  As filed with the Securities and Exchange Commission on March 27, 1998


                                                    File Nos. 33-52742; 811-7238
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                  _
                          Pre-Effective Amendment No.          _

                        Post-Effective Amendment No. 15        X

                                     and/or
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                  _

                                Amendment No. 17               X

                        (Check appropriate box or boxes)

                            SUNAMERICA SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                              1 SunAmerica Center
                           Los Angeles, CA 90067-6022

               (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Susan L. Harris, Esq.
                                SunAmerica Inc.
                              1 SunAmerica Center
                          Los Angeles, CA  90067-6022


It is proposed that this filing will become effective (check appropriate box)
    immediately upon filing pursuant to paragraph (b)
---

 X  on (April 1, 1998) pursuant to paragraph (b)
---

    60 days after filing pursuant to paragraph (a)
---
    on (date) pursuant to paragraph (a) of Rule 485
---

    75 days after filing pursuant to paragraph (a)(2)
---

                           --------------------


================================================================================

                            SUNAMERICA SERIES TRUST

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(b)
                        Under the Securities Act of 1933

PART A
Item No.     Registration Statement Caption                 Caption in Prospectus
      1.     Cover Page                                     Cover Page

      2.     Synopsis - Fee Table                                   *

      3.     Financial Highlights                           Financial Highlights

      4.     General Description of Registrant              The Trust, Its Investment
                                                            Objectives and Policies;
                                                            Description of Securities
                                                            and Investment Techniques

      5.     Management of the Fund                         Management

      6.     Capital Stock and Other Securities             Dividends, Distributions and
                                                            Federal Taxes; Shareholder
                                                            Voting Rights; Shareholder
                                                            Inquiries

      7.     Purchase of Securities Being Offered           Purchases and Redemptions

      8.     Redemption or Repurchase                       Purchases and Redemptions

      9.     Pending Legal Proceedings                              *


PART B                                                      Caption in Statement
Item No.     Registration Statement Caption                 of Additional Information

     10.     Cover Page                                     Cover Page

     11.     Table of Contents                              Table of Contents

     12.     General Information and History                The Trust

     13.     Investment Objectives and Policies             Investment Objectives and
                                                            Policies; Investment
                                                            Restrictions

     14.     Management of the Fund                         Trust Officers and Trustees

     15.     Contact Persons and Principal Holders          The Trust
             of Securities

     16.     Investment Advisory and Other Services         Investment Advisory and
                                                            Management Agreement;
                                                            Subadvisory Agreements;
                                                            General Information

     17.     Brokerage Allocation and Other Practices       Execution of Portfolio
                                                            Transactions

     18.     Capital Stock and Other Securities                     *

     19.     Purchase, Redemption and Pricing of            Price of Shares
             Securities Being Offered

     20.     Tax Status                                     Dividends, Distributions and Federal Taxes

     21.     Underwriters                                           *

     22.     Calculation of Performance Data                        *

     23.     Financial Statements                           Financial Statements


* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

                                     PART C

         The information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                          PROSPECTUS -- APRIL 1, 1998
================================================================================
                            SUNAMERICA SERIES TRUST
================================================================================

                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

SunAmerica Series Trust ("Trust") is an open-end management investment company. The Trust consists of 22 Portfolios, each of which has its own investment objectives and policies.

The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.


The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.


The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.


The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal by maintaining, at all times, a balanced portfolio of stocks and bonds.


The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

THE HIGH-YIELD BOND AND WORLDWIDE HIGH INCOME PORTFOLIOS INVEST PREDOMINANTLY IN, AND THE CORPORATE BOND, BALANCED/PHOENIX INVESTMENT COUNSEL, ASSET ALLOCATION, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME AND EMERGING MARKETS PORTFOLIOS MAY INVEST IN, LOWER-RATED AND UNRATED BONDS (ALSO KNOWN AS "JUNK BONDS"). BONDS OF THIS TYPE ARE TYPICALLY SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES -- RISK FACTORS RELATING TO HIGH-YIELD BONDS" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.

                                                  (Cover continued on next page)
                            ------------------------

INVESTMENTS IN A PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Trust. Please read it carefully and retain it for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Further information about the performance of the Portfolios is contained in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by writing to the Trust at the above address or by calling 1-800-445-SUN2.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

(Cover continued from previous page)

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The FEDERATED VALUE PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The VENTURE VALUE PORTFOLIO seeks to achieve growth of capital by investing primarily in common stocks.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the Standard & Poor's 400 Industrials.

The ALLIANCE GROWTH, GROWTH/PHOENIX INVESTMENT COUNSEL and PUTNAM GROWTH PORTFOLIOS each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which the Adviser believes have the potential for appreciation.

The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income by investing primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective by investing primarily in common stocks traded on markets outside the United States.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by its subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing mainly in the common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and may be sold to fund variable life contracts issued in the future. The contracts involve fees and expenses not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

=========================================================
                               TABLE OF CONTENTS
=========================================================


 TOPIC                                       PAGE
 -----                                       ----
 FINANCIAL HIGHLIGHTS......................    4
 THE TRUST, ITS INVESTMENT OBJECTIVES AND
   POLICIES................................    8
        Cash Management Portfolio..........    9
        Corporate Bond Portfolio...........    9
        Global Bond Portfolio..............   10
        High-Yield Bond Portfolio..........   11
        Worldwide High Income Portfolio....   12
        SunAmerica Balanced Portfolio......   13
        Balanced/Phoenix Investment Counsel
        Portfolio..........................   14
        Asset Allocation Portfolio.........   15
        Utility Portfolio..................   15
        Growth-Income Portfolio............   16
        Federated Value Portfolio..........   16
        Venture Value Portfolio............   17
        "Dogs" of Wall Street Portfolio....   18
        Alliance Growth, Growth/Phoenix
        Investment Counsel and Putnam
        Growth Portfolios..................   20
        Real Estate Portfolio..............   20
        Aggressive Growth Portfolio........   21
        International Growth and Income
        Portfolio..........................   21
        Global Equities Portfolio..........   22
        International Diversified Equities
        Portfolio..........................   22
        Emerging Markets Portfolio.........   23
 DESCRIPTION OF SECURITIES AND INVESTMENT
   TECHNIQUES..............................   24
 MANAGEMENT................................   34
 PORTFOLIO TURNOVER AND BROKERAGE..........   40
 DIVIDENDS, DISTRIBUTIONS AND FEDERAL
   TAXES...................................   41
 PRICE OF SHARES...........................   42
 PURCHASES AND REDEMPTIONS.................   42
 SHAREHOLDER VOTING RIGHTS.................   42
 INDEPENDENT ACCOUNTANTS...................   43
 GENERAL INFORMATION.......................   43
 SHAREHOLDER INQUIRIES.....................   43
 FINANCIAL INFORMATION.....................   43

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================


The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                        DIVIDENDS   DIVIDENDS
                                               NET           TOTAL      DECLARED    FROM NET       NET                    NET
                   NET ASSET     NET         REALIZED         FROM      FROM NET    REALIZED      ASSET                  ASSETS
                     VALUE     INVEST-     & UNREALIZED     INVEST-      INVEST-     GAIN ON      VALUE                  END OF
                   BEGINNING     MENT     GAIN (LOSS) ON      MENT        MENT       INVEST-     END OF       TOTAL      PERIOD
  PERIOD ENDED     OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS    INCOME       MENTS      PERIOD     RETURN***   (000'S)
================================================================================================================================
                                                   Cash Management Portfolio
2/9/93-11/30/93     $10.00      $0.19         $ 0.01         $ 0.20      $   --      $   --      $10.20        2.00%    $ 24,603
11/30/94             10.20       0.38          (0.02)          0.36       (0.09)         --       10.47        3.51       89,098
11/30/95             10.47       0.56           0.01           0.57       (0.34)         --       10.70        5.59       90,731
11/30/96             10.70       0.53          (0.02)          0.51       (0.45)         --       10.76        4.92       91,247
11/30/97             10.76       0.53           0.01           0.54       (0.56)         --       10.74        5.22      156,119
--------------------------------------------------------------------------------------------------------------------------------
                                                    Corporate Bond Portfolio
7/1/93-11/30/93      10.00       0.14           0.05           0.19          --          --       10.19        1.90       11,667
11/30/94             10.19       0.52          (0.87)         (0.35)      (0.05)      (0.04)       9.75       (3.41)      15,869
11/30/95              9.75       0.60           1.00           1.60       (0.53)         --       10.82       17.01       29,475
11/30/96             10.82       0.65           0.03           0.68       (0.41)         --       11.09        6.51       37,207
11/30/97             11.09       0.77           0.21           0.98       (0.53)         --       11.54        9.26       62,272
--------------------------------------------------------------------------------------------------------------------------------
                                                     Global Bond Portfolio
7/1/93-11/30/93      10.00       0.13           0.17           0.30          --          --       10.30        3.00       25,010
11/30/94             10.30       0.53          (0.86)         (0.33)      (0.09)      (0.05)       9.83       (3.18)      44,543
11/30/95              9.83       0.60           0.97           1.57       (0.38)         --       11.02       16.40       59,759
11/30/96             11.02       0.59           0.54           1.13       (0.75)         --       11.40       10.94       68,221
11/30/97             11.40       0.52           0.38           0.90       (0.75)      (0.04)      11.51        8.43       89,043
--------------------------------------------------------------------------------------------------------------------------------
                                                   High-Yield Bond Portfolio
2/9/93-11/30/93      10.00       0.76           0.36           1.12          --          --       11.12       11.20       41,851
11/30/94             11.12       1.20          (1.65)         (0.45)      (0.29)      (0.06)      10.32       (4.26)      55,803
11/30/95             10.32       1.11           0.12           1.23       (1.02)         --       10.53       12.64       82,174
11/30/96             10.53       0.98           0.48           1.46       (0.95)         --       11.04       14.86      113,229
11/30/97             11.04       1.04           0.48           1.52       (0.74)         --       11.82       14.53      195,639
--------------------------------------------------------------------------------------------------------------------------------
                                                Worldwide High Income Portfolio
10/28/94-11/30/94    10.00       0.04          (0.09)         (0.05)         --          --        9.95       (0.50)      10,478
11/30/95              9.95       1.10           0.47           1.57       (0.10)         --       11.42       16.02       21,515
11/30/96             11.42       1.25           1.60           2.85       (0.87)      (0.05)      13.35       26.87       49,204
11/30/97             13.35       0.98           0.68           1.66       (0.90)      (0.91)      13.20       14.17      125,224
--------------------------------------------------------------------------------------------------------------------------------
                                                 SunAmerica Balanced Portfolio
6/3/96-11/30/96      10.00       0.10           1.03           1.13          --          --       11.13       11.30       10,224
11/30/97             11.13       0.23           2.15           2.38       (0.04)      (0.02)      13.45       21.48       44,621
================================================================================================================================


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
=====================================================================
                               Cash Management Portfolio
2/9/93-11/30/93       0.71%+++      2.53%+++       --%          N/A
11/30/94              0.70++        3.73++         --           N/A
11/30/95              0.67          5.32           --           N/A
11/30/96              0.62          4.90           --           N/A
11/30/97              0.63          5.06           --           N/A
---------------------------------------------------------------------
                                Corporate Bond Portfolio
7/1/93-11/30/93       0.94+++       3.92+++       208           N/A
11/30/94              0.94++        5.21++        419           N/A
11/30/95              0.96++        5.93++        412           N/A
11/30/96              0.97          6.11          338           N/A
11/30/97              0.91          6.99           49           N/A
---------------------------------------------------------------------
                                 Global Bond Portfolio
7/1/93-11/30/93       1.35+++       3.56+++        84           N/A
11/30/94              1.06          5.29          347           N/A
11/30/95              0.95          5.89          339           N/A
11/30/96              0.89          5.44          223           N/A
11/30/97              0.90          4.70          360           N/A
---------------------------------------------------------------------
                               High-Yield Bond Portfolio
2/9/93-11/30/93       0.94+++       9.43+++       229           N/A
11/30/94              0.92++       11.07++        225           N/A
11/30/95              0.80         10.80          174           N/A
11/30/96              0.77          9.41          107           N/A
11/30/97              0.75          9.26          243           N/A
---------------------------------------------------------------------
                            Worldwide High Income Portfolio
10/28/94-11/30/94     1.60+++       4.48+++         2           N/A
11/30/95              1.30         10.46          176           N/A
11/30/96              1.18         10.45          177           N/A
11/30/97              1.10          7.58          146           N/A
---------------------------------------------------------------------
                             SunAmerica Balanced Portfolio
6/3/96-11/30/96       1.00+++       1.92+++        40        0.0600
11/30/97              1.00          1.82          143        0.0600
=====================================================================

  *  Calculated based upon average shares outstanding
 **  After fee waivers and expense reimbursements by the investment adviser
*** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  +  Annualized
 ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:



                                                                    EXPENSES                        NET INVESTMENT INCOME
                                                        ================================     ====================================
                                                        1993   1994   1995   1996   1997     1993   1994    1995    1996    1997
    -----------------------------------------------------------------------------------------------------------------------------
    Cash Management Portfolio.........................  1.10%  0.78%  0.67%  0.62%  0.63%    2.14%   3.65%   5.32%   4.90%   5.06%
    Corporate Bond Portfolio..........................  1.81   1.09   0.97   0.97   0.91     3.05    5.06    5.92    6.11    6.99
    Global Bond Portfolio.............................  1.81   1.06   0.95   0.89   0.90     3.10    5.29    5.89    5.44    4.70
    High-Yield Bond Portfolio.........................  1.29   0.93   0.80   0.77   0.75     9.08   11.06   10.80    9.41    9.26
    Worldwide High Income Portfolio...................    --   2.26   1.30   1.18   1.10       --    3.82   10.46   10.45    7.58
    SunAmerica Balanced Portfolio.....................    --     --     --   1.43   1.00       --      --      --    1.49    1.82
    =============================================================================================================================

The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                        DIVIDENDS   DIVIDENDS
                                 NET           NET           TOTAL      DECLARED    FROM NET                                NET
                   NET ASSET   INVEST-       REALIZED         FROM      FROM NET    REALIZED    NET ASSET                  ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON      VALUE                    END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-     END OF       TOTAL        PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS      PERIOD     RETURN***     (000'S)
===================================================================================================================================

                                           Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94   $10.00      $0.04         $(0.08)        $(0.04)     $   --      $   --      $ 9.96        (0.40)%   $    1,516
11/30/95              9.96       0.34           2.23           2.57       (0.05)         --       12.48        25.89         32,429
11/30/96             12.48       0.34           1.31           1.65       (0.19)      (0.31)      13.63        13.75         70,021
11/30/97             13.63       0.37           1.39           1.76       (0.23)      (0.41)      14.75        13.52         95,721
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Asset Allocation Portfolio
7/1/93-11/30/93      10.00       0.08           0.28           0.36          --          --       10.36         3.60         35,590
11/30/94             10.36       0.29          (0.25)          0.04       (0.05)      (0.03)      10.32         0.30        106,856
11/30/95             10.32       0.42           2.24           2.66       (0.20)      (0.04)      12.74        26.10        199,836
11/30/96             12.74       0.48           2.00           2.48       (0.31)      (0.39)      14.52        20.27        316,388
11/30/97             14.52       0.44           2.55           2.99       (0.40)      (0.90)      16.21        21.97        526,585
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Utility Portfolio
6/3/96-11/30/96      10.00       0.24           0.51           0.75          --          --       10.75         7.50          6,299
11/30/97             10.75       0.36           1.91           2.27       (0.09)      (0.02)      12.91        21.26         24,366
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Growth-Income Portfolio
2/9/93-11/30/93      10.00       0.12           0.49           0.61          --          --       10.61         6.10         45,080
11/30/94             10.61       0.13          (0.36)         (0.23)      (0.04)      (0.01)      10.33        (2.20)        84,899
11/30/95             10.33       0.17           3.31           3.48       (0.10)         --       13.71        33.89        171,281
11/30/96             13.71       0.18           3.48           3.66       (0.12)      (0.43)      16.82        27.41        325,463
11/30/97             16.82       0.17           4.69           4.86       (0.13)      (0.73)      20.82        30.11        622,062
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Federated Value Portfolio
6/3/96-11/30/96      10.00       0.07           1.01           1.08          --          --       11.08        10.80         12,460
11/30/97             11.08       0.13           2.72           2.85       (0.03)         --       13.90        25.75         59,024
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Venture Value Portfolio
10/28/94-11/30/94    10.00       0.03          (0.25)         (0.22)         --          --        9.78        (2.20)         4,449
11/30/95              9.78       0.17           3.55           3.72       (0.03)         --       13.47        38.17        154,908
11/30/96             13.47       0.18           3.46           3.64       (0.09)      (0.12)      16.90        27.44        516,413
11/30/97             16.90       0.19           4.73           4.92       (0.09)      (0.26)      21.47        29.62      1,140,053
===================================================================================================================================


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
=====================================================================
                     Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94     1.00%++       4.25%++        10%          N/A
11/30/95              0.98++        3.08++        153           N/A
11/30/96              0.84          2.74          194        0.0589
11/30/97              0.82          2.63          271        0.0526
---------------------------------------------------------------------
                               Asset Allocation Portfolio
7/1/93-11/30/93       0.99+++       2.33+++        71           N/A
11/30/94              0.94++        2.71++        152           N/A
11/30/95              0.81          3.62          207           N/A
11/30/96              0.74          3.66          200        0.0587
11/30/97              0.68          2.88          176        0.0591
---------------------------------------------------------------------
                                   Utility Portfolio
6/3/96-11/30/96       1.05+++       4.41+++        24        0.0439
11/30/97              1.05++        3.15++         77        0.0365
---------------------------------------------------------------------
                                Growth-Income Portfolio
2/9/93-11/30/93       0.82+++       1.59+++        27           N/A
11/30/94              0.81++        1.26++         59           N/A
11/30/95              0.77          1.42           59           N/A
11/30/96              0.72          1.21           82        0.0597
11/30/97              0.65          0.89           44        0.0555
---------------------------------------------------------------------
                               Federated Value Portfolio
6/3/96-11/30/96       1.05+++       1.26+++        30        0.0520
11/30/97              1.03          1.03           46        0.0494
---------------------------------------------------------------------
                                Venture Value Portfolio
10/28/94-11/30/94     1.10+++       3.93+++        --           N/A
11/30/95              1.00++        1.43++         18           N/A
11/30/96              0.85          1.21           22        0.0598
11/30/97              0.79          0.98           22        0.0599
=====================================================================


  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser

*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

  + Annualized

  ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:


                                                                  EXPENSES                      NET INVESTMENT INCOME (LOSS)
                                                    ------------------------------------    -------------------------------------
                                                    1993    1994    1995    1996    1997    1993    1994     1995    1996    1997
    -----------------------------------------------------------------------------------------------------------------------------
    Balanced/Phoenix Investment Counsel
     Portfolio....................................    --%   6.82%   1.11%   0.84%   0.82%     --%   (1.57)%  2.95%   2.74%   2.63%
    Asset Allocation Portfolio....................  1.67    0.94    0.81    0.74    0.68    1.65     2.71    3.62    3.66    2.88
    Utility Portfolio.............................    --      --      --    1.93    1.24      --       --      --    3.53    2.96
    Growth-Income Portfolio.......................  1.40    0.89    0.77    0.72    0.65    1.01     1.18    1.42    1.21    0.89
    Federated Value Portfolio.....................    --      --      --    1.57    1.03      --       --      --    0.74    1.03
    Venture Value Portfolio.......................    --    3.89    1.02    0.85    0.79      --     1.14    1.41    1.21    0.98
    =============================================================================================================================

The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                        DIVIDENDS   DIVIDENDS
                                 NET           NET           TOTAL      DECLARED    FROM NET                              NET
                   NET ASSET   INVEST-       REALIZED         FROM      FROM NET    REALIZED    NET ASSET                ASSETS
                     VALUE       MENT      & UNREALIZED     INVEST-      INVEST-     GAIN ON      VALUE                  END OF
                   BEGINNING    INCOME    GAIN (LOSS) ON      MENT        MENT       INVEST-     END OF       TOTAL      PERIOD
  PERIOD ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS    INCOME       MENTS      PERIOD     RETURN***   (000'S)
================================================================================================================================

                                                   Alliance Growth Portfolio
2/9/93-11/30/93     $10.00      $0.05         $ 0.87         $ 0.92      $   --      $   --      $10.92        9.20%    $ 23,256
11/30/94             10.92       0.04          (0.14)         (0.10)      (0.01)      (0.17)      10.64       (0.93)      52,213
11/30/95             10.64       0.07           5.08           5.15       (0.03)      (0.13)      15.63       48.91      167,870
11/30/96             15.63       0.08           4.07           4.15       (0.04)      (1.01)      18.73       28.05      381,367
11/30/97             18.73       0.16           4.76           4.92       (0.05)      (1.04)      22.56       27.80      704,533
--------------------------------------------------------------------------------------------------------------------------------

                                          Growth/Phoenix Investment Counsel Portfolio
2/9/93-11/30/93      10.00       0.17           0.61           0.78          --          --       10.78        7.80       65,032
11/30/94             10.78       0.16          (0.87)         (0.71)      (0.06)         --       10.01       (6.64)     104,194
11/30/95             10.01       0.12           3.14           3.26       (0.13)         --       13.14       32.92      149,910
11/30/96             13.14       0.11           2.16           2.27       (0.11)      (0.91)      14.39       18.40      186,368
11/30/97             14.39       0.11           2.48           2.59       (0.10)      (1.26)      15.62       19.78      218,496
--------------------------------------------------------------------------------------------------------------------------------

                                                    Putnam Growth Portfolio
2/9/93-11/30/93      10.00       0.02           0.02           0.04          --          --       10.04        0.40       42,911
11/30/94             10.04       0.03          (0.01)          0.02       (0.01)         --       10.05        0.19       75,342
11/30/95             10.05      (0.01)          3.09           3.08       (0.03)         --       13.10       30.66      115,276
11/30/96             13.10         --           2.61           2.61          --          --       15.71       19.92      160,073
11/30/97             15.71       0.03           3.93           3.96          --       (0.52)      19.15       26.01      234,726
--------------------------------------------------------------------------------------------------------------------------------

                                                     Real Estate Portfolio
6/2/97-11/30/97      10.00       0.16           1.37           1.53          --          --       11.53       15.30       29,565
--------------------------------------------------------------------------------------------------------------------------------

                                                  Aggressive Growth Portfolio
6/3/96-11/30/96      10.00       0.02           0.34           0.36          --          --       10.36        3.60       35,124
11/30/97             10.36       0.01           1.40           1.41       (0.01)         --       11.76       13.62      103,603
--------------------------------------------------------------------------------------------------------------------------------

                                           International Growth and Income Portfolio
6/2/97-11/30/97      10.00       0.03           0.38           0.41          --          --       10.41        4.10       42,844
--------------------------------------------------------------------------------------------------------------------------------

                                                   Global Equities Portfolio
2/9/93-11/30/93      10.00       0.03           0.96           0.99          --          --       10.99        9.90       43,737
11/30/94             10.99       0.05           0.71           0.76       (0.01)      (0.07)      11.67        6.87      136,758
11/30/95             11.67       0.12           1.64           1.76       (0.08)      (0.29)      13.06       15.58      165,752
11/30/96             13.06       0.14           2.19           2.33       (0.14)      (0.33)      14.92       18.21      246,482
11/30/97             14.92       0.09           1.79           1.88       (0.13)      (0.69)      15.98       13.30      341,639
--------------------------------------------------------------------------------------------------------------------------------

                                          International Diversified Equities Portfolio
10/28/94-11/30/94    10.00       0.01          (0.23)         (0.22)         --          --        9.78       (2.20)      12,438
11/30/95              9.78       0.07           0.38           0.45       (0.08)         --       10.15        4.63       48,961
11/30/96             10.15       0.05           1.43           1.48       (0.26)         --       11.37       14.85      157,008
11/30/97             11.37       0.09           0.28           0.37       (0.31)      (0.10)      11.33        3.52      248,927
--------------------------------------------------------------------------------------------------------------------------------

                                                   Emerging Markets Portfolio
6/2/97-11/30/97      10.00       0.06          (2.03)         (1.97)         --          --        8.03      (19.70)      19,979
================================================================================================================================


                                RATIO OF NET
                    RATIO OF     INVESTMENT
                    EXPENSES       INCOME                   AVERAGE
                   TO AVERAGE    TO AVERAGE    PORTFOLIO   COMMISSION
  PERIOD ENDED     NET ASSETS    NET ASSETS    TURNOVER    PER SHARE
=====================================================================
                               Alliance Growth Portfolio
2/9/93-11/30/93       0.82%+++      0.61%+++       73%          N/A
11/30/94              0.82++        0.37++        146           N/A
11/30/95              0.79          0.51          138           N/A
11/30/96              0.71          0.51          121        0.0649
11/30/97              0.65          0.37          110        0.0617
---------------------------------------------------------------------
                      Growth/Phoenix Investment Counsel Portfolio
2/9/93-11/30/93       0.82+++       2.20+++       165           N/A
11/30/94              0.81++        1.52++        211           N/A
11/30/95              0.76          1.01          229           N/A
11/30/96              0.74          0.82          164        0.0534
11/30/97              0.73          0.77          217        0.0530
---------------------------------------------------------------------
                                Putnam Growth Portfolio
2/9/93-11/30/93       0.97+++       0.32+++        40           N/A
11/30/94              0.96++        0.31++         54           N/A
11/30/95              0.93         (0.05)          52           N/A
11/30/96              0.90         (0.02)          63        0.0443
11/30/97              0.91          0.18          125        0.0324
---------------------------------------------------------------------
                                 Real Estate Portfolio
6/2/97-11/30/97       1.25+++       3.25+++         7        0.0600
---------------------------------------------------------------------
                              Aggressive Growth Portfolio
6/3/96-11/30/96       1.05+++       0.46+++        47        0.0600
11/30/97              0.90         (0.13)         221        0.0600
---------------------------------------------------------------------
                       International Growth and Income Portfolio
6/2/97-11/30/97       1.60+++       0.61+++        19        0.0030
---------------------------------------------------------------------
                               Global Equities Portfolio
2/9/93-11/30/93       1.50+++       0.38+++        58           N/A
11/30/94              1.28          0.42           67           N/A
11/30/95              1.14          1.02          106           N/A
11/30/96              1.03          1.04           70        0.0256
11/30/97              0.95          0.58          115        0.0284
---------------------------------------------------------------------
                      International Diversified Equities Portfolio
10/28/94-11/30/94     1.70+++       1.60+++        --           N/A
11/30/95              1.70++        0.76++         52           N/A
11/30/96              1.59          0.47           53        0.0023
11/30/97              1.35          0.82           56        0.0008
---------------------------------------------------------------------
                               Emerging Markets Portfolio
6/2/97-11/30/97       1.90+++       1.33+++        49        0.0011
=====================================================================


  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser

*** Does not reflect expenses that apply to the separate accounts of Anchor
    National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

  + Annualized

 ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES                        NET INVESTMENT INCOME (LOSS)
                                                ------------------------------------    -----------------------------------------
                                                1993    1994    1995    1996    1997    1993     1994     1995     1996     1997
    -----------------------------------------------------------------------------------------------------------------------------
    Alliance Growth Portfolio.................  1.56%   0.96%   0.79%   0.71%   0.65%   (0.13)%   0.23%    0.51%    0.51%    0.37%
    Growth/Phoenix Investment Counsel
     Portfolio................................  1.28    0.87    0.76    0.74    0.73     1.74     1.46     1.01     0.82     0.77
    Putnam Growth Portfolio...................  1.46    1.05    0.93    0.90    0.91    (0.17)    0.22    (0.05)   (0.02)    0.18
    Real Estate Portfolio.....................    --      --      --      --    1.36       --       --       --       --     3.14
    Aggressive Growth Portfolio...............    --      --      --    1.09    0.90       --       --       --     0.42    (0.13)
    International Growth and Income
     Portfolio................................    --      --      --      --    2.02       --       --       --       --     0.19
    Global Equities Portfolio.................  2.52    1.28    1.14    1.03    0.95    (0.64)    0.42     1.02     1.04     0.58
    International Diversified Equities
     Portfolio................................    --    3.50    2.09    1.59    1.35       --    (0.20)    0.37     0.47     0.82
    Emerging Markets Portfolio................    --      --      --      --    2.60       --       --       --       --     0.63
    =============================================================================================================================

=========================================================
    THE TRUST, ITS INVESTMENT OBJECTIVES AND POLICIES
=========================================================


The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts which issue separate accounts (the "Accounts"), which are separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company (collectively referred to as the "Life Companies").


The Trust issues 22 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Real Estate Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, and Emerging Markets Portfolio. All shares may be purchased or redeemed by the Accounts at net asset value without any sales or redemption charge.


SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect, wholly owned subsidiary of Anchor National Life Insurance Company, serves as investment adviser for all the Portfolios of the Trust. See "Management." Some Portfolios benefit from discretionary advisory services provided by separate registered investment advisers (each a "Subadviser"). Alliance Capital Management L.P. ("Alliance") serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Davis Selected Advisers, L.P. ("Davis Selected") serves as subadviser for the Venture Value and Real Estate Portfolios; Federated Investment Counseling ("Federated") serves as subadviser for the Corporate Bond, Federated Value and Utility Portfolios; Goldman Sachs Asset Management ("GSAM") serves as subadviser for the Asset Allocation Portfolio; Goldman Sachs Asset Management International ("GSAM-International") serves as subadviser for the Global Bond Portfolio; Morgan Stanley Asset Management Inc. ("MSAM") serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios; Phoenix Investment Counsel, Inc. ("Phoenix") serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios; and Putnam Investment Management, Inc. ("Putnam") serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street or Aggressive Growth Portfolios. SAAMCo performs all investment advisory services for these Portfolios.


Each Portfolio has investment objectives and certain policies as described in this Prospectus. There can be no guarantee that any Portfolio's investment objectives will be met or that the net return on an investment in a Portfolio will exceed that which could have been obtained through other investment or savings vehicles. Investors should carefully review the investment objectives and policies of a Portfolio and consider their ability to assume the risks involved before making an investment in a Portfolio. Each Portfolio also has certain fundamental investment restrictions, which are described in the Statement of Additional Information. A Portfolio's fundamental investment restrictions may not be changed without a majority of the outstanding voting securities of that Portfolio. See "Shareholder Voting Rights." All other investment practices may be changed without a vote of the shareholders.

The Global Bond, Worldwide High Income, International Diversified Equities and "Dogs" of Wall Street Portfolios are organized as separate "non-diversified" portfolios of the Trust (as such term is defined under the Investment Company Act of 1940, as amended, (the "1940 Act")); subject, however, to certain tax diversification requirements. See "Dividends, Distributions and Federal Taxes." Each of the Utility and Real Estate Portfolios intend to concentrate its investments in the industry stated in its name, which means that each Portfolio intends to invest at least 25% of its total assets in the securities of such industry.

The Portfolios' investment objectives are discussed below. Please also refer, however, to the section captioned "Description of Securities and Investment Techniques" for a more detailed description of the characteristics and risks associated with the types of securities in which the various Portfolios may invest. Reference is also made in the following sections to ratings assigned to certain types of securities by Standard & Poor's Rating Services, a Division of the

McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") and Thomson BankWatch, Inc. ("Thomson BankWatch"), recognized independent securities ratings institutions. References to the particular ratings categories of the securities in which a Portfolio may invest should be read to include unrated securities deemed by the Adviser or Subadviser to be of comparable quality to the rated securities in such categories. A description of the ratings categories assigned by S&P, Moody's, Fitch, Thomson BankWatch and Duff & Phelps is contained in the Statement of Additional Information.


CASH MANAGEMENT PORTFOLIO

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments including corporate bonds and notes; commercial bank obligations; securities of the U.S. government, its agencies and instrumentalities; commercial paper and savings association obligations. These securities mature in one year or less. The Cash Management Portfolio also may enter into repurchase agreements and firm commitment agreements and purchase when-issued securities. See "Description of Securities and Investment Techniques."


The Cash Management Portfolio invests only in securities determined, in accordance with procedures established by the Trust's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and S&P (for example, commercial paper rated P-1 and A-1 by Moody's and S&P, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's and S&P.


Although investments in the Cash Management Portfolio should present minimal market risk because the investments of the Portfolio consists of only short-term debt obligations, an investment in this Portfolio is subject to the risks of declining interest rates and the economy as a whole. Also, the return on an investment in the Cash Management Portfolio would not be the same as the return on an investment in a money market fund available directly to the public even where yields are equivalent, due to fees imposed at the variable annuity contract level.
CORPORATE BOND PORTFOLIO

The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in investment grade debt securities (i.e., those rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by S&P (AAA, AA, A or BBB)), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including mortgage-backed securities) or repurchase agreements collateralized by such investment grade or U.S. government securities. In addition, under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets, taken at market value at the time of investment, in corporate debt securities, including asset-backed securities and privately placed debt securities, of domestic and foreign issuers. Certain fixed rate obligations in which the Portfolio invests may involve equity characteristics. The Portfolio may, for example, invest in unit offerings that combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the equity security or equity equivalent is relatively small. If the equity security or equity equivalent becomes valuable it will ordinarily be sold rather than exercised in the case of warrants, rights or options. It is anticipated that no more than 10% of the assets of the Portfolio will constitute equity securities or equity equivalents regardless of how such securities were acquired. To the extent that such securities are acquired, there may be some additional investment risk and countervailing opportunity, depending upon the extent to which the common stock price fluctuates.

Up to 35% of the Portfolio's total assets may be invested in the following: other types of debt securities, including those rated below investment grade, zero-coupon bonds, pay-in-kind securities, and units consisting of bonds and equity equivalents; commercial paper rated at the time of purchase P-1 by Moody's or A-1 by S&P; obligations of banks having total assets in excess of $1 billion; and preferred stocks (including those rated below investment grade, convertible into, or carrying warrants to purchase, common stocks or other equity interests).

The Portfolio will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields. There is no limit with respect to the rating categories for securities in which the Portfolio may invest. The weighted average ratings by S&P as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "AAA" 10.39%; "AA" 3.47%; "A" 21.23%; "BBB" 35.24%; "BB" 11.72%; and "B"
15.85%, and 2.10% in cash. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of lower-rated securities.



The Portfolio may invest in high quality short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are also authorized for purchase by the Cash Management Portfolio. The Portfolio may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same types, coupons and maturity) securities on a specified future date. The Portfolio may also invest in synthetic or derivative instruments based on permitted investments, including futures contracts, options, interest-rate swaps, mortgage swaps and interest-rate caps, floors and collars.


GLOBAL BOND PORTFOLIO


The investment objective of the Global Bond Portfolio is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. Under normal circumstances, the Portfolio will seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its investments.



The fixed-income securities in which the Portfolio may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and custodial receipts thereof; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities or by multiple governmental entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World
Bank); (iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including U.S. or foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $1 billion; (v) commercial paper; and (vi) mortgage-related and asset-backed securities.



All securities purchased by the Portfolio will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. However, the Portfolio generally intends to invest at least 50% of its total assets in securities having the highest applicable credit quality rating. Unrated securities will be determined by the Subadvisers to be of comparable quality. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates.


In selecting securities for the Portfolio, the Subadviser will consider such factors as the security's duration, sector and credit quality rating as well as the security's yield and prospects for capital appreciation. It is expected that the Portfolio will use currency transactions both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets.


Under normal circumstances, the Portfolio's duration is expected to be equal to that of its benchmark, the J.P. Morgan Global Government Bond Index, plus or minus 2-5 years. In addition, the Portfolio will normally maintain a dollar-weighted average duration of not more than 7.5 years. However, the Portfolio is not subject to any limitation with respect to the average maturity of its Portfolio or the individual securities in which the Portfolio may invest. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. Maturity measures only the time until final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time. In computing the duration of its portfolio, the Subadviser will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer. The Portfolio may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of debt obligations at a premium or discount, transactions in options, futures contracts, options on futures and mortgage and interest-rate swaps, caps, collars and floors. The Portfolio may also enter into dollar rolls.


It is expected that the Portfolio will employ certain active currency and interest-rate management techniques involving risks different from those associated with investing solely in dollar-denominated fixed-income securities of U.S. issuers. Such active management techniques include transactions in options (including yield curve options), futures and options on futures, forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest-rate swaps, floors, caps and collars. The aggregate amount of the Portfolio's net currency exposure will not exceed its total asset value. However, to the extent that the Portfolio is fully invested in fixed-income securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions.


The Portfolio will, under normal market conditions, have at least 30% of its total assets, adjusted to reflect the Portfolio's net exposure after giving effect to currency transactions and positions, denominated in U.S. dollars. The Portfolio may, for temporary defensive purposes (such as when instability or unfavorable conditions exist in foreign countries), invest 100% of its total assets in U.S. dollar-denominated securities or securities of U.S. issuers.


The Portfolio may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Portfolio, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Portfolio's total assets will be invested in securities of issuers in any other single foreign country. Concentration of the Portfolio's investments in such issuers will subject the Portfolio to the risks of adverse social, political or economic events which may occur in those countries.


Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

HIGH-YIELD BOND PORTFOLIO

The primary investment objective of the High-Yield Bond Portfolio is a high level of current income; its secondary investment objective is capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in high-yield bonds. Subject to this requirement the Portfolio may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit; bankers' acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies) and obligations issued or guaranteed by the U.S. government. These "high-yield" bonds, commonly referred to as "junk bonds," typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds. Further, a substantial portion of the Portfolio's assets will generally be invested in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.


High-yield, high-risk bonds generally include any bonds that are rated Ba or below by Moody's or BB or below by S&P. Bonds rated Ba or BB or below are considered speculative. The Portfolio may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or unrated but considered by the Adviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P. The weighted average ratings by Moody's as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "Aaa" - 5.17%; "Ba" 14.04%; "B" 62.04%; and "Caa" 11.45%; and the balance 7.3% in unrated bonds which the adviser deemed comparable to "Caa" rating. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" and "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield Bonds" for a more detailed description of these securities.


In pursuing its secondary investment objective of capital appreciation, the Portfolio may purchase high-yield bonds that are expected by the Adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Portfolio may invest for this purpose up to 25% of its assets in equity securities, such as common stocks, or other securities having common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital appreciation is perceived due to anticipated improvement in the issuer's credit quality or ratings. The Portfolio also may purchase or hold warrants or rights.

Up to 25% of the Portfolio's assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Portfolio may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. Investment in foreign securities also involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

WORLDWIDE HIGH INCOME PORTFOLIO


The investment objective of the Worldwide High Income Portfolio is high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding, fixed-income securities of issuers located throughout the world. The Portfolio seeks to achieve its investment objective by allocating its assets among any or all of three investment sectors: U.S. corporate lower-rated and unrated debt securities, emerging country debt securities and global fixed-income securities offering high real yields. The types of securities in each of these investment sectors are described in detail in the Statement of Additional Information. In selecting U.S. corporate lower-rated and unrated debt securities for the Portfolio, the Subadviser will consider, among other things, the price of the security, and the financial history, condition, prospects and management of the issuer. The Subadviser intends to invest a portion of the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuers improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. In addition, the Subadviser will attempt to invest a portion of the Portfolio's assets in fixed-income securities of issuers in global fixed-income markets displaying high real (inflation adjusted) yields. Under normal conditions, the Portfolio intends to invest between 80% and 100% of its total assets in some or all of three categories of higher-yielding securities, some of which may entail increased credit and market risk.

The Subadviser's approach to multi-currency fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Subadviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.

From time to time, a portion of the Portfolio's investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and S&P. Such lower-rated bonds are commonly referred to as "junk bonds." Securities in such lower rating categories may have predominantly speculative characteristics or may be in default. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of Moody's and S&P's corporate bond ratings. Ratings represent the opinion of rating agencies as to the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, while the Subadviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments in U.S. corporate lower-rated and unrated debt securities and emerging country debt securities are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations. Ratings of a foreign debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a foreign debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a foreign public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. To mitigate the risks associated with investment in such lower-rated securities, the Portfolio will diversify its holdings by market, issuer, industry and credit quality. The weighted average ratings by Moody's as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "Aaa" 0.11%; "Baa" 1.11%; "Ba" 41.32%; "B" 44.20%; "Caa" 12.56%; and the balance 0.70% in unrated bonds. See "Risk Factors Relating to High-Yield Bonds" and "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" under "Description of Securities and Investment Techniques."


The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends, provided that the total value at the time of purchase of all such securities will not exceed 10% of the value of the Portfolio's total assets. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participation in loans. See the Statement of Additional Information for a description of these investments. The Portfolio may also invest in depository receipts issued by U.S. or foreign financial institutions. See the Statement of Additional Information for further information.


The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of its assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Subadviser analyzes current account and capital account performance and real interest rates to adjust for short-term currency flows. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. See "Foreign Currency Transactions" and "Short Sales" under "Description of Securities and Investment Techniques." The Portfolio may also write (i.e., sell), covered call options and may enter into futures contracts and options on futures and sell indexed financial futures contracts. See "Futures Contracts and Options Thereon" and "Options on Securities and Securities Indices" under "Description of Securities and Investment Techniques."


The average time to maturity of the Portfolio's securities will vary depending upon the Subadviser's perception of market conditions. The Subadviser invests in medium-term securities (i.e., those with a remaining maturity of approximately five years) in a market neutral environment. When the Subadviser believes that real yields are high, the Subadviser lengthens the remaining maturities of securities held by the Portfolio and, conversely, when the Subadviser believes real yields are low, it shortens the remaining maturities. Thus, the Portfolio is not subject to any restrictions on the maturities of the debt securities it holds, and the Subadviser may vary the average maturity of the securities held in the Portfolio without limit.


The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies including, but not limited to, zero-coupon, pay-in-kind, illiquid and restricted securities; repurchase agreements; and borrowing for investment and temporary purposes. See "Description of Securities and Investment Techniques." For temporary defensive purposes, the Portfolio may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.


SUNAMERICA BALANCED PORTFOLIO

The investment objective of the SunAmerica Balanced Portfolio is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. In seeking to achieve the investment objective of the Portfolio, the Adviser has the flexibility to select among different types of investments for capital growth and income and may alter the composition of the Portfolio as economic and market trends change. The Adviser considers both the opportunity for gain and the risk of loss in making investments. The Adviser anticipates that, over the long term, the Portfolio will consist of equity investments, in the form of common and preferred stocks, warrants and other rights, as well as long-term bonds and other debt securities such as convertible securities, short-term investments and U.S. government securities.

The Portfolio will, under normal circumstances, invest at least 25% of its assets in fixed-income senior securities; however, the fixed-income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of decline in the equities market. The Adviser shifts its emphasis among these different types of investments, as well as among various industry sectors, as financial trends and economic conditions change.

In selecting equity investments, the Adviser typically seeks companies of medium to large capitalizations (generally $1 billion or more) that, based on their future prospects or opportunities, it believes are undervalued in the marketplace. Investments in companies with market capitalizations of less than $1 billion may be more volatile than investments in companies with larger market capitalizations, and thus the Portfolio intends to limit its investments in such companies to no more than 20% of its total assets. See "Description of Securities and Investment Techniques -- Risks Associated with Investing in Small Companies."

In selecting debt investments, the Adviser seeks debt securities with longer maturities during periods of anticipated lower interest rates and shorter-term debt securities when interest rates are expected to rise. The Adviser generally selects long-term debt securities from high quality bonds (rated AA or higher by S&P, Aa or higher by Moody's) to achieve income and capital gains. The Adviser may also invest the Portfolio's assets in high quality, short-term debt securities (such as commercial paper rated A-1 by S&P or P-1 by Moody's, or determined by the Adviser to be of equivalent quality if unrated). However, the Adviser may invest up to 10% of the value of the Portfolio's total assets (measured at the time of investment) in securities rated as low as BBB by S&P or Baa by Moody's. See "Fixed-Income Securities" in "Description of Securities and Investment Techniques" below for a discussion of the risks associated with investing in such securities. See also the Statement of Additional Information for a description of securities ratings.

The Adviser may select equity and debt securities for the Portfolio issued by either domestic or foreign issuers. See "Description of Securities and Investment Techniques" for a description of the risks associated with foreign securities.

BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO


The Balanced/Phoenix Investment Counsel Portfolio seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Portfolio intends to make investments based on combined considerations of risk, income, capital enhancement and protection of capital value.



The Portfolio may invest in any type or class of security. Under normal circumstances, the Portfolio will invest in common stocks and fixed-income securities; however, it may also invest in securities convertible into common stock. At least 25% of the value of the Portfolio's assets will normally be invested in fixed-income senior securities. The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes, and may invest in zero coupon debt obligations. Notwithstanding the foregoing, for temporary defensive purposes, the Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high quality commercial paper. See "Description of Securities and Investment Techniques" for a full discussion of the types of securities in which the Portfolio may invest.


The Portfolio may invest up to 25% of the value of the Portfolio's total assets in securities of foreign issuers, including emerging market securities and those issued by foreign branches of U.S. banks. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

With respect to investment in fixed-income securities, the Portfolio intends to emphasize investments in investment grade fixed-income securities which are rated within the four highest categories by recognized rating agencies such as Moody's, S&P, Duff & Phelps or Fitch. However, the Portfolio may invest in lower- or non-rated fixed-income securities, but will not invest more than 35% of its net assets, determined at the time of investment, in high-yield, high-risk fixed-income securities. A fixed-income securities issue may have its ratings reduced below the minimum permitted for purchase by the Portfolio. In that event, the Subadviser will determine whether the Portfolio should continue to hold such security. If, in the Subadviser's opinion, market conditions warrant, the Portfolio may, from time to time, increase its position in lowerand non-rated securities. Investment in lower-rated and unrated fixed-income securities involves certain risks not attendant to higher rated securities. For the fiscal year ended November 30, 1997, 5.3% of the Portfolio's bond holdings were below investment grade. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments and Risk Factors Relating to High-Yield Bonds" for a full discussion of below investment grade fixed-income securities and the risks associated therewith.


ASSET ALLOCATION PORTFOLIO


The investment objective of the Asset Allocation Portfolio is high total return (including income and capital gains) consistent with preservation of capital over the long-term. The Portfolio seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities, including mortgage-related and asset-backed securities, and money market instruments (debt securities maturing in one year or less). Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into, or exchangeable for, common stock.



The Subadviser will determine the relative mix of equities, fixed-income securities and money market instruments for the Portfolio based on its view of long-term economic and market trends under the relative risks and opportunities for long-term total return of the different classes of assets. Under normal conditions, the Subadviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securities; and 0% to 40% in money market instruments. The Subadviser may make frequent shifts within these broad ranges whenever, in the Subadviser's judgment, market or economic changes warrant a reallocation. The Subadviser intends, in normal situations, to make any shifts in the Portfolio's asset allocation gradually over time based on its views of long-term trends and conditions.



The Portfolio may invest in securities of foreign issuers, including issuers in emerging countries (which are generally denominated in currencies other than the U.S. dollar), although there is no requirement that the Portfolio maintain investments in foreign issuers. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency swaps, currency and financial futures contracts, and options on such futures contracts.



The Portfolio's fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by S&P or Baa or better by Moody's. Up to 25% of the Portfolio's fixed-income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Securities rated BBB or below by S&P or Baa or below by Moody's are considered to have speculative characteristics. The weighted average ratings by S&P as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1997 were: "AAA" 60.04%; "AA" 0.36%; "A" 6.46%; "BBB" 14.48%; "BB" 15.10%; "B"
2.04%; and CCC/NR 1.52%. For a more detailed description of the risks involved with these securities, see "Description of Securities and Investment
Techniques -- Corporate Debt Instruments -- Lower Grade" and "Risk Factors relating to High-Yield, High-Risk Bonds." The Portfolio's investments in foreign fixed-income securities will be concentrated in securities issued or guaranteed as to principal and interest by foreign governments or their agencies and instrumentalities or by multinational agencies.


The Portfolio may enter into repurchase agreements and firm commitment agreements, and may purchase when-issued securities. The Portfolio may also engage in interest-rate swaps, mortgage swaps, transactions involving interest-rate caps, floors and collars, dollar rolls and securities lending.

UTILITY PORTFOLIO

The Utility Portfolio seeks high current income and moderate capital appreciation. The Portfolio's investment approach is based on the Subadviser's conviction that over the long-term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies. The Portfolio intends to achieve its investment objective by investing in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies.

The Portfolio will, under normal circumstances, invest at least 65% of its total assets in securities of utility companies. Such investments will be primarily in common stocks selected by the Subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of an issuer's industry. However, other factors, such as product position, market share, or profitability will also be considered by the Subadviser. The Portfolio may also invest in preferred stocks, corporate bonds, notes, and warrants of utility companies. Fixed-income securities purchased by the Portfolio will be rated at least BBB by S&P or Baa by Moody's.

The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies, including: U.S. government securities; money market instruments; foreign securities; illiquid securities; repurchase and reverse repurchase agreements; securities lending; when-issued and delayed-delivery transactions; and options, financial futures and options on such futures. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in cash, cash equivalents and short-term debt instruments.

Risk Factors Applicable to Utility Securities -- There exist certain risks associated with the utility industry of which investors in the Portfolio should be aware. These include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices. Further information concerning the risks associated with the utility industry generally, and particular segments within the utility industry is contained in the Statement of Additional Information.

Reducing Risks of Utility Securities -- The Subadviser believes that the risks of investing in utility securities can be reduced. The professional portfolio management techniques used by the Subadviser to attempt to reduce these risks include credit research and diversification techniques. The Subadviser will perform its own credit analysis in addition to using recognized rating agencies, and will obtain information from other sources, including the issuer's management and other investment analysts. The Subadviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the Subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical cost.

GROWTH-INCOME PORTFOLIO

The Growth-Income Portfolio seeks growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Portfolio consist principally of a diversified group of common stocks, but other types of securities, including preferred stocks, corporate bonds and convertible bonds, may be held when deemed advisable. The Subadviser determines the relative amounts to be invested in common stocks, preferred stocks, bonds (including corporate and convertible), securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. See "Description of Securities and Investment Techniques."

FEDERATED VALUE PORTFOLIO

The Federated Value Portfolio seeks growth of capital and income. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List" described below. The Portfolio's investment approach is based upon the Subadviser's conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. Generally, the Subadviser makes portfolio selections utilizing fundamental analysis, with emphasis on the issuer's earning power, financial condition and valuation.

The securities in which the Portfolio invests include, but are not limited to: common stocks; preferred stocks; domestic issues of corporate debt obligations; and warrants. The fixed-income securities in which the Portfolio may invest must be rated, at the time of purchase, BBB or better by S&P, Baa by Moody's, or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.

The Portfolio may also invest in other securities and/ or engage in various investment strategies, including: foreign securities; repurchase agreements; illiquid securities; and securities lending. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary or defensive purposes, the Portfolio may also hold cash and invest in U.S. government securities in such proportions as the Subadviser may deem necessary for such purposes.


"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Subadviser. In the opinion of the Subadviser, securities of these companies represent diversified and highly marketable investments. The Subadviser uses its proprietary securities selection process to evaluate the relative value of securities suitable for "The Leaders List." The Subadviser also uses a number of standards and fundamental research factors in selecting "The Leaders List." "The Leaders List" generally includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization. Companies on "The Leaders List" typically have a market capitalization in excess of $1 billion. The list is subject to continuous review and modification.



VENTURE VALUE PORTFOLIO


The Venture Value Portfolio seeks growth of capital. Under normal circumstances, the assets of the Portfolio will be invested in securities which the Subadviser believes have above-average appreciation potential. Usually these securities are common stocks. Income is not a significant factor in selecting investments for the Portfolio.

Generally, the Portfolio will invest predominantly in equity securities of companies with market capitalizations of at least $250 million. Investments will consist of issues which the Subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. These companies may offer greater potential for capital appreciation but may also involve certain risks. See "Description of Securities and Investment Techniques -- Risks Associated With Investing in Small Companies."


The Portfolio may invest in securities of foreign issuers. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. To help reduce exposure to currency fluctuations, the Portfolio may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon, and securities indexed to foreign securities. The Subadviser will use these techniques to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Portfolio and to hedge a currency risk involved in an anticipated purchase of foreign securities.


The Portfolio will generally invest in securities of foreign companies through trades of individual securities on recognized exchanges and developed over-the-counter markets, through American Depositary Receipts (ADRs) covering such securities, and through U.S. registered investment companies primarily investing in foreign securities. With respect to other registered investment companies, no such investment may cause more than 10% of the Portfolio's total assets to be invested in such companies. Such other investment companies usually have their own management costs or fees and the Portfolio's Subadviser earns its regular fee on such assets.

Investment in foreign securities and engaging in foreign currency transactions involves special risks. See "Description of Securities and Investment
Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers and Foreign Currency Transactions."


Sometimes a more defensive position may be desirable under certain economic or financial circumstances. At these times, the Portfolio may, without limitation, hold assets in cash and cash equivalents, including repurchase agreements, or in fixed-income or other defensive securities rather than in securities selected for appreciation potential. The Portfolio may also have such holdings temporarily for the purpose of managing exceptional in-flows and out-flows of cash.


The Portfolio may also engage in other types of investment practices, including, but not limited to, investment in illiquid securities and lending of portfolio securities. See "Description of Securities and Investment Techniques" for a description of these investment techniques and a discussion of the other techniques in which the Portfolio may engage.

"DOGS" OF WALL STREET PORTFOLIO



The investment objective of the "Dogs" of Wall Street Portfolio is to seek total return (including capital appreciation and current income) through a passively managed strategy involving the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average ("DJIA")(1) and the broader market. The thirty stocks will consist of (1) the ten highest yielding stocks in the DJIA and (2) the twenty other highest yielding stocks of the largest industrial companies in the market (with market capitalizations of at least $1 billion) that have been assessed as being of high quality from the perspective of historical earnings and dividend performance. The Adviser will rely on independently published reports for purposes of selecting these twenty stocks. The Adviser will employ the same methodology, using the same analytical parameters and benchmarks, in selecting the thirty stocks each year.



The Portfolio's stock selection criteria is designed to implement a "value" oriented philosophy of investing principally in securities believed to be undervalued in the market. This philosophy reflects a contrarian approach, in that the potential for superior relative performance is believed to be the highest when stocks of fundamentally solid companies are out of favor. The selection criteria is calculated to identify stocks of large, well-known companies with solid financial strength and generous dividend yields that have low price-earnings ratios ("P/E ratios") and have been generally overlooked by the market.



Upon commencement of its operations, the Portfolio will invest in the thirty common stocks selected according to the methodology described above. The initial thirty stocks will be identified based on information as of the immediately preceding December 31; they will be purchased by the Portfolio in proportion to their relative market prices as of the commencement of Portfolio operations. Thereafter, the Adviser will annually rebalance the Portfolio's holdings within the first several weeks of each succeeding year according to the same selection criteria, based on information as of the preceding December 31. The Adviser will rebalance the Portfolio's holdings to create equal weightings among the thirty stocks by purchasing new stocks that meet the selection criteria, selling stocks that no longer meet the selection criteria, and adjusting its ownership of stocks that continue to meet the criteria in order to achieve the proper weightings of each of the thirty stocks.



The Portfolio will employ a buy and hold strategy over the course of each year, which ignores market timing and rejects active management. The Adviser anticipates that the thirty stocks held by the Portfolio will remain the same throughout the course of a year, despite any adverse developments concerning a particular stock, an industry, the economy or the stock market generally. However, due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stock positions held by the Portfolio, it is likely that the weightings of the stock positions in the Portfolio will fluctuate throughout the year.



As the Portfolio's shares are sold during the year, new cash received by the Portfolio will first be used to the extent necessary to meet redemption requests. The balance of any such cash will be invested weekly (or more frequently as the Adviser deems necessary) in the thirty stocks selected for the Portfolio as of its most recent rebalancing in proportion to the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis. To the extent redemptions exceed available cash, the Portfolio will generally meet redemption requests by selling stocks on a pro rata basis (subject to rounding and avoidance of odd lots), based on the current weightings of such stocks in the Portfolio and without any intention to rebalance the Portfolio's holdings on an interim basis.



The Adviser intends that the Portfolio be at all times fully invested in the stocks that are selected using the criteria described above, but reserves the right to deviate from the investment strategy to the extent necessary to comply with federal tax laws applicable to the Portfolio. In order to enhance its income, the Portfolio may lend its securities and enter into repurchase agreements. It may also seek to equitize uninvested cash through the use of options and futures strategies. See "Description of Securities and Investment Techniques."


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(1) "Dow Jones Industrial Average" is a trademark of Dow Jones & Company, Inc. ("Dow Jones"). None of the Trust, the Portfolio or SAAMCo is affiliated with, nor is the Trust or the Portfolio sponsored by, Dow Jones. Dow Jones has not participated in any way in the creation of the Trust or the Portfolio or in the selection of the stocks included in the Portfolio, nor has Dow Jones viewed or approved any information included in this Prospectus.

HISTORICAL PERFORMANCE INFORMATION


The following tables compare the actual performance of the S&P 500 Index ("S&P 500") and the hypothetical performance of a model portfolio employing the same stock selection criteria as the "Dogs" of Wall Street Portfolio, rebalanced annually, for the historical periods indicated. The S&P 500 is used as the performance comparison because (1) it is the performance benchmark against which the Portfolio will be measured; and (2) it is the index most widely recognized as representative of the performance of the U.S. stock market. The S&P 500 is a composite index consisting of 500 common stocks that are traded on the New York Stock Exchange ("NYSE"), American Stock Exchange and NASDAQ National Market System. The companies that are included in the S&P 500 are leading companies of important industry segments within the U.S. economy.


The Portfolio's actual performance may differ from that of the hypothetical model for the following reasons: the Portfolio may not be fully invested at all times; appreciation or depreciation in an individual stock's value may cause stocks held by the Portfolio to be weighted unequally at any particular time; cash surpluses and deficits from purchases and redemptions of Portfolio shares may cause the Adviser to buy and sell stocks for the Portfolio between annual rebalancings; the Adviser may modify slightly the Portfolio's investment strategy as federal tax laws require; and the returns indicated in the hypothetical model exclude commission costs, advisory fees, expenses and taxes that would be borne by the Portfolio.

Because the returns for the model portfolio are hypothetical, they do not represent actual trading or the impact that material economic and market factors might have had on the Adviser's decision-making under actual circumstances. However, except as described above, the Adviser can presently foresee no circumstances that would cause deviation from the stock selection criteria used in managing the Portfolio. All returns contained in the tables below reflect reinvestment of dividends and other earnings. The results of the Portfolio's strategy are based on statistical data gathered by the Adviser.
==========================================================
PERFORMANCE COMPARISON OF S&P 500 AND HYPOTHETICAL RESULTS

                  OF THE STRATEGY FOR

            "DOGS" OF WALL STREET PORTFOLIO
                  DECEMBER 31, 1988 --
                   DECEMBER 31, 1997
==========================================================

The following tables represent the hypothetical performance of "Dogs" of Wall Street Portfolio obtained by applying its stock selection criteria retroactively to December 31, 1987. The performance of the Portfolio's stock selection criteria does not represent the performance of the Portfolio, nor does it reflect the advisory fees, commissions, expenses or taxes which would be borne by the Portfolio. The Portfolio's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Portfolio's stock selection criteria is not predictive of future performance of such criteria or of the Portfolio.

   ANNUAL RESULTS

   --------------------------------------------
                                     "DOGS" OF
                                    WALL STREET
        YEAR ENDED        S&P 500    STRATEGY
   --------------------------------------------
   12/31/88               16.56%       34.4%
   12/31/89               31.62%       32.3%
   12/31/90               -3.10%       -1.1%
   12/31/91               30.40%       39.3%
   12/31/92                7.61%       11.9%
   12/31/93               10.06%       12.7%
   12/31/94                1.82%       10.2%
   12/31/95               37.55%       36.8%
   12/31/96               22.95%       20.8%
   12/31/97               33.35%       31.2%


   SUMMARY RESULTS

   --------------------------------------------
                                     "DOGS" OF
                                    WALL STREET
                          S&P 500    STRATEGY
   --------------------------------------------
   Arithmetic average     18.83%      22.85%
   Standard deviation of
     return               14.42%      13.82%
   1-yr                   33.35%      31.20%
   3-yr compounded*       31.14%      29.43%
   5-yr compounded*       20.25%      21.91%
   7-yr compounded*       19.74%      22.74%
   10-yr compounded*      18.03%      22.13%


* Quoted return is for the most recent period ended December 31, 1997

ALLIANCE GROWTH PORTFOLIO
GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO
PUTNAM GROWTH PORTFOLIO


The three Growth Portfolios have the same investment objectives, policies and restrictions, but have different Subadvisers. The investment objective of each Portfolio is to seek long-term growth of capital. Whatever current income is generated by the Portfolio is incidental to the objective of capital growth. Each Portfolio's objective of capital growth is sought by investing primarily in common stocks or securities with common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such convertible securities may be rated below BBB by S&P or Baa by Moody's or be determined by the subadviser to be of comparable quality (i.e., junk bonds). See "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Securities"). In addition, each Portfolio may purchase preferred stocks and debt securities if its Subadviser believes investment decisions. Each Portfolio's Subadviser considers the factors that it believes affect potential for capital appreciation, including an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. When the outlook for common stocks is not considered promising, for temporary defensive purposes, a substantial portion of the assets may be invested in securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. Because the securities purchased by these Portfolios, in pursuing their investment objective, are selected for growth potential rather than production of income, the market values of such securities (and therefore, to a large extent, the net asset values per share of the Portfolios) will tend to be more volatile in response to market changes than they would be if income-producing securities were sought for investment by the Portfolios. Up to 25% of each Portfolio's total assets may be invested in foreign securities. See "Description of Securities and Investment
Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.


REAL ESTATE PORTFOLIO

The investment objective of the Real Estate Portfolio is total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be invested in securities of companies which have at least 50% of the value of their assets, gross income or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. The Portfolio does not invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. The Portfolio invests in common stocks and other equity securities and debt securities. In keeping with its primary growth objective, it will normally invest primarily in equity securities (including securities convertible into equity securities). It may also invest in fixed income securities for income or as a defensive strategy when the Subadviser believes that adverse economic or market conditions require such strategy.

The remaining 35% of the Portfolio's assets may be invested in securities of companies in any other industries. These may include companies which are not primarily involved in real estate operations or ownership but which have products or services relating to the real estate industry, such as manufacturers and distributors of building supplies, financial institutions which make or service real estate loans or companies which have substantial real estate assets such as some companies in the energy, retailing or railroad industries. There is no limitation on such investments except that the Portfolio intends to invest less than 25% of its total assets in the securities of any industry other than the real estate industry.

The Portfolio will invest in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.


Risk Factors Applicable to The Real Estate Portfolio -- The Real Estate Portfolio will generally not purchase securities rated BB by S&P or Ba by Moody's or lower if such purchase would then cause more than 30% of the Portfolio's net assets to be invested in such securities. The Real Estate Portfolio does not presently intend to have more than 5% of its assets invested in fixed income securities rated below BBB by S&P or Baa by Moody's in the near future.


Because the Portfolio invests primarily in the real estate industry, it is subject to risks associated with the direct ownership of real estate. The Portfolio could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.
AGGRESSIVE GROWTH PORTFOLIO


The Aggressive Growth Portfolio seeks capital appreciation as its objective. The Portfolio pursues this investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. Such "Small-Cap" companies will typically have, at the time of purchase, market capitalizations of under $1 billion and have achieved, or are expected to achieve, growth or earnings over various major business cycles. These companies may offer greater potential for capital appreciation but may also involve certain risks. See "Description of Securities and Investment Techniques -- Risks Associated With Investing in Small Companies." The Portfolio may invest in securities issued by well known and established domestic or foreign companies, as well as in newer and less-seasoned companies. Such securities may be listed on an exchange or traded over-the-counter. In addition, the Portfolio may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation due to anticipated market conditions. The Portfolio may invest in securities rated as low as BBB by S&P or Baa by Moody's.



The Portfolio is authorized to borrow, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and in the yield on the Portfolio's investments. See "Description of Securities and Investment Techniques -- Borrowing and Other Forms of Leverage."


INTERNATIONAL GROWTH AND INCOME PORTFOLIO

The investment objective of the International Growth and Income Portfolio is growth of capital with current income as a secondary objective. The Portfolio will seek its objectives by investing primarily in common stocks that offer potential for capital growth. The Portfolio may also invest, consistent with its objectives, in stocks that offer potential for current income. Under normal market conditions, the Portfolio expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

Moreover, the Portfolio will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its total assets in at least three countries other than the United States.

The Portfolio may also purchase corporate bonds, notes and debentures (including those rated below BBB by S&P or Baa by Moody's, i.e., junk bonds), preferred stocks, securities convertible into common stocks or other equity securities, or U.S. or foreign government securities if the Subadviser determines that their purchase would help further the Portfolio's investment objectives or for temporary defensive purposes. In addition, when circumstances warrant, the Portfolio may hold some or all of its assets in cash or high-quality money market instruments. See "Description of Securities and Investment
Techniques -- Corporate Debt Instruments" and "-- Risk Factors Relating to High-Yield, High-Risk Bonds."

The types of securities selected for the Portfolio may vary from time to time in light of the Portfolio's investment objectives, changes in interest rates, and economic and other factors. The Subadviser will seek to identify securities that offer the potential for capital growth, and that are undervalued in relation to underlying asset values or earnings potential. In selecting securities for the Portfolio, the Subadviser may invest in the securities of issuers in developed countries, as well as emerging markets. Investing in emerging markets, however, may involve risks not generally associated with more developed markets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" for more details. In addition, the Subadviser may invest in the securities of companies with equity market capitalizations of less than $1 billion. These companies may offer greater potential for capital appreciation, but may also involve certain risks. See "Description of Securities and Investment Techniques -- Risks Associated with Investing in Small Companies."

GLOBAL EQUITIES PORTFOLIO

The investment objective of the Global Equities Portfolio is to achieve long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics and through transactions in foreign currencies. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. A major premise of the Portfolio's investment approach is the Subadviser's belief that economic and political developments have helped to create new opportunities worldwide.

The assets of the Portfolio will be invested with geographic flexibility. Under normal market conditions, the Portfolio will invest at least 50% of its assets in equity securities of issuers domiciled outside the U.S. or dollar-denominated securities or securities of U.S. issuers. The Subadviser seeks to identify those companies, both domestic and foreign, likely to benefit from long-term trends and shifting trade patterns as they develop in the global economy. The Subadviser currently does not intend to invest more than 20% of the Portfolio's total assets in issuers domiciled in, or governments of, developing countries (i.e., those identified as such by the international financial community).

When prevailing market, economic, political or currency conditions warrant, the Portfolio may purchase fixed-income securities (including securities of governments other than the U.S., which may be securities of either national, regional or local governments). For temporary defensive purposes, the Portfolio may at times maintain all or any part of its assets in U.S. or dollar-denominated or foreign currency-denominated cash or cash equivalents (including U.S. government securities, foreign government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high quality short-term debt securities).


The Portfolio may, from time to time, use currency transactions and financial index futures both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies and local market conditions. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.


INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

The investment objective of the International Diversified Equities Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices. The Subadviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Subadviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.

The Subadviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. Further information concerning emerging country equity securities is contained in the Statement of Additional Information. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."


By analyzing a variety of macroeconomic and political factors, the Subadviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Subadviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value, as determined by the Subadviser, provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Subadviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.


Within a particular country, investments are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International EAFE Index for the given country. The Subadviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. Common stocks purchased for the Portfolio include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes. Notwithstanding the foregoing, the Portfolios may seek to gain exposure to certain foreign markets where direct investment may be difficult or impracticable through investment in domestic closed-end mutual funds which invest predominately in such markets.

The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes.

EMERGING MARKETS PORTFOLIO


The investment objective of the Emerging Markets Portfolio is long-term capital appreciation. The Portfolio will invest in companies that the Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States. The Subadviser currently expects that, under normal market conditions, the Portfolio will invest substantially all of its assets, other than short-term investments held pending investment, and, except when investing for defensive purposes as described below, at least 65% of its total assets, in common stocks and other equity securities of "emerging market" companies. The Portfolio will consider an issuer of securities to be an "emerging market" company if it is organized under the laws of an emerging market country and has a principal office in such country, or if it derives 50% or more of its revenues from business in emerging market countries. For these purposes, a country is considered to be an "emerging market country" based on the Subadviser's evaluation of its level of economic development or the size and experience of its securities markets. While emerging market countries may change over time depending on market and economic conditions, at present the Subadviser believes that these countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. Investing in emerging market countries generally involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to

Investment in Securities of Foreign Issuers." The Portfolio will normally diversify its investments among a number of different countries.

Common stocks and other equity securities are normally the Portfolio's main investments. However, the Portfolio may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if the Subadviser believes they would help achieve the Portfolio's objective. The Portfolio may also hold a portion of its assets in cash or high-quality money market instruments.

Because the Subadviser evaluates securities for the Portfolio based on their long-term potential for capital appreciation, the Portfolio's investments may not appreciate or yield significant income over the shorter term, and, as a result, the Portfolio's total return over certain periods may be less than that of other equity mutual funds.

=========================================================
              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES
=========================================================

FIXED-INCOME SECURITIES -- Fixed-income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed-income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed-income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates.

The market values of fixed-income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. Long-term instruments are generally more sensitive to these changes than are short-term instruments. The market value of fixed-income securities and therefore their yield is also affected by the perceived ability of the issuer to make timely payments of principal and interest.

CORPORATE DEBT INSTRUMENTS -- These instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate.

    Investment Grade -- A designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa). The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

    Lower Grade -- A designation applied to intermediate and long-term corporate debt securities that are not investment grade; commonly referred to as "junk bonds". These include bonds rated BB or below by S&P, or Ba or below by Moody's. These securities are considered speculative.


The Corporate Bond and Worldwide High Income Portfolios may invest in bonds rated as low as C by Moody's or D by S&P without limitation. The High-Yield Bond Portfolio may invest in bonds rated as low as Ca by Moody's or CC by S&P and may invest in bonds rated as low as C by Moody's or D by S&P. The Asset Allocation and Balanced/Phoenix Investment Counsel Portfolios may invest in bonds rated as low as Ca by Moody's or CC by S&P. The International Growth and Income Portfolio may invest up to 20% of its assets in bonds rated as low as C by Moody's or S&P. The Emerging Markets Portfolio may invest in both higher-rated and lower-rated fixed-income securities and is not subject to any restrictions based on credit rating. Bonds rated Ca by Moody's are described as "speculative in a high degree; often in default or having other marked shortcomings." Bonds rated D by Moody's -- the lowest rated class -- can be "regarded as having extremely poor prospects of ever attaining any real investment standing." Not all fixed-income securities are rated, and each of the foregoing Portfolios may invest in securities that are not rated but that are determined by the Adviser or Subadviser to be of comparable quality to the rated securities in which the Portfolio may invest. Bonds rated C by S&P are of the "highest degree of speculation"; those rated D by that organization are in default and in arrears.


RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS -- High-yield, high-risk bonds are subject to greater fluctuations in value than are higher-rated bonds because the values of high-yield bonds tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent. Although under normal market conditions longer-term securities yield more than shorter-term securities, they are subject to greater price fluctuations. Fluctuations in the value of a Portfolio's investments will be reflected in its net asset value per share. The growth of the high-yield bond market paralleled a long economic expansion, followed by an economic downturn which severely disrupted the market for high-yield bonds and adversely affected the value of outstanding bonds and the ability of the issuers to repay principal and interest. The economy may affect the market for high-yield bonds in a similar fashion in the future including an increased incidence of defaults on such bonds. From time to time, legislation may be enacted which could have a negative effect on the market for high-yield bonds.

High-yield bonds present the following risks:

    Sensitivity to Interest Rate and Economic Changes -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices (and therefore yields) of high-yield bonds and the Portfolio's net asset value.

    Payment Expectations -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest-rate market, a Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

    Liquidity and Valuation -- There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Under such circumstances, the task of accurate valuation becomes more difficult and judgment would play a greater role due to the relative lack of reliable and objective data. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

Securities issued by the U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.

GNMA CERTIFICATES -- GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS -- The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

OTHER MORTGAGE-RELATED SECURITIES -- The Global Bond, Corporate Bond, High-Yield Bond, SunAmerica Balanced, Balanced/Phoenix Investment Counsel and Asset Allocation Portfolios may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

The Global Bond, Corporate Bond, High-Yield Bond, Asset Allocation and Emerging Markets Portfolios may also invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities, provided they are issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolios' limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.


ASSET-BACKED SECURITIES -- These securities represent an interest in a pool of consumer or other types of loans ("asset-backed securities"). Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities. Some asset-backed securities may be subject to early prepayment of principal, which can be expected to accelerate during periods of declining interest rates. Such prepayments can usually be reinvested only at the lower yields then prevailing in the market. Therefore, during periods of declining interest rates, asset-backed securities are less likely than other fixed-income obligations to appreciate in value and less effective at locking in a particular yield. On the other hand, asset-backed securities are subject to substantially the same risk of depreciation during periods of rising interest rates as other fixed-income securities.


DOLLAR ROLLS -- The Global Bond, Corporate Bond, High-Yield Bond, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation and Emerging Markets Portfolios may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The Portfolios will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of each Portfolio's borrowings and other senior securities. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Dollar rolls involve certain risks including that if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held. Successful use of dollar rolls will depend upon the Adviser's or Subadviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.


SHORT-TERM DEBT SECURITIES -- Debt securities maturing within one year of the date of purchase include (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes with maturities of up to 9 months issued by corporations or governmental bodies), (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (5) adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.


ZERO-COUPON, PAY-IN-KIND AND DEFERRED INTEREST BONDS -- The Global Bond, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation and Venture Value Portfolios may invest in zero-coupon bonds and deferred interest bonds, or other obligations that contain "original issue discount" for federal income tax purposes. In addition, the Corporate Bond, High-Yield Bond and Worldwide High Income Portfolios may invest in pay-in-kind securities. Zero-coupon, deferred interest and capital appreciation bonds are debt obligations which are issued or purchased at a significant discount from face value. Pay-in-kind bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than do debt obligations, which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio's distribution obligations.

REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements, under which the Portfolio buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain appropriate collateral with the Trust's custodian or subcustodian. A Portfolio will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser or applicable Subadviser, subject to the oversight of the Board of Trustees. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to repurchase such security. The Portfolio then invests the proceeds from the transaction in another obligation in which the Portfolio is authorized to invest. In order to minimize any risk involved, the Portfolio maintains in a segregated account with the custodian cash or liquid securities equal in value to the repurchase price.


ILLIQUID SECURITIES -- Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain interest-rate and currency swaps, caps, floors and collars. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser (or Subadviser, as the case may be) pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act of 1933, as amended, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.


FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS -- Each Portfolio may purchase securities on a firm commitment, when-issued or delayed-delivery basis. Firm commitment agreements and when-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. While a Portfolio will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable to do so. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain in a segregated account liquid assets having a value equal to or greater than the Portfolio's purchase commitments. The Portfolio will likewise segregate liquid assets with respect to securities sold on a delayed-delivery basis.

INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS -- In order to protect the value of the Global Bond, Corporate Bond, Asset Allocation and Emerging Markets Portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed-income market in which the Portfolio's investments are traded, the Portfolios may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. A Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Global Bond Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. The Portfolios will only enter into interest-rate swaps on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.


STRUCTURED SECURITIES -- The Global Bond, Worldwide High Income, Asset Allocation, International Growth and Income, and Emerging Markets Portfolios may invest in structured notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.


SECURITIES LENDING -- Each Portfolio (except the Cash Management Portfolio) may lend portfolio securities in amounts up to 33 1/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. By lending its portfolio securities, a Portfolio will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser or Subadviser to be creditworthy. The proceeds of such loans will be invested in high-quality short-term debt securities, including repurchase agreements.


BORROWING AND OTHER FORMS OF LEVERAGE -- All of the Portfolios (except the Cash Management Portfolio) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The Cash Management Portfolio may not borrow money, except from banks for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.


To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser or Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios' custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable subcustodian. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

RISKS ASSOCIATED WITH INVESTING IN SMALL COMPANIES -- Investing in smaller, lesser known companies may involve certain risks not generally associated with investments in larger, more well-established companies. For example, it may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. Also, securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Finally, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.


RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS -- There are elements of risk and opportunity involved, when investments in foreign issuers are made, which include: trade imbalances and related economic policies; currency fluctuations; foreign exchange control policies; taxation on income from sources in such countries; expropriation or confiscatory taxation; limitation on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their industries; and other specific local political and economic considerations. There may be less information publicly available about foreign companies, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. Investment decisions made in the context of the Portfolios' objectives and policies involve the evaluation of opportunities and risks presented by probable future currency relationships, especially during periods of broad adjustments in such relationships.


The Emerging Markets Portfolio will invest, and the other Portfolios may invest, in issuers domiciled in, or governments of, developing countries or emerging markets as well as developed countries. Although there is no universally accepted definition, a developing or emerging market country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. The risks described above with respect to investment in foreign securities generally may be exacerbated with respect to investments in developing or emerging countries; however, such markets can provide higher rates of return to investors. Investment in an emerging market country may involve certain risks, including a less diverse and mature economic structure, a less stable political system, an economy based on only a few industries or dependent on international aid or development assistance, the vulnerability to local or global trade conditions, extreme debt burdens, or volatile inflation rates.


The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend, among other things, on the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's nondollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.


Additional costs could be incurred in connection with a Portfolio's foreign investment activities. Foreign brokerage commissions are generally higher than in the U.S. and a Portfolio will bear certain expenses in connection with its foreign currency transactions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances including bankruptcy, ability to recover lost assets, expropriation, nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.


FOREIGN CURRENCY TRANSACTIONS -- Currency exchange rate fluctuations are a major area of risk and opportunity for the Global Bond, Worldwide High Income, Global Equities, International Diversified Equities, International Growth and Income and Emerging Markets Portfolios, and is of some risk to the other Portfolios. Each Portfolio (other than the Cash Management Portfolio), has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. Each may also purchase and sell exchange-traded futures contracts relating to foreign currency and purchase and sell put and call options on currencies and futures contracts. A significant portion of the Portfolios' currency transactions will be over-the-counter transactions.


Each Portfolio may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Portfolio's portfolio securities.

Each Portfolio may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to an amount of the premium received, and a Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.

Each Portfolio that invests in foreign securities may utilize certain techniques to attempt to enhance return, including forward foreign currency exchange contracts, currency options and currency swaps. These techniques may be used when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Portfolio. Each Portfolio may also use currency contracts and options to cross-hedge, which involves selling or purchasing instruments on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency contract transactions for hedging or non-hedging purposes, each Portfolio will segregate cash or liquid securities in an amount sufficient to meet its payment obligations in these transactions or otherwise "cover" the obligation. See the Statement of Additional Information for more information regarding foreign currency transactions.

The Global Bond, Worldwide High Income, Asset Allocation, Global Equities, International Diversified Equities, International Growth and Income, Real Estate and Emerging Markets Portfolios may enter into currency swaps. Currency swaps involve the exchange by the Portfolio with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or a Subadviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the respective Portfolio would be less favorable than it would have been if this investment technique were not used.

OPTIONS ON SECURITIES AND SECURITIES INDICES -- Each Portfolio (other than the Cash Management Portfolio) may write (sell) covered call and put options on any securities in which it may invest. All call options written by each Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. All put options written by each Portfolio are covered, which means that the Portfolio would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. A Portfolio may also write call and put options on any securities index composed of securities in which it may invest. A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest.

Each Portfolio (other than the Cash Management Portfolio) may purchase and write options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. All yield curve options written by a Portfolio will be covered in the manner described above.

There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities. In a closing purchase or sale transaction, a Portfolio acquires a position that offsets and cancels an option position then held by the Portfolio.


A Portfolio may purchase and sell both options that are traded: (i) on U.S. exchanges; (ii) on foreign exchanges; and (iii) over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the U.S. Securities and Exchange Commission ("SEC") changes its position, each Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities. However, for options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the SEC staff.


The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to increase total return involves the risk of loss if the Adviser or Subadviser is incorrect in its expectations of fluctuations in securities prices or interest rates. The successful use of puts for hedging purposes depends in part on the ability of the Adviser or Subadviser to predict future price fluctuations and the degree of correlation between the options and securities markets. A Portfolio pays brokerage commissions or spreads in connection with its options transactions. The writing of options could significantly increase portfolio turnover rate of a Portfolio and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS THEREON -- Futures contracts may be based on various securities (including U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The purchases of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices.

In addition, subject to regulations promulgated by the Commodity Futures Trading Commission, a Portfolio may engage in futures transactions for non-hedging purposes. For example, futures strategies can be used to manage the average duration of a Portfolio. To shorten the average duration of a Portfolio, the Portfolio may sell a futures contract or a call option thereon, or purchase a put option on that futures contract; to lengthen the average duration of a Portfolio, the Portfolio may buy a futures contract or a call option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit in a segregated account with the Trust's custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash or liquid securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. The loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is also likely to fluctuate as a result of independent factors not related to currency fluctuations. Therefore, perfect correlation between a Portfolio's futures positions and portfolio positions will be impossible to achieve.

Investment in futures contracts or options thereon may also involve liquidity risks due, for example, to exchange-imposed daily trading limits that would prevent the Portfolio from liquidating an unfavorable position. See the Statement of Additional Information concerning futures and options contracts.

WARRANTS -- Certain Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration.

INVERSE FLOATERS -- The Corporate Bond, Asset Allocation and Emerging Markets Portfolios may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

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                                   MANAGEMENT
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The Trust's Board of Trustees is responsible for the overall supervision of the operations of the Trust and performs various duties imposed on trustees of investment companies by the 1940 Act. The Board has retained others to provide certain services to the Trust.


INVESTMENT ADVISER -- SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect, wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., an investment grade financial services company with assets held at December 31, 1997, of approximately $52 billion. SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds and private accounts. As of February 28, 1998, SAAMCo managed, advised and/or administered assets of approximately $13.7 billion.


The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. The Agreement authorizes SAAMCo to retain one or more Subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for the Portfolio transactions. SAAMCo has hired Subadvisers for certain Portfolios, and manages the investments of other Portfolios itself without the assistance of a Subadviser. SAAMCo, in consultation with one or more SunAmerica affiliates, monitors the activities of the Subadvisers, and from time to time will recommend the replacement of a Subadviser on the basis of investment performance or other considerations.


SAAMCo may terminate any Subadvisory Agreement without shareholder approval. Moreover, SAAMCo has obtained an exemptive order from the SEC which would permit SAAMCo, subject to certain conditions, to enter into Subadvisory Agreements relating to the Trust with Subadvisers approved by the Board without obtaining shareholder approval. The exemptive order would also permit SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular Subadvisory Agreements or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadvisory Agreement. Shareholders of a Portfolio have the right to terminate such agreements for such Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified when SAAMCo intends to commence relying on the exemptive order, and would be notified of any Subadviser changes effected thereafter.



Purchase and sale orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a Subadviser. The individual Portfolio Managers for both the Adviser and Subadvisers are identified in this section.


The annual rates of the investment advisory fees which apply to the Cash Management Portfolio are .55% on the first $100 million of Assets, .50% on the next $200 million and .45% on Assets over $300 million. The annual rates of the investment advisory fees which apply to the Corporate Bond Portfolio are .70% on the first $50 million of Assets, .60% on the next $100 million, .55% on the next $100 million and .50% on Assets over $250 million. The annual rates of the investment advisory fees which apply to both the Global Bond and Asset Allocation Portfolios are .75% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $100 million and .55% on Assets over $250 million. The annual rates of the investment advisory fees which apply to the High-Yield Bond Portfolio are .70% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $100 million, .55% on Assets over $250 million. The annual rate of the investment advisory fees which apply to each of the Worldwide High Income and International Diversified Equities Portfolios are 1.00%. The annual rates of the investment advisory fees which apply to each of the SunAmerica Balanced, Balanced/Phoenix

Investment Counsel, Growth-Income, Alliance Growth, and Growth/Phoenix
Investment Counsel Portfolios are .70% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $150 million, .55% on the next $200 million, and .50% on Assets over $500 million. The annual rates of the investment advisory fees which apply to the Utility and Federated Value Portfolios are .75% on the first $150 million of Assets, .60% on the next $350 million and .50% on Assets over $500 million. The annual rates of the investment advisory fees which apply to the Venture Value and Real Estate Portfolios are
 .80% on the first $100 million of Assets, .75% on the next $400 million and .70% on Assets over $500 million. Effective April 16, 1997, the annual rates of the investment advisory fees which apply to the Putnam Growth Portfolio are .85% on the first $150 million of Assets, .80% on the next $150 million and .70% on Assets over $300 million. The annual rates of the investment advisory fees which apply to the International Growth and Income Portfolio are 1.00% on the first $150 million of Assets, .90% on the next $150 million of Assets and .80% on Assets over $300 million. The annual rate of the advisory fee which applies to the Emerging Markets Portfolio is 1.25% of Assets. The annual rates of the investment advisory fees which apply to the Global Equities Portfolio are .90% on the first $50 million of Assets, .80% on the next $100 million, .70% on the next $150 million and .65% of Assets over $300 million. The annual rate of the investment advisory fees which applies to the "Dogs" of Wall Street Portfolio is
 .60% of Assets. The annual rates of the investment advisory fees which apply to the Aggressive Growth Portfolio are .75% on the first $100 million of Assets,
 .675% on the next $150 million, .625% on the next $250 million and .60% on Assets over $500 million. For the fiscal year ended November 30, 1997, the following Portfolios paid to SAAMCo a fee equal to the following percentage of average daily net assets: Cash Management Portfolio -- .54%, Global Bond Portfolio -- .72%, Corporate Bond Portfolio -- .70%, High-Yield Bond Portfolio
-- .66%, Worldwide High Income Portfolio -- 1.00%, Balanced/Phoenix Investment Counsel Portfolio -- .68%, Asset Allocation Portfolio -- .61%, Growth-Income Portfolio -- .60%, Venture Value Portfolio -- .74%, Alliance Growth Portfolio --
 .59%, Growth/Phoenix Investment Counsel Portfolio -- .65%, Putnam Growth Portfolio -- .83%, Global Equities Portfolio -- .76%, SunAmerica Balanced Portfolio -- .70%, Utility Portfolio -- .75%, Federated Value Portfolio -- .75%, Aggressive Growth Portfolio -- .75%, and International Diversified Equities Portfolio -- 1.00%. The advisory fees for the Putnam Growth Portfolio for the fiscal year ended November 30, 1997 were calculated at the annual rates set forth in the Statement of Additional Information under "Investment Advisory and Management Agreement -- Advisory Fees."



For certain Portfolios, the Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the lesser of the following percentages of each of the following Portfolio's average net assets: SunAmerica Balanced Portfolio -- 1.00%, "Dogs" of Wall Street Portfolio -- 0.85%, Utility Portfolio -- 1.05%, Federated Value
Portfolio -- 1.05%, Real Estate Portfolio -- 1.25%, International Growth and Income Portfolio -- 1.60%, and Emerging Markets Portfolio -- 1.90%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser (after June 3, 1996) with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations. For the fiscal year ended November 30, 1997, such recoupments were as follows: SunAmerica Balanced Portfolio -- 0.02%; Federated Value Portfolio -- 0.05%; and Aggressive Growth Portfolio -- 0.01%.


The term "Assets" means the average daily net assets of the Portfolio. The investment advisory fees are accrued daily and paid monthly.


SAAMCo's Fixed Income Investment Team headed by P. Christopher Leary has been responsible for managing the CASH MANAGEMENT PORTFOLIO, HIGH-YIELD BOND PORTFOLIO and the fixed-income component of the SUNAMERICA BALANCED PORTFOLIO since October 1996. Mr. Leary is an Executive Vice President of SAAMCo and has been a portfolio manager with the firm since 1990. John W. Risner has supervisory responsibility for the High-Yield Bond Portfolio. He is a Vice President of SAAMCo and joined the firm in February 1997. Prior to joining SAAMCo, Mr. Risner served as Senior Portfolio Manager of the Value Line Aggressive Income Trust and the Value Line Convertible Fund.



The Domestic Equity Investment Team is responsible for managing the AGGRESSIVE GROWTH PORTFOLIO, the equity component of the SUNAMERICA BALANCED PORTFOLIO and the "DOGS" OF WALL STREET PORTFOLIO. The Team is composed of eight investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular aspects of the domestic equity markets. Donna Calder has supervisory responsibility for the Aggressive Growth Portfolio. Ms. Calder is a Vice President of SAAMCo and has been a portfolio manager with the firm since March 1998. Prior to joining SAAMCo, Ms. Calder was the Founder and General Partner of Manhattan Capital Partners, L.P. Francis D. Gannon has supervisory responsibility for the equity component of the SunAmerica Balanced Portfolio and the "Dogs" of Wall Street Portfolio. Mr. Gannon joined SAAMCo as an equity analyst in 1993.



SUBADVISERS AND PORTFOLIO MANAGEMENT -- The organizations described below act as Subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.



Alliance Capital Management L.P. The Subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios is Alliance. Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager, supervising client accounts with assets totalling over $218.7 billion as of December 31, 1997. Alliance serves its clients, who primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. As of December 31, 1997, Alliance was retained as an investment manager of employee benefit fund assets for 28 of the Fortune 100 companies.



The portion of the annual investment advisory fees received by SAAMCo which is paid to Alliance with respect to the Growth-Income Portfolio and the Alliance Growth Portfolio is .35% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $150 million, .20% on the next $200 million and
 .15% on Assets over $500 million; and, with respect to the Global Equities Portfolio, .50% on the first $50 million of Assets, .40% on the next $100 million, .30% on the next $150 million and .25% on Assets over $300 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Alliance, with respect to each Portfolio subadvised by Alliance, a fee equal to the following percentage of average daily net assets: Growth-Income Portfolio -- .25%, Alliance Growth Portfolio -- .24%, and Global Equities Portfolio -- .36%.



James G. Reilly has served as the portfolio manager for the ALLIANCE GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Reilly is a Senior Vice President of Alliance Capital Management and joined the company in 1984.



Michael R. Baldwin and Bruce W. Calvert have served as co-portfolio managers of the GROWTH-INCOME PORTFOLIO since the inception date of February 9, 1993 and Stephen W. Pelensky has served as a co-portfolio manager for the Portfolio since June 30, 1995. Mr. Baldwin is a Vice President of Alliance Capital Management and joined the company in 1989. Mr. Calvert is Vice Chairman and Chief Investment Officer, and joined Alliance Capital Management in 1973. Mr. Pelensky is a Vice President of Alliance Capital Management and joined the company in 1994. Prior to joining Alliance Capital Management, Mr. Pelensky was a portfolio manager and analyst with Affinity Investment Advisors and BEA Associates.



Mr. Pelensky has also served as co-portfolio manager of the domestic equity component of the GLOBAL EQUITIES PORTFOLIO since June 30, 1995 and Stephen Beinhacker has served as co-portfolio manager of the foreign equity component of the Global Equities Portfolio since February 1997. Mr. Beinhacker is a Director and Vice President of Alliance Capital Management and joined the company in 1992.



Davis Selected Advisers, L.P. The Subadviser of the Venture Value and Real Estate Portfolios is Davis Selected, 124 East Marcy Street, Sante Fe, New Mexico 87501. Venture Advisers, Inc. is the sole General Partner of the limited partnership, which, in turn, is controlled by Shelby M.C. Davis. Davis Selected provides advisory services to other investment companies. As of February 28, 1998, Davis Selected had over $16.58 billion of assets under management. The Subadvisory Agreement with Davis Selected provides that Davis Selected may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however Davis Selected remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it.


The portion of the annual investment advisory fee received by SAAMCo which is paid to Davis Selected with respect to the Venture Value and Real Estate Portfolios is .45% on the first $100 million of Assets, .40% on the next $400 million and .35% on Assets over $500 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Davis Selected, with respect to the Venture Value and Real Estate Portfolios, a fee equal to .39% and .22%, respectively, of each Portfolio's average daily net assets.



Christopher C. Davis has served as portfolio manager of the VENTURE VALUE PORTFOLIO since October 1994. He has been employed by Davis Selected since September, 1989 as a research analyst, assistant portfolio manager, co-portfolio manager, and portfolio manager, working side by side with Shelby M.C. Davis.



Andrew A. Davis has served as the primary portfolio manager of the REAL ESTATE PORTFOLIO since October 1994. He is a Vice President of Davis Series, Inc. and a Co-President of Davis Selected's General Partner. Until February 1993, he was the Vice President and head of convertible research at PaineWebber Incorporated. Shelby M.C. Davis previously served as co-portfolio manager of the Venture Value Portfolio. He will continue to consult with Christopher and Andrew Davis in his capacity as Chief Investment Officer of Davis Selected.



Federated Investment Counseling. The Subadviser for the Corporate Bond, Utility and Federated Value Portfolios is Federated, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is a wholly owned subsidiary of Federated Investors, and together with other subsidiaries of Federated Investors serves as investment adviser to a number of investment companies and private accounts. With over $139.5 billion invested across more than 300 funds under management and/or administration as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States.



The portion of the annual investment advisory fees received by SAAMCo which is paid to Federated with respect to the Corporate Bond Portfolio is .30% on the first $25 million of Assets, .25% on the next $25 million, .20% on the next $100 million and .15% on Assets over $150 million; and with respect to each of the Utility and Federated Value Portfolios is .55% on the first $20 million of Assets, .35% on the next $30 million, .25% on the next $100 million, .20% on the next $350 million and .15% on Assets over $500 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Federated, with respect to each Portfolio subadvised by Federated, a fee equal to the following percentage of average daily net assets: Utility -- .55%, Federated Value -- .46%, and Corporate Bond Portfolio -- .27%.



Joseph M. Balestrino and Mark E. Durbiano have served as co-portfolio managers of the CORPORATE BOND PORTFOLIO since May 1996. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of Federated Advisers since 1995. Mr. Balestrino served as an Assistant Vice President of Federated Advisers from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of Federated Advisers since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of Federated Advisers. Mr. Durbiano is a Chartered Financial Analyst.



Linda A. Duessel has served as portfolio manager of the UTILITY PORTFOLIO since June 1996. Ms. Duessel joined Federated Investors in 1991, and has been a Vice President of Federated Advisers since 1995. She was an Assistant Vice President of Federated Advisers from 1991 until 1995. Ms. Duessel is a Certified Public Accountant and a Chartered Financial Analyst.



Scott B. Schermerhorn and Michael P. Donnelly have served as co-portfolio managers of the FEDERATED VALUE PORTFOLIO since May 1996 and October 1997, respectively. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of Federated Advisers. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J. W. Seligman & Co., Inc. Mr. Donnelly joined Federated Investors in 1989 as an Investment Analyst and has been a Vice President of Federated Investors since 1994. He served as an Assistant Vice President of an affiliate of Federated Investors from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst.



Goldman Sachs Asset Management. The Subadviser for the Asset Allocation Portfolio is GSAM, a separate operating division of Goldman, Sachs & Co.



Goldman Sachs Asset Management-International. The Subadviser for the Global Bond Portfolio is GSAM-International, an affiliate of Goldman, Sachs & Co. Goldman, Sachs & Co. is a New York limited partnership with its principal offices at 85 Broad Street, New York, New York 10004.



GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed-income investment management; global currency management;

institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management. As of February 23, 1998, GSAM, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $148 billion in assets.


GSAM-International was organized in 1990 as a company with limited liability under the laws of England. It is authorized to conduct investment advisory business in the United Kingdom as a member of the Investment Management Regulatory Organisation Limited, a United Kingdom self-regulatory organization. GSAM and GSAM-International are able to draw on the research and market expertise of Goldman, Sachs & Co. in making investment decisions for the Portfolios for which they act as Subadviser. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.


The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM with respect to the Asset Allocation Portfolio is .40% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $100 million and .20% on Assets over $250 million. For the fiscal year ended November 30, 1997, SAAMCo paid to GSAM, with respect to the Asset Allocation Portfolio, a fee equal to .26% of average daily net assets. The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM-International with respect to the Global Bond Portfolio is .40% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $100 million and .20% on Assets over $250 million. For the fiscal year ended November 30, 1997, SAAMCo paid to GSAM-International, with respect to the Global Bond Portfolio, a fee equal to .36% of the Portfolio's average daily net assets.



Ronald E. Gutfleish, G. Lee Anderson and Eileen A. Aptman serve as co-portfolio managers of the equity portion of the ASSET ALLOCATION PORTFOLIO. Mr. Gutfleish has served in this capacity since February 1, 1995. Mr. Anderson and Ms. Aptman have served as co-portfolio managers since December 1, 1996. Mr. Gutfleish is a Managing Director of GSAM, which he joined in 1993. Prior to 1993, he was a principal of Sanford C. Bernstein & Co., Inc., in its Investment Management Research Department. Mr. Anderson is a Vice President of GSAM, which he joined in 1992. Ms. Aptman is a Vice President of GSAM, which she joined in 1993. Prior to 1993, she was an equity analyst at Delphi Management.



Jonathan A. Beinner and Richard C. Lucy have served as co-portfolio managers of the fixed-income portion of the ASSET ALLOCATION PORTFOLIO since its inception date of July 1, 1993. Mr. Beinner is a Managing Director of Goldman, Sachs and Co. -- Head of GSAM's U.S. Fixed-Income Department, where he joined the Funds Group in 1990. Mr. Lucy is a Vice President of Goldman, Sachs and Co.'s Fixed-Income Department, where he joined the Funds Group in 1992.



Stephen C. Fitzgerald and Andrew F. Wilson serve as co-portfolio managers of the GLOBAL BOND PORTFOLIO. Mr. Fitzgerald has served as co-portfolio manager since the inception date of July 1, 1993 and Mr. Wilson has served as co-portfolio manager since December 1, 1995. Mr. Fitzgerald, an Executive Director and Chief Investment Officer for international fixed-income in the London office, joined GSAM-International in 1992. Mr. Wilson, an Executive Director and Portfolio Manager for international fixed-income in the London office, joined GSAM-International in December 1995. Prior to joining GSAM-International, Mr. Wilson spent three years as an Assistant Director of Rothschild Asset Management, where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.



Morgan Stanley Asset Management Inc. The Subadviser of the Worldwide High Income and International Diversified Equities Portfolios is MSAM, 1221 Avenue of the Americas, New York, New York 10020. MSAM is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., and provides a broad range of portfolio management services to customers in the United States and abroad. As of February 28, 1998, MSAM, together with its affiliated institutional investment management companies, had approximately $154.6 billion of assets under management (inclusive of assets under fiduciary advisory control).



Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


The portion of the annual investment advisory fee received by SAAMCo which is paid to MSAM with respect to each of the Worldwide High Income and

International Diversified Equities Portfolios is .65% on Assets up to $350 million and .60% on Assets thereafter. For the fiscal year ended November 30, 1997, SAAMCo paid to MSAM, with respect to the International Diversified Equities Portfolio and Worldwide High Income Portfolio, a fee equal to .65% of each Portfolio's average daily net assets.



Robert Angevine and Paul Ghaffari have served as co-portfolio managers of the WORLDWIDE HIGH INCOME PORTFOLIO since the inception date of October 28, 1994. Mr. Angevine is a principal of Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a portfolio manager of MSAM's high yield investments. He has been with the firm since 1988. Mr. Ghaffari is a managing director of Morgan Stanley and a portfolio manager of MSAM's emerging market debt instruments. He has been with the firm since 1983.



Barton Biggs has served as a co-portfolio manager for the INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO since the inception date of October 28, 1994 and Francine Bovich and Ann Thivierge have served as co-portfolio managers of the Portfolio since July 1, 1995. Mr. Biggs is Chairman and Chief Investment Officer of MSAM and a Director of Morgan Stanley Dean Witter & Co. He joined Morgan Stanley in 1973 as a General Partner and Managing Director and is a member of Morgan Stanley Dean Witter & Co.'s Board of Directors and of the Management Committee. Ms. Bovich is a Managing Director of MSAM and is responsible for product development, portfolio management and communication of asset allocation strategy. She joined MSAM, as a Principal in 1993. Prior to joining MSAM, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. and was with the firm from 1986 to 1993. Ms. Thivierge is a Principal of MSAM and joined the company in 1986 as an Analyst. From 1992 through 1996 she served as a Vice President of MSAM.



Phoenix Investment Counsel, Inc. The Subadviser of the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios is Phoenix, an indirect wholly-owned subsidiary of Phoenix Duff & Phelps Corporation. Phoenix is located at 56 Prospect Street, Hartford, CT 06115. Phoenix was originally organized in 1932 as John P. Chase, Inc. and has been engaged in the management of mutual funds since 1958. As of December 31, 1997, Phoenix Duff & Phelps through its affiliated companies, had over $46.4 billion in total assets under management for all its clients. Phoenix, the subadviser, had in excess of $22.2 billion under management as of December 31, 1997.



The portion of the annual investment advisory fees received by SAAMCo which is paid to Phoenix with respect to each of the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios is .35% on the first $50 million of Assets, .30% on the next $100 million; .25% on the next $150 million;
 .20% on the next $200 million and .15% on Assets over $500 million. For the fiscal year ended November 30, 1997, SAAMCo paid to Phoenix, with respect to the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios, a fee equal to .33% and .30%, respectively, of each Portfolio's average daily net assets.



The Large Cap Growth Equity Investment Team is responsible for managing the GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO. The Team is composed of 20 investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular aspects of the domestic equity markets. Pierre Trinque has supervisory responsibilities for the GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO. Mr. Trinque has been with Phoenix since 1985.



The Large Cap Growth Equity Investment Team is responsible for managing the equity component of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO. The Team is composed of 20 investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular aspects of the domestic equity markets. Pierre Trinque has supervisory responsibilities for the equity component of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO. Mr. Trinque has been with Phoenix since 1985. The Fixed Income Team is responsible for managing the fixed component of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO. The Team is composed of 16 investment professionals and traders, some of whom may focus more heavily on particular Portfolios or particular sectors of the fixed income markets. Christopher J. Kelleher has supervisory responsibilities for the fixed component of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO. Mr. Kelleher has been with Phoenix since 1980.



Putnam Investment Management, Inc. The Subadviser of the Putnam Growth, International Growth and Income and Emerging Markets Portfolios is Putnam, a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. Putnam and its affiliates managed approximately $256 billion as of

February 28, 1998. Putnam is a subsidiary of Putnam Investments, Inc., which, other than a minority interest owned by employees, is wholly owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.



The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the Putnam Growth Portfolio is .50% on the first $150 million of Assets, .45% on the next $150 million of Assets and .35% on Assets over $300 million. Putnam became the Subadviser to the Putnam Growth Portfolio on April 15, 1997. For the fiscal year ended November 30, 1997, with respect to the International Growth and Income and Emerging Markets Portfolios, and for the period April 15, 1997 through November 30, 1997, with respect to the Putnam Growth Portfolio, SAAMCo paid to Putnam, a fee equal to .32%, .50% and
 .33%, respectively. For the period December 1, 1996 through April 14, 1997, SAAMCo paid to the Portfolio's predecessor subadviser, Provident Investment Counsel, Inc., with respect to the Provident Growth Portfolio a fee equal to
 .15% of the Portfolio's average daily net assets. See "Investment Advisory and Management Agreement -- Advisory Fees" in the Statement of Additional Information for the annual rates applicable with respect to the predecessor subadvisers. The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the International Growth and Income Portfolio is .65% on the first $150 million of Assets, .55% on the next $150 million of Assets and .45% on Assets over $300 million. The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the Emerging Markets Portfolio is 1.00% on the first $150 million of Assets, .95% on the next $150 million of Assets and .85% on Assets over $300 million.



C. Beth Cotner, Richard England, Manuel H. Weiss and David Santos have served as co-portfolio managers of the PUTNAM GROWTH PORTFOLIO since April 1997. Ms. Cotner, a Senior Vice President of Putnam has been an investment professional with Putnam since 1995. Prior to that time, she was an Executive Vice President of Kemper Financial Services. Mr. England, a Senior Vice President of Putnam has been an investment professional with Putnam since 1992. Mr. Weiss, a Senior Vice President of Putnam has been an investment professional with Putnam since 1987. Mr. Santos, a Vice President of Putnam has been an investment professional with Putnam since 1986.



Deborah F. Kuenstner and George W. Stairs have served as co-portfolio managers of the INTERNATIONAL GROWTH AND INCOME PORTFOLIO since March 1998. Ms. Kuenstner is a Senior Vice President of Putnam. Prior to March 1997, she was Senior Portfolio Manager at Dupont Pension Fund Management. Mr. Stairs is a Senior Vice President of Putnam. Prior to July 1994, he was an Associate at Value Quest Ltd.



Thomas R. Haslett, Managing Director of Putnam and J. Peter Grant, Senior Vice President of Putnam, serve as co-portfolio managers of the EMERGING MARKETS PORTFOLIO. Mr. Haslett has been an investment professional with Putnam since 1996. Prior to December 1996, he was a Managing Director of Montgomery Asset Management, Ltd. Mr. Grant has been an investment professional with Putnam since 1973.



CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT -- State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian, transfer agent and dividend paying agent. State Street maintains custody of the Trust's securities and cash and the records of each shareholder's account. State Street also performs other related shareholder service functions.


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                        PORTFOLIO TURNOVER AND BROKERAGE
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All Portfolios effect portfolio transactions without regard to the length of time particular investments have been held. Under certain market conditions, the investment policies of the Portfolios may result in high portfolio turnover. The portfolio turnover rates for the Portfolios (other than the "Dogs" of Wall Street Portfolio) are contained in the section entitled "Financial Highlights." The portfolio turnover rate for the "Dogs" of Wall Street Portfolio is not expected to exceed 25%. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs that are borne directly by the Portfolio involved. Higher turnover rates reflect an increased rate of realization of gains and losses by the Portfolio, which would normally affect the taxable income of the Portfolio's shareholders. Where the shareholder is an insurance company separate account funding variable annuity contracts, qualified as such under the Code; however, the contractowners are not currently charged with such income or losses except to the extent provided under the Code (normally when distributions under the contracts are made). Corporate bonds and

U.S. government securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Adviser and Subadvisers will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions. The Adviser or a Subadviser also may select broker-dealers which provide it with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those which other broker-dealers may have charged, if in the Adviser's or Subadviser's view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Further, the Adviser or a Subadviser may effect portfolio transactions through broker-dealer affiliates of the Trust, Adviser or Subadvisers.


=========================================================
                          DIVIDENDS, DISTRIBUTIONS AND
                                 FEDERAL TAXES
=========================================================


Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities). Each Portfolio is intended to meet these qualification requirements.


So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividend or capital gains dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.


Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for tax purposes. The Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.


A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Recently enacted legislation provides that the Portfolio may make a "mark-to-market" election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined for purposes of such legislation). If the election is in effect at the end of the Portfolio's taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. Such mark-to-market gain will be treated as ordinary income. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year, its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.


See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

=========================================================
                                PRICE OF SHARES
=========================================================


The Portfolios are open for business on any day the NYSE is open for regular trading. Shares of each Portfolio of the Trust are sold at the net asset value per share calculated daily at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates its net asset value per share by dividing the total value of its net assets by the number of shares outstanding. Assets are generally valued at their market value, where available, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. For a complete description of the procedures involved in valuing various Trust assets, see the Statement of Additional Information.


=========================================================
                           PURCHASES AND REDEMPTIONS
=========================================================

Shares of the Trust currently are offered only to separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. At present, Trust shares are used as the investment vehicle for annuity contracts only. The Life Companies may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust, based upon information provided by the Life Companies, would monitor events in order to determine, should a material conflict arise, what action, if any, need be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies which are affiliates of the Life Companies.

All shares may be purchased or redeemed by the separate accounts without any sales or redemption charge at the next computed net asset value. Purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Except in extraordinary circumstances and as permissible under the 1940 Act, the redemption proceeds are paid on or before the seventh day following the request for redemption.

=========================================================
                           SHAREHOLDER VOTING RIGHTS
=========================================================

All shares of the Trust have equal voting rights and may be voted in the election of trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing trustees unless and until such time as fewer than a majority of the trustees holding office have been elected by shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees must call a meeting of shareholders for the purpose of voting upon the removal of any trustee when requested to do so by the record holders of 10% or more of the outstanding shares of the Trust. A trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees, provided that immediately after the appointment of any successor trustee, at least two-thirds of the trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of trustees can elect all the trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

A change in the fundamental investment restrictions of a Portfolio requires the vote of a "majority of the outstanding voting securities" of that Portfolio. This term is defined in the 1940 Act and explained in the Statement of Additional Information.

In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a vote of that Portfolio even though: (1) the matter has not been approved by a vote of any other Portfolio; or (2) the matter has not been approved by a vote of the Trust as a whole.

The Life Companies' separate accounts, as shareholders of the Portfolios, have the right to vote each Portfolio's shares at any meeting of shareholders. However, the separate account will vote each Portfolio's shares in accordance with instructions received from contract owners. See the applicable contract prospectus for information regarding contract owners' voting rights.

=========================================================
                            INDEPENDENT ACCOUNTANTS
=========================================================

Price Waterhouse LLP has been selected as independent accountants for the Trust.

=========================================================

                              GENERAL INFORMATION

=========================================================


YEAR 2000 COMPLIANCE



Many services provided to the Trust and its shareholders by the Adviser rely on both the smooth functioning of the Adviser's computer and computer-based systems as well as those of its outside service providers. Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way systems encode and calculate dates. This Year 2000 Issue potentially could have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. The Adviser recognizes the importance of the Year 2000 Issue and is taking appropriate steps necessary in preparation of the year 2000. The Adviser fully anticipates that its systems and those of its outside service providers will be adapted in time for the year 2000, and to further this goal it has coordinated a plan to repair, adapt or replace systems that are not Year 2000 compliant, and has obtained similar assurances from its outside service providers. The Adviser expects to complete its plan significantly by the end of the 1998 calendar year and then perform appropriate systems testing during the 1999 calendar year.


=========================================================
                             SHAREHOLDER INQUIRIES
=========================================================

Shareholder inquiries should be directed to Anchor National Life Insurance Company or First SunAmerica Life Insurance Company, Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, telephone number (800) 445-SUN2. In New York, shareholders should call (800) 99-NYSUN.

=========================================================
                             FINANCIAL INFORMATION
=========================================================


Further financial information can be found in the Statement of Additional Information, which is available upon written request to the Trust.

                       Statement of Additional Information







                             SUNAMERICA SERIES TRUST










This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of SunAmerica Series Trust ("Trust"). Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. The Prospectus may be obtained by writing to the Trust at the following address:



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





                                  April 1, 1998

                                TABLE OF CONTENTS


TOPIC                                                                       PAGE
-----                                                                       ----

The Trust ................................................................  B-2
Investment Objectives and Policies .......................................  B-3
Description of Commercial Paper and Bond Ratings ......................... B-27
Investment Restrictions .................................................. B-31
Trust Officers and Trustees .............................................. B-36
Investment Advisory and Management Agreement ............................. B-38
Subadvisory Agreements ................................................... B-41
Dividends, Distributions and Federal Taxes ............................... B-44
Price of Shares .......................................................... B-44
Execution of Portfolio Transactions ...................................... B-46
General Information ...................................................... B-51
Financial Statements ..................................................... B-53


                                    THE TRUST

         The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future.




         Shares of the Trust are held by separate accounts of Anchor National Life Insurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. Anchor National Life Insurance Company and First SunAmerica Life Insurance

Company are wholly owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by SunAmerica Inc., a Maryland corporation.


                       INVESTMENT OBJECTIVES AND POLICIES

         The discussion below is intended to supplement the information contained in the Prospectus.

         CASH MANAGEMENT PORTFOLIO. The Cash Management Portfolio seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The money market instruments that the Portfolio may invest in are as follows:

         Commercial Bank Obligations. Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

         Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.

         Commercial Paper. Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Portfolio may only purchase commercial paper judged by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's Ratings

         Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and by Moody's Investors Service, Inc. ("Moody's"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio's assets or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser, subject to the direction of the trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and the Cash Management Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

         Corporate Bonds and Notes. The Cash Management Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. The Worldwide High Income Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

         STRUCTURED INVESTMENTS. The Global Bond Portfolio, Asset Allocation Portfolio, Emerging Markets Portfolio, Worldwide High Income Portfolio and the International Growth and Income Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.


         The Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

         U.S. CORPORATE HIGH-YIELD FIXED-INCOME SECURITIES. A portion of each of the Worldwide High Income and High-Yield Bond Portfolios' assets will be invested in U.S. corporate high-yield fixed-income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services. The Portfolio may acquire fixed-income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed-income securities may have equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.


         EMERGING COUNTRY FIXED-INCOME SECURITIES. Certain of the Portfolios may invest their assets, to varying degrees, in emerging country fixed-income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used with respect to these Portfolios, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 150 countries which are considered to be emerging countries. The countries generally include every nation in the world except the United States, Canada, Japan, Australia, Singapore, New Zealand and most nations located in Western Europe. Not withstanding the foregoing with respect to Putnam, in addition to the exclusions listed above, the following countries should also be excluded from the countries considered emerging markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom.


         In selecting emerging country debt securities for investment by the Portfolio, the Subadviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

                  Argentina              Indonesia             Poland
                  Brazil                 Malaysia              Portugal
                  Chile                  Mexico                South Africa
                  Czech Republic         Morocco               Thailand
                  Egypt                  Pakistan              Turkey
                  Greece                 Peru                  Uruguay
                  Hungary                Philippines           Venezuela

         As opportunities to invest in debt securities in other emerging countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, the Portfolio's assets will be invested in at least three countries.

         The Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

         The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Subadviser based on publicly available information and inquiries made to the issuer. The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady.

         Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage-backed and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. The Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a collaterized mortgage obligation.

         Investments in emerging country debt securities entail special investment risks. Many of the emerging countries listed above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

         GLOBAL FIXED-INCOME SECURITIES. Certain of the Portfolios may invest their assets, to varying degrees, in global fixed-income securities. These are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the Portfolio, the Subadviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization. U.S. government securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. The Portfolio may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities for this portion of the Portfolio will be limited to those of developed nations which the Subadviser believes to pose limited credit risk.

These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Corporate and supranational obligations selected for this portion of the portfolio will be limited to those rated A or better by Moody's, Standard & Poor's or IBCA Ltd.

         In selecting securities for this portion of the Portfolio, the Subadviser evaluates the currency, market and individual features of the securities being considered for investment. The Subadviser believes that countries displaying the highest real yields will over time generate a high total return, and accordingly, the Subadviser's focus for this portion of the Portfolio will be to analyze the relative rates of real yield of twenty global fixed-income markets. In selecting securities, the Subadviser will first identify the global markets in which the Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, the Portfolio will invest its assets primarily in fixed-income securities denominated in the currencies of countries within the top quartile of the Subadviser's ranking.

         The Subadviser's assessment of the global fixed-income markets is based on an analysis of real interest rates. The Subadviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Subadviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of the Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.


         The Global Bond Portfolio may invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred but are junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.


         SHORT SALES. Each Portfolio (other than the Cash Management and "Dogs" of Wall Street Portfolios) may make short sales, including "short sales against the box." A short sale is effected by selling a security which the Portfolio does not own. A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box is treated as a sale by the Portfolio, for federal income tax purposes. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.


         When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the Trust's Custodian in the name of the broker that consists of cash or liquid securities. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). In the event that the value of the collateral deposited with the broker, plus the value of the assets in the segregated account should fall below the value of the securities sold short, additional amounts to cover the difference will be placed in the segregated accounts. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

         ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The Cash Management Portfolio may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes
Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

         REVERSE REPURCHASE AGREEMENTS. The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolios will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the

Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

         FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of United States and foreign securities dealers make active markets in these securities.

         COVERED OPTIONS. Each Portfolio may write (sell) covered call and put options on any securities in which it may invest. A Portfolio may purchase and write such options on securities that are listed on national domestic securities exchanges (and, for certain Portfolios, foreign securities exchanges) or traded in the over-the-counter market. A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that a Portfolio will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by a Portfolio would obligate a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that the Portfolio would have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

         PORTFOLIO STRATEGIES RELATED TO FOREIGN SECURITIES. Each Portfolio may engage in various portfolio strategies to reduce certain risks of their respective investments and/or to attempt to enhance return. Each Portfolio may engage in strategies including the purchase and sale of forward foreign currency exchange contracts, currency and financial index futures contracts (including, in the case of the International Growth and Income, Emerging Markets and Global Equities Portfolios, stock index futures) and options thereon, put and call options on currencies and financial indices, and combinations thereof. The Adviser or Subadviser will use such techniques as market conditions warrant. Each Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and these Portfolios may use these new investments and techniques to the extent consistent with their investment objective and policies.


         In addition to direct investment, the Portfolios which may invest in foreign securities may also invest in American Depositary Receipts ("ADRs") and in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The Portfolios also may invest in securities denominated in European Currency Units ("ECUs"). Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. An "ECU" is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. The specific amount of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolios may invest in securities denominated in other currency "baskets." See "Description of Securities and Investment Techniques - Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" in the Prospectus.


         The Portfolios may also invest in emerging country securities. As used with respect to this Portfolio, the term "emerging country" applies to any country which, in the opinion of the Subadviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 150 countries which, in the opinion of the Subadviser, are generally considered to be emerging or developing countries by the international financial community. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore (with the exception of the Emerging Markets Portfolio) and most nations located in Western Europe. Not withstanding the foregoing with respect to the Emerging Markets Portfolio, the Subadviser believes that in addition to the exclusions listed above, the following countries should also be excluded from the countries considered emerging markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. Currently, investing in many emerging countries is not feasible or may invoke unacceptable political risks.


         The International Diversified Equities Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portions of such Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

                  Argentina         Indonesia        Portugal          Thailand
                  Brazil            Mexico           South Africa      Turkey
                  India             Philippines      South Korea

         As markets in other countries develop, the International Diversified Equities Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.


         An emerging country security is one issued by a company that, in the opinion of the Subadviser, has one or more of the following characteristics:(i) it is organized under the laws of, or has its principal office in, an emerging country, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from business in emerging countries. An emerging market security may also include a company which has its principal securities trading market in an emerging country. The Subadviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.


         FOREIGN CURRENCY AND FINANCIAL INDEX TRANSACTIONS - FORWARD EXCHANGE AND FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies ("forward currency exchange contracts"), financial and foreign currency futures contracts or contracts based on financial indices ("futures contracts") and may purchase and write put and call options to buy or sell currencies and to buy or sell futures contracts ("options on futures contracts").

         A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A "sale" of a foreign currency futures contract means entering into a contract to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a foreign currency futures contract means entering into a contract to acquire the foreign currencies called for by the contract at a specified price on a specified date.

         An exchange-traded futures contract relating to foreign currency, or a financial index, is similar to a forward foreign currency exchange contract but has a standardized size and exchange date. A Portfolio may either accept or make delivery of the currency at the maturity of such a contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

         Over-the-counter currency instruments are subject to the risk that the counterparty to such instruments will default on its obligations. Since over-the-counter currency instruments are not guaranteed by an exchange or clearinghouse, a default on the instrument would deprive the Portfolio of unrealized profits, transaction costs or the benefits of a currency hedge or force the Portfolio to cover its purchase or sale commitments, if any, at the current market price. A Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser or Subadviser.

         Each Portfolio may enter into futures contracts in anticipation of, or to protect against, fluctuations in currency exchange rates. A Portfolio might, for example, enter into a futures contract when it wanted to hold securities denominated in a particular currency but anticipated, and wished to be protected against, a decline in that currency against the U.S. dollar. Similarly, it might enter into futures contracts to "lock in" the U.S. dollar price of non-U.S. dollar denominated securities that it anticipated purchasing. Although futures contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Portfolio also may enter into currency contracts not involving the U.S. dollar.

         In connection with these futures transactions, the Trust has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Trust from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, each Portfolio will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require the Portfolio to use futures for bona fide "hedging" purposes only (as defined by CFTC rules), and, in the case of futures transactions for non-bona fide hedging purposes, to limit initial margin deposits to no more than 5% of its net assets after taking into account unrealized profits and unrealized losses on any such contracts entered into. In addition, subject to the limitation on margin deposits described above, a

Portfolio may engage in futures transactions for non-bona fide hedging purposes, provided that the total value of such long futures positions will not exceed the sum of (a) cash or cash equivalents set aside in an identifiable manner for this purpose, (b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.

         Parties to futures contracts and holders and writers of options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the judgment of the Adviser or applicable Subadviser, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         In connection with the purchase of futures contracts, a Portfolio will deposit and maintain in a segregated account with the Trust's custodian an amount of cash or liquid securities equal to its obligations under the futures contracts less any amounts maintained in a margin account with the Trust's futures broker.

         OPTIONS - Each Portfolio may attempt to accomplish objectives similar to those involved in their use of futures contracts by purchasing or selling put or call options on currencies, currency futures contracts, and financial index futures (including, in the case of the Global Equities Portfolio, stock index futures). A foreign currency put option gives the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Portfolio anticipates purchasing securities.

         Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer.

Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. A Portfolio will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Options on futures contracts to be written or purchased by a Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions or exchange rates which otherwise might either adversely affect the value of a Portfolio's securities or adversely affect the prices of securities which a Portfolio intends to purchase at a later date.

         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS. The Corporate Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, Asset Allocation, Real Estate and Emerging Markets Portfolios may invest in high-yield bonds. These bonds present certain risks which are discussed below:

         Sensitivity to Interest Rate and Economic Changes -High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

         Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

         Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

         CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Utility and Real Estate Portfolios may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

         In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadvisers believe that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

         In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction);
(iii) shifts in regulatory policies; (iv) adequacy of rate increases; and (v) future regulatory legislation.

         Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.

         In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:

         Electric. The electric utility industry is composed of companies that are engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.

         In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.

         Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

         Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

         Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

         Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.

         CONVENTIONAL MORTGAGE PASS-THROUGH SECURITIES. Conventional mortgage pass-through securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage conduits ("REMIC") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

         The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs which in turn will ultimately evidence interests in mortgage loans.

         Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

         CERTAIN COLLATERALIZED MORTGAGE OBLIGATIONS. Principal and interest on the underlying mortgage assets may be allocated among the several classes of Collateralized Mortgage Obligations ("CMOs") in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         WARRANTS. The Corporate Bond, High-Yield Bond, SunAmerica Balanced, Utility, Federated Value, Aggressive Growth, Real Estate, International Growth and Income, and Emerging Markets Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although certain of the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed-income and equity securities or securities to which warrants are attached.


                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

         COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

         Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4
- Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 Default.

         The short-term ratings of Fitch Investor Services, Inc. ("Fitch") apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality -Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

         Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa
- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.

         Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and

C the highest degree of speculative. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.

         Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative. The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC issues are considered to have certain identifiable characteristics which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in payment of interest and/or principal seems probable over time. Issues rated C are in imminent default in payment of interest or principal. DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus(+) and minus(-) signs are used with a rating symbol to indicate the relative position within the rating category.

         Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus(+) or minus(-) designation which indicates where within the respective category the issue is placed.

         BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.


                             INVESTMENT RESTRICTIONS

         The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.


            INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO

         The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Portfolio may, however, enter into repurchase agreements.

         5. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         6. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Cash Management Portfolio may not:

         a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

         b. Pledge or hypothecate its assets.

         c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction C above.

INVESTMENT RESTRICTIONS OF THE CORPORATE BOND PORTFOLIO, GLOBAL BOND PORTFOLIO, HIGH-YIELD BOND PORTFOLIO, WORLDWIDE HIGH INCOME PORTFOLIO, SUNAMERICA BALANCED PORTFOLIO, BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO, ASSET ALLOCATION PORTFOLIO, UTILITY PORTFOLIO, GROWTH-INCOME PORTFOLIO, FEDERATED VALUE PORTFOLIO, VENTURE VALUE PORTFOLIO, "DOGS" OF WALL STREET PORTFOLIO, ALLIANCE GROWTH PORTFOLIO, GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO, PUTNAM GROWTH PORTFOLIO, REAL ESTATE PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, INTERNATIONAL GROWTH AND INCOME PORTFOLIO, GLOBAL EQUITIES PORTFOLIO, INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO AND EMERGING MARKETS PORTFOLIO


      The Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio, Real Estate Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:

      1. Other than the Global Bond, Worldwide High Income, "Dogs" of Wall Street and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

      2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, International Diversified Equities, "Dogs" of Wall Street and Worldwide High Income Portfolios.

      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies, the Real Estate Portfolio will invest at least 25% of its total assets in the securities of real estate companies and the "Dogs" of Wall Street Portfolio may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investments would be selected according to stock selection criteria. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to all Portfolios other than the Utility Portfolio, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.


      4. Invest in real estate (including in the case of all Portfolios except the Real Estate Portfolio limited partnership interests, but excluding in the case of all Portfolios securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

      5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

      6. Borrow money, except to the extent permitted by applicable law.

      7. Purchase securities on margin.

      8. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; and (c) the lending of its portfolio securities.

      In addition to the foregoing, the Global Bond, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation, Utility, Growth-Income, Federated Value, Venture Value, "Dogs" of Wall Street, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Global Equities, International Diversified Equities, Aggressive Growth, International Growth and Income, Real Estate and Emerging Markets Portfolios have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, such Portfolios may not:

      a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

      b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

      c. Other than the Emerging Markets Portfolio, pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may pledge assets in reverse repurchase agreements.

      d. Invest in companies for the purpose of exercising control or management.

      e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

      f. Sell securities short except to the extent permitted by applicable law.

      g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

                           TRUST OFFICERS AND TRUSTEES

      The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund and Seasons Series Trust. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.

Name, Age and Position(s)
Held with the Trust                              Principal Occupation(s) During Past Five Years
-------------------                              ----------------------------------------------
RICHARDS D. BARGER,* 68, Trustee                 Senior Partner, Law Firm of Barger & Wolen; former Director,
                                                 Anchor National Life Insurance Company ("Anchor National")(from
                                                 1980 to 1986).

Name, Age and Position(s)
Held with the Trust                              Principal Occupation(s) During Past Five Years
-------------------                              ----------------------------------------------

JAMES K. HUNT, * 45,                             Executive Vice President, SunAmerica Investments, Inc. (1993 to
Trustee, Chairman and President                  present); President, SunAmerica Corporate Finance (since January
                                                 1994); Senior Vice President, SunAmerica Investments, Inc.
                                                 (1990-1993).

NORMAN J. METCALFE, * 54, Trustee                Vice Chairman and Chief Financial Officer, The Irvine Company
                                                 (March 1993 to Present); Executive Vice President (1986-1992) and
                                                 Director (1984-1993), SunAmerica Inc.; formerly, President,
                                                 SunAmerica Investments, Inc.(1988-1992); and  Executive Vice
                                                 President and Director, Anchor National (1986-1992).

ALLAN L. SHER, 65,                               Director, Board of Governors, American Stock Exchange (1991 to
Trustee                                          present); Former Chairman and Chief Executive Officer, Bateman
                                                 Eichler, Hill Richards (securities firm) (1990-1992).

WILLIAM M. WARDLAW, 50,                          Partner, Freeman Spogli & Co., Incorporated (privately owned
Trustee                                          merchant banking firm) (1988-Present).

SCOTT L. ROBINSON, 51,                           Senior Vice President and Controller, SunAmerica Inc. (since
Senior Vice President, Treasurer and Controller  1991); Senior Vice President of Anchor National (since 1988).

SUSAN L. HARRIS, 40,                             Senior Vice President (since November 1995), Secretary (since
Vice President, Counsel and Secretary            1989) and General Counsel-Corporate Affairs (since December
                                                 1994), SunAmerica Inc.; Senior Vice President and Secretary,
                                                 Anhcor National (since 1990); Joined SunAmerica Inc. in 1985.


Name, Age and Position(s)
Held with the Trust                              Principal Occupation(s) During Past Five Years
-------------------                              ----------------------------------------------
PETER C. SUTTON, 32                              Senior Vice President, SunAmerica since April 1997; Treasurer,
Vice President and Assistant Treasurer           SunAmerica Mutual Funds since February, 1996; Vice President
                                                 Anchor Pathway Fund, since October 1994; Controller,
                                                 SunAmerica Mutual Funds (March 1993 to February 1996);
                                                 Assistant Controller, SunAmerica Mutual Funds (1990 -
                                                 1993).

     * A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

         The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.

         The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended November 30, 1997.

                               COMPENSATION TABLE


------------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE               PENSION OR RETIREMENT     TOTAL COMPENSATION FROM
                                         COMPENSATION FROM       BENEFITS ACCRUED AS       REGISTRANT AND FUND COMPLEX
TRUSTEE                                  REGISTRANT              PART OF FUND EXPENSES     PAID TO TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
Richards D. Barger                               $9,000                     -                        $23,000
------------------------------------------------------------------------------------------------------------------------
Frank L. Ellsworth**                             $2,250                     -                        $ 5,500
------------------------------------------------------------------------------------------------------------------------
William M. Wardlaw                               $6,250                     -                        $15,250
------------------------------------------------------------------------------------------------------------------------
Norman J. Metcalfe                               $9,000                                              $23,000
------------------------------------------------------------------------------------------------------------------------
Allan L. Sher                                    $6,750                     -                        $17,500
------------------------------------------------------------------------------------------------------------------------

* Information is as of November 30, 1997 for the two funds in the complex which pay fees to these Trustees (the Trust and Anchor Pathway Fund).

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SunAmerica Asset Management Corp. to handle the management of the Trust and its day to day affairs.

         The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to Federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

         Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.


         The Investment Advisory and Management Agreement (except with respect to the International Growth and Income, Real Estate,

"Dogs" of Wall Street and Emerging Markets Portfolios) continues in effect from year to year, in accordance with its terms, unless terminated, and may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. With respect to the International Growth and Income, Real Estate and Emerging Markets Portfolios, the Agreement will continue in effect for a period of two years from the date of execution, unless terminated sooner, and may be renewed from year to year thereafter in the manner set forth above. With respect to the "Dogs" of Wall Street Portfolio, the Agreement will continue in effect until January 22, 2000, unless terminated, and may be renewed from year-to-year thereafter in the manner set forth above. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.


         Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio. The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1997, 1996 and 1995.

                                  ADVISORY FEES


---------------------------------------------------------------------------------------------
             PORTFOLIO                      1997              1996              1995
---------------------------------------------------------------------------------------------
Cash Management                          $718,297          $694,655          $438,400
---------------------------------------------------------------------------------------------
Corporate Bond (formerly, Fixed
Income)                                  $325,988          $230,031          $144,546
---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Global Bond                                $  550,533           $  458,390           $  365,313
-----------------------------------------------------------------------------------------------------
High-Yield Bond                            $1,000,566           $  638,948           $  478,203
-----------------------------------------------------------------------------------------------------
Worldwide High Income                      $  915,682           $  368,821           $  143,765
-----------------------------------------------------------------------------------------------------
SunAmerica Balanced                        $  178,845           $   20,449*                --
-----------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment
Counsel                                    $  558,675           $  354,683           $   92,499
-----------------------------------------------------------------------------------------------------
Asset Allocation                           $2,556,963           $1,616,647           $1,000,248
-----------------------------------------------------------------------------------------------------
Utility                                    $  100,647           $   13,890*                --
-----------------------------------------------------------------------------------------------------
Growth-Income                              $2,784,063           $1,476,902           $  794,078
-----------------------------------------------------------------------------------------------------
Federated Value                            $  237,339           $   23,973*                --
-----------------------------------------------------------------------------------------------------
Venture Value                              $5,952,702           $2,305,064           $  504,014
-----------------------------------------------------------------------------------------------------
Alliance Growth                            $3,145,937           $1,522,222           $  635,979
-----------------------------------------------------------------------------------------------------
Growth/Phoenix Investment Counsel          $1,299,894           $1,072,976           $  835,634
-----------------------------------------------------------------------------------------------------
Putnam Growth**
(formerly Provident Growth)                $1,565,910           $1,073,769           $  785,809
-----------------------------------------------------------------------------------------------------
Global Equities                            $2,337,577           $1,627,510           $1,185,831
-----------------------------------------------------------------------------------------------------
International Diversified
Equities                                   $2,127,386           $1,025,593           $  283,908
-----------------------------------------------------------------------------------------------------
Aggressive Growth                          $  506,503           $   65,277*                --
-----------------------------------------------------------------------------------------------------
Real Estate*                               $   58,800                 --                   --
-----------------------------------------------------------------------------------------------------
International Growth and Income*           $  125,310                 --                   --
-----------------------------------------------------------------------------------------------------
Emerging Markets*                          $   99,436                 --                   --
-----------------------------------------------------------------------------------------------------

For the fiscal year ended November 30, 1997, the Adviser voluntarily waived fees or reimbursed expenses of each of the following Portfolio's: Utility Portfolio - $25,537; Real Estate Portfolio - $7,874; International Growth and Income Portfolio - $52,507; and Emerging Markets Portfolio - $55,614. Certain Portfolios had recoupments for the fiscal year ended November 30, 1997, and such recoupments, which are not included as part of the advisory fee in the above advisory fee table, were as follows: SunAmerica Balanced Portfolio - $9,879; Federated Value Portfolio - $16,677; and Aggressive Growth Portfolio - $3,186.


*     For the period 6/2/97 (commencement of operations) through 11/30/97

** Until April 15, 1997, the Advisory Agreement with respect to the Putnam Growth Portfolio provided for an advisory fee payable to the Adviser at the following annual rates: .85% on the first $50 million of average daily net assets; .80% on the next $100 million; .70% on the next $100 million; .65% on the next $100 million; and .60% over $350 million. The Advisory Agreement relating to the Putnam Growth Portfolio was amended as of April 15, 1997 to provide for the following annual fee rates: .85% on the first $150 million of average daily net assets; .80% on the next $150 million; and .70% over $300 million.

         PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser during the quarter.

         The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the Code, and have, with exception to Putnam, undertaken to comply with the provisions of the Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser.

                             SUBADVISORY AGREEMENTS


         Alliance Capital Management L.P. ("Alliance"), Goldman Sachs Asset Management ("GSAM"), a separate division of Goldman, Sachs & Co., Goldman Sachs Asset Management International, ("GSAM-International"), an affiliate of Goldman, Sachs & Co., Morgan Stanley Asset Management Inc., Phoenix Investment Counsel, Inc., Davis Selected Advisers, L.P., Putnam Investment Management, Inc. and Federated Investment Counseling act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.


         The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:

-----------------------------------------------------------------------------------------------------------
SUBADVISER                   PORTFOLIO                             FEE
-----------------------------------------------------------------------------------------------------------
Alliance                     Alliance Growth and                   .35% on the first $50 million
                             Growth-Income Portfolios              .30% on the next $100 million
                                                                   .25% on the next $150 million
                                                                   .20% on the next $200 million
                                                                   .15% thereafter
                             ------------------------------------------------------------------------------
                             Global Equities Portfolio             .50% on the first $50 million
                                                                   .40% on the next $100 million
                                                                   .30% on the next $150 million
                                                                   .25% thereafter
-----------------------------------------------------------------------------------------------------------
Davis Selected Advisers,     Venture Value and Real Estate         .45% on the first $100 million
L.P.                         Portfolios                            .40% on the next $400 million
                                                                   .35% thereafter
-----------------------------------------------------------------------------------------------------------
Federated Investment         Corporate Bond                        .30% on the first $25 million
Counseling                   Portfolio                             .25% on the next $25 million
                                                                   .20% on the next $100 million
                                                                   .15% thereafter
                             ------------------------------------------------------------------------------
                             Federated Value and Utility           .55% on the first $20 million
                             Portfolios                            .35% on the next $30 million
                                                                   .25% on the next $100 million
                                                                   .20% on the next $350 million
                                                                   .15% thereafter
-----------------------------------------------------------------------------------------------------------
GSAM                         Asset Allocation Portfolio            .40% on the first $50 million
                                                                   .30% on the next $100 million
                                                                   .25% on the next $100 million
                                                                   .20% thereafter
-----------------------------------------------------------------------------------------------------------
GSAM-International           Global Bond Portfolio                 .40% on the first $50 million
                                                                   .30% on the next $100 million
                                                                   .25% on the next $100 million
                                                                   .20% thereafter
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Asset         International Diversified Equities    .65% on the first $350 million
Management Inc.              and Worldwide High Income Portfolios  .60% thereafter
-----------------------------------------------------------------------------------------------------------
Phoenix Investment           Growth/Phoenix Investment Counsel     .35% on the first $50 million
Counsel, Inc.                and Balanced/Phoenix Investment       .30% on the next $100 million
                             Counsel Portfolios                    .25% on the next $150 million
                                                                   .20% on the next $200 million
                                                                   .15% thereafter
-----------------------------------------------------------------------------------------------------------
Putnam Investment            Putnam Growth Portfolio               .50% on the first $150 million
Management, Inc.                                                   .45% on the next $150 million
                                                                   .35% thereafter
                             ------------------------------------------------------------------------------
                             Emerging Markets Portfolio            1.00% on the first $150 million
                                                                   .95% on the next $150 million
                                                                   .85% thereafter
                             ------------------------------------------------------------------------------
                             International Growth  and Income      .65% on the first $150 million
                             Portfolio                             .55% on the next $150 million
                                                                   .45% thereafter
-----------------------------------------------------------------------------------------------------------


      The following table sets forth the fees paid to the Subadvisers for the fiscal years ended November 30, 1997, 1996 and 1995.

                                SUBADVISORY FEES


 --------------------------------------------------------------------------------------------------------------------
        SUBADVISER                  PORTFOLIO              1997                       1996                1995
 --------------------------------------------------------------------------------------------------------------------
                           Alliance Growth
                                                        $1,280,957                 $  691,140           $306,832
 Alliance
                           ------------------------------------------------------------------------------------------
                           Growth-Income
                                                        $1,161,812                 $  673,445           $379,671
                           ------------------------------------------------------------------------------------------
                           Global Equities
                                                        $1,109,352                 $  811,790           $616,892
 --------------------------------------------------------------------------------------------------------------------
 Davis Selected            Venture Value
 Advisers, L.P.                                         $3,126,351                 $1,252,661           $281,866
                           ------------------------------------------------------------------------------------------

                           Real Estate                  $   33,075++                      --                 --
 --------------------------------------------------------------------------------------------------------------------
                           Asset Allocation
 GSAM                                                   $1,088,896                 $  743,084           $485,722
 --------------------------------------------------------------------------------------------------------------------
 GSAM International
                           Global Bond                  $  281,015                 $  238,488           $194,306
 --------------------------------------------------------------------------------------------------------------------
                           Growth/Phoenix Investment
 Phoenix Investment        Counsel
 Counsel, Inc.                                          $  599,956                 $  505,458           $399,134
                           ------------------------------------------------------------------------------------------
                           Balanced/
                           Phoenix Investment Counsel
                                                        $  271,312                 $  176,158           $ 46,249
 --------------------------------------------------------------------------------------------------------------------
 Provident Investment
 Counsel, Inc.+            Provident Growth
                                                        $  284,164+++              $  614,720           $452,955
 --------------------------------------------------------------------------------------------------------------------
                           Worldwide High Income
 Morgan Stanley Asset                                   $  595,193                 $  239,733           $ 93,447
 Management
 Inc.
                           ------------------------------------------------------------------------------------------
                           International Diversified
                           Equities
                                                        $1,382,736                 $  666,635           $184,540
 --------------------------------------------------------------------------------------------------------------------
 Federated Investment      Corporate Bond               $  128,651                 $   48,744**              --
 Counseling
                           ------------------------------------------------------------------------------------------
                           Federated Value
                                                        $  146,523                 $   17,580*               --
                           ------------------------------------------------------------------------------------------
                           Utility                      $   73,542                 $   10,186*               --
 --------------------------------------------------------------------------------------------------------------------
 Putnam Investment         International Growth and
 Management, Inc.          Income                       $   81,451++                      --                 --

                           ------------------------------------------------------------------------------------------
                           Emerging Markets
                                                        $   79,549++                      --                 --
                           ------------------------------------------------------------------------------------------
                           Putnam Growth                $  618,584                        --                 --
 --------------------------------------------------------------------------------------------------------------------


* For the period 6/3/96 (commencement of operations) through 11/30/96 ** For the period 6/3/96 through 11/30/96

+ Until April 15, 1997, Provident Investment Counsel, Inc. served as Subadviser to the Putnam Growth Portfolio (formerly named the Provident Growth Portfolio) The Subadvisory fee was calculated at the following annual rates: .50% on the first $50 million of average daily net assets; .45% on the next $100 million; .35% on the next $100 million; .30% on the next $100 million; .25% over $350 million.

++    For the period 6/2/97 (commencement of operations) through 11/30/97

+++   For the period 12/1/96 through 4/14/97 (termination of operations)

      The Subadvisory Agreements (with the exception of the Putnam Growth, International Growth and Income, Real Estate and Emerging Markets Portfolios) continue in effect from year to year, so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements with respect to the Putnam Growth, International Growth and Income, Real Estate and Emerging Markets Portfolios will continue in effect for a period of two years from the date of their execution, unless terminated sooner. Such Agreements may be renewed from year to year thereafter, so long as such continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon 60 days' prior notice.


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


      The Cash Management, Corporate Bond, Aggressive Growth and Emerging Markets Portfolios had capital loss carry-forwards of $684, $273,407, $2,868,661 and $927,325, respectively, at November 30, 1997. To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2004 and 2005. The utilization of such losses will be subject to annual limitations under the Internal Revenue Code.



                                 PRICE OF SHARES


      Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of its shares separately by dividing the total value of it's net assets by the shares outstanding. The net asset value of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

      Stocks and convertible bonds and debentures traded on the NYSE are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.


      A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

      It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

      A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.

      The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust and research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Trust.

      In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the Securities and Exchange Commission (the "SEC"), permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

      Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.


      The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to affiliated broker-dealers of such Portfolios for the fiscal years ended November 30, 1997, 1996 and 1995.

                           1997 BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------------------------------
                                       AGGREGATE BROKERAGE   AMOUNT PAID TO AFFILIATED       PERCENTAGE PAID TO
             PORTFOLIO                     COMMISSIONS             BROKER-DEALERS         AFFILIATED BROKER-DEALERS
------------------------------------------------------------------------------------------------------------------------
Cash Management                                    --                      --                        --
------------------------------------------------------------------------------------------------------------------------
Global Bond                                        --                      --                        --
------------------------------------------------------------------------------------------------------------------------
Corporate Bond                                     --                      --                        --
------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                              $       90                    --                        --
------------------------------------------------------------------------------------------------------------------------
Worldwide High Income                              --                      --                        --
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                          $   73,801                    --                        --
------------------------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment Counsel          $  153,408                    --                        --
------------------------------------------------------------------------------------------------------------------------
Asset Allocation                             $  618,233                 $77,151                    12.48%
------------------------------------------------------------------------------------------------------------------------
Utility                                      $   40,772                    --                        --
------------------------------------------------------------------------------------------------------------------------
Growth-Income                                $  547,081                    --                        --
------------------------------------------------------------------------------------------------------------------------
Federated Value                              $   77,121                    --                        --
------------------------------------------------------------------------------------------------------------------------
Venture Value                                $  634,966                 $87,696                    13.81%
------------------------------------------------------------------------------------------------------------------------
Alliance Growth                              $1,020,216                    --                        --
------------------------------------------------------------------------------------------------------------------------
Growth/Phoenix Investment Counsel            $  731,747                 $ 1,220                      .17%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Putnam Growth
(formerly Provident Growth)                  $  241,968                 $   920                      .38%
------------------------------------------------------------------------------------------------------------------------
Real Estate*                                 $   53,466                    --                        --
------------------------------------------------------------------------------------------------------------------------
Global Equities                              $1,376,002                    --                        --
------------------------------------------------------------------------------------------------------------------------
International Diversified Equities           $  269,652                    --                        --
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth*                           $  251,919                    --                        --
------------------------------------------------------------------------------------------------------------------------
International Growth and Income *            $  120,957                    --                        --
------------------------------------------------------------------------------------------------------------------------
Emerging Markets*                            $   80,600                    --                        --
------------------------------------------------------------------------------------------------------------------------

* For the period June 2, 1997 (commencement of operations) through November 30, 1997.


                           1996 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------------------------------
                                             AGGREGATE        AMOUNT PAID TO     PERCENTAGE PAID
             PORTFOLIO                       BROKERAGE        AFFILIATED         TO AFFILIATED
                                             COMMISSIONS      BROKER-DEALERS     BROKER-DEALERS
-------------------------------------------------------------------------------------------------------
Cash Management                                    --               --                --
-------------------------------------------------------------------------------------------------------
Global Bond                                        --               --                --
-------------------------------------------------------------------------------------------------------
Corporate Bond                                     --               --                --
-------------------------------------------------------------------------------------------------------
High-Yield Bond                              $      753             --                --
-------------------------------------------------------------------------------------------------------
Worldwide High Income                              --               --                --
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced*                         $   10,184             --                --
-------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment Counsel          $   99,713             --                --
-------------------------------------------------------------------------------------------------------
Asset Allocation                             $  256,864          $23,078             8.98%
-------------------------------------------------------------------------------------------------------
Utility*                                     $    9,359             --                --
-------------------------------------------------------------------------------------------------------
Growth-Income                                $  469,309             --                --
-------------------------------------------------------------------------------------------------------
Federated Value*                             $   14,785             --                --
-------------------------------------------------------------------------------------------------------
Venture Value                                $  413,771          $ 3,792             0.92%
-------------------------------------------------------------------------------------------------------
Alliance Growth                              $  672,137             --                --
-------------------------------------------------------------------------------------------------------
Growth/Phoenix Investment Counsel            $  483,274             --                --
-------------------------------------------------------------------------------------------------------
Putnam Growth                                $  144,932             --                --
(formerly Provident Growth)
-------------------------------------------------------------------------------------------------------
Global Equities                              $1,022,821             --                --
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
International Diversified Equities           $  256,477             --                --
-------------------------------------------------------------------------------------------------------
Aggressive Growth*                           $   34,130             --                --
-------------------------------------------------------------------------------------------------------

*     For the period 6/3/96 (commencement of operations) through November 30,
      1996.

                           1995 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------------------------------
                                             AGGREGATE       AMOUNT PAID TO    PERCENTAGE PAID
                                             BROKERAGE       AFFILIATED        TO AFFILIATED
             PORTFOLIO                       COMMISSIONS     BROKER-DEALERS    BROKER-DEALERS
-------------------------------------------------------------------------------------------------------
Cash Management                                  --               --                --
-------------------------------------------------------------------------------------------------------
Corporate Bond*                              $    562          $   562             100%
-------------------------------------------------------------------------------------------------------
Global Bond                                      --               --                --
-------------------------------------------------------------------------------------------------------
High-Yield Bond                              $  9,100             --                --
-------------------------------------------------------------------------------------------------------
Worldwide High Income                            --               --                --
-------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment Counsel          $ 49,029             --                --
-------------------------------------------------------------------------------------------------------
Asset Allocation*                            $331,914          $35,946            10.83%
-------------------------------------------------------------------------------------------------------
Growth-Income                                $262,353             --                --
-------------------------------------------------------------------------------------------------------
Alliance Growth                              $353,849             --                --
-------------------------------------------------------------------------------------------------------
Growth/Phoenix Investment Counsel            $548,063             --                --
-------------------------------------------------------------------------------------------------------
Putnam Growth                                $118,520             --                --
(formerly Provident Growth)
-------------------------------------------------------------------------------------------------------
Venture Value                                $184,729             --                --
-------------------------------------------------------------------------------------------------------
Global Equities                              $630,010             --                --
-------------------------------------------------------------------------------------------------------
International Diversified Equities           $117,482             --                --
-------------------------------------------------------------------------------------------------------


- For the fiscal year ended November 30, 1995, the percentage of the aggregate dollar amount of the transactions involving the payment of commissions effected through affiliated brokers with respect to the Corporate Bond Portfolio and Asset Allocation Portfolio were 10.34% and 100%, respectively.


      The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

      The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

          If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

          It is possible that a Portfolio's holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which a subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

                               GENERAL INFORMATION

          CUSTODIAN - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

          INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL - Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. Price Waterhouse LLP performs an annual audit of the Trust's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the SEC. The firm of Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Corporation.

          REPORTS TO SHAREHOLDERS - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

          SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

          Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

          REGISTRATION STATEMENT - A registration statement has been filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                              FINANCIAL STATEMENTS


          Set forth following this Statement of Additional Information are the audited financial statements of the Trust with respect to the fiscal year ended November 30, 1997.

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 91.0%                         AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CERTIFICATES OF DEPOSIT -- 5.8%
                    Rabobank Nederland N. V. 6.07% due 3/26/98.............................  $ 4,000,000   $  4,000,098
                    Rabobank Nederland N. V. 6.20% due 4/09/98.............................    1,000,000      1,000,522
                    Sanwa Bank Ltd. 5.72% due 1/20/98......................................    4,000,000      4,000,149
                                                                                                           -------------
                    TOTAL CERTIFICATES OF DEPOSIT (cost $9,000,112)........................                   9,000,769
                                                                                                           -------------
                    COMMERCIAL PAPER -- 58.4%
                    Accor SA 5.61% due 1/21/98.............................................    5,000,000      4,960,263
                    Avnet, Inc. 5.70% due 2/13/98..........................................    3,000,000      2,964,911
                    Banco Credito Nacional 5.55% due 2/03/98...............................    2,000,000      1,979,804
                    Bavaria Global Corp. 5.60% due 1/15/98.................................    3,000,000      2,979,000
                    BTM Capital Corp. 5.65% due 1/26/98....................................    5,000,000      4,956,056
                    Certain Funding Corp. 5.66% due 2/12/98................................    5,000,000      4,941,295
                    Commed Fuel, Inc. 5.55% due 1/29/98....................................    5,000,000      4,953,538
                    Cooperative Association of Tractor Dealers 5.57% due 2/24/98...........    5,000,000      4,932,944
                    Cregem North America Inc. 5.55% due 1/06/98............................    4,000,000      3,977,800
                    Demir Funding Corp. 5.57% due 1/12/98..................................    3,000,000      2,980,505
                    First Data Corp. 5.55% due 2/18/98.....................................    5,000,000      4,937,678
                    Greenwich Asset Funding, Inc. 5.55% due 1/22/98........................    4,000,000      3,967,933
                    Guinness PLC 5.58% due 1/21/98.........................................    4,000,000      3,968,380
                    Merrill Lynch & Co., Inc. 5.58% due 1/08/98............................    4,000,000      3,976,440
                    Minmetals Capital & Securities, Inc. 5.59% due 12/08/97................    3,000,000      2,996,739
                    Morgan (J.P.) & Co., Inc. 5.57% due 1/30/98............................    5,000,000      4,952,750
                    Morgan Stanley Group, Inc. 5.58% due 1/08/98...........................    4,000,000      3,976,440
                    National City Corp. 5.58% due 1/26/98..................................    3,000,000      2,973,960
                    Prospectus Repeat Offering Securitization Entity (ROSE), Inc. 5.65% due
                      2/06/98..............................................................    5,000,000      4,947,051
                    Safeco Corp. 5.62% due 1/15/98.........................................    4,000,000      3,971,900
                    Transport Adora De Gas 5.62% due 1/22/98...............................    4,000,000      3,967,529
                    Tribune Co. 5.60% due 2/13/98..........................................    3,000,000      2,964,665
                    Working Capital Management Co., L.P. 5.70% due 1/23/98.................    4,000,000      3,966,433
                                                                                                           -------------
                    TOTAL COMMERCIAL PAPER (cost $91,201,451)..............................                  91,194,014
                                                                                                           -------------
                    CORPORATE SHORT-TERM NOTES -- 19.2%
                    American General Finance Corp. 7.25% due 3/01/98.......................    2,000,000      2,006,960
                    Barnett Banks, Inc. 5.84% due 12/29/97(1)..............................    3,000,000      3,006,270
                    Bear Stearns Co., Inc. 5.72% due 1/06/98(1)............................    2,500,000      2,500,000
                    Bear Stearns Co., Inc. 5.73% due 2/10/98(1)............................    3,000,000      3,000,000
                    First Interstate Bancorp 11.00% due 3/05/98............................    2,630,000      2,663,243
                    General Motors Acceptance Corp. 5.88% due 2/06/98(1)...................    4,000,000      4,004,800
                    Lehman Brothers Holdings, Inc. 5.99% due 12/02/97(1)...................    2,000,000      2,002,400
                    Nationsbank Corp. 6.63% due 1/15/98....................................    2,705,000      2,707,259
                    Norwest Corp. 5.75% due 3/15/98........................................    2,000,000      1,999,700
                    Sigma Finance Corp. 6.28% due 4/24/98..................................    4,000,000      4,003,693
                    USL Capital Corp. 5.86% due 1/06/98(1).................................    2,000,000      2,002,080
                                                                                                           -------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $29,893,381)....................                  29,896,405
                                                                                                           -------------
                    MUNICIPAL BONDS -- 7.6%
                    Illinois Student Assistance Commission 5.63% 12/03/97(1)...............    4,000,000      4,000,000
                    Illinois Student Assistance Corp. 5.63% 12/03/97(1)....................    3,000,000      3,000,000

---------------------

                                                                                             PRINCIPAL
                                      SHORT-TERM SECURITIES (continued)                       AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS (continued)
                    New Hampshire State Industrial Development Authority, Revenue 5.83% due
                      3/11/98..............................................................  $ 3,000,000   $  3,000,000
                    Texas State General Obligation 5.63% 12/03/97(1).......................    1,875,000      1,875,000
                                                                                                           -------------
                    TOTAL MUNICIPAL BONDS (cost $11,875,000)...............................                  11,875,000
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $141,969,944)........................                 141,966,188
                                                                                                           -------------
                                         REPURCHASE AGREEMENT -- 8.5%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 8.5%
                    Joint Repurchase Agreement Account (Note 3) (cost $13,341,000).........   13,341,000     13,341,000
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $155,310,944)                           99.5%                155,307,188
                    Other assets less liabilities --                                    0.5                     812,266
                                                                                     ------                -------------
                    NET ASSETS --                                                     100.0%               $156,119,454
                                                                                     ======                =============

              -----------------------------

              (1) Variable rate security; maturity date reflects next reset date; rate as of November 30, 1997.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

   SUNAMERICA SERIES TRUST
   GLOBAL BOND PORTFOLIO               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                           (DENOMINATED IN
                                       FOREIGN BONDS & NOTES -- 65.3%                      LOCAL CURRENCY)      VALUE
                    -----------------------------------------------------------------------------------------------------
                    AUSTRALIAN DOLLAR -- 0.8%
                    Commonwealth of Australia 10.00% 2006................................         800,000    $   680,638
                                                                                                             -----------
                    FRENCH FRANC -- 3.0%
                    Government of France 4.75% 2002......................................      16,000,000      2,695,712
                                                                                                             -----------
                    GERMAN MARK -- 13.9%
                    Republic of Germany 6.00% 2007.......................................      12,700,000      7,473,808
                    Republic of Germany 6.25% 2024.......................................       5,500,000      3,208,307
                    Republic of Germany 6.50% 2005.......................................       1,200,000        727,417
                    Republic of Germany 8.00% 2002.......................................       1,500,000        953,757
                                                                                                             -----------
                                                                                                              12,363,289
                                                                                                             -----------
                    ITALIAN LIRA -- 10.6%
                    Republic of Italy 6.75% 2007.........................................   4,700,000,000      2,894,991
                    Republic of Italy 9.50% 2001.........................................  10,000,000,000      6,520,757
                                                                                                             -----------
                                                                                                               9,415,748
                                                                                                             -----------
                    JAPANESE YEN -- 7.9%
                    Asian Development Bank 5.00% 2003....................................     221,000,000      2,041,165
                    Asian Development Bank 5.63% 2002....................................     320,000,000      2,971,205
                    European Investment Bank 2.13% 2007..................................      60,000,000        472,568
                    Republic of Italy 5.13% 2003.........................................     170,000,000      1,590,108
                                                                                                             -----------
                                                                                                               7,075,046
                                                                                                             -----------
                    NETHERLANDS GUILDER -- 3.4%
                    Dutch Government 8.25% 2007..........................................       5,000,000      3,019,172
                                                                                                             -----------
                    NEW ZEALAND DOLLAR -- 4.7%
                    Federal National Mortgage Association 7.00% 2000.....................       2,200,000      1,352,138
                    International Bank of Reconstruction & Development 7.00% 2000........       2,500,000      1,526,951
                    New Zealand Government 8.00% 2001....................................       2,000,000      1,273,192
                                                                                                             -----------
                                                                                                               4,152,281
                                                                                                             -----------
                    POUND STERLING -- 6.5%
                    United Kingdom Treasury 8.50% 2007...................................       3,000,000      5,749,122
                                                                                                             -----------
                    SPANISH PESETA -- 3.2%
                    Government of Spain 10.30% 2002......................................     360,000,000      2,894,172
                                                                                                             -----------
                    SWEDISH KRONA -- 4.4%
                    Kingdom of Sweden 6.00% 2005.........................................      10,000,000      1,280,800
                    Kingdom of Sweden 6.50% 2006.........................................      20,000,000      2,643,373
                                                                                                             -----------
                                                                                                               3,924,173
                                                                                                             -----------

---------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                           (DENOMINATED IN
                                      FOREIGN BONDS & NOTES (continued)                    LOCAL CURRENCY)      VALUE
                    -----------------------------------------------------------------------------------------------------
                    UNITED STATES DOLLAR -- 6.9%
                    Bayerische Landesbank Girozentrale 6.63% 2007........................  $    3,000,000    $ 3,062,568
                    International Bank of Reconstruction & Development 6.63% 2006........       3,000,000      3,103,236
                                                                                                             -----------
                                                                                                               6,165,804
                                                                                                             -----------
                    TOTAL FOREIGN BONDS & NOTES (cost $58,272,076).......................                     58,135,157
                                                                                                             -----------
                    U.S. GOVERNMENT -- 24.7%
                    -----------------------------------------------------------------------------------------------------

                    U.S. GOVERNMENT -- 24.7%
                    United States Treasury Notes 6.50% 2005..............................       1,500,000      1,554,135
                    United States Treasury Notes 6.50% 2006..............................       6,400,000      6,654,976
                    United States Treasury Notes 7.00% 2006..............................      11,300,000     12,119,250
                    United States Treasury Notes 7.88% 2004..............................       1,500,000      1,668,045
                                                                                                             -----------
                                                                                                              21,996,406
                                                                                                             -----------
                    TOTAL U.S. GOVERNMENT (cost $21,435,889).............................                     21,996,406
                                                                                                             -----------
                    TOTAL INVESTMENT SECURITIES (cost $79,707,965).......................                     80,131,563
                                                                                                             -----------
                    SHORT-TERM SECURITIES -- 3.4%
                    -----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 3.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co. 5.63%
                      due 12/01/97.......................................................       3,047,000      3,047,000
                                                                                                             -----------
                    TOTAL SHORT-TERM SECURITIES (cost $3,047,000)........................                      3,047,000
                                                                                                             -----------
                    TOTAL INVESTMENTS --
                      (cost $82,754,965)                           93.4%                                      83,178,563
                    Other assets less liabilities --                6.6                                        5,863,960
                                                                  -----                                      -----------
                    NET ASSETS --                                 100.0%                                     $89,042,523
                                                                  =====                                      ===========

                                      OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------------
                          CONTRACT                  IN             DELIVERY     GROSS UNREALIZED
                         TO DELIVER            EXCHANGE FOR          DATE         APPRECIATION

                    ----------------------------------------------------------------------------
                    *AUD       9,434,250     USD     7,000,591      12/18/97      $    554,480
                    *AUD       1,374,648     USD       953,428      12/18/97            14,177
                    *DEM       4,306,461     USD     2,497,947      01/08/98            49,758
                    *FIM       9,593,829     DEM     3,196,345      01/09/98            12,456
                    *JPY     299,313,340     DEM     4,414,000      01/22/98           144,745
                     DEM       8,328,011     USD     4,858,816      02/23/98           112,802
                     DEM         189,071     USD       110,065      02/23/98             1,974
                     FRF      40,466,000     USD     7,027,787      02/24/98           136,913
                     GBP       7,310,932     USD    12,417,618      01/26/98           104,428
                    *USD       1,145,937     GBP       687,000      01/26/98            11,120
                    *USD       6,406,177     GBP     3,840,461      01/26/98            61,990
                     ITL   1,696,135,000     USD       994,567      02/13/98            13,127
                     ITL  14,759,821,130     USD     8,765,989      02/13/98           225,464
                     JPY   1,039,421,163     USD     8,677,136      01/22/98           458,682
                     JPY     124,698,113     USD       990,985      01/22/98             5,027
                     NLG       6,174,021     USD     3,148,605      01/14/98            32,306
                     NZD       9,670,059     USD     6,014,777      12/19/97            52,862
                    *SEK      20,327,889     USD     2,689,408      12/12/97            55,189
                    *SEK       2,761,000     USD       364,214      12/12/97             6,426
                                                                                   -----------
                                                                                     2,053,926
                                                                                   -----------
                    See Notes to Financial Statements

                                                           ---------------------

                                OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ----------------------------------------------------------------------------
                          CONTRACT                  IN             DELIVERY     GROSS UNREALIZED
                         TO DELIVER            EXCHANGE FOR          DATE         DEPRECIATION
                    ----------------------------------------------------------------------------
                    *USD       3,391,756     AUD     4,664,516      12/18/97      $   (204,645)
                    *USD       3,594,157     AUD     5,115,000      12/18/97           (99,247)
                     CHF       6,128,000     DEM     7,483,209      02/27/98           (75,559)
                     DEM       7,631,620     CHF     6,128,000      02/27/98            (9,035)
                     DEM       7,387,924     SEK    31,641,000      12/12/97           (92,827)
                     IEP       1,452,000     DEM     3,701,584      01/08/98           (50,266)
                     IEP       1,252,520     DEM     3,182,278      01/08/98           (49,484)
                     IEP         195,480     DEM       496,891      01/08/98            (7,590)
                    *DEM       3,874,023     JPY   277,996,000      01/22/98            (6,076)
                     DEM       5,951,784     USD     3,387,273      02/23/98            (4,569)
                     ESP     430,336,620     USD     2,820,215      12/11/97           (66,764)
                    *USD       1,826,005     FIM     9,593,829      01/08/98           (21,260)
                    *GBP       1,534,000     USD     2,547,844      01/26/98           (35,943)
                    *USD         164,768     JPY    20,150,825      01/22/98            (5,438)
                    *USD       2,000,687     JPY   249,435,611      01/22/98           (28,459)
                    *SEK       6,518,665     USD       840,034      12/12/97            (4,697)
                                                                                    ----------
                                                                                      (761,859)
                                                                                    ----------
                             Net Unrealized Appreciation....................      $  1,292,067
                                                                                    ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

         AUD   --  Australian Dollar
         CHF   --  Swiss Franc
         DEM   --  Deutsche Mark
         ESP   --  Spanish Peseta
         FIM   --  Finnish Marke
         FRF   --  French Franc
         GBP   --  Pound Sterling
         ITL   --  Italian Lira
         IEP   --  Irish Pound
         JPY   --  Japanese Yen
         SEK   --  Swedish Krona
         NLG   --  Netherlands Guilder
         NZD   --  New Zealand Dollar
         USD   --  United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO           INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                             BONDS & NOTES -- 95.0%                             AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.5%
                    Apparel & Textiles -- 1.8%
                    Collins & Aikman Corp. 11.50% 2006......................................  $  100,000   $   113,000
                    Dyersburg Corp. 9.75% 2007*.............................................     100,000       103,500
                    GFSI Inc. 9.63% 2007*...................................................     100,000       102,250
                    Pillowtex Corp. 10.00% 2006.............................................     125,000       131,875
                    Reliance Industries Ltd. 8.25% 2027*....................................     500,000       517,450
                    Westpoint Stevens, Inc. 9.38% 2005......................................     150,000       156,750

                    Automotive -- 0.3%
                    Aftermarket Technology Corp. 12.00% 2004................................      75,000        82,313
                    Exide Corp. 10.00% 2005.................................................      50,000        52,250
                    Lear Corp. 9.50% 2006...................................................      50,000        54,500

                    Housing -- 0.2%
                    Falcon Building Products, Inc. zero coupon 2007(1)......................     100,000        65,500
                    Syratech Corp. 11.00% 2007..............................................      50,000        46,750

                    Retail -- 4.2%
                    Brylane Capital Corp. 10.00% 2003.......................................     250,000       265,000
                    Harcourt General, Inc. 7.20% 2027.......................................     750,000       749,865
                    Jitney Jungle Stores of America, Inc. 10.38% 2007*......................      50,000        51,750
                    Leslie's Poolmart, Inc. 10.38% 2004*....................................      50,000        51,625
                    Penney (J.C.) Co., Inc. 7.65% 2016......................................     500,000       537,315
                    ShopKo Stores, Inc. 9.25% 2022..........................................     750,000       887,962
                    Stater Brothers Holdings, Inc. 9.00% 2004*..............................     100,000       104,000
                                                                                                           -------------
                                                                                                             4,073,655
                                                                                                           -------------
                    CONSUMER STAPLES -- 2.9%

                    Food, Beverage & Tobacco -- 1.9%
                    Ameriserve Food Distribution, Inc. 10.13% 2007*.........................     100,000       104,000
                    Aurora Foods Inc. 9.88% 2007............................................      50,000        52,125
                    Carr Gottstein Foods Co. 12.00% 2005....................................     100,000       110,500
                    Di Giorgio Corp. 10.00% 2007............................................     100,000        99,000
                    International Home Foods, Inc. 10.38% 2006..............................     100,000       106,000
                    Philip Morris Cos, Inc. 7.75% 2027......................................     500,000       531,325
                    Ralphs Grocery Co. 10.45% 2004..........................................     150,000       168,938

                    Household Products -- 1.0%
                    NBTY, Inc. 8.63% 2007*..................................................     100,000        97,250
                    Playtex Family Products Corp. 9.00% 2003................................     100,000       101,000
                    Polymer Group, Inc. 9.00% 2007..........................................     150,000       148,125
                    Renaissance Cosmetics 11.75% 2004*......................................      50,000        45,500
                    Revlon Consumer Products Corp. 10.50% 2003..............................     100,000       105,500
                    Simmons Co. 10.75% 2006.................................................     100,000       105,250
                                                                                                           -------------
                                                                                                             1,774,513
                                                                                                           -------------
                    EDUCATION -- 0.9%

                    University -- 0.9%
                    Boston University 7.63% 2097............................................     500,000       540,675
                                                                                                           -------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    ENERGY -- 6.4%

                    Energy Services -- 2.2%
                    Coastal Corp. 9.75% 2003................................................  $  250,000   $   286,893
                    Dailey International, Inc. 9.75% 2007*..................................     100,000       104,500
                    Enersis SA 7.40% 2016...................................................     600,000       596,058
                    Pride Petroleum Services, Inc. 9.38% 2007...............................     100,000       107,000
                    Tosco Corp. 7.00% 2000..................................................     250,000       253,835
                    Energy Sources -- 4.2%
                    Abraxas Petroleum Corp. 11.50% 2004.....................................      75,000        81,000
                    Anker Coal Group, Inc. 9.75% 2007*......................................     100,000       100,750
                    Clark Oil & Refining Corp. 10.50% 2001..................................     750,000       781,875
                    Di Industries, Inc. 8.88% 2007..........................................      50,000        51,500
                    Forcenergy, Inc. 9.50% 2006.............................................      50,000        52,625
                    Husky Oil Ltd. 7.13% 2006...............................................     500,000       502,135
                    Petsec Energy, Inc. 9.50% 2007*.........................................      50,000        51,688
                    Sun Co., Inc. 9.00% 2024................................................     750,000       889,147
                    United Meridian Corp. 10.38% 2005.......................................      75,000        81,937
                    XCL Ltd. 13.50% 2004(1)(2)..............................................      50,000        60,000
                                                                                                           -------------
                                                                                                             4,000,943
                                                                                                           -------------
                    FINANCE -- 23.9%
                    Banks -- 6.1%
                    ABN Amro Holdings NV 7.30% 2026.........................................     500,000       503,580
                    African Development Bank 6.88% 2015.....................................     500,000       511,980
                    Continental Bank NA 12.50% 2001(1)......................................     300,000       353,535
                    First Nationwide Holdings, Inc. 10.63% 2003.............................     200,000       224,500
                    Firstbank Puerto Rico 7.63% 2005........................................     750,000       769,575
                    National Bank of Canada 8.13% 2004......................................     750,000       807,653
                    Security Pacific Corp. 11.50% 2000......................................     275,000       312,451
                    Signet Banking Corp. 9.63% 1999.........................................     300,000       313,800

                    Financial Services -- 14.2%
                    Allmerica Financial Corp. 7.63% 2025....................................     500,000       523,590
                    American General Corp. 9.63% 2018.......................................     500,000       525,180
                    Arvin Capital I 9.50% 2027..............................................     500,000       548,780
                    Case Equipment Loan Trust 7.30% 2002....................................      82,742        83,263
                    Chevy Chase Auto Receivables 5.80% 2002.................................      66,858        66,649
                    CNA Financial Corp. 7.25% 2023..........................................     500,000       493,620
                    ContiFinancial Corp. 8.38% 2003.........................................     100,000       103,750
                    Continental Corp. 8.25% 1999............................................     100,000       102,465
                    Continental Global Group, Inc. 11.00% 2007..............................     150,000       161,250
                    Delphi Funding L L C 9.31% 2027.........................................     800,000       888,104
                    Ford Capital BV 9.38% 2001..............................................     600,000       654,864
                    Ford Capital BV 9.50% 2001..............................................     200,000       219,674
                    General Motors Acceptance Corp. 5.63% 2001..............................     300,000       293,751
                    Green Tree Financial Corp. 10.25% 2002..................................     450,000       510,741
                    Green Tree Financial Corp. 6.50% 2002...................................     300,000       300,315
                    Hutchinson Whampoa Finance Ltd. 7.50% 2027*.............................     500,000       472,355
                    Lehman Brothers, Inc. 7.38% 2007........................................     575,000       591,664
                    Navistar Financial 6.55% 2001...........................................      77,353        77,643
                    Outsourcing Solutions, Inc. 11.00% 2006*................................      50,000        55,500
                    Premier Auto Trust 4.90% 1998...........................................      12,301        12,266
                    Premier Auto Trust 7.90% 1999...........................................       5,933         5,933
                    Reinsurance Group America, Inc. 7.25% 2006*.............................     500,000       517,955
                    Resolution Funding Corp. zero coupon 2021...............................     640,000       150,982

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Salomon, Inc. 7.20% 2004................................................  $  525,000   $   540,435
                    Susa Partnership LP 8.20% 2017..........................................     250,000       271,478
                    Swedish Export Credit Corp. 9.88% 2038..................................     500,000       524,760
                    Tanger Properties Ltd. 8.75% 2001.......................................      85,000        87,444
                    Trizec Finance Corp., Ltd. 10.88% 2005..................................      67,000        75,207

                    Insurance -- 3.6%
                    Conseco Inc. 10.50% 2004................................................     750,000       894,135
                    Life Re Capital Trust I 8.72% 2027*.....................................     500,000       536,290
                    USF&G Capital II 8.47% 2027.............................................     500,000       526,875
                    USF&G Capital III 8.31% 2046*...........................................     250,000       266,750
                                                                                                           -------------
                                                                                                            14,880,742
                                                                                                           -------------
                    HEALTHCARE -- 0.9%

                    Health Services -- 0.7%
                    Genesis Health Ventures, Inc. 9.25% 2006................................  50,000....        50,625
                    Genesis Health Ventures, Inc. 9.75% 2005................................      50,000        51,625
                    Tenet Healthcare Corp. 8.00% 2005.......................................     250,000       252,500
                    Tenet Healthcare Corp. 10.13% 2005......................................     100,000       108,500

                    Medical Products & Services -- 0.2%
                    Dade International, Inc. 11.13% 2006*...................................     100,000       111,750
                                                                                                           -------------
                                                                                                               575,000
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 7.9%
                    Business Services -- 3.0%
                    Allied Waste Industries, Inc. zero coupon 2007*.........................      50,000        34,375
                    Allied Waste North America, Inc. 10.25% 2006*...........................     100,000       109,000
                    Coinmach Corp. 11.75% 2005*.............................................      50,000        55,125
                    Glenoit Corp. 11.00% 2007*..............................................      50,000        53,625
                    Knoll, Inc. 10.88% 2006.................................................      65,000        72,150
                    National Equipment Services, Inc. 10.00% 2004*..........................      50,000        49,188
                    Roller Bearing Co. America, Inc. 9.63% 2007*............................      50,000        50,625
                    Statia Terminals International 11.75% 2003..............................      50,000        53,250
                    Tokheim Corp. 11.50% 2006...............................................      50,000        57,000
                    United Stationers Supply Co. 12.75% 2005................................      33,000        36,713
                    USA Waste Service, Inc. 7.13% 2007......................................     750,000       767,820
                    Waste Management, Inc. 8.75% 2018.......................................     500,000       537,980

                    Electrical Equipment -- 0.1%
                    Amphenol Corp. 9.88% 2007...............................................      50,000        52,625

                    Machinery -- 0.5%
                    Alvey Systems, Inc. 11.38% 2003.........................................     100,000       106,000
                    CLARK Material Handling Co. 10.75% 2006.................................     100,000       105,500
                    Neenah Corp. 11.13% 2007*...............................................      50,000        54,124
                    Werner Holdings Co., Inc. 10.00% 2007*..................................      50,000        50,875

                    Multi-Industry -- 1.1%
                    EnviroSource, Inc. 9.75% 2003...........................................      50,000        50,500
                    Four M Corp. 12.00% 2006................................................      50,000        53,250
                    News America Holdings, Inc. 10.13% 2012.................................     500,000       579,010

                    Transportation -- 3.2%
                    Allied Holdings, Inc. 8.63% 2007*.......................................      50,000        51,125
                    Ameritruck Distribution Corp. 12.25% 2005...............................     100,000       104,000
                    Chemical Leaman Corp. 10.38% 2005.......................................      50,000        51,875
                    Continental Airlines, Inc. 6.90% 2018(3)................................     500,000       503,750

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Transportation (continued)
                    Gearbulk Holdings Ltd. 11.25% 2004......................................  $  100,000   $   111,000
                    Johnstown America Industries, Inc. 11.75% 2005*.........................      50,000        54,125
                    Stena AB 8.75% 2007.....................................................      50,000        49,875
                    Stena AB 10.50% 2005....................................................     100,000       108,125
                    Transport Ocean Container Corp. 12.25% 2004.............................     850,000       993,437
                                                                                                           -------------
                                                                                                             4,956,047
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 13.1%
                    Broadcasting & Media -- 11.4%
                    Acme Television LLC zero coupon 2004*(4)................................  75,000....        55,125
                    Affiliated Newspapers Investments, Inc. zero coupon 2006(1)(4)..........     100,000        91,500
                    Bell Cablemedia PLC zero coupon 2004(4).................................      75,000        69,675
                    Cablevision Systems Corp. 9.25% 2005....................................     150,000       157,500
                    Chancellor Media Corp. 8.75% 2007*......................................      50,000        51,000
                    Chancellor Media Corp. 9.38% 2004.......................................     100,000       104,250
                    Comcast Cable Communications 8.50% 2027*................................     500,000       569,370
                    Comcast Cellular Holdings, Inc. 9.50% 2007..............................      50,000        51,750
                    Comcast Corp. 9.38% 2005................................................     100,000       106,967
                    Comcast UK Cable Partners Ltd. zero coupon 2007(4)......................     175,000       139,563
                    Continental Cablevision, Inc. 9.50% 2013................................     750,000       863,107
                    Dialog Corp. 11.00% 2007*...............................................      75,000        75,938
                    Diamond Cable PLC zero coupon 2007*(4)..................................     100,000        65,500
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(4)...............     150,000       123,750
                    Fox/Liberty Networks LLC zero coupon 2007*(4)...........................     200,000       125,500
                    Garden State Newspapers, Inc. 8.75% 2009*...............................      50,000        49,875
                    Heritage Media Corp. 8.75% 2006*........................................     100,000       106,375
                    Hollinger International Publishing, Inc. 9.25% 2007.....................      75,000        77,250
                    Katz Media Corp. 10.50% 2007............................................     100,000       110,250
                    Lenfest Communications, Inc. 8.38% 2005.................................     100,000       100,500
                    Millicom International Cellular zero coupon 2006(4).....................     100,000        73,000
                    Nextel Communications, Inc. zero coupon 2004(4).........................     125,000       107,812
                    Outdoor Systems, Inc. 8.88% 2007........................................     100,000       103,250
                    Paging Network, Inc. 10.00% 2008........................................     100,000       102,750
                    Paramount Communications, Inc. 8.25% 2022...............................     500,000       497,915
                    Rogers Cablesystems Ltd. 10.00% 2007....................................     100,000       109,000
                    Rogers Cablesystems Ltd. Class B 10.00% 2005............................      50,000        54,750
                    Sci Television, Inc. 11.00% 2005........................................     475,000       492,960
                    SFX Broadcasting, Inc. 10.75% 2006......................................      50,000        54,500
                    Sinclair Broadcast Group, Inc. 9.00% 2007*..............................      50,000        50,187
                    Sinclair Broadcast Group, Inc. 10.00% 2005..............................      50,000        52,750
                    Sullivan Braodcasting 10.25% 2005.......................................     100,000       106,750
                    Telesystem International Wireless, Inc. zero coupon 2007*(4)............     100,000        59,875
                    Telewest Communications PLC zero coupon 2007(4).........................     300,000       228,750
                    Teligent, Inc. 11.50% 2007..............................................      50,000        50,375
                    TKR Cable, Inc. 10.50% 2007.............................................     750,000       840,068
                    UIH Australia Pacific, Inc. zero coupon 2006(4).........................     100,000        65,000
                    Valassis Inserts, Inc. 9.38% 1999.......................................     750,000       769,912
                    Viacom, Inc. 8.00% 2006.................................................     200,000       198,548

                    Entertainment Products -- 0.1%
                    Cobblestone Golf Group, Inc. 11.50% 2003................................      50,000        53,750

                    Leisure & Tourism -- 1.6%
                    AMF Group, Inc., zero coupon 2006(4)....................................     122,000        92,720
                    Courtyard Marriott Ltd. 10.75% 2008.....................................      50,000        54,438
                    Livent, Inc. 9.38% 2004*................................................      50,000        49,625

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Leisure & Tourism (continued)
                    Premier Parks, Inc. 12.00% 2003.........................................  $  100,000   $   110,875
                    Six Flags Theme Parks, Inc. zero coupon 2005(4).........................     125,000       132,812
                    Southwest Airlines Co. 7.38% 2027.......................................     500,000       522,460
                                                                                                           -------------
                                                                                                             8,129,577
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 5.8%
                    Communication Equipment -- 0.1%
                    Elgin National Industries, Inc. 11.00% 2007*............................      75,000        76,500

                    Computers & Business Equipment -- 0.9%
                    Harris Corp. 10.38% 2018................................................     500,000       541,205

                    Electronics -- 1.7%
                    Advanced Micro Devices, Inc. 11.00% 2003................................      50,000        53,000
                    Decisionone Corp. 9.75% 2007*...........................................      50,000        52,250
                    Fairchild Semiconductor Corp. 10.13% 2007...............................     100,000       104,500
                    Figgie International, Inc. Delaware 9.88% 1999..........................     750,000       781,875
                    Viasystems Group, Inc. 9.75% 2007*......................................      50,000        51,625

                    Telecommunications -- 3.1%
                    American Communications Services, Inc. 13.75% 2007*.....................      50,000        57,375
                    Anixter, Inc. 8.00% 2003................................................     500,000       523,725
                    Brooks Fiber Properties, Inc. zero coupon 2006(4).......................     100,000        82,125
                    Brooks Fiber Properties, Inc. zero coupon 2006(4).......................     100,000        79,250
                    Call-Net Enterprises, Inc. zero coupon 2007(4)..........................     100,000        67,125
                    Charter Communications South East LP 11.25% 2006........................      50,000        55,500
                    Frontiervision Holdings LP zero coupon 2007*(4).........................     100,000        69,750
                    Hermes Europe Railtel BV 11.50% 2007*...................................      50,000        54,375
                    Highwaymaster Communciations 13.75% 2005*(1)............................      50,000        50,250
                    Intermedia Communications, Inc. zero coupon 2006(4).....................     100,000        77,500
                    Intermedia Communications, Inc. zero coupon 2007(4).....................      50,000        34,250
                    International CableTel, Inc. zero coupon 2006(4)........................     150,000       113,250
                    McLeod USA, Inc. zero coupon 2007(4)....................................     150,000       102,750
                    Metronet Communications Corp. 12.00% 2007(1)............................      50,000        56,875
                    PanAmSat Corp. 12.75% 2005..............................................     119,000       144,213
                    Qwest Communications International, Inc. 10.88% 2007*...................     100,000       112,500
                    RCN Corp. 11.13% 2007*(4)...............................................      50,000        28,938
                    Teleport Communications Group zero coupon 2007(4).......................     150,000       118,875
                    Vanguard Cellular Systems, Inc. 9.38% 2006..............................     100,000       103,000
                                                                                                           -------------
                                                                                                             3,592,581
                                                                                                           -------------
                    MATERIALS -- 9.8%

                    Chemicals -- 0.2%
                    Climachem, Inc. 10.75% 2007.............................................      50,000        50,250
                    ISP Holdings, Inc. 9.75% 2002...........................................      50,000        52,625

                    Forest Products -- 4.2%
                    Buckeye Cellulose Corp. 9.25% 2008......................................     125,000       131,875
                    Donohue Forest Products, Inc. 7.63% 2007................................     750,000       787,500
                    Pope & Talbot, Inc. 8.38% 2013..........................................     250,000       252,295
                    Repap Wisconsin, Inc. 9.25% 2002........................................     500,000       535,570
                    Repap Wisconsin, Inc. 9.88% 2006........................................     750,000       824,737
                    Stone Container Corp. 11.50% 2004.......................................      50,000        54,000

                    Metals & Minerals -- 5.4%
                    Acme Metals, Inc. 13.50% 2004(2)........................................      50,000        58,000
                    Barrick Gold Finance, Inc. 7.50% 2007...................................     750,000       785,513

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT        VALUE
                    ---------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    Echo Bay Mines Ltd. 11.00% 2027.........................................  $   50,000   $    38,625
                    Euramax International PLC 11.25% 2006...................................      50,000        53,875
                    GS Technologies, Inc. 12.25% 2005.......................................     100,000       111,000
                    Inco Ltd. 9.60% 2022....................................................     750,000       858,593
                    MMI Products, Inc. 11.25% 2007*.........................................      50,000        53,875
                    Placer Dome, Inc. 8.50% 2045............................................     750,000       762,187
                    Ryderson Tull, Inc. 9.13% 2006..........................................     100,000       107,000
                    Southdown, Inc. 10.00% 2006.............................................     500,000       555,000
                                                                                                           -------------
                                                                                                             6,072,520
                                                                                                           -------------
                    MUNICIPAL BONDS -- 1.2%
                    Municipal Bonds -- 1.2%
                    Atlanta & Fulton County Georgia Recreation 7.00% 2028...................     500,000       495,615
                    McKeesport Pennsylvania 7.30% 2020......................................     250,000       254,253
                                                                                                           -------------
                                                                                                               749,868
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 2.9%
                    Foreign Government -- 2.9%
                    Province of Quebec 13.25% 2014..........................................     890,000     1,030,326
                    Republic of Columbia 7.25% 2003.........................................     250,000       243,445
                    Republic of South Africa 9.63% 1999.....................................     500,000       522,825
                                                                                                           -------------
                                                                                                             1,796,596
                                                                                                           -------------
                    REAL ESTATE -- 1.6%
                    Real Estate Companies -- 0.1%
                    AEI Holdings, Inc. 10.00% 2007*.........................................      50,000        50,750

                    Real Estate Investment Trusts -- 1.5%
                    Chelsea GCA Realty, Inc. 7.75% 2001.....................................     150,000       154,556
                    Price REIT, Inc. 7.50% 2006.............................................     750,000       784,170
                                                                                                           -------------
                                                                                                               989,476
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 8.5%
                    U.S. Government & Agencies -- 8.5%
                    Federal National Mortgage Association 6.50% 2011........................   1,365,477     1,362,910
                    Federal National Mortgage Association 8.50% 2005........................     750,000       785,153
                    Government National Mortgage Association 8.00% 2026.....................   1,392,271     1,439,691
                    United States Treasury Bonds 6.00% 2026.................................   1,750,000     1,722,385
                                                                                                           -------------
                                                                                                             5,310,139
                                                                                                           -------------
                    UTILITIES -- 2.7%
                    Electric Utilities -- 2.7%
                    California Energy, Inc. 10.25% 2004(2)..................................     750,000       819,450
                    Israel Electric Corp. Ltd. 7.88% 2026*..................................     350,000       368,939
                    Tenaga Nasional Berhad 7.50% 2096*......................................     500,000       519,195
                                                                                                           -------------
                                                                                                             1,707,584
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $57,362,410)..................................                59,149,916
                                                                                                           -------------

---------------------

                    COMMON STOCK -- 0.0%                                                          SHARES         VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Nextel Communications, Inc., Class A+ (cost $2,485).....................  $      154   $     3,889
                                                                                                           -------------
                    PREFERRED STOCK -- 1.9%
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.9%
                    Broadcasting & Media -- 0.9%
                    American Radio Systems Corp. Series B 11.38%............................       1,053       124,219
                    Capstar Broadcasting Partners 12.00%....................................         500        56,875
                    Pegasus Communications Corp. 12.75%.....................................         105       117,094
                    Primedia, Inc. 9.25%*...................................................       1,250       125,937
                    SFX Broadcasting, Inc. 12.63%...........................................         500        59,250
                    Sinclair Capital 11.63%*................................................         500        55,375
                                                                                                           -------------
                                                                                                               538,750
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.1%
                    Computers & Business Equipment -- 0.1%
                    Microsoft Corp. $2.1960.................................................       1,000        88,562
                    REAL ESTATE -- 0.9%
                    Real Estate Investment Trusts -- 0.9%
                    Crown American Realty Trust 11.00%......................................       1,000        52,875
                    Highwood Properties Inc. 8.63%..........................................         500       532,875
                                                                                                           -------------
                                                                                                               585,750
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,125,654).................................                 1,213,062
                                                                                                           -------------

                    WARRANTS -- 0.0%+

                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Australis Holdings Property Ltd. 10/30/01...............................          50             0
                    Pegasus Communications Corp. 1/01/07....................................         100         1,700
                                                                                                           -------------
                                                                                                                 1,700
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.0%
                    Telecommunications -- 0.0%
                    Highwaymaster Communications, Inc. 1/01/49..............................          50            88
                                                                                                           -------------
                    TOTAL WARRANTS (cost $1,416)............................................                     1,788
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $58,491,965)..........................                60,368,655
                                                                                                           -------------

                                                           ---------------------

                                                                                               PRINCIPAL
                    SHORT-TERM SECURITIES -- 2.1%                                                 AMOUNT         VALUE
                    ---------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 0.6%
                    Arkla, Inc. 9.20% due 12/18/97..........................................  $   65,000        65,075
                    Time Warner, Inc. 7.45% due 2/1/98......................................     290,000       290,499
                                                                                                           -------------
                                                                                                               355,574
                                                                                                           -------------
                    TIME DEPOSIT -- 1.5%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      3.00% due 12/1/97.....................................................     932,000       932,000
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,286,580)...........................                 1,287,574
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $59,778,545)                  99.0%                          61,656,229
                    Other assets less liabilities --                          1.0                              615,389
                    ------                                                  -----                          ------------
                    NET ASSETS --                                           100.0%                         $62,271,618
                    ======                                                  =====                          ============

              -----------------------------

               *  Resale restricted to qualified institutional buyers
               +  Non-income producing securities
              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants
              (2) Variable rate security; rate as of November 30, 1997
              (3) Fair valued security; see Note 2
              (4) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 85.6%                            AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 7.8%
                    Apparel & Textiles -- 3.0%
                    Dominion Textile USA, Inc. 8.88% 2003.................................  $ 2,900,000   $  2,929,000
                    Dominion Textile USA, Inc. 9.25% 2006.................................    1,000,000      1,010,000
                    J Crew Operating Corp. 10.38% 2007*...................................    2,000,000      1,990,000

                    Housing -- 1.2%
                    Lifestyle Furnishings International Ltd. 10.88% 2006..................    2,000,000      2,230,000

                    Retail -- 3.6%
                    Commemorative Brands, Inc. 11.00% 2007................................    1,500,000      1,511,250
                    Electronic Retailing Systems International, Inc. zero coupon
                      2004(1).............................................................    1,500,000      1,035,000
                    Eye Care Centers of America, Inc. 12.00% 2003.........................    2,000,000      2,155,000
                    Jitney Jungle Stores of America, Inc. 12.00% 2006.....................    1,500,000      1,695,000
                    Jumbo Sports, Inc. 4.25% 2000.........................................    1,000,000        641,250
                                                                                                          ------------
                                                                                                            15,196,500
                                                                                                          ------------
                    CONSUMER STAPLES -- 4.5%
                    Food, Beverage & Tobacco -- 1.8%
                    Specialty Foods Acquisition Corp. Series B zero coupon 2005(1)........    1,500,000        628,125
                    Specialty Foods Corp. Series B 11.13% 2002............................    2,850,000      2,864,250

                    Household Products -- 2.7%
                    Drypers Corp. Series B 10.25% 2007....................................    1,000,000      1,010,000
                    French Fragrances, Inc. Series B 10.38% 2007..........................    2,250,000      2,362,500
                    Polymer Group Inc. Series B 9.00% 2007................................    2,000,000      1,975,000
                                                                                                          ------------
                                                                                                             8,839,875
                                                                                                          ------------
                    ENERGY -- 4.8%
                    Energy Services -- 0.3%
                    DeepTech International, Inc. 12.00% 2000..............................      500,000        531,250

                    Energy Sources -- 4.5%
                    Clark (R&M), Inc. 8.38% 2007*.........................................    2,250,000      2,250,000
                    ICO, Inc. Series B 10.38% 2007........................................    1,250,000      1,340,625
                    Southwest Royal Ties, Inc. 10.50% 2004*...............................    2,250,000      2,244,375
                    Statia Terms International Series B 11.75% 2003*......................    2,000,000      2,130,000
                    Transamerican Energy Corp. zero coupon 2002*(1).......................    1,000,000        815,000
                                                                                                          ------------
                                                                                                             9,311,250
                                                                                                          ------------
                    FINANCE -- 2.8%
                    Banks -- 0.7%
                    Western Financial Savings Bank 8.88% 2007.............................    1,500,000      1,436,250

                    Financial Services -- 2.1%
                    Crown Castle International Corp. 10.63% 2007*.........................      500,000        301,875
                    Dollar Financial Group, Inc. Series A 10.88% 2006.....................    2,000,000      2,140,000
                    Homeside, Inc. Series B 11.25% 2003...................................    1,299,000      1,545,810
                                                                                                          ------------
                                                                                                             5,423,935
                                                                                                          ------------
                    HEALTHCARE -- 4.9%
                    Health Services -- 4.9%
                    Abbey Healthcare Group, Inc. 9.50% 2002...............................    2,000,000      2,070,000
                    Integrated Health Services, Inc. 9.25% 2008*..........................    1,000,000        997,500

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Health Services (continued)
                    Signature Brands USA, Inc. 13.00% 2002................................  $ 1,995,000   $  2,204,475
                    Tenet Healthcare Corp. 10.13% 2005....................................    4,000,000      4,340,000
                                                                                                          ------------
                                                                                                             9,611,975
                                                                                                          ------------
                    INDUSTRIAL & COMMERCIAL -- 8.5%
                    Aerospace & Military Technology -- 2.1%
                    Interlake Corp. 12.13% 2002...........................................    2,000,000      2,090,000
                    L-3 Communications Corp. 10.38% 2007..................................    2,000,000      2,160,000

                    Business Services -- 1.6%
                    Huntsman Corp. 9.09% 1998*(5).........................................    1,500,000      1,571,250
                    W.R. Carpenter North America, Inc. 10.63% 2007*.......................    1,500,000      1,563,750

                    Multi-Industry -- 1.1%
                    Golden Ocean Group Ltd. 10.00% 2001(2)................................    2,500,000      2,150,000

                    Transportation -- 3.7%
                    Pegasus Shipping Hellas Ltd. 11.88% 2004*.............................    1,500,000      1,466,250
                    Stena AB 8.75% 2007...................................................    2,000,000      1,995,000
                    Stena AB 10.50% 2005..................................................    2,000,000      2,150,000
                    Travelcenters America, Inc. 10.25% 2007...............................    1,500,000      1,575,000
                                                                                                          ------------
                                                                                                            16,721,250
                                                                                                          ------------
                    INFORMATION & ENTERTAINMENT -- 17.2%
                    Broadcasting & Media -- 8.2%
                    Benedek Communications Corp. zero coupon 2006(1)......................    1,000,000        735,000
                    Busse Broadcasting Corp. 11.63% 2000..................................    1,000,000      1,068,750
                    Falcon Holding Group, L.P. Series B 11.00% 2003(4)....................    1,000,000      1,050,000
                    Fox Kids Worldwide, Inc. 9.25% 2007*..................................    2,000,000      1,905,000
                    Midcom Communications, Inc. 8.25% 2003(6).............................    1,000,000        160,000
                    Nextel Communications, Inc. zero coupon 2004(1).......................    2,500,000      2,156,250
                    Nextel Communications, Inc. 10.65% 2007*..............................    1,000,000        607,500
                    Peoples Choice TV Corp. zero coupon 2004(1)...........................    1,500,000        555,000
                    Peoples Choice TV Corp. zero coupon 2004(1)(2)........................    2,000,000        780,000
                    Radio One, Inc. Series B 7.00% 2004...................................    1,000,000        965,000
                    Source Media, Inc. 12.00% 2004*.......................................    1,500,000      1,481,250
                    Spanish Broadcasting Systems, Inc. 12.50% 2002........................    2,250,000      2,576,250
                    Young Broadcasting, Inc. Series B 8.75% 2007..........................    2,000,000      1,950,000

                    Cable -- 7.1%
                    Australis Holdings Property Ltd. zero coupon 2002(1)..................    1,750,000        822,483
                    Comcast UK Cable Partners Ltd. zero coupon 2007(1)....................    1,000,000        797,500
                    Diamond Cable Communications PLC zero coupon 2007(1)..................    2,000,000      1,310,000
                    Echostar DBS Corp. 12.50% 2002*.......................................    1,000,000      1,063,750
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(1).............    4,250,000      3,506,250
                    International CableTel, Inc. 7.00% 2008...............................      500,000        490,000
                    UIH Australia Pacific, Inc. Series B zero coupon 2006(1)..............    1,000,000        650,000
                    United International Holdings, Inc. zero coupon 1999..................    5,250,000      4,252,500
                    Wavetek Corp. 10.13% 2007(3)..........................................    1,000,000      1,025,000

                    Gaming -- 0.8%
                    California Hotel Finance Corp. 11.00% 2002............................    1,500,000      1,561,875

                    Leisure & Tourism -- 1.1%
                    HMH Properties, Inc. Series B 9.50% 2005..............................    2,000,000      2,105,000
                                                                                                          ------------
                                                                                                            33,574,358
                                                                                                          ------------

---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 23.8%
                    Cellular -- 8.3%
                    Cellular Communications International, Inc. zero coupon 2000..........  $ 3,000,000   $  2,355,000
                    Centennial Cellular Corp. 8.88% 2001..................................    2,000,000      2,030,000
                    Comcast Cellular Holdings, Inc. Series B 9.50% 2007...................    1,500,000      1,552,500
                    Globalstar L.P. 10.75% 2004*..........................................    1,500,000      1,458,750
                    International Wireless Communication zero coupon 2001(3)..............    1,250,000        662,500
                    Microcell Telecommunications, Inc. Series B zero coupon 2006(1).......    3,000,000      1,920,000
                    Occidente Y Caribe Celular SA Series B zero coupon 2004(1)............    2,000,000      1,519,980
                    Omnipoint Corp. Series A 11.63% 2006..................................    2,750,000      2,915,000
                    Orbcomm Global L.P. 14.00% 2004.......................................    1,750,000      1,859,375

                    Computers & Business Equipment -- 1.4%
                    Verio, Inc. 13.50% 2004(2)............................................    2,250,000      2,700,000

                    Electronics -- 3.2%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................    3,000,000      3,180,000
                    Details, Inc. 10.00% 2005*............................................    1,000,000      1,012,500
                    Hawk Corp. Series B 10.25% 2003.......................................    2,000,000      2,120,000

                    Telecommunications -- 10.9%
                    Colt Telecommunications Group PLC zero coupon 2006(1)(2)..............    2,000,000      1,540,000
                    Econophone, Inc. 13.50% 2007(2).......................................    1,000,000      1,065,000
                    GST USA, Inc. zero coupon 2005(1).....................................    2,500,000      1,815,625
                    Hermes Europe Railtel BV 11.50% 2007*.................................    1,500,000      1,631,250
                    International Logistics Ltd. 9.75% 2007*..............................    2,000,000      1,985,000
                    Ionica PLC zero coupon 2007(1)(2).....................................    5,750,000      2,350,312
                    IXC Communications, Inc. Series B 12.50% 2005.........................    2,000,000      2,280,000
                    NTL, Inc. Series B 10.00% 2007........................................    1,500,000      1,571,250
                    Poland Telecom Fin BV 14.00% 2007(2)..................................    1,000,000      1,025,000
                    RCN Corp. 10.00% 2007*................................................    1,500,000      1,500,000
                    Transtel Pass Through Trust 12.50% 2007*..............................    1,500,000      1,417,500
                    USN Communications, Inc. 14.63% 2004(2)*..............................    2,250,000      1,687,500
                    Viatel, Inc. 15.00% 2005(1)...........................................    2,000,000      1,505,000
                                                                                                          ------------
                                                                                                            46,659,042
                                                                                                          ------------
                    MATERIALS -- 8.8%
                    Chemicals -- 1.5%
                    NL Industries, Inc. 11.75% 2003.......................................    2,595,000      2,854,500

                    Forest Products -- 4.8%
                    Ainsworth Lumber Ltd. 12.50% 2007*(4).................................    1,750,000      1,763,125
                    American Pad & Paper Co. Series B 13.00% 2005.........................      650,000        763,750
                    Doman Industries Ltd. 8.75% 2004......................................    3,000,000      2,962,500
                    Florida Coast Paper Co. LLC Series B 12.75% 2003......................    2,250,000      2,407,500
                    Stone Container Corp. 11.88% 1998.....................................    1,500,000      1,567,500

                    Metals & Minerals -- 2.5%
                    Acme Metals, Inc. 12.50% 2002.........................................    1,500,000      1,650,000
                    GS Technologies Operating, Inc. 12.00% 2004...........................    1,500,000      1,650,000
                    Renco Metals, Inc. 11.50% 2003........................................    1,500,000      1,590,000
                                                                                                          ------------
                                                                                                            17,208,875
                                                                                                          ------------
                    UTILITIES -- 2.5%
                    Telephone -- 2.5%
                    BTI Telecom Corp. 10.50% 2007*........................................    1,500,000      1,503,750
                    Iridium Capital Corp., Series A 13.00% 2005...........................    1,250,000      1,293,750

                                                           ---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                 AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone (continued)
                    MGC Communications, Inc. 13.00% 2004*(2)..............................  $ 1,000,000   $    997,500
                    Primus Telecommunications Group 11.75% 2004...........................    1,000,000      1,065,000
                                                                                                          ------------
                                                                                                             4,860,000
                                                                                                          ------------
                    TOTAL BONDS & NOTES (cost $166,458,408)...............................                 167,407,060
                                                                                                          ------------

                    COMMON STOCK -- 0.0%                                                      SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Gaming -- 0.0%
                    Capital Gaming International, Inc.+ (cost $155,541)...................          103   $          1
                                                                                                          -------------


                    PREFERRED STOCK -- 9.2%
                    ---------------------------------------------------------------------------------------------------
                    FINANCE -- 1.0%
                    Financial Services -- 1.0%
                    Bankunited Capital Trust Series A 10.25%*.............................        2,000      2,065,000
                                                                                                          -------------
                    HEALTHCARE -- 1.2%
                    Health Services -- 1.2%
                    Fresenius Medical Care Capital Trust 9.00%............................        2,250      2,351,250
                                                                                                          -------------
                    INFORMATION & ENTERTAINMENT -- 3.4%
                    Broadcasting & Media -- 2.1%
                    Benedek Communications Corp. 15.00%(3)................................       11,500      1,437,500
                    Echostar Communications Corp. Series C 6.75%..........................       33,000      1,633,500
                    Echostar Communications Corp. 12.13%*.................................        1,000      1,030,000

                    Cable -- 1.3%
                    Cablevision Systems Corp. 11.125%.....................................       22,500      2,565,000
                                                                                                          -------------
                                                                                                             6,666,000
                                                                                                          -------------
                    INFORMATION TECHNOLOGY -- 2.9%
                    Telecommunications -- 2.9%
                    ICG Holdings, Inc. 14.00%.............................................        1,529      1,758,063
                    Intermedia Communications, Inc. Series B 13.50%(4)....................        1,216      1,447,040
                    Intermedia Communications, Inc. 7.00%(3)*.............................       40,000        990,000
                    IXC Communications, Inc. 12.50%*(4)...................................          250        286,250
                    NTL, Inc. Series B 13.00%.............................................        1,000      1,146,250
                                                                                                          -------------
                                                                                                             5,627,603
                                                                                                          -------------
                    MATERIALS -- 0.7%
                    Forest Products -- 0.7%
                    SDW Holdings Corp. 15.00%(3)*.........................................       37,000      1,382,875
                                                                                                          -------------
                    TOTAL PREFERRED STOCK (cost $17,262,218)..............................                  18,092,728
                                                                                                          -------------
                    WARRANTS -- 0.4%+
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.1%
                    Retail -- 0.1%
                    Electronic Retailing Systems International, Inc. 2/01/04*.............        1,500         90,000
                                                                                                          -------------
                    INDUSTRIAL & COMMERCIAL -- 0.0%
                    Multi-Industry -- 0.0%
                    Golden Ocean Group Ltd. 8/31/01.......................................        2,500             25
                                                                                                          -------------

---------------------

                    WARRANTS (continued)                                                      SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Benedek Communications Corp. 7/01/07..................................       12,500   $     18,750

                    Cable -- 0.0%
                    Australis Holdings Property Ltd. 10/30/01*............................        1,750              0
                    United International Holdings, Inc. 11/15/99(3).......................        1,750         13,125

                    Gaming -- 0.0%
                    Fitzgerald South, Inc. 3/15/99*.......................................        2,000             20
                                                                                                          -------------
                                                                                                                31,895
                                                                                                          -------------
                    INFORMATION TECHNOLOGY -- 0.3%
                    Cellular -- 0.1%
                    Cellular Communications International, Inc. 8/15/03...................        2,000             20
                    Clearnet Communications, Inc. 9/15/05.................................        3,300         19,800
                    International Wireless Communications Holdings, Inc. 8/15/01(3)*......        1,250              0
                    Microcell Telecommunications 6/15/06*.................................        8,000        108,000
                    Microcell Telecommunications 6/15/06(3)...............................        8,000              0
                    Occidente Y Caribe Celular SA 3/15/04*................................        8,000              0

                    Telecommunications -- 0.2%
                    Colt Telecommunications Group PLC 3/31/98.............................        2,000             20
                    Hyperion Telecommunications, Inc. 4/01/01*............................        3,000        179,997
                    Intermedia Communications, Inc. 6/01/00(3)*...........................        2,500        187,500
                    Ionica PLC 8/15/06....................................................        1,000        100,000
                                                                                                          -------------
                                                                                                               595,337
                                                                                                          -------------
                    UTILITIES -- 0.0%
                    Telephone -- 0.0%
                    Primus Telecommunications Group 8/01/04(3)............................        1,000         10,000
                                                                                                          -------------
                    TOTAL WARRANTS (cost $685,723)........................................                     727,257
                                                                                                          -------------
                    TOTAL INVESTMENT SECURITIES (cost $184,561,890).......................                 186,227,046
                                                                                                          -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 5.9%                                              AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 5.9%
                    Joint Repurchase Agreement Account (Note 3) (cost $11,659,000)........  $11,659,000     11,659,000
                                                                                                          -------------
                    TOTAL INVESTMENTS --
                      (cost $196,220,890)                                            101.1%                197,886,046
                    Liabilities in excess of other assets --                          (1.1)                 (2,247,040)
                                                                                    ------                -------------
                    NET ASSETS --                                                    100.0%               $195,639,006
                                                                                    ======                =============

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (3) Fair valued security; see Note 2
              (4) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash
              (5) Variable rate security; rate as of November 30, 1997
              (6) Bond in default

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                             PRINCIPAL
                                         BONDS & NOTES -- 94.1%                               AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 1.2%
                    Retail -- 1.2%
                    Kmart Corp. 7.75% 2012...........................................       $   150,000       $     144,737
                    Kmart Corp. 8.38% 2022...........................................           135,000             132,300
                    Southland Corp. 5.00% 2003.......................................         1,445,000           1,246,313
                                                                                                               ------------
                                                                                                                  1,523,350
                                                                                                               ------------
                    CONSUMER STAPLES -- 1.2%
                    Food, Beverage & Tobacco -- 0.8%
                    Ameriserve Food Distribution, Inc. 8.88% 2006*...................           300,000             300,000
                    Ameriserve Food Distribution, Inc. 10.13% 2007*..................           135,000             140,400
                    Fleming Cos., Inc. 10.50% 2004*..................................           365,000             385,075
                    Fleming Cos., Inc. 10.63% 2007*..................................           120,000             126,900

                    Household Products -- 0.4%
                    Revlon Worldwide Parent Corp. zero coupon 2001...................           685,000             474,362
                                                                                                               ------------
                                                                                                                  1,426,737
                                                                                                               ------------
                    ENERGY -- 1.0%
                    Energy Services -- 0.2%
                    EES Coke Battery, Inc. 9.38% 2007*...............................           175,000             183,591

                    Energy Sources -- 0.8%
                    Nuevo Energy Co. 9.50% 2006......................................           375,000             398,438
                    Synder Oil Corp. 8.75% 2007......................................           490,000             494,900
                    Transamerican Energy Corp. zero coupon 2002(2)*..................           175,000             142,188
                                                                                                               ------------
                                                                                                                  1,219,117
                                                                                                               ------------
                    FINANCE -- 9.3%
                    Banks -- 3.5%
                    Export Credit Bank of Turkey 9.00% 2000..........................         1,750,000           1,666,875
                    SBC Agro Finance Bank 10.25% 2000................................         2,400,000           1,968,000
                    Western Financial Savings Bank 8.88% 2007........................           735,000             703,763

                    Financial Services -- 5.8%
                    Alps Series 96-1, Class D 12.72% 2006*...........................           149,588             161,313
                    California FM Lease Trust 8.50% 2017*............................           244,664             258,120
                    Criimi Mae, Inc. 9.13% 2002......................................           300,000             300,375
                    Dillon Read Structured Finance Corp. Series 1993 Class A 6.66%
                      2010...........................................................            90,902              82,670
                    Dillon Read Structured Finance Corp. Series 1994 Class A 7.60%
                      2007...........................................................           273,484             267,361
                    Dillon Read Structured Finance Corp. Series 1994 Class A 8.38%
                      2015...........................................................           625,000             611,913
                    FMAC Loan Receivables Trust Class C 7.93% 2018*..................           147,489             130,787
                    Fox/Liberty Networks LLC 8.88% 2007..............................           160,000             159,200
                    Fox/Liberty Networks LLC zero coupon 2007........................         2,300,000           1,443,250
                    Long Beach Acceptance Auto Grantor Trust Series 1997-1 Class B
                      14.22% 2003....................................................           500,000             499,760
                    Navistar Financial Corp. 9.00% 2002..............................           105,000             108,675
                    OHA Auto Grantor Trust 11.00% 2004*..............................         1,000,000           1,001,559
                    Securitized Multiple Asset Series 1997-5 Class A1 7.72% 2005*....           543,661             544,665
                    Unexim International Finance Bank 9.88% 2000*....................         2,100,000           1,701,000
                                                                                                               ------------
                                                                                                                 11,609,286
                                                                                                               ------------

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 2.8%
                    Health Services -- 2.6%
                    Integrated Health Services, Inc. 9.50% 2007*.....................       $ 1,095,000       $   1,105,950
                    Tenet Healthcare Corp. 8.63% 2007................................           745,000             761,762
                    Vencor, Inc. 8.63% 2007*.........................................         1,395,000           1,374,075

                    Medical Products -- 0.2%
                    Kinetic Concepts, Inc. 9.63% 2007*...............................           300,000             302,250
                                                                                                               ------------
                                                                                                                  3,544,037
                                                                                                               ------------
                    INDUSTRIAL & COMMERCIAL -- 3.3%
                    Aerospace & Military Technology -- 0.3%
                    Jet Equipment Trust 11.79% 2013*.................................           300,000             399,117

                    Business Services -- 0.6%
                    Norcal Waste Systems, Inc. 13.50% 2005(1)........................           615,000             707,250

                    Electrical Equipment -- 2.4%
                    CSN Iron SA 9.13% 2007...........................................         2,100,000           1,800,750
                    Horseshoe Gaming LLC 9.38% 2007..................................         1,220,000           1,262,700
                                                                                                               ------------
                                                                                                                  4,169,817
                                                                                                               ------------
                    INFORMATION & ENTERTAINMENT -- 8.9%
                    Broadcasting & Media -- 5.5%
                    Big Flower Press Holdings, Inc. 8.88% 2007.......................           500,000             505,000
                    Grupo Televisa SA de CV zero coupon 2008(2)......................           950,000             722,000
                    Nextel Communications, Inc. zero coupon 2004(2)..................           955,000             823,688
                    Outdoor Systems Inc., 8.88% 2007.................................           750,000             774,375
                    Paramount Communications, Inc. 8.25% 2022........................         1,375,000           1,377,626
                    RCN Corp. zero coupon 2007(2)*...................................           900,000             520,875
                    Sinclair Broadcast Group, Inc. 9.00% 2007........................           840,000             844,200
                    TCI Satellite Entertainment, Inc. zero coupon 2007(2)*...........         1,250,000             787,500
                    Telesystem International Wireless, Inc. zero coupon 2007(2)*.....         1,000,000             542,500

                    Cable -- 1.1%
                    Cablevision Systems Corp. 9.88% 2006.............................           525,000             569,625
                    Rogers Cablesystems Ltd. 10.13% 2012.............................           425,000             459,000
                    Rogers Cablesystems Ltd. Series B 10.00% 2005....................           295,000             323,025

                    Gaming -- 0.9%
                    Grand Casino, Inc. 10.13% 2003...................................           680,000             722,500
                    Station Casinos, Inc. 9.75% 2007*................................           400,000             403,000

                    Leisure & Tourism -- 1.4%
                    Host Marriott Corp. Acquisition Properties, Inc. Class B 9.00%
                      2007...........................................................           555,000             571,650
                    Host Marriott Travel Plazas Class B 9.50% 2005...................           680,000             717,400
                    Huntsman Corp. 9.09% 1998(1)*....................................           440,000             460,900
                                                                                                               ------------
                                                                                                                 11,124,864
                                                                                                               ------------
                    INFORMATION TECHNOLOGY -- 10.7%
                    Cellular -- 2.0%
                    Comcast Cellular Holdings, Inc. 9.50% 2007*......................         1,035,000           1,078,988
                    Rogers Cantel, Inc. 8.30% 2007...................................         1,195,000           1,196,494
                    Rogers Communications, Inc. 8.88% 2007...........................            75,000              75,562
                    Rogers Communications, Inc. 9.13% 2006...........................            90,000              91,350

                    Electronics -- 1.0%
                    Advanced Micro Devices, Inc. 11.00% 2003.........................         1,140,000           1,225,500

                                                           ---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Telecommunications -- 7.7%
                    Brooks Fiber Properties, Inc. zero coupon 2006(2)................       $   475,000       $     390,094
                    Brooks Fiber Properties, Inc. 11.88% 2006(1)*....................           650,000             515,125
                    CIA International de Telecommunicaciones 10.38% 2004.............         5,000,000           4,250,000
                    Comcast Corp. 1.13% 2007.........................................           415,000             267,675
                    Consorcio Ecuatoriano de Telecomunicaciones 14.00% 2002..........         1,600,000           1,600,000
                    Dial Callable Communications, Inc. zero coupon 2004(2)...........           600,000             570,000
                    Hermes Europe Railtel BV 11.50% 2007.............................            90,000              97,875
                    Intermedia Communications, Inc. zero coupon 2007(2)..............           400,000             274,000
                    IXC Communications, Inc. 12.50% 2005.............................           425,000             484,500
                    Lenfest Communications, Inc. 8.38% 2005..........................           165,000             165,412
                    Qwest Communications International, Inc. 10.88% 2007.............           200,000             225,000
                    Teleport Communications Group zero coupon 2007(2)................         1,070,000             847,975
                                                                                                               ------------
                                                                                                                 13,355,550
                                                                                                               ------------
                    MATERIALS -- 2.3%
                    Chemicals -- 0.9%
                    ISP Holdings, Inc. Class B 9.00% 2003............................         1,090,000           1,130,875

                    Forest Products -- 0.2%
                    S.D. Warren Co. 12.00% 2004......................................           265,000             296,800

                    Metals & Minerals -- 1.2%
                    Acindar Industria Argentina de Aceros SA 11.66% due 1998.........         1,500,000           1,507,500
                                                                                                               ------------
                                                                                                                  2,935,175
                                                                                                               ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 46.6%
                    Foreign Government -- 46.6%
                    Brazil Credit Linked Note zero coupon 1999(2)....................         4,000,000           3,320,000
                    Federal Republic of Brazil 4.50% 2014(1).........................        11,815,850           8,861,888
                    Federal Repuplic of Brazil 10.13% 2027...........................         1,460,000           1,287,720
                    Ivory Coast Floating Rate Interest Reduction Bond 2.00%
                      2049(1)*.......................................................         2,400,000             792,000
                    Jamaica Government Bonds 9.63% 2002..............................         1,000,000             945,000
                    Jamaica Government Bonds 12.00% 1999.............................         2,000,000           2,020,000
                    Republic of Argentina 6.69% 2005(1)..............................         2,112,000           1,869,120
                    Repuplic of Argentina 9.75% 2027.................................         1,100,000           1,013,100
                    Republic of Argentina 11.75% 2007*...............................         3,500,000           3,255,000
                    Republic of Bulgaria 2.25% 2012(1)...............................         6,000,000           3,547,500
                    Republic of Bulgaria 6.69% 2011(1)...............................         5,500,000           3,867,188
                    Republic of Ecuador 6.69% 2015(3)(1).............................         4,374,240           2,706,561
                    Republic of Ecuador 6.69% 2015(1)................................         2,460,510           1,522,440
                    Republic of Panama 8.88% 2027....................................           650,000             598,000
                    Republic of Peru 3.25% 2017(1)*..................................         4,300,000           2,451,000
                    Republic of Venezuela 6.75% 2007(1)..............................         5,000,000           4,412,500
                    Republic of Venezuela 9.25% 2027(1)..............................         5,000,000           4,395,000
                    Russia Federation Ministry Finance 3.00% 2003 GDR*...............         1,200,000             747,000
                    Russia Principal Notes zero coupon 1999(3).......................         7,600,000           4,332,000
                    United Mexican States 6.25% 2019.................................         3,750,000           3,039,375
                    United Mexican States 11.38% 2016................................         3,000,000           3,390,000
                                                                                                               ------------
                                                                                                                 58,372,392
                                                                                                               ------------
                    UTILITIES -- 1.9%
                    Electric Utilities -- 1.7%
                    AES Corp. 8.50% 2007*............................................           490,000             485,101
                    Midland Cogeneration 10.33% 2002.................................           260,301             284,181
                    Midland Funding Corp. 11.75% 2005................................            40,000              47,821
                    Mosenergo Finance BV 8.38% 2002*.................................         1,550,000           1,333,000

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- 0.2%
                    Teligent, Inc. 11.50% 2007.......................................       $   250,000       $     250,000
                                                                                                               ------------
                                                                                                                  2,400,103
                                                                                                               ------------
                    LOAN AGREEMENT -- 4.9%
                    Loan Agreement -- 4.9%
                    Columbia Hercules 1991 Integrated Loan 7.00% 1997................         1,350,000           1,269,000
                    Gabon Loans 6.69% 2004...........................................         2,785,714           2,312,143
                    Ivory Coast Caisse Autonome zero coupon+.........................    DEM  1,445,000             340,048
                    Morocco Restructing & Consolidating Agreement 5.84% 1998(1)......         2,000,000           1,680,000
                    Russian Bank of Foreign Economic Affairs loan zero coupon+.......           600,000             512,400
                                                                                                               ------------
                                                                                                                  6,113,591
                                                                                                               ------------
                    TOTAL BONDS & NOTES (cost $119,967,539)..........................                           117,794,019
                                                                                                               ------------


                                          COMMON STOCK -- 0.0%                                SHARES
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Broadcasting & Media -- 0.0%
                    Nextel Communications, Inc., Class A+ (cost $35,613).............             2,207              55,727
                                                                                                               ------------
                                         PREFERRED STOCK -- 1.5%
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.5%
                    Broadcasting & Media -- 1.5%
                    Time Warner, Inc. Series M 10.25% (cost $1,874,714)..............             1,670           1,907,975
                                                                                                               ------------
                    TOTAL INVESTMENT SECURITIES (cost $121,877,866)..................                           119,757,721
                                                                                                               ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                      REPURCHASE AGREEMENT -- 6.5%                            AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 6.5%

                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.00% dated 11/28/97, to be repurchased 12/01/97 in the amount of $8,100,374 and collateralized by $8,155,000 U.S. Treasury
                      Notes 6.35% due 4/30/99 approximate aggregate value $8,266,568
                      (cost $8,097,000)..............................................       $ 8,097,000       $   8,097,000
                                                                                                             ---------------
                    TOTAL INVESTMENTS --
                      (cost $129,974,866)                                       102.1%                          127,854,721
                    Liabilities in excess of other assets --                     (2.1)                           (2,630,400)
                                                                               ------                        --------------
                    NET ASSETS --                                               100.0%                        $ 125,224,321
                                                                               ======                        ==============

              -----------------------------
               +  Non-income producing security

               *  Resale restricted to qualified institutional buyers

              (1) Variable rate security; rate as of November 30, 1997

              (2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (3) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              DEM -- Deutsche Mark               GDR -- Global Depository
              Receipt

              Allocation of investments as a percentage of net assets by country as of November 30, 1997:

                     United States............................................................    36.5%
                     Brazil...................................................................    10.8
                     Argentina................................................................     9.5
                     Venezuela................................................................     7.0
                     Russia...................................................................     6.6
                     Bulgaria.................................................................     5.9
                     Mexico...................................................................     5.7
                     Ecuador..................................................................     4.7
                     Jamaica..................................................................     2.4
                     Peru.....................................................................     2.0
                     Panama...................................................................     1.9
                     Netherlands..............................................................     1.9
                     Gabon....................................................................     1.9
                     Canada...................................................................     1.8
                     Morocco..................................................................     1.3
                     Turkey...................................................................     1.3
                     Ivory Coast..............................................................     0.9
                                                                                                 -----
                                                                                                 102.1%
                                                                                                 ======

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 67.9%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 4.0%
                    Apparel & Textiles -- 0.8%
                    Gap, Inc...............................................................        7,000    $   375,813

                    Housing -- 0.9%
                    Home Depot, Inc........................................................        7,500        419,531

                    Retail -- 2.3%
                    CVS Corp...............................................................        4,000        265,500
                    Republic Industries, Inc.+.............................................        5,000        130,312
                    Wal-Mart Stores, Inc...................................................       10,000        399,375
                    Woolworth Corp.+.......................................................       10,000        216,250
                                                                                                            -------------
                                                                                                              1,806,781
                                                                                                            -------------
                    CONSUMER STAPLES -- 2.1%
                    Food, Beverage & Tobacco -- 1.4%
                    PepsiCo, Inc...........................................................        5,000        184,375
                    Philip Morris Cos., Inc................................................       10,000        435,000

                    Household Products -- 0.7%
                    Procter & Gamble Co....................................................        4,000        305,250
                                                                                                            -------------
                                                                                                                924,625
                                                                                                            -------------
                    ENERGY -- 6.3%
                    Energy Services -- 2.1%
                    ENSCO International, Inc...............................................        6,000        214,500
                    Halliburton Co.........................................................        6,000        323,625
                    Schlumberger Ltd.......................................................        5,000        411,563

                    Energy Sources -- 4.2%
                    Baker Hughes, Inc......................................................        6,000        251,250
                    Chevron Corp...........................................................        5,000        400,937
                    Mobil Corp.............................................................        4,000        287,750
                    Noble Affiliates, Inc..................................................        5,000        185,625
                    Royal Dutch Petroleum Co. ADR..........................................        4,000        210,750
                    Seagull Energy Corp.+..................................................       10,000        228,125
                    Texaco, Inc............................................................        5,000        282,500
                                                                                                            -------------
                                                                                                              2,796,625
                                                                                                            -------------
                    FINANCE -- 20.3%
                    Banks -- 10.4%
                    Ahmanson (H.F.) & Co...................................................        5,000        297,500
                    Banc One Corp..........................................................        5,000        256,875
                    BankAmerica Corp.......................................................        5,000        365,000
                    BankBoston Corp........................................................        5,000        445,625
                    Barnett Banks, Inc.....................................................        3,500        246,312
                    Chase Manhattan Corp...................................................        4,000        434,500
                    Citicorp...............................................................        2,000        239,875
                    First Union Corp.......................................................        6,000        292,500
                    Fleet Financial Group, Inc.............................................        3,000        198,187
                    Hibernia Corp., Class A................................................       20,000        362,500
                    Mellon Bank Corp.......................................................        3,000        170,063
                    Summit Bancorp.........................................................       15,000        699,375
                    Wells Fargo & Co.......................................................        2,000        614,500

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 7.6%
                    American Express Co....................................................        7,000    $   552,125
                    Beneficial Corp........................................................        3,000        232,875
                    C.I.T Group, Inc. Class A..............................................        7,000        212,625
                    Donaldson, Lufkin & Jenrette, Inc......................................        4,000        291,500
                    Household International, Inc...........................................        2,000        252,000
                    Lehman Brothers Holdings, Inc..........................................        5,000        252,813
                    Morgan Stanley, Dean Witter, Discover & Co.............................        5,000        271,563
                    Providian Financial Corp...............................................        7,000        308,437
                    ReliaStar Financial Corp...............................................        9,300        344,100
                    Transamerica Corp......................................................        2,000        217,125
                    Travelers Group, Inc...................................................        9,000        454,500

                    Insurance -- 2.3%
                    Allstate Corp..........................................................        5,000        429,375
                    Conseco, Inc...........................................................        8,000        372,500
                    St. Paul Co., Inc......................................................        3,000        240,000
                                                                                                            -------------
                                                                                                              9,054,350
                                                                                                            -------------
                    HEALTHCARE -- 10.0%
                    Drugs -- 7.9%
                    Amgen, Inc.+...........................................................        4,000        204,500
                    Biogen, Inc.+..........................................................        3,000        105,000
                    Bristol-Myers Squibb Co................................................        5,000        468,125
                    IDEC Pharmaceuticals Corp.+............................................       19,500        681,281
                    Lilly (Eli) & Co.......................................................        6,000        378,375
                    Merck & Co., Inc.......................................................        4,000        378,250
                    Pfizer, Inc............................................................        7,000        509,250
                    Schering-Plough Corp...................................................        6,000        376,125
                    Warner-Lambert Co......................................................        3,000        419,625

                    Health Services -- 0.2%
                    Chiron Corp.+..........................................................        6,000        109,125

                    Medical Products -- 1.9%
                    Johnson & Johnson......................................................        5,000        314,687
                    Neurex Corp.+..........................................................       10,000        156,250
                    Novartis AG ADR........................................................        3,000        239,674
                    US Surgical Corp.......................................................        5,000        131,875
                                                                                                            -------------
                                                                                                              4,472,142
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 4.1%
                    Aerospace & Military Technology -- 1.5%
                    AlliedSignal, Inc......................................................        3,000        111,375
                    Boeing Co..............................................................        6,000        318,750
                    United Technologies Corp...............................................        3,400        254,787

                    Electrical Equipment -- 1.9%
                    General Electric Co....................................................        6,000        442,500
                    Westinghouse Electric Corp.............................................       13,000        390,000

                    Machinery -- 0.3%
                    Deere & Co.............................................................        2,000        109,625

                    Transportation -- 0.4%
                    Burlington Northern Santa Fe...........................................        2,000        183,000
                                                                                                            -------------
                                                                                                              1,810,037
                                                                                                            -------------

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 2.4%
                    Broadcasting & Media -- 1.0%
                    AirTouch Communications, Inc.+.........................................        8,000    $   314,000
                    Teligent, Inc..........................................................        5,000        128,125

                    Leisure & Tourism -- 1.4%
                    Carnival Corp., Class A................................................        5,000        270,313
                    HFS, Inc.+.............................................................        5,000        343,125
                                                                                                            -------------
                                                                                                              1,055,563
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 10.9%
                    Communication Equipment -- 2.3%
                    Nokia Corp., Class A ADR...............................................        3,000        249,375
                    Northern Telecom Ltd...................................................        5,000        449,062
                    Tellabs, Inc.+.........................................................        6,000        312,000

                    Computers & Business Equipment -- 2.5%
                    Compaq Computer Corp...................................................        3,000        187,313
                    Dell Computer Corp.+...................................................        3,000        252,562
                    Hewlett-Packard Co.....................................................        4,000        244,250
                    International Business Machines Corp...................................        4,000        438,250

                    Electronics -- 2.5%
                    Intel Corp.............................................................        5,000        388,125
                    Motorola, Inc..........................................................        7,000        440,125
                    Texas Instruments, Inc.................................................        6,000        295,500

                    Software -- 1.2%
                    Cisco Systems, Inc.+...................................................        3,000        258,750
                    Microsoft Corp.+.......................................................        2,000        283,000

                    Telecommunications -- 2.4%
                    Lucent Technologies, Inc...............................................       10,000        801,250
                    Teleport Communications Group Inc., Class A+...........................        5,000        245,000
                                                                                                            -------------
                                                                                                              4,844,562
                                                                                                            -------------
                    MATERIALS -- 1.9%
                    Chemicals -- 0.7%
                    du Pont (E.I.) de Nemours & Co.........................................        5,000        302,813

                    Forest Products -- 0.9%
                    Champion International Corp............................................        8,000        428,500

                    Metals & Minerals -- 0.3%
                    Aluminum Co. of America................................................        2,000        134,500
                                                                                                            -------------
                                                                                                                865,813
                                                                                                            -------------
                    REAL ESTATE -- 0.7%
                    Real Estate Companies -- 0.3%
                    Security Capital Group, Inc., Class B+.................................        5,000        160,625

                    Real Estate Investment Trusts -- 0.4%
                    Equity Office Properties Trust.........................................        5,000        162,188
                                                                                                            -------------
                                                                                                                322,813
                                                                                                            -------------
                    UTILITIES -- 5.2%
                    Electric Utilities -- 0.5%
                    CalEnergy Co., Inc.+...................................................        7,000        232,750

                    Gas & Pipeline Utilities -- 1.0%
                    Enron Corp.............................................................       10,000        387,500
                    TransCoastal Marine Services, Inc.+....................................        2,000         39,000

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- 3.7%
                    AT&T Corp..............................................................       22,000    $ 1,229,250
                    Bell Atlantic Corp.....................................................        5,000        446,250
                                                                                                            -----------
                                                                                                              2,334,750
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $27,039,307)..................................                  30,288,061
                                                                                                            -----------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 26.6%                              AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.7%
                    Automotive -- 1.7%
                    Chrysler Corp. 7.45% 2027..............................................   $  750,000        792,578
                                                                                                            -----------
                    FINANCE -- 2.3%
                    Financial Services -- 2.3%
                    Morgan Stanley Group, Inc. 6.88% 2007..................................    1,000,000      1,015,970
                                                                                                            -----------
                    INFORMATION TECHNOLOGY -- 2.2%
                    Electronics -- 2.2%
                    Texas Instruments, Inc. 6.13% 2006.....................................    1,000,000        972,930
                                                                                                            -----------
                    U.S. GOVERNMENT -- 20.4%
                    U.S. Treasury Bonds & Notes -- 20.4%
                    United States Treasury Bonds 6.63% 2027................................    1,150,000      1,231,396
                    United States Treasury Notes 6.00% 2000................................    1,000,000      1,004,690
                    United States Treasury Notes 6.13% 2007................................    3,500,000      3,567,270
                    United States Treasury Notes 6.25% 2002................................    2,250,000      2,283,750
                    United States Treasury Notes 6.38% 2000................................    1,000,000      1,012,810
                                                                                                            -----------
                                                                                                              9,099,916
                                                                                                            -----------
                    TOTAL BONDS & NOTES (cost $11,565,014).................................                  11,881,394
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $38,604,321).........................                  42,169,455
                                                                                                            -----------

                                                        REPURCHASE AGREEMENT -- 5.3%
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 5.3%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $2,364,000)....................................................    2,364,000      2,364,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $40,968,321)                                              99.8%                  44,533,455
                    Other assets less liabilities --                                   0.2                       87,701
                                                                                     -----                  -----------
                    NET ASSETS --                                                    100.0%                 $44,621,156
                                                                                     =====                  ===========

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 56.2%                             SHARES           VALUE

                    ----------------------------------------------------------------------------------------------------


                    CONSUMER DISCRETIONARY -- 4.6%
                    Housing -- 0.9%
                    Home Depot, Inc......................................................        14,900    $    833,469

                    Retail -- 3.7%
                    Borders Group, Inc.+.................................................        13,100         374,169
                    CVS Corp.............................................................        15,200       1,008,900
                    Rite Aid Corp........................................................        15,900       1,045,425
                    Safeway, Inc.+.......................................................        19,300       1,172,475
                                                                                                            -----------
                                                                                                              4,434,438
                                                                                                            -----------
                    CONSUMER STAPLES -- 3.9%
                    Food, Beverage & Tobacco -- 1.5%
                    Philip Morris Cos., Inc..............................................        33,800       1,470,300

                    Household Products -- 2.4%
                    Colgate-Palmolive Co.................................................         8,700         581,269
                    Gillette Co..........................................................        12,400       1,144,675
                    Sunbeam Corp.........................................................        12,200         537,562
                                                                                                            -----------
                                                                                                              3,733,806
                                                                                                            -----------
                    ENERGY -- 7.2%
                    Energy Services -- 4.9%
                    BJ Services Co.+.....................................................         6,600         473,962
                    Cooper Cameron Corp.+................................................         3,700         225,469
                    Diamond Offshore Drilling, Inc.......................................         8,900         443,888
                    Halliburton Co.......................................................        16,500         889,969
                    Nabors Industries, Inc.+.............................................         9,300         326,081
                    Noble Drilling Corp.+................................................         7,800         234,488
                    Rowan Cos., Inc.+....................................................         7,000         238,000
                    Santa Fe International Corp.+........................................         7,500         314,531
                    Schlumberger Ltd.....................................................        12,500       1,028,906
                    Transocean Offshore, Inc.............................................        10,100         479,119

                    Energy Sources -- 2.3%
                    Elf Aquitaine SA ADR.................................................        13,400         767,150
                    Tosco Corp...........................................................        26,700         869,419
                    YPF Sociedad Anonima, Class D ADR....................................        16,900         567,206
                                                                                                            -----------
                                                                                                              6,858,188
                                                                                                            -----------
                    FINANCE -- 9.9%
                    Banks -- 4.8%
                    AmSouth Bancorp......................................................         3,400         177,013
                    Banco Rio de La Plata SA, Class B ADR+...............................        18,000         226,125
                    BankAmerica Corp.....................................................         9,600         700,800
                    BankBoston Corp......................................................         9,700         864,512
                    Citicorp.............................................................         3,600         431,775
                    Fleet Financial Group, Inc...........................................           600          39,638
                    Mellon Bank Corp.....................................................        20,000       1,133,750
                    NationsBank Corp.....................................................        17,400       1,045,087

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 3.7%
                    American Express Co..................................................         2,500    $    197,188
                    Compass Bancshares, Inc..............................................         2,500         100,000
                    Franklin Resources, Inc..............................................         1,100          98,863
                    Merrill Lynch & Co., Inc.............................................        13,000         912,437
                    Price (T. Rowe) Associates, Inc......................................         8,150         529,750
                    Travelers Group, Inc.................................................        21,750       1,098,375
                    Washington Mutual Inc................................................         8,400         580,650

                    Insurance -- 1.4%
                    Allstate Corp........................................................        12,000       1,030,500
                    Hartford Financial Services Group, Inc...............................         3,600         301,500
                                                                                                            -----------
                                                                                                              9,467,963
                                                                                                            -----------
                    HEALTHCARE -- 9.3%
                    Drugs -- 6.7%
                    Bristol-Myers Squibb Co..............................................         9,400         880,075
                    Cardinal Health, Inc.................................................        11,300         855,975
                    Elan Corp. PLC ADR+..................................................         5,700         300,675
                    Lilly (Eli) & Co.....................................................        12,700         800,894
                    Pfizer, Inc..........................................................        27,000       1,964,250
                    Warner-Lambert Co....................................................         8,100       1,132,987
                    Watson Pharmaceuticals, Inc.+........................................        16,900         502,775

                    Health Services -- 0.6%
                    HEALTHSOUTH Corp.+...................................................        21,400         561,750

                    Medical Products -- 2.0%
                    Centocor, Inc.+......................................................         9,600         417,600
                    Guidant Corp.........................................................        14,300         918,775
                    Medtronic, Inc.......................................................        12,600         601,650
                                                                                                            -----------
                                                                                                              8,937,406
                                                                                                            -----------
                    INDUSTRIAL & COMMERCIAL -- 3.2%
                    Electrical Equipment -- 1.2%
                    General Electric Co..................................................        16,300       1,202,125

                    Machinery -- 0.6%
                    Deere & Co...........................................................        10,400         570,050

                    Multi-Industry -- 1.2%
                    Tyco International Ltd...............................................        29,000       1,138,250

                    Transportation -- 0.2%
                    Federal Express Corp.+...............................................         2,700         181,069
                                                                                                            -----------
                                                                                                              3,091,494
                                                                                                            -----------
                    INFORMATION & ENTERTAINMENT -- 2.6%
                    Broadcasting & Media -- 2.6%
                    AirTouch Communications, Inc.+.......................................        35,600       1,397,300
                    Chancellor Media Corp.+..............................................         3,700         222,231
                    Liberty Media Group Corp. Class A+...................................        24,900         840,375
                                                                                                            -----------
                                                                                                              2,459,906
                                                                                                            -----------
                    INFORMATION TECHNOLOGY -- 13.7%
                    Communication Equipment -- 0.8%
                    CIENA Corp.+.........................................................        14,900         804,600

                    Computers & Business Equipment -- 4.7%
                    EMC Corp.+...........................................................        28,800         873,000
                    International Business Machines Corp.................................        28,000       3,067,750
                    Staples, Inc.+.......................................................        21,300         600,394

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 4.3%
                    Adaptec, Inc.+.......................................................        16,900    $    836,550
                    Linear Technology Corp...............................................         4,200         270,375
                    National Semiconductor Corp.+........................................        23,500         778,437
                    Philips Electronics NV ADR...........................................        24,200       1,621,400
                    Texas Instruments, Inc...............................................        12,000         591,000

                    Software -- 3.2%
                    BMC Software, Inc.+..................................................         9,000         583,875
                    Cisco Systems, Inc.+.................................................         8,500         733,125
                    Compuware Corp.+.....................................................        17,700         618,394
                    HBO & Co.+...........................................................        19,100         857,112
                    J.D. Edwards & Co.+..................................................         2,000          68,500
                    Yahoo!, Inc.+........................................................         3,100         158,488

                    Telecommunications -- 0.7%
                    Lucent Technologies, Inc.............................................         8,100         649,012
                                                                                                            -----------
                                                                                                             13,112,012
                                                                                                            -----------
                    MATERIALS -- 0.3%
                    Chemicals -- 0.3%
                    Solutia, Inc.........................................................        12,500         285,156
                                                                                                            -----------
                    UTILITIES -- 1.5%
                    Telephone -- 1.5%
                    AT&T Corp............................................................        25,900       1,447,163
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $49,744,386)................................                    53,827,532
                                                                                                            -----------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 32.7%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 4.4%
                    Financial Services -- 4.4%
                    Aesop Funding II LLC 6.40% 2003*.....................................   $   600,000         600,096
                    CS First Boston Mortgage Securities Corp. 7.18% 2027(1)..............       300,000         303,000
                    DLJ Mortgage Acceptance Corp. 7.58% 2028*............................       100,000         106,063
                    Federal National Mortgage Association Remic Trust 6.85% 2020.........       700,000         711,375
                    First Union-Lehman Brothers Commercial Mortgage Trust 7.43% 2029.....       140,000         146,650
                    Fleetwood Credit Grantor Trust 6.90% 2012............................        74,058          74,834
                    GE Capital Mortgage Services, Inc. 7.25% 2026........................       296,041         300,166
                    Green Tree Financial Corp. 7.40% 2027................................       125,000         128,926
                    Green Tree Financial Corp. 7.60% 2027................................       125,000         129,668
                    Nationslink Funding Corp. 7.69% 2005.................................       250,000         264,102
                    Residential Asset Securitization Trust 8.00% 2026....................       205,594         212,179
                    Residential Funding Mortgage Securities 6.75% 2011...................       279,930         282,336
                    Residential Funding Mortgage Securities 7.10% 2026...................       200,000         202,622
                    Residential Funding Mortgage Securities 7.25% 2026...................       295,391         297,976
                    Structured Asset Securities Corp. 6.95% 2007.........................       140,000         142,625
                    Structured Asset Securities Corp. 7.00% 2026.........................       300,000         300,562
                                                                                                            -----------
                                                                                                              4,203,180
                                                                                                            -----------
                    INDUSTRIAL & COMMERCIAL -- 0.4%
                    Electrical Equipment -- 0.4%
                    Capital Equipment Resolution 6.45% 2002..............................       360,000         358,987
                                                                                                            -----------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.4%
                    Forest Products -- 0.4%
                    Buckeye Cellulose Corp. 8.50% 2005...................................   $   300,000    $    304,500
                    Buckeye Cellulose Corp. 9.25% 2008...................................       100,000         105,500
                                                                                                            -----------
                                                                                                                410,000
                                                                                                            -----------
                    MUNICIPAL BONDS -- 2.6%
                    Municipal Bonds -- 2.6%
                    California State Department Water Resources 5.00% 2029...............       190,000         182,390
                    Florida State Department of Transportation 5.00% 2027................       230,000         219,740
                    Houston Texas Water & Sewer Systems Revenue 5.00% 2025...............       290,000         277,785
                    Kern County California Pension Obligation 7.26% 2014.................       220,000         231,563
                    Long Beach California Pension Obligation 6.87% 2006..................        30,000          31,093
                    Massachusetts State Water Resources Authority 5.00% 2024.............       230,000         220,506
                    Miami Beach Florida Special Obligation 8.60% 2021....................       430,000         473,714
                    Newport News 7.05% 2025..............................................       250,000         251,407
                    Orange County California Pension Obligation 7.62% 2008...............       160,000         172,791
                    San Bernardino County California Financing Authority 6.87% 2008......        15,000          15,491
                    San Bernardino County California Financing Authority 6.94% 2009......        35,000          36,329
                    University Miami Florida Exchange Revenue 7.65% 2020.................        80,000          82,907
                    Ventura County California Pension 6.54% 2005.........................        30,000          30,127
                    Washington State General Obligation Series 1997E 5.00% 2022..........       290,000         279,261
                                                                                                            -----------
                                                                                                              2,505,104
                                                                                                            -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.6%
                    Foreign Government -- 1.6%
                    Columbia Republic 7.63% 2007.........................................       300,000         281,042
                    Compania Sud Americana de Vapores SA 7.38% 2003......................        50,000          48,300
                    Federative Republic of Brazil 5.25% 2024(2)..........................       300,000         207,000
                    Federative Republic of Brazil 6.69% 2024(2)..........................       170,000         133,875
                    Republic of Argentina 5.50% 2023(2)..................................       475,000         337,250
                    Republic of Argentina 6.88% 2023(2)..................................       175,000         142,187
                    United Mexican States 6.25% 2019.....................................       225,000         179,016
                    United Mexican States 6.62% 2019.....................................       250,000         226,550
                                                                                                            -----------
                                                                                                              1,555,220
                                                                                                            -----------
                    U.S. GOVERNMENT AND AGENCIES -- 23.3%
                    U.S. Government & Agencies -- 23.3%
                    Government National Mortgage Association 6.50% 2023..................       251,489         248,190
                    Government National Mortgage Association 6.50% 2026..................       317,404         312,344
                    Government National Mortgage Association 6.50% 2026..................     3,243,779       3,192,073
                    United States Treasury Bonds 6.00% 2026..............................       210,000         206,686
                    United States Treasury Bonds 6.38% 2027..............................     2,045,000       2,126,473
                    United States Treasury Notes 5.75% 2000..............................       350,000         349,342
                    United States Treasury Notes 5.75% 2002..............................     4,860,000       4,844,059
                    United States Treasury Notes 6.00% 2000..............................     3,500,000       3,516,415
                    United States Treasury Notes 6.50% 2005..............................     1,450,000       1,501,881
                    United States Treasury Notes 6.50% 2006..............................     3,895,000       4,050,177
                    United States Treasury Notes 6.75% 2000..............................     1,200,000       1,224,936
                    United States Treasury Notes 6.88% 2000..............................       450,000         460,264
                    United States Treasury Notes 7.50% 2005..............................       200,000         218,532
                                                                                                            -----------
                                                                                                             22,251,372
                                                                                                            -----------
                    TOTAL BONDS & NOTES (cost $30,789,546)...............................                    31,283,863
                                                                                                            -----------

---------------------


                                                                                            PRINCIPAL
                                               RIGHTS -- 0.0%+                                AMOUNT             VALUE
                    ----------------------------------------------------------------------------------------------------


                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                    Foreign Government -- 0.0%
                    United Mexican States 6/30/03 (cost $0)..............................   $ 1,070,000    $          0
                                                                                                           -------------

                                              WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                    Foreign Government -- 0.0%
                    Republic of Venezuela 4/15/20........................................           535                0
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $80,533,932).......................                     85,111,395
                                                                                                           -------------

                                       SHORT-TERM SECURITIES -- 16.0%
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 13.5%
                    AT&T Corp., 5.47% due 12/1/97........................................     2,805,000       2,805,000
                    du Pont (E.I.) de Nemours & Co. 5.54% due 12/10/97...................       660,000         659,086
                    Enterprise Capital Funding Corp. 5.65% due 2/17/98...................       477,000         471,130
                    General Reinsurance Corp. 5.57% due 12/17/97.........................       844,000         841,911
                    Heinz (H.J.) Co. 5.52% due 12/11/97..................................       670,000         668,973
                    International Lease Finance Corp. 5.52% due 12/2/97..................     2,145,000       2,144,671
                    International Lease Finance Corp. 5.74% due 12/2/97..................       580,000         579,907
                    Koch Industries 5.53% due 12/1/97....................................       755,000         755,000
                    Sara Lee Corp. 5.54% due 12/11/97....................................     4,000,000       3,993,844
                                                                                                           -------------
                                                                                                             12,919,522
                                                                                                           -------------
                    FEDERAL AGENCY OBLIGATIONS -- 2.5%
                    Federal Home Loan Bank Consolidated Discount Note 5.60% due
                      12/1/97............................................................     2,400,000       2,400,000
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $15,319,553).......................                    15,319,522
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $95,853,485)                                           104.9%                   100,430,917
                    Liabilities in excess of other assets --                        (4.9)                    (4,709,881)
                                                                                   ------                  -------------
                    NET ASSETS --                                                  100.0%                  $ 95,721,036
                                                                                   ======                  ==============

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1997

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO         INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                           COMMON STOCK -- 59.1%                             SHARES            VALUE

                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 7.3%
                    Apparel & Textiles -- 1.4%
                    Fruit of The Loom, Inc.+............................................       314,000     $  7,320,125

                    Automotive -- 3.3%
                    Ford Motor Co. .....................................................       207,000        8,901,000
                    Goodyear Tire & Rubber Co. .........................................       137,100        8,320,256

                    Housing -- 1.6%
                    Centex Corp. .......................................................        78,300        4,962,262
                    Lennar Corp. .......................................................       161,800        3,377,575

                    Retail -- 1.0%
                    Fleming Cos., Inc. .................................................       254,200        4,226,075
                    Sears, Roebuck & Co. ...............................................        28,200        1,291,913
                                                                                                           ------------
                                                                                                             38,399,206
                                                                                                           ------------
                    CONSUMER STAPLES -- 3.4%
                    Food, Beverage & Tobacco -- 1.9%
                    SUPERVALU, Inc. ....................................................       168,800        6,635,950
                    UST, Inc. ..........................................................       100,200        3,093,675

                    Household Products -- 1.5%
                    Sunbeam Corp. ......................................................       183,900        8,103,094
                                                                                                           ------------
                                                                                                             17,832,719
                                                                                                           ------------
                    ENERGY -- 3.1%
                    Energy Services -- 3.1%
                    Texaco, Inc. .......................................................        75,200        4,248,800
                    Tosco Corp. ........................................................       370,700       12,070,919
                                                                                                           ------------
                                                                                                             16,319,719
                                                                                                           ------------
                    FINANCE -- 15.1%
                    Banks -- 5.7%
                    Chase Manhattan Corp. ..............................................        71,200        7,734,100
                    Fleet Financial Group, Inc. ........................................       128,600        8,495,638
                    Republic New York Corp. ............................................        59,200        6,438,000
                    Wells Fargo & Co. ..................................................        23,700        7,281,825

                    Financial Services -- 2.9%
                    Capital One Financial Corp. ........................................        81,600        3,697,500
                    CNA Financial Corp.+................................................         5,700          698,250
                    Morgan Stanley, Dean Witter, Discover & Co. ........................       196,300       10,661,544

                    Insurance -- 6.5%
                    Aetna, Inc. ........................................................       144,300       10,876,612
                    CIGNA Corp. ........................................................        79,600       13,313,100
                    Loews Corp. ........................................................        73,800        7,832,025
                    USF & G Corp. ......................................................       123,600        2,495,175
                                                                                                           ------------
                                                                                                             79,523,769
                                                                                                           ------------
                    HEALTHCARE -- 3.5%
                    Health Services -- 3.5%
                    Foundation Health Systems, Inc.+....................................       233,000        6,538,562
                    Tenet Healthcare Corp.+.............................................       375,700       11,904,994
                                                                                                           ------------
                                                                                                             18,443,556
                                                                                                           ------------

---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 7.2%
                    Aerospace & Military Technology -- 5.1%
                    Boeing Co. .........................................................        95,550     $  5,076,094
                    Lear Corp.+.........................................................       216,700       10,144,269
                    Lockheed Martin Corp................................................       118,500       11,561,156

                    Transportation -- 2.1%
                    AMR Corp.+..........................................................        50,400        6,107,850
                    CNF Transportation, Inc.............................................       114,600        4,985,100
                                                                                                           ------------
                                                                                                             37,874,469
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 2.9%
                    Leisure & Tourism -- 2.9%
                    Circus Circus Enterprises, Inc.+....................................       178,000        3,671,250
                    Continental Airlines, Inc., Class B+................................       182,700        8,324,269
                    Royal Caribbean Cruises Ltd. .......................................        76,000        3,648,000
                                                                                                           ------------
                                                                                                             15,643,519
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 6.2%
                    Communication Equipment -- 1.3%
                    Bay Networks, Inc.+.................................................       223,600        6,721,975

                    Computers & Business Equipment -- 2.8%
                    Quantum Corp.+......................................................       563,300       14,997,862

                    Electronics -- 2.1%
                    Avnet, Inc. ........................................................       163,100       10,805,375
                                                                                                           ------------
                                                                                                             32,525,212
                                                                                                           ------------
                    MATERIALS -- 6.5%
                    Chemicals -- 1.8%
                    Union Carbide Corp. ................................................       218,100        9,623,663

                    Forest Products -- 2.6%
                    Georgia-Pacific Corp. ..............................................       102,900        8,785,087
                    Stone Container Corp. ..............................................       371,800        4,647,500

                    Metals & Minerals -- 2.1%
                    AK Steel Holding Corp. .............................................       317,400        6,248,812
                    Ispat International NV+.............................................       221,600        5,055,250
                                                                                                           ------------
                                                                                                             34,360,312
                                                                                                           ------------
                    REAL ESTATE -- 0.7%
                    Real Estate Companies -- 0.7%
                    LNR Property Corp. .................................................       161,800        3,761,850
                                                                                                           ------------
                    UTILITIES -- 3.2%
                    Electric Utilities -- 3.2%
                    Northeast Utilities+................................................       338,800        4,383,225
                    Unicom Corp. .......................................................       423,300       12,328,613
                                                                                                           ------------
                                                                                                             16,711,838
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $263,725,553)..............................                    311,396,169
                                                                                                           ------------

                                                           ---------------------

                                          PREFERRED STOCK -- 0.3%                            SHARES            VALUE
                    ----------------------------------------------------------------------------------------------------

                    INFORMATION & ENTERTAINMENT -- 0.3%
                    Broadcasting & Media -- 0.1%
                    Time Warner, Inc. Series M 10.25%(1)................................           277     $    315,780

                    Leisure & Tourism -- 0.2%
                    Royal Caribbean Cruises Ltd. Series A 7.25%.........................        16,000        1,240,000
                                                                                                           -------------
                                                                                                              1,555,780
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,080,040).............................                      1,555,780
                                                                                                           -------------

                                                                                            PRINCIPAL
                                           BONDS & NOTES -- 34.9%                            AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.3%
                    Automotive -- 0.0%
                    Chrysler Corp. 7.45% 2097...........................................   $   190,000          198,822

                    Housing -- 0.2%
                    United States Home Corp. 7.95% 2001.................................       605,000          611,050
                    USI American Holdings, Inc. 7.25% 2006..............................       240,000          239,868

                    Retail -- 0.1%
                    Fleming Cos., Inc. 10.63% 2001......................................       270,000          285,525
                    Kmart Corp. 7.96% 1999..............................................       500,000          503,825
                                                                                                           -------------
                                                                                                              1,839,090
                                                                                                           -------------
                    CONSUMER STAPLES -- 0.4%
                    Food, Beverage & Tobacco -- 0.4%
                    Ceval Alimentos 11.13% 2004.........................................       300,000          291,750
                    Instituto Fomento Industrial 8.38% 2001.............................        10,000           10,255
                    Instituto Fomento Industrial 8.38% 2001*............................        80,000           82,040
                    RJR Nabisco, Inc. 8.00% 2001........................................       460,000          473,552
                    RJR Nabisco, Inc. 8.63% 2002........................................     1,200,000        1,272,108
                                                                                                           -------------
                                                                                                              2,129,705
                                                                                                           -------------
                    ENERGY -- 0.8%
                    Energy Services -- 0.7%
                    CMS Energy Corp. 7.38% 2000(1)......................................       950,000          946,437
                    Edison Mission Energy Funding Corp. 6.77% 2003*.....................       241,693          243,310
                    Global Marine, Inc. 12.75% 1999.....................................       900,000          924,750
                    National Power 7.63% 2000...........................................       320,000          326,449
                    Oryx Energy Co. 9.50% 1999..........................................       910,000          954,490
                    Oryx Energy Co. 10.00% 2001.........................................       100,000          109,686
                    YPF Sociedad Anonima 7.50% 2002.....................................        83,046           83,118

                    Energy Sources -- 0.1%
                    Triton Energy Ltd. 8.75% 2002.......................................       880,000          917,400
                                                                                                           -------------
                                                                                                              4,505,640
                                                                                                           -------------
                    FINANCE -- 8.5%
                    Banks -- 1.5%
                    Auburn Hills Trust 12.00% 2020......................................       170,000          267,592
                    Banco Nacional de Obras y Servicios Publicos SNC 9.63% 2003.........       180,000          182,925
                    BankAmerica Corp. 9.75% 2000........................................       400,000          432,032
                    Capital One Bank 6.60% 2001.........................................     1,870,000        1,879,556
                    Capital One Bank 6.66% 2000.........................................       150,000          150,191
                    Capital One Bank 6.75% 2000.........................................     1,000,000        1,003,070
                    Capital One Bank 6.88% 2000.........................................       850,000          861,075
                    Capital One Bank 6.90% 1999.........................................       500,000          505,535
                    Capital One Bank 8.13% 2000.........................................       340,000          351,849
                    Continental Bank NA 11.25% 2001.....................................       300,000          308,364

---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    FINANCE (continued)
                    Banks (continued)
                    Continental Bank NA 12.50% 2001.....................................   $   450,000     $    530,302
                    Security Pacific Corp. 11.50% 2000..................................       600,000          681,714
                    Signet Banking Corp. 9.63% 1999.....................................       775,000          810,650

                    Financial Services -- 6.9%
                    APP International Finance Co. 10.25% 2000...........................       490,000          492,450
                    APP International Finance Co. 8.53% 1999(1)(2)......................       550,000          509,982
                    APP International Finance Co. 8.87% 1999(2).........................       300,000          276,000
                    APP International Finance Co. 10.25% 2000...........................       150,000          149,625
                    Asset Securitization Corp. 7.49% 2027...............................     1,450,000        1,539,379
                    Autoflow 1996 A Grantor Trust 7.48% 2002*(1)........................     1,248,410        1,258,358
                    Bear Stearns Mortgage Securities, Inc. 6.75% 2008...................     1,000,959          999,269
                    Case Equipment Loan Trust 7.30% 2002................................       237,882          239,381
                    Chevy Chase Auto Receivables 5.80% 2002.............................       152,288          151,811
                    Conseco Financing Trust I 8.70% 2026................................       690,000          747,367
                    Countrywide Capital I 8.05% 2027....................................       520,000          543,686
                    Countrywide Funding Corp. 7.73% 2001................................       300,000          313,515
                    Countrywide Funding Corp. 8.43% 1999................................       450,000          468,747
                    Discover Card Master Trust I 6.04% 2004(2)..........................       300,000          301,968
                    Discover Card Master Trust I 6.24% 2013(2)..........................     2,000,000        1,998,120
                    EQCC Home Equity Loan Trust 5.80% 2028(1)...........................     3,503,814        3,498,887
                    Fasco Grantor Trust 6.65% 2001......................................     1,054,698        1,061,258
                    Financiera Energetica Nacional SA 9.38% 2006........................       150,000          153,938
                    Fingerhut Financial Services 6.45% 2002.............................       920,000          924,600
                    First Union-Lehman Brothers Commercial Mortgage Trust 6.60% 2029....     1,950,000        1,944,501
                    First Union-Lehman Brothers Commercial Mortgage Trust 7.30% 2029....     1,050,000        1,092,656
                    Ford Capital BV 9.50% 2001..........................................       800,000          878,696
                    Ford Credit Auto Loan Master Trust 6.50% 2002.......................       550,000          552,403
                    GE Capital Mortgage Services, Inc. 6.50% 2024(2)....................       637,890          600,414
                    General Motors Acceptance Corp. 5.63% 2001..........................       750,000          734,377
                    Guangdong Enterprises Ltd. 8.88% 2007*..............................       660,000          649,163
                    H&T Master Trust 8.00% 2002(1)*.....................................       900,000          898,875
                    Imperial Credit Capital Trust I zero coupon 2002....................       205,000          202,438
                    Indah Kiat International Finance Co BV 11.38% 1999..................       350,000          354,375
                    MBNA Master Credit Card Trust II 6.01% 1998(2)......................     3,200,000        3,189,984
                    Morgan Stanley Capital I 7.46% 2006(1)..............................     1,400,000        1,458,660
                    Mortgage Capital Funding, Inc. 7.29% 2007...........................     1,500,000        1,563,516
                    Nacional Financiera, Inc. 8.59% 1997(2).............................       600,000          600,750
                    Nacional Financiera, Inc. 9.00% 1999................................        50,000           50,625
                    NWA Trust 8.26% 2006................................................       244,815          262,329
                    Premier Auto Trust 4.90% 1998.......................................       537,132          535,617
                    PXRE Capital Trust I 8.85% 2027*....................................       265,000          281,229
                    Sears Credit Account Master Trust 6.20% 2006........................       700,000          697,809
                    Sears Credit Account Master Trust 8.10% 2004........................       700,000          721,651
                    Standard Credit Card Master Trust 8.25% 2003........................     1,010,000        1,073,751
                    Standard Credit Card Master Trust 8.25% 2007........................     1,610,000        1,762,435
                    Voto Votorantim Overseas Trading Operations NV 8.50% 2005...........       350,000          311,671

                    Insurance -- 0.1%
                    Conseco, Inc. 10.50% 2004...........................................       500,000          596,090
                                                                                                           -------------
                                                                                                             44,607,211
                                                                                                           -------------
                    HEALTHCARE -- 0.0%
                    Health Services -- 0.0%
                    Tenet Healthcare Corp. 9.63% 2002...................................       240,000          261,300
                                                                                                           -------------

                                                           ---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    INDUSTRIAL & COMMERCIAL -- 0.4%
                    Aerospace & Military Technology -- 0.0%
                    Newport News Shipbuilding, Inc. 9.25% 2006..........................   $   250,000     $    261,250

                    Business Services -- 0.3%
                    Hertz Corp. 7.00% 2003..............................................       750,000          759,210
                    Loewen Group International, Inc. 8.25% 2003.........................       600,000          633,114
                    Multicanal Participacoes SA 12.63% 2004*............................       200,000          189,500

                    Transportation -- 0.1%
                    MRS Logistica SA 9.00% 2005*(1).....................................       100,000           94,000
                    MRS Logistica SA 10.63% 2005*.......................................       230,000          211,025
                                                                                                           -------------
                                                                                                              2,148,099
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 3.5%
                    Broadcasting & Media -- 3.0%
                    Bonos Del Tesoro 8.75% 2002.........................................       460,000          425,500
                    CBS 7.75% 1999......................................................       740,000          750,908
                    CenCall Communications Corp. zero coupon 2004.......................       485,000          423,769
                    Globo Participacoes Limitada 11.50% 2003(2).........................       360,000          356,400
                    Grupo Insacell SA de CV 10.00% 2004.................................       250,000          252,500
                    Grupo Televisa SA 11.38% 2003.......................................       210,000          227,086
                    Innova S de R. L. 12.88% 2007*......................................       270,000          265,950
                    NWCG Holding Corp. zero coupon 1999.................................     1,380,000        1,252,750
                    Paramount Communications, Inc. 7.50% 2002...........................       200,000          203,952
                    Poland Communications, Inc. 9.88% 2003..............................       160,000          160,400
                    Rogers Cablesystems Ltd. 9.63% 2002.................................       440,000          464,200
                    SCI Television, Inc. 11.00% 2005....................................       200,000          207,562
                    Tele-Communications, Inc. 8.25% 2003................................     2,500,000        2,646,800
                    Tele-Communications, Inc. 9.65% 2003................................       375,000          400,804
                    Time Warner Pass Through Asset Trust 4.90% 1999.....................     1,600,000        1,563,232
                    Time Warner, Inc 7.25% 2017.........................................       850,000          849,133
                    Time Warner, Inc. 7.95% 2000........................................     4,345,000        4,464,357
                    United International Holdings, Inc. zero coupon 1999................       210,000          169,050
                    Viacom, Inc. 9.13% 1999.............................................       325,000          329,199
                    Viacom, Inc. 10.25% 2001............................................       175,000          187,778

                    Leisure & Tourism -- 0.5%
                    America West Airlines 8.16% 2002....................................     1,498,595        1,495,238
                    Northwest Airlines Corp. 12.09% 2000................................       365,926          409,068
                    Northwest Airlines Corp. 8.97% 2015.................................       864,431          934,994
                                                                                                           -------------
                                                                                                             18,440,630
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Communication Equipment -- 0.0%
                    TCI Communications, Inc. 6.82% 2010.................................        95,000           95,289
                    TCI Communications, Inc. 8.75% 2015.................................       120,000          136,342

                    Electronics -- 0.1%
                    Axa SA de CV 9.00% 2004(1)..........................................       320,000          308,800

                    Telecommunications -- 0.3%
                    360 Communications Co. 7.13% 2003...................................     1,130,000        1,143,323
                    Adelphia Communications Corp. 10.25% 2000...........................       250,000          257,500
                                                                                                           -------------
                                                                                                              1,941,254
                                                                                                           -------------
                    MATERIALS -- 0.5%
                    Forest Products -- 0.2%
                    Grupo Industrial Durango SA de CV 12.00% 2001.......................       140,000          151,150
                    Grupo Industrial Durango SA de CV 12.63% 2003.......................       560,000          621,600
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000.........................       110,000          104,609

---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    MATERIALS (continued)
                    Metals & Minerals -- 0.3%
                    Cemex SA de CV 10.00% 1999..........................................   $   690,000     $    710,700
                    Freeport McMorgan Resource LP 8.75% 2004............................       240,000          250,800
                    Industrias Metalurgicas Pescarmona SA 9.50% 2002....................       210,000          201,075
                    LTV Corp. 8.20% 2007................................................       600,000          588,000
                                                                                                           -------------
                                                                                                              2,627,934
                                                                                                           -------------
                    MUNICIPAL BONDS -- 1.0%
                    Municipal Bonds -- 1.0%
                    Chicago Illinois Skyway Toll Bridge Revenue 5.50% 2023..............       585,000          588,832
                    Indiana Health Facility Financing Authority Hospital Revenue 5.13%
                      2017..............................................................       435,000          417,896
                    Marion County Indiana Convention and Recreational Facilities 5.00%
                      2027..............................................................       570,000          538,143
                    Massachusetts Bay Authority 5.00% 2027..............................       810,000          769,394
                    Massachusetts State Turnpike Authority Metropolitan Highway Systems
                      5.00% 2037........................................................     1,110,000        1,051,747
                    New York City Municipal Water Finance Authority Water and Sewer
                      System Revenue 5.13% 2021.........................................       450,000          435,937
                    New York City Municipal Water Finance Authority Water and Sewer
                      System Revenue 5.75% 2026.........................................       445,000          457,745
                    North Central Texas Health Facility Development Corporation Revenue
                      5.13% 2022........................................................       900,000          870,246
                                                                                                           -------------
                                                                                                              5,129,940
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.7%
                    Foreign Government -- 1.7%
                    Republic of Croatia 7.00% 2002(1)...................................       300,000          288,000
                    City of Moscow 9.50% 2000*..........................................       370,000          356,665
                    City of Moscow 9.50% 2000...........................................       750,000          725,625
                    Ministry of Finance Russia 10.00% 2007..............................       670,000          599,231
                    Province of Quebec 13.25% 2014......................................       625,000          723,544
                    Republic of Argentina zero coupon 2001..............................     1,600,000        1,689,000
                    Republic of Argentina 5.50% 2000(1).................................JPY 60,000,000          475,771
                    Republic of Argentina 8.00% 1998(1).................................     1,200,000        1,183,800
                    Republic of Panama 6.84% 1998(2)....................................     1,800,006        1,758,426
                    Russian Federation 10.00% 2007......................................       270,000          238,950
                    State of Israel 6.38% 2005..........................................       635,000          626,802
                    Tucuman Province Secured Medium Term 9.45% 2004.....................       163,929          160,650
                                                                                                           -------------
                                                                                                              8,826,464
                                                                                                           -------------
                    REAL ESTATE -- 0.7%
                    Real Estate Investment Trusts -- 0.7%
                    Chelsea GCA Realty, Inc. 7.75% 2001.................................       570,000          587,317
                    Dynex Capital Corp. 7.88% 2002......................................       750,000          756,795
                    Felcor Suites LP 7.38% 2004.........................................       705,000          705,296
                    Liberty Property Trust 7.10% 2004...................................       640,000          650,105
                    Tanger Properties Ltd. 8.75% 2001...................................       760,000          781,850
                                                                                                           -------------
                                                                                                              3,481,363
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 16.2%
                    U.S. Government & Agencies -- 16.2%
                    Federal Home Loan Mortgage Corp. 5.50% 2008.........................     1,971,071        1,882,037
                    Federal Home Loan Mortgage Corp. 6.35% 2018.........................     3,000,000        3,001,860
                    Federal Home Loan Mortgage Corp. 6.50% 2099 TBA.....................     5,000,000        4,985,900
                    Federal Home Loan Mortgage Corp. 7.00% 1999 TBA.....................     4,000,000        4,047,480
                    Federal Home Loan Mortgage Corp. 7.50% 2099 TBA.....................     3,000,000        3,063,750
                    Federal National Mortgage Association 6.50% 2025....................       542,378          533,906
                    Federal National Mortgage Association 6.50% 2025....................       637,626          627,667
                    Federal National Mortgage Association 6.50% 2025....................       751,154          739,421

                                                           ---------------------

                                                                                            PRINCIPAL
                                         BONDS & NOTES (continued)                           AMOUNT            VALUE

                    ----------------------------------------------------------------------------------------------------

                    U.S. GOVERNMENT & AGENCIES (continued)
                    U.S. Government & Agencies (continued)
                    Federal National Mortgage Association 6.50% 2026....................   $   993,826     $    976,126
                    Federal National Mortgage Association 6.50% 2099....................     1,000,000          980,620
                    Federal National Mortgage Association 6.50% 2099....................     4,000,000        4,000,000
                    Federal National Mortgage Association 7.00% 2024....................     1,232,926        1,185,544
                    Federal National Mortgage Association 7.00% 2099....................    12,000,000       12,022,440
                    Government National Mortgage Association 7.00% 2023.................       393,293          394,398
                    Government National Mortgage Association 7.00% 2023.................       222,057          222,681
                    Government National Mortgage Association 7.00% 2023.................       544,591          546,121
                    Government National Mortgage Association 7.00% 2023.................       929,925          935,439
                    Government National Mortgage Association 7.00% 2023.................       231,513          232,164
                    Government National Mortgage Association 7.00% 2023.................       458,785          461,506
                    Government National Mortgage Association 7.00% 2023.................       549,756          553,016
                    Government National Mortgage Association 7.00% 2023.................       546,439          547,975
                    Government National Mortgage Association 7.00% 2023.................       190,334          190,869
                    Government National Mortgage Association 7.00% 2023.................       259,920          261,462
                    Government National Mortgage Association 7.00% 2023.................        62,125           62,494
                    Government National Mortgage Association 7.00% 2023.................       491,746          494,971
                    Government National Mortgage Association 7.50% 2023.................       862,056          881,987
                    Government National Mortgage Association 7.50% 2099 TBA.............     8,000,000        8,160,000
                    Government National Mortgage Association 8.00% 2026.................       216,701          224,082
                    Government National Mortgage Association 8.00% 2026.................       683,849          707,140
                    Government National Mortgage Association 8.00% 2099 TBA.............     3,000,000        3,102,180
                    United States Treasury Bonds 7.63% 2025.............................     1,070,000        1,281,828
                    United States Treasury Bonds 7.88% 2021@............................     2,510,000        3,045,333
                    United States Treasury Bonds 8.13% 2021.............................       200,000          248,968
                    United States Treasury Bonds 8.75% 2020.............................     6,360,000        8,369,378
                    United States Treasury Bonds Strip zero coupon 2004.................    15,690,000       10,452,835
                    United States Treasury Bonds Strip zero coupon 2017.................        50,000           14,997
                    United States Treasury Bonds Strip zero coupon 2019.................        40,000           10,423
                    United States Treasury Bonds Strip zero coupon 2020.................     7,920,000        2,003,760
                    United States Treasury Bonds Strip zero coupon 2021.................     1,000,000          230,270
                    United States Treasury Bonds Strip zero coupon 2005.................     2,800,000        1,809,752
                    United States Treasury Notes 5.63% 2000.............................     1,850,000        1,839,307
                                                                                                           -------------
                                                                                                             85,332,087
                                                                                                           -------------
                    UTILITIES -- 0.5%
                    Electric Utilities -- 0.5%
                    Central Maine Power Co. 7.45% 1999..................................       885,000          892,744
                    Korea Electric Power Corp. 7.40% 2016...............................       607,862          651,847
                    Niagara Mohawk Power Corp. 6.88% 2003...............................       870,000          868,921

                    Gas & Pipeline Utilities -- 0.0%
                    Bridas Corp. 9.50% 1999*............................................       130,000          131,137
                    Bridas Corp. 12.50% 1999............................................        60,000           63,545
                                                                                                           -------------
                                                                                                              2,608,194
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $181,316,232).............................                    183,878,911
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $446,121,825).....................                    496,830,860
                                                                                                           -------------

---------------------

                                                                                            PRINCIPAL
                                       SHORT-TERM SECURITIES -- 2.0%                         AMOUNT            VALUE
                    ----------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 0.7%
                    Advanta Corporation Medium Term Notes 7.00% due 9/16/98.............   $ 1,350,000     $  1,351,013
                    Arkla, Inc. 9.20% due 12/18/97......................................       250,000          250,290
                    Blockbuster Entertainment Corp. 6.63% due 2/15/98...................       580,000          579,919
                    General Motors Acceptance Corp. 7.63% due 3/9/98....................       585,000          587,445
                    Tele-Communications, Inc. 7.13% due 2/2/98..........................     1,000,000        1,000,770
                                                                                                           -------------
                                                                                                              3,769,437
                                                                                                           -------------
                    FOREIGN SHORT-TERM NOTES -- 1.3%
                    Acindar Industries 11.66% due 11/12/98..............................       440,000          435,147
                    Banco Nacional de Desenvolvimento Economico e Social 10.38% due
                      4/27/98...........................................................       220,000          222,200
                    Empresa Col de Petroleos 7.25% due 7/8/98...........................       240,000          240,600
                    Empresas Ica Sociedad ADS 9.75% due 2/11/98.........................     1,810,000        1,823,575
                    Globo Participacoes Limitada zero coupon due 4/20/98(1).............       280,000          270,200
                    Nacional Financiera, Inc. 5.88% due 2/17/98.........................       310,000          309,031
                    Nacional Financiera, Inc. 8.13% due 4/9/98*.........................       160,000          159,800
                    Petroleo Brasileiro SA 7.25% due 2/6/98.............................       250,000          249,089
                    Polysindo Eka Perkasa zero coupon due 11/19/98(1)...................     1,000,000          849,890
                    Polysindo Eka Perkasa zero coupon due 7/14/98.......................     1,000,000          906,144
                    Republic of Argentina zero coupon due 3/20/98.......................       800,000          779,785
                    Republic of Argentina zero coupon due 10/16/98......................        50,000           46,234
                    Republic of Argentina zero coupon due 4/4/98(1).....................       110,170          109,895
                    Republic of Argentina zero coupon due 4/6/98(1).....................       105,800          105,535
                    Trikem SA 10.63% due 5/8/98(1)......................................       380,000          355,300
                                                                                                           -------------
                                                                                                              6,862,425
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $10,747,235)......................                     10,631,862
                                                                                                           -------------

                                        REPURCHASE AGREEMENT -- 10.0%
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 10.0%
                    Agreement with State Street Bank and Trust, Co., bearing interest of
                      5.55% dated 11/28/97, to be repurchased 12/01/97 in the amount of
                      $52,528,283 and collateralized by $40,990,000 U.S. Treasury Note
                      8.5% due 2/15/20 approximate aggregate value $53,525,366 (cost
                      $52,504,000).......................................................    52,504,000      52,504,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $509,364,650)                                           106.3%                  559,966,722
                    Total currency swap agreement, at value(3)--                     (0.0)                       (8,410)
                    Liabilities in excess of other assets --                         (6.3)                  (33,372,917)
                                                                                   ------                  -------------
                    NET ASSETS --                                                   100.0%                 $526,585,395
                                                                                                           ==============
                                                                                   ======

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1997

              (3) The Portfolio entered into a currency swap agreement with
                  Swiss Bank Corporation ("Swiss Bank"). Under the agreement the Portfolio will pay Swiss Bank 3,300,000 Yen each year commencing September 6, 1997 until September 6, 2000, with an additional payment of 60,000,000 Yen due September 6, 2000. In return, Swiss Bank will pay the Portfolio $21,570 on March 6 and September 6 each year commencing March 6, 1997 until September 6, 2000 with an additional payment of $488,003 due September 6, 2000.

              ADS -- American Depository Shares

              JPY  -- Japanese Yen

              @ The security or a portion thereof represents collateral for the currency swap agreement and the following open futures contracts:

                                                           ---------------------

                    OPEN FUTURES CONTRACTS
                    ------------------------------------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                    NUMBER OF                                  EXPIRATION        VALUE AT         VALUE AS OF      APPRECIATION/
                    CONTRACTS           DESCRIPTION               DATE          TRADE DATE     NOVEMBER 30, 1997    DEPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                      18 Long   90 Day Euro Dollar.........  December 1997      $  4,228,569      $ 4,234,726        $    6,157
                      45 Long   90 Day Euro Dollar.........  December 1997         4,871,441        4,864,219            (7,222)
                       5 Long   90 Day Euro Dollar.........  March 1998            1,174,532        1,176,812             2,280
                       4 Long   90 Day Euro Dollar.........  June 1998               936,725          940,900             5,175
                       5 Long   90 Day Euro Dollar.........  September 1998        1,172,657        1,175,375             2,718
                      41 Long   90 Day Euro Dollar.........  December 1998         4,641,885        4,886,688           244,803
                      10 Long   U.S. 2 Year Note...........  March 1998            2,073,500        2,072,812              (688)
                      31 Long   U.S. 10 Year Note..........  March 1998            3,458,633        3,452,625            (6,008)
                      16 Long   U.S. 20 Year Note..........  March 1998            1,904,632        1,904,500              (132)
                                                                                                                   --------------
                                Net Unrealized Appreciation.....................................................     $  247,083
                                                                                                                   =============

              -----------------------------

              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    UTILITY PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 80.0%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER STAPLES -- 0.7%
                    Food, Beverage & Tobacco -- 0.7%
                    RJR Nabisco Holdings Corp. ............................................        4,600    $   167,612
                                                                                                            -------------
                    ENERGY -- 4.2%
                    Energy Sources -- 4.2%
                    Atlantic Richfield Co. ................................................        1,800        146,700
                    Sonat, Inc. ...........................................................        9,800        426,912
                    Texaco, Inc. ..........................................................        2,200        124,300
                    Ultramar Diamond Shamrock Corp.+.......................................       10,900        331,769
                                                                                                            -------------
                                                                                                              1,029,681
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 0.8%
                    Multi-Industry -- 0.8%
                    Viag AG................................................................          400        203,278
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 2.7%
                    Telecommunications -- 2.7%
                    U.S. West Communications Group.........................................       14,500        655,219
                                                                                                            -------------
                    REAL ESTATE -- 8.4%
                    Real Estate Investment Trusts -- 8.4%
                    Associated Estates Realty Corp. .......................................       10,200        230,138
                    Avalon Properties, Inc. ...............................................        5,100        156,825
                    Boston Properties, Inc. ...............................................        7,100        231,637
                    Duke Realty Investments, Inc. .........................................       13,300        305,900
                    Equity Residential Properties Trust....................................        4,500        225,000
                    Liberty Property Trust.................................................        6,100        170,419
                    Meditrust Corp. .......................................................        8,977        341,126
                    Price REIT, Inc. ......................................................        2,600        102,700
                    Security Capital Industrial Trust......................................        2,300         57,931
                    Security Capital Pacific Trust.........................................        8,614        209,428
                                                                                                            -------------
                                                                                                              2,031,104
                                                                                                            -------------
                    UTILITIES -- 63.2%
                    Electric Utilities -- 32.2%
                    Central & South West Corp. ............................................        5,100        127,500
                    Cinergy Corp. .........................................................        9,400        334,875
                    DPL, Inc. .............................................................       16,700        438,375
                    DQE, Inc. .............................................................       13,500        448,031
                    Duke Energy Corp. .....................................................       10,768        559,936
                    Electric de Portugal...................................................        9,680        174,960
                    Entergy Corp. .........................................................       21,700        564,200
                    Florida Progress Corp. ................................................        3,400        120,488
                    FPL Group, Inc. .......................................................       12,500        699,219
                    Montana Power Co. .....................................................        6,900        188,887
                    National Power PLC Corp. ADR...........................................        3,400        127,713
                    New Century Energies, Inc. ............................................        5,000        221,250
                    NIPSCO Industries, Inc. ...............................................       12,700        594,519
                    PacifiCorp.............................................................       24,600        573,487
                    Pinnacle West Capital Corp. ...........................................       11,900        458,894
                    Potomac Electric Power Co. ............................................        1,000         24,750

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Electric Utilities (continued)
                    Public Service Enterprise Group, Inc. .................................        5,300    $   154,694
                    Puget Sound Energy, Inc. ..............................................       11,100        306,637
                    Southern Co. ..........................................................       19,400        465,600
                    TECO Energy, Inc. .....................................................       16,600        425,375
                    Texas Utilities Co. ...................................................       13,000        520,000
                    Union Electric Co. ....................................................        5,000        199,062
                    UtiliCorp United, Inc. ................................................        3,700        126,494

                    Gas & Pipeline Utilities -- 18.6%
                    AGL Resources, Inc. ...................................................        1,500         29,438
                    American Water Works, Inc. ............................................        2,400         68,850
                    Atmos Energy Corp. ....................................................        1,400         37,188
                    CMS Energy Corp. ......................................................       19,600        771,750
                    Columbia Gas Systems, Inc. ............................................        1,800        130,950
                    Consolidated Natural Gas Co. ..........................................        8,700        525,262
                    El Paso Natural Gas Co. ...............................................        5,600        343,700
                    Enron Corp. ...........................................................       12,200        472,750
                    Keyspan Energy Corp. ..................................................        2,900         96,606
                    MAPCO, Inc. ...........................................................        3,500        150,938
                    MCN Energy Group Inc. .................................................       15,500        591,906
                    New Jersey Resources Corp. ............................................        1,100         38,294
                    Pacific Enterprises....................................................       15,300        541,237
                    PG&E Corp. ............................................................       11,500        324,875
                    SCANA Corp.............................................................        9,100        251,387
                    Williams Cos., Inc. ...................................................        3,050        162,984

                    Telephone -- 12.4%
                    Ameritech Corp. .......................................................        2,800        215,775
                    Bell Atlantic Corp. ...................................................        5,000        446,250
                    BellSouth Corp. .......................................................        7,200        394,200
                    Cincinnati Bell, Inc. .................................................        1,500         44,250
                    GTE Corp. .............................................................        7,300        369,106
                    MCI Communications Corp. ..............................................       10,600        465,738
                    SBC Communications, Inc. ..............................................        7,600        553,375
                    Sprint Corp. ..........................................................        8,900        521,206
                                                                                                            -------------
                                                                                                             15,402,961
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $17,496,482)..................................                  19,489,855
                                                                                                            -------------

                                                          PREFERRED STOCK -- 8.3%
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 1.2%
                    Energy Sources -- 1.2%
                    Unocal Capital Trust 6.25% convertible.................................        5,000        288,125
                                                                                                            -------------
                    FINANCE -- 3.5%
                    Banks -- 1.0%
                    National Australia Bank Ltd. 7.88%.....................................        8,500        239,062

                    Financial Services -- 2.5%
                    Merrill Lynch & Co., 6.25% convertible.................................        6,000        210,000
                    Salomon, Inc. 6.25% convertible........................................        6,800        387,600
                                                                                                            -------------
                                                                                                                836,662
                                                                                                            -------------

---------------------

                                          PREFERRED STOCK (continued)                           SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.4%
                    Metals & Minerals -- 0.4%
                    Coeur D' Alene Mines Corp. 7.00% convertible...........................        8,100    $   106,819
                                                                                                            -------------
                    UTILITIES -- 3.2%
                    Electric Utilities -- 0.8%
                    CalEnergy Capital Trust II 6.25%*......................................        4,000        197,500

                    Gas & Pipeline Utilities -- 2.4%
                    MCN Financing III 8.00%................................................        3,000        179,250
                    Williams Cos., Inc. 3.50%..............................................        3,300        413,738
                                                                                                            -------------
                                                                                                                790,488
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $1,974,598)................................                   2,022,094
                                                                                                            -------------

                                                                                              PRINCIPAL
                                           CONVERTIBLE BONDS -- 0.5%                            AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 0.5%
                    Drugs -- 0.5%
                    Roche Holdings, Inc. zero coupon 2012 convertible* (cost $121,296).....   $  300,000        133,874
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $19,592,376).........................                  21,645,823
                                                                                                            -------------
                                                       SHORT-TERM SECURITIES -- 11.5%
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 11.5%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      4.50% due 12/1/97 (cost $2,801,000)..................................    2,801,000      2,801,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $22,393,376)                                              100.3%                 24,446,823
                    Liabilities in excess of other assets --                           (0.3)                    (80,696)
                                                                                     ------                 -------------
                    NET ASSETS --                                                     100.0%                $24,366,127
                                                                                     ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              * Resale restricted to qualified institutional buyers

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 90.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.4%
                    Apparel & Textiles -- 0.5%
                    Nautica Enterprises, Inc.+...........................................       115,000    $  3,227,188

                    Automotive -- 1.0%
                    Harley-Davidson, Inc.................................................       115,000       3,040,313
                    Magna International, Inc., Class A ADR...............................        46,000       2,903,750

                    Housing -- 1.0%
                    Home Depot, Inc......................................................       115,000       6,432,812

                    Retail -- 1.9%
                    Dayton Hudson Corp...................................................        77,000       5,115,687
                    Kohl's Corp.+........................................................        44,000       3,184,500
                    Kroger Co.+..........................................................       110,000       3,788,125
                                                                                                             ----------
                                                                                                             27,692,375
                                                                                                             ----------
                    CONSUMER STAPLES -- 13.1%
                    Food, Beverage & Tobacco -- 7.6%
                    Campbell Soup Co.....................................................       102,000       5,712,000
                    Coca-Cola Co.........................................................       250,000      15,625,000
                    Coca-Cola Enterprises, Inc...........................................       110,000       3,361,875
                    Nabisco Holdings Corp., Class A......................................        93,000       4,336,125
                    Philip Morris Cos., Inc..............................................       360,000      15,660,000
                    Tyson Foods, Inc., Class A...........................................       145,000       2,628,125

                    Household Products -- 5.5%
                    Colgate-Palmolive Co.................................................        93,000       6,213,562
                    Estee Lauder Cos., Inc., Class A.....................................        59,900       3,208,394
                    Gillette Co..........................................................        79,700       7,357,306
                    Procter & Gamble Co..................................................       146,000      11,141,625
                    Sunbeam Corp.........................................................        83,000       3,657,188
                    United States Industries, Inc.+......................................        97,800       2,518,350
                                                                                                             ----------
                                                                                                             81,419,550
                                                                                                             ----------
                    ENERGY -- 5.7%
                    Energy Services -- 1.8%
                    BJ Services Co.+.....................................................        38,000       2,728,875
                    Nabors Industries, Inc.+.............................................        90,000       3,155,625
                    Noble Drilling Corp.+................................................       100,000       3,006,250
                    Transocean Offshore, Inc.............................................        46,100       2,186,869

                    Energy Sources -- 3.9%
                    Apache Corp..........................................................        70,000       2,572,500
                    Gulf Canada Resources Ltd.+..........................................       300,000       2,100,000
                    Texaco, Inc..........................................................       290,000      16,385,000
                    USX-Marathon Group, Inc..............................................        95,000       3,253,750
                                                                                                             ----------
                                                                                                             35,388,869
                                                                                                             ----------

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 16.3%
                    Banks -- 6.7%
                    Banc One Corp........................................................       112,000    $  5,754,000
                    Chase Manhattan Corp.................................................        60,000       6,517,500
                    Citicorp.............................................................        58,000       6,956,375
                    First Union Corp.....................................................       133,800       6,522,750
                    Fleet Financial Group, Inc...........................................        75,000       4,954,687
                    NationsBank Corp.....................................................       106,000       6,366,625
                    U.S. Bancorp.........................................................        41,000       4,410,063

                    Financial Services -- 6.9%
                    Federal National Mortgage Association................................       130,000       6,865,625
                    First Data Corp......................................................        58,000       1,642,125
                    Household International, Inc.........................................        29,500       3,717,000
                    MBNA Corp............................................................       180,000       4,781,250
                    Merrill Lynch & Co., Inc.............................................       106,000       7,439,875
                    Morgan Stanley, Dean Witter, Discover & Co...........................       156,265       8,487,143
                    PennCorp Financial Group, Inc........................................        75,000       2,535,937
                    Travelers Group, Inc.................................................       153,600       7,756,800

                    Insurance -- 2.7%
                    American International Group, Inc....................................        82,000       8,266,625
                    Hartford Financial Services, Inc.....................................        31,000       2,596,250
                    PMI Group, Inc.......................................................        53,300       3,464,500
                    Travelers Property Casualty Corp., Class A...........................        65,000       2,583,750
                                                                                                             ----------
                                                                                                            101,618,880
                                                                                                             ----------
                    HEALTHCARE -- 13.3%
                    Drugs -- 8.8%
                    Bristol-Myers Squibb Co..............................................       130,000      12,171,250
                    GelTex Pharmaceuticals, Inc.+........................................       135,000       3,780,000
                    IDEC Pharmaceuticals Corp.+..........................................        85,000       2,969,688
                    Merck & Co., Inc.....................................................       154,900      14,647,731
                    Pfizer, Inc..........................................................       155,000      11,276,250
                    Schering-Plough Corp.................................................       160,000      10,030,000

                    Health Services -- 0.6%
                    United Healthcare Corp...............................................        70,000       3,644,375

                    Medical Products -- 3.9%
                    Abbott Laboratories, Inc.............................................        97,000       6,305,000
                    Centocor, Inc.+......................................................        77,200       3,358,200
                    Genzyme Corp.........................................................        92,000       2,466,750
                    Johnson & Johnson Co.................................................       104,000       6,545,500
                    Medtronic, Inc.......................................................       112,700       5,381,425
                                                                                                             ----------
                                                                                                             82,576,169
                                                                                                             ----------
                    INDUSTRIAL & COMMERCIAL -- 9.6%
                    Aerospace & Military Technology -- 2.4%
                    AlliedSignal, Inc....................................................       180,000       6,682,500
                    Boeing Co............................................................       100,000       5,312,500
                    Gulfstream Aerospace Corp.+..........................................       105,000       3,084,375

                    Business Services -- 0.4%
                    USA Waste Services, Inc.+............................................        65,000       2,149,062

                    Electrical Equipment -- 3.5%
                    General Electric Co..................................................       290,000      21,387,500

                    Machinery -- 0.9%
                    Applied Materials, Inc.+.............................................       174,000       5,742,000

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 1.4%
                    Tyco International Ltd...............................................       131,800    $  5,173,150
                    United Technologies Corp.............................................        50,000       3,746,875

                    Transportation -- 1.0%
                    CNF Transportation, Inc..............................................        80,000       3,480,000
                    Union Pacific Corp...................................................             1              60
                    Wisconsin Central Transportation Corp.+..............................        95,000       2,861,875
                                                                                                             ----------
                                                                                                             59,619,897
                                                                                                             ----------
                    INFORMATION & ENTERTAINMENT -- 6.6%
                    Broadcasting & Media -- 2.9%
                    Gannett Co., Inc.....................................................        66,000       3,832,125
                    Liberty Media Group, Corp., Class A+.................................       128,975       4,352,906
                    New York Times Co., Class A..........................................        44,000       2,612,500
                    Reuters Holdings PLC, Class B ADR....................................        66,000       4,463,250
                    Scripps (E.W) Co., Class A...........................................        75,000       3,154,688

                    Leisure & Tourism -- 3.7%
                    Carnival Corp., Class A..............................................        95,200       5,146,750
                    Disney (Walt) Co.....................................................       110,000      10,443,125
                    US Airways Group, Inc.+..............................................        75,000       4,134,375
                    Viad Corp............................................................       160,000       3,050,000
                                                                                                             ----------
                                                                                                             41,189,719
                                                                                                             ----------
                    INFORMATION TECHNOLOGY -- 16.0%
                    Communication Equipment -- 2.5%
                    ADC Telecommunications, Inc.+........................................        75,000       2,789,063
                    Cox Communications, Inc., Class A+...................................       110,000       3,733,125
                    DSC Communications Corp.+............................................       100,000       2,256,250
                    Northern Telecom Ltd.................................................        40,400       3,628,425
                    Tellabs, Inc.+.......................................................        60,000       3,120,000

                    Computers & Business Equipment -- 2.8%
                    Compaq Computer Corp.................................................       118,500       7,398,844
                    Dell Computer Corp.+.................................................        80,000       6,735,000
                    Staples, Inc.+.......................................................       110,000       3,100,625

                    Electronics -- 4.0%
                    Altera Corp.+........................................................        66,000       3,089,625
                    Intel Corp...........................................................       180,000      13,972,500
                    National Semiconductor Corp.+........................................       105,000       3,478,125
                    Solectron Corp.+.....................................................        70,000       2,550,625
                    Xilinx, Inc.+........................................................        55,000       1,900,937

                    Software -- 5.1%
                    Cisco Systems, Inc.+.................................................       100,000       8,625,000
                    Microsoft Corp.+.....................................................       125,000      17,687,500
                    Oracle Systems Corp.+................................................       165,000       5,496,562

                    Telecommunications -- 1.6%
                    Lucent Technologies, Inc.............................................        80,000       6,410,000
                    Teleport Communications Group Inc., Class A+.........................        75,000       3,675,000
                                                                                                             ----------
                                                                                                             99,647,206
                                                                                                             ----------
                    MATERIALS -- 1.5%
                    Chemicals -- 0.9%
                    Monsanto Co..........................................................       120,000       5,242,500
                    Solutia, Inc.........................................................        24,000         547,500

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals -- 0.6%
                    Sealed Air Corp.+....................................................        60,000    $  3,412,500
                                                                                                             ----------
                                                                                                              9,202,500
                                                                                                             ----------
                    UTILITIES -- 4.3%
                    Electric Utilities -- 1.8%
                    AES Corp.+...........................................................        70,000       2,563,750
                    FPL Group, Inc.......................................................       160,000       8,950,000

                    Gas & Pipeline Utilities -- 0.7%
                    CMS Energy Corp......................................................       110,000       4,331,250

                    Telephone -- 1.8%
                    MCI Communications Corp..............................................       130,000       5,711,875
                    WorldCom, Inc.+......................................................       165,000       5,280,000
                                                                                                             ----------
                                                                                                             26,836,875
                                                                                                             ----------
                    TOTAL INVESTMENT SECURITIES (cost $417,165,603)......................                   565,192,040
                                                                                                             ----------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 9.9%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 9.6%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.25% due 12/01/97 @...............................................   $59,665,000      59,665,000
                                                                                                             ----------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.94% due 12/18/97 @....................     1,665,000       1,661,116
                                                                                                             ----------
                    TOTAL SHORT-TERM SECURITIES (cost $61,326,116).......................                    61,326,116
                                                                                                             ----------
                    TOTAL INVESTMENTS --
                      (cost $478,491,719)                                           100.7%                  626,518,156
                    Liabilities in excess of other assets --                         (0.7)                   (4,455,660)
                                                                                   ------                    ----------
                    NET ASSETS --                                                   100.0%                 $622,062,496
                                                                                   ======                    ==========

              -----------------------------

               + Non-income producing securities

              ADR -- American Depository Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ---------

                                                                                                  VALUE AS OF
                    NUMBER OF                                          EXPIRATION     VALUE AT    NOVEMBER 30,    UNREALIZED
                    CONTRACTS               DESCRIPTION                   DATE       TRADE DATE       1997       APPRECIATION
                    ---------               -----------                ----------    ----------   ------------   ------------
                     128 Long   Standard & Poor's 500 Index........  December 1997   $30,368,000  $30,556,800      $188,800
                                                                                                                 ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED VALUE PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 93.3%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 8.5%
                    Apparel & Textiles -- 1.3%
                    Russell Corp...........................................................       24,500    $   748,781

                    Automotive -- 1.3%
                    Borg-Warner Automotive, Inc............................................        9,100        428,838
                    General Motors Corp....................................................        6,000        366,000

                    Housing -- 1.0%
                    Centex Corp............................................................        9,000        570,375

                    Retail -- 4.9%
                    Dayton Hudson Corp.....................................................       12,600        837,112
                    Kmart Corp.+...........................................................       83,500      1,048,969
                    Wal-Mart Stores, Inc...................................................       25,500      1,018,406
                                                                                                            -------------
                                                                                                              5,018,481
                                                                                                            -------------
                    CONSUMER STAPLES -- 9.4%
                    Food, Beverage & Tobacco -- 6.9%
                    Archer-Daniels-Midland Co..............................................       39,500        844,312
                    CPC International, Inc.................................................        7,500        775,313
                    PepsiCo, Inc...........................................................       23,500        866,562
                    Philip Morris Cos., Inc................................................        8,000        348,000
                    RJR Nabisco Holdings Corp..............................................       12,500        455,469
                    Sara Lee Corp..........................................................       14,500        766,688

                    Household Products -- 2.5%
                    Rubbermaid, Inc........................................................       22,900        555,325
                    Unilever NV............................................................       16,000        929,000
                                                                                                            -------------
                                                                                                              5,540,669
                                                                                                            -------------
                    ENERGY -- 12.3%
                    Energy Services -- 1.0%
                    Occidental Petroleum Corp..............................................       20,500        608,594

                    Energy Sources -- 11.3%
                    Amerada Hess Corp......................................................        8,000        448,000
                    Chevron Corp...........................................................        7,500        601,406
                    Exxon Corp.............................................................        9,500        579,500
                    Houston Industries, Inc................................................       24,000        568,500
                    Mobil Corp.............................................................        8,500        611,469
                    Royal Dutch Petroleum Co...............................................        9,500        500,531
                    Sun Co., Inc...........................................................       28,500      1,152,469
                    Texaco, Inc............................................................        9,000        508,500
                    USX-Marathon Group, Inc................................................       33,000      1,130,250
                    YPF Sociedad Anonima ADR...............................................       16,500        553,781
                                                                                                            -------------
                                                                                                              7,263,000
                                                                                                            -------------
                    FINANCE -- 11.4%
                    Banks -- 1.1%
                    Republic New York Corp.................................................        6,000        652,500

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 4.1%
                    Bear Stearns Cos., Inc.................................................       14,000    $   581,000
                    H&R Block, Inc.........................................................       12,500        512,500
                    Morgan Stanley, Dean Witter, Discover and Co...........................       11,500        624,594
                    Nationwide Financial Services, Inc., Class A...........................        7,000        239,312
                    Travelers Group, Inc...................................................        8,500        429,250

                    Insurance -- 6.2%
                    Allstate Corp..........................................................        6,000        515,250
                    CIGNA Corp.............................................................        7,000      1,170,750
                    General Re Corp........................................................        2,600        516,100
                    Loews Corp.............................................................        4,500        477,563
                    Marsh & McLennan Cos., Inc.............................................       13,500      1,004,906
                                                                                                            -------------
                                                                                                              6,723,725
                                                                                                            -------------
                    HEALTHCARE -- 9.0%
                    Drugs -- 5.2%
                    Bristol-Myers Squibb Co................................................       13,000      1,217,125
                    Merck & Co., Inc.......................................................        6,000        567,375
                    Perrigo Co.+...........................................................       15,500        220,875
                    Pharmacia & Upjohn, Inc................................................       32,500      1,096,875

                    Health Services -- 1.1%
                    United Healthcare Corp.................................................        8,500        442,531
                    Vencor, Inc.+..........................................................        9,000        218,250

                    Medical Products -- 2.7%
                    Abbott Laboratories, Inc...............................................        9,000        585,000
                    Biomet, Inc............................................................       15,400        367,675
                    US Surgical Corp.......................................................       23,500        619,813
                                                                                                            -------------
                                                                                                              5,335,519
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 13.6%
                    Aerospace & Military Technology -- 1.0%
                    General Motors Corp., Class H..........................................        8,500        569,500
                    Business Services -- 3.9%
                    Browning-Ferris Industries, Inc........................................       14,924        532,600
                    Johnson Controls, Inc..................................................       15,500        710,094
                    Waste Management, Inc..................................................       43,500      1,071,187

                    Electrical Equipment -- 1.1%
                    AMP, Inc...............................................................       15,500        673,281

                    Machinery -- 2.1%
                    Cincinnati Milacron, Inc...............................................        9,600        283,800
                    Ingersoll-Rand Co......................................................       24,000        981,000

                    Multi-Industry -- 1.9%
                    ITT Industries, Inc....................................................       34,500      1,095,375

                    Transportation -- 3.6%
                    Abb Ab ADR.............................................................        4,200        520,800
                    AMR Corp.+.............................................................        3,700        448,394
                    CNF Transportation, Inc................................................       14,400        626,400
                    Ryder System, Inc......................................................       14,000        508,375
                                                                                                            -------------
                                                                                                              8,020,806
                                                                                                            -------------

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 2.8%
                    Broadcasting & Media -- 2.6%
                    News Corp., Ltd. ADR...................................................        4,000    $    86,750
                    Readers Digest Association, Inc., Class A..............................       24,500        586,469
                    Viacom, Inc., Class A+.................................................       14,500        503,875
                    Viacom, Inc., Class B+.................................................       10,500        367,500

                    Leisure & Tourism -- 0.2%
                    Tricon Global Restaurants, Inc.+.......................................        2,350         79,459
                                                                                                            -------------
                                                                                                              1,624,053
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 11.7%
                    Computers & Business Equipment -- 5.0%
                    Cabletron Systems, Inc.+...............................................       12,000        276,000
                    International Business Machines Corp...................................        5,500        602,594
                    Lexmark International Group, Inc., Class A+............................       19,500        621,562
                    Seagate Technology, Inc.+..............................................       20,000        453,750
                    Storage Technology Corp.+..............................................       15,500      1,000,719

                    Electronics -- 1.2%
                    Matsushita Electric Industrial Co., Ltd. ADR...........................        4,500        697,781

                    Software -- 2.5%
                    First Data Corp........................................................       31,500        891,844
                    Novell, Inc.+..........................................................       64,000        592,000

                    Telecommunications -- 3.0%
                    Tele-Communications TCI Ventures Group, Series A+......................       11,263        254,825
                    Tele-Communications, Inc., Series A+...................................       37,500        858,984
                    U.S. West Communications Group.........................................       14,500        655,219
                                                                                                            -------------
                                                                                                              6,905,278
                                                                                                            -------------
                    MATERIALS -- 4.5%
                    Chemicals -- 2.5%
                    Arco Chemical Co.......................................................        6,900        316,106
                    Dow Chemical Co........................................................        7,500        740,625
                    Eastman Kodak Co.......................................................        6,300        381,938

                    Forest Products -- 1.2%
                    Consolidated Papers, Inc...............................................        5,500        296,313
                    Louisiana-Pacific Corp.................................................       21,500        434,031

                    Metals & Minerals -- 0.8%
                    USX-US Steel Group, Inc................................................       15,700        491,606
                                                                                                            -------------
                                                                                                              2,660,619
                                                                                                            -------------
                    REAL ESTATE -- 1.2%
                    Real Estate Companies -- 0.3%
                    Security Capital Group, Inc., Class B+.................................        6,500        208,813

                    Real Estate Investment Trusts -- 0.9%
                    Boston Properties, Inc.................................................       15,500        505,687
                                                                                                            -------------
                                                                                                                714,500
                                                                                                            -------------
                    UTILITIES -- 8.9%
                    Electric Utilities -- 2.0%
                    Entergy Corp...........................................................       23,500        611,000
                    Public Service Enterprise Group, Inc...................................       20,000        583,750

                    Gas & Pipeline Utilities -- 3.0%
                    Coastal Corp...........................................................        8,500        497,781
                    Columbia Gas Systems, Inc..............................................        6,000        436,500
                    Pacific Gas & Electric Co..............................................       29,500        833,375

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- 3.9%
                    GTE Corp...............................................................        7,000    $   353,938
                    MCI Communications Corp................................................       27,900      1,225,856
                    SBC Communications, Inc................................................        9,501        691,772
                                                                                                            -------------
                                                                                                              5,233,972
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $48,922,930)..................................                  55,040,622
                                                                                                            -------------

                                            PREFERRED STOCK -- 1.9%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.9%
                    Broadcasting & Media -- 1.9%
                    News Corp. Ltd. ADR (cost $898,748)....................................       57,000      1,125,750
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $49,821,678).........................                  56,166,372
                                                                                                            -------------

                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 5.3%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 5.3%
                    Cayman Island Time Deposit with State Street Bank & Trust Co. 4.50% due
                      12/1/97 (cost $3,130,000)............................................   $3,130,000      3,130,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $52,951,678)                                             100.5%                  59,296,372
                    Liabilities in excess of other assets --                          (0.5)                    (272,428)
                                                                                    ------                  -------------
                    NET ASSETS --                                                    100.0%                 $59,023,944
                                                                                    ======                  =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                           COMMON STOCK -- 88.3%                             SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.2%
                    Apparel & Textiles -- 1.3%
                    Nike, Inc., Class B.................................................       296,700    $   14,445,581

                    Housing -- 2.2%
                    Masco Corp. ........................................................       529,100        24,933,837
                    Maytag Corp. .......................................................         4,200           135,713

                    Retail -- 0.7%
                    Harcourt General, Inc. .............................................       150,600         8,245,350
                                                                                                            ------------
                                                                                                              47,760,481
                                                                                                            ------------
                    CONSUMER STAPLES -- 6.0%
                    Food, Beverage & Tobacco -- 6.0%
                    Archer-Daniels-Midland Co. .........................................       610,920        13,058,420
                    Coca-Cola Co. ......................................................        12,400           775,000
                    Gallaher Group PLC ADR..............................................         4,200            90,038
                    Nestle SA ADR.......................................................       338,600        24,913,680
                    Philip Morris Cos., Inc. ...........................................       557,900        24,268,650
                    Tyson Foods, Inc., Class A..........................................       276,400         5,009,750

                    Household Products -- 0.0%
                    Fortune Brands, Inc. ...............................................         4,200           151,988
                                                                                                            ------------
                                                                                                              68,267,526
                                                                                                            ------------
                    ENERGY -- 9.2%
                    Energy Services -- 7.3%
                    British Petroleum Co. PLC ADR.......................................        81,995         6,805,585
                    Burlington Resources, Inc. .........................................       341,300        15,187,850
                    Cooper Cameron Corp.+...............................................       203,300        12,388,593
                    EVI, Inc.+..........................................................       165,300         8,502,619
                    Halliburton Co. ....................................................       494,800        26,688,275
                    Nabors Industries, Inc.+............................................        44,900         1,574,306
                    Schlumberger Ltd. ..................................................       149,100        12,272,794

                    Energy Sources -- 1.9%
                    Amerada Hess Corp. .................................................         1,800           100,800
                    Amoco Corp. ........................................................         1,400           126,000
                    Atlantic Richfield Co. .............................................         4,800           391,200
                    Chevron Corp. ......................................................         8,100           649,519
                    Exxon Corp. ........................................................        24,800         1,512,800
                    Mobil Corp. ........................................................         2,200           158,262
                    Noble Affiliates, Inc. .............................................       245,557         9,116,304
                    Pioneer Natural Resources Co. ......................................       167,100         5,336,756
                    Sonat, Inc. ........................................................         2,200            95,838
                    Tosco Corp. ........................................................       122,800         3,998,675
                                                                                                            ------------
                                                                                                             104,906,176
                                                                                                            ------------
                    FINANCE -- 32.9%
                    Banks -- 11.2%
                    Banc One Corp. .....................................................       273,980        14,075,723
                    BankAmerica Corp. ..................................................       388,800        28,382,400
                    Barnett Banks, Inc. ................................................         2,800           197,050
                    Citicorp. ..........................................................       189,475        22,725,158
                    First Union Corp. ..................................................        35,400         1,725,750

---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banks (continued)
                    Golden West Financial Corp. ........................................        73,000    $    6,542,625
                    U.S. Bancorp........................................................       131,400        14,133,712
                    Wells Fargo & Co. ..................................................       129,000        39,635,250

                    Financial Services -- 12.0%
                    American Express Co. ...............................................       434,100        34,239,637
                    Donaldson, Lufkin & Jenrette, Inc. .................................       106,800         7,783,050
                    Federal Home Loan Mortgage Corp. ...................................       339,600        14,008,500
                    Morgan (J.P.) & Co., Inc. ..........................................        81,800         9,340,537
                    Morgan Stanley, Dean Witter, Discover & Co. ........................       497,425        27,016,395
                    State Street Corp. .................................................       159,600         9,496,200
                    TCF Financial Corp. ................................................        44,100         2,607,413
                    Travelers Group, Inc. ..............................................       646,995        32,673,248

                    Insurance -- 9.4%
                    20th Century Industries.............................................       147,500         3,715,156
                    Allstate Corp. .....................................................       204,495        17,561,008
                    American International Group, Inc. .................................        62,700         6,320,944
                    Berkley (W.R.) Corp. ...............................................       201,600         8,391,600
                    Chubb Corp. ........................................................       180,700        12,818,406
                    General Re Corp.....................................................       177,500        35,233,750
                    Progressive Corp., Ohio.............................................       100,900        10,291,800
                    Transatlantic Holdings, Inc. .......................................       144,000        10,287,000
                    UNUM Corp. .........................................................        56,000         2,656,500

                    Investment Companies -- 0.3%
                    Morgan Stanley Asia-Pacific Fund....................................       475,467         3,536,286
                                                                                                            ------------
                                                                                                             375,395,098
                                                                                                            ------------
                    HEALTHCARE -- 5.3%
                    Drugs -- 4.1%
                    American Home Products Corp. .......................................         2,200           153,725
                    Bristol-Myers Squibb Co. ...........................................        51,600         4,831,050
                    Lilly (Eli) & Co. ..................................................        60,200         3,796,362
                    Merck & Co., Inc. ..................................................        25,100         2,373,519
                    Pfizer, Inc. .......................................................       185,200        13,473,300
                    SmithKline Beecham PLC ADR..........................................       446,600        22,162,525

                    Medical Products -- 1.2%
                    Johnson & Johnson Co. ..............................................        55,700         3,505,619
                    Novartis AG ADR.....................................................       125,900        10,058,302
                                                                                                            ------------
                                                                                                              60,354,402
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 6.2%
                    Aerospace & Military Technology -- 0.8%
                    Boeing Co. .........................................................       170,300         9,047,188

                    Business Services -- 0.0%
                    ACNielsen Corp.+....................................................           133             2,984
                    Cognizant Corp.+....................................................           400            17,150
                    Dun & Bradstreet Corp. .............................................           400            11,200
                    Waste Management, Inc. .............................................         1,400            34,475

                                                           ---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Electrical Equipment -- 0.1%
                    General Electric Co. ...............................................        12,200    $      899,750

                    Machinery -- 1.1%
                    Smith International, Inc.+..........................................       194,200        12,428,800

                    Transportation -- 4.2%
                    Burlington Northern Santa Fe........................................       273,400        25,016,100
                    Illinois Central Corp. .............................................       211,650         7,632,628
                    Union Pacific Corp. ................................................       253,400        15,204,000
                                                                                                            ------------
                                                                                                              70,294,275
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 5.6%
                    Broadcasting & Media -- 2.8%
                    AirTouch Communications, Inc.+......................................       413,600        16,233,800
                    Gannett Co., Inc. ..................................................       188,600        10,950,588
                    Tribune Co. ........................................................        89,800         5,062,475
                    Washington Post Co., Class B........................................           100            45,525

                    Leisure & Tourism -- 2.8%
                    McDonald's Corp. ...................................................       661,800        32,097,300
                                                                                                            ------------
                                                                                                              64,389,688
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 13.9%
                    Communication Equipment -- 0.2%
                    Molex, Inc. ........................................................        66,225         2,520,689

                    Computers & Business Equipment -- 7.3%
                    Hewlett-Packard Co. ................................................       630,900        38,524,332
                    International Business Machines Corp. ..............................       405,200        44,394,725

                    Electronics -- 5.0%
                    Intel Corp. ........................................................       154,400        11,985,300
                    Motorola, Inc. .....................................................       233,200        14,662,450
                    Novellus Systems, Inc.+.............................................       188,600         7,096,075
                    Texas Instruments, Inc. ............................................       472,000        23,246,000

                    Telecommunications -- 1.4%
                    360 Communications Co.+.............................................       298,600         5,748,050
                    Globalstar Telecommunications Ltd.+.................................        21,148         1,048,148
                    Loral Space & Communications Corp.+.................................        83,200         1,846,000
                    Qwest Communications International, Inc.+...........................       129,500         7,073,937
                                                                                                            ------------
                                                                                                             158,145,706
                                                                                                            ------------
                    MATERIALS -- 1.0%
                    Chemicals -- 0.0%
                    Dow Chemical Co. ...................................................           600            59,250

                    Forest Products -- 0.0%
                    International Paper Co. ............................................         1,300            61,669
                    Union Camp Corp. ...................................................         2,000           120,125

                    Metals & Minerals -- 1.0%
                    Martin Marietta Materials, Inc. ....................................       312,300        10,813,387
                                                                                                            ------------
                                                                                                              11,054,431
                                                                                                            ------------
                    REAL ESTATE -- 4.0%
                    Real Estate Companies -- 0.8%
                    Crescent Operating, Inc.+...........................................        45,330           759,277
                    The Rouse Co. ......................................................       272,700         8,590,050

---------------------

                                          COMMON STOCK (continued)                           SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    REAL ESTATE (continued)
                    Real Estate Investment Trusts -- 3.2%
                    Crescent Real Estate Equities Co. ..................................       449,400    $   17,301,900
                    Federal Realty Investment Trust.....................................        47,800         1,203,963
                    General Growth Properties...........................................       224,500         8,278,437
                    Kimco Realty Corp. .................................................        10,550           362,656
                    Saul Centers, Inc. .................................................        30,500           537,563
                    Simon DeBartolo Group, Inc. ........................................           400            13,075
                    United Dominion Realty Trust, Inc. .................................        52,200           766,688
                    Vornado Realty Trust................................................       159,400         7,143,112
                    Weingarten Realty Investors.........................................        15,200           633,650
                                                                                                            ------------
                                                                                                              45,590,371
                                                                                                            ------------
                    UTILITIES -- 0.0%
                    Electric Utilities -- 0.0%
                    Carolina Power & Light Co. .........................................           900            33,637
                    Duke Energy Corp. ..................................................         1,400            72,800
                    Edison International................................................           700            18,769
                    Enova Corp. ........................................................           500            13,000
                    New England Electric Systems........................................           500            20,625
                    Southern Co. .......................................................         1,600            38,400
                    Wisconsin Energy Corp. .............................................           800            21,600

                    Telephone -- 0.0%
                    SBC Communications, Inc. ...........................................         1,200            87,375
                                                                                                            ------------
                                                                                                                 306,206
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $765,631,967)..............................                   1,006,464,360
                                                                                                            ------------

                    PREFERRED STOCK -- 0.5%
                    -----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.3%
                    Banks -- 0.1%
                    Banc One Corp., Series convertible 3.50%............................         7,500           735,938

                    Financial Services -- 0.2%
                    Devon Financing Trust convertible 6.50%.............................        30,700         2,256,450
                                                                                                            ------------
                                                                                                               2,992,388
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.1%
                    Broadcasting & Media -- 0.1%
                    AirTouch Communications, Inc., Class C convertible 4.25%............        24,597         1,488,117
                                                                                                            ------------
                    REAL ESTATE -- 0.1%
                    Real Estate Companies -- 0.0%
                    Rouse Co., Series B 3.00%...........................................        10,000           500,000

                    Real Estate Investment Trusts -- 0.1%
                    Vornado Realty Trust, Series A 6.50%................................         9,100           609,131
                                                                                                            ------------
                                                                                                               1,109,131
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $4,810,031).............................                       5,589,636
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $770,441,998).....................                   1,012,053,997
                                                                                                            ------------

                                                           ---------------------

                                                                                            PRINCIPAL
                                       SHORT-TERM SECURITIES -- 11.0%                        AMOUNT            VALUE
                    -----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 11.0%
                    Federal Home Loan Mortgage Discount Notes 5.46% 12/01/97............   $12,275,000    $   12,275,000
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/02/97............    20,000,000        19,996,956
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/03/97............    26,080,000        26,072,060
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/05/97............    12,210,000        12,202,565
                    Federal Home Loan Mortgage Discount Notes 5.48% 12/10/97............    18,900,000        18,874,107
                    Federal National Mortgage Association Discount Notes 5.50%
                      12/11/97..........................................................    13,820,000        13,798,886
                    Federal National Mortgage Association Discount Notes 5.60%
                      12/11/97..........................................................    22,920,000        22,884,347
                                                                                                          ---------------
                    TOTAL SHORT-TERM SECURITIES (cost $126,103,921).....................                     126,103,921
                                                                                                          ---------------
                    TOTAL INVESTMENTS --
                      (cost $896,545,919)                             99.8%                                1,138,157,918
                    Other assets less liabilities --                   0.2                                     1,895,369
                                                                     -----                                --------------
                    NET ASSETS --                                    100.0%                               $1,140,053,287
                                                                     =====                                ==============

              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 94.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 13.1%
                    Apparel & Textiles -- 0.9%
                    Liz Claiborne, Inc...................................................        40,800    $  2,050,200

                    Housing -- 0.9%
                    Masco Corp...........................................................        44,700       2,106,488

                    Retail -- 11.3%
                    Consolidated Stores Corp.+...........................................        57,750       2,808,094
                    Costco Cos., Inc.+...................................................        83,000       3,677,937
                    CVS Corp.............................................................        87,139       5,783,851
                    Dayton Hudson Corp...................................................        41,700       2,770,444
                    Safeway, Inc.+.......................................................        27,300       1,658,475
                    TJX Cos., Inc........................................................        67,000       2,311,500
                    Wal-Mart Stores, Inc.................................................       131,700       5,259,769
                    Walgreen Co..........................................................        75,100       2,417,281
                                                                                                           -------------
                                                                                                             30,844,039
                                                                                                           -------------
                    CONSUMER STAPLES -- 8.6%
                    Food, Beverage & Tobacco -- 3.3%
                    Campbell Soup Co.....................................................        29,400       1,646,400
                    Coca-Cola Enterprises, Inc...........................................        79,900       2,441,944
                    ConAgra, Inc.........................................................        64,000       2,300,000
                    Sara Lee Corp........................................................        26,300       1,390,612

                    Household Products -- 5.3%
                    Clorox Co............................................................        35,200       2,732,400
                    Colgate-Palmolive Co.................................................        37,300       2,492,106
                    Estee Lauder Cos., Inc., Class A.....................................        22,500       1,205,156
                    Procter & Gamble Co..................................................        78,600       5,998,163
                                                                                                           -------------
                                                                                                             20,206,781
                                                                                                           -------------
                    ENERGY -- 6.2%
                    Energy Services -- 3.9%
                    Halliburton Co.......................................................        86,400       4,660,200
                    Schlumberger Ltd.....................................................        55,800       4,593,038

                    Energy Sources -- 2.3%
                    Exxon Corp...........................................................        56,500       3,446,500
                    Mobil Corp...........................................................        26,700       1,920,731
                                                                                                           -------------
                                                                                                             14,620,469
                                                                                                           -------------
                    FINANCE -- 16.6%
                    Banks -- 4.6%
                    Banc One Corp........................................................        12,000         616,500
                    BankAmerica Corp.....................................................        68,900       5,029,700
                    Barnett Banks, Inc...................................................        19,200       1,351,200
                    Comerica, Inc........................................................        33,000       2,811,187
                    Fifth Third Bancorp..................................................         9,400         662,700
                    SunTrust Banks, Inc..................................................         5,800         411,800

                    Financial Services -- 9.6%
                    American Express Co..................................................        64,100       5,055,888
                    Associates First Capital Corp. Class A...............................         7,400         475,450
                    Franklin Resources, Inc..............................................        19,600       1,761,550
                    MBNA Corp............................................................       125,925       3,344,883

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Morgan Stanley, Dean Witter, Discover & Co...........................        41,700    $  2,264,831
                    Travelers Group, Inc.................................................       105,000       5,302,500
                    Washington Mutual, Inc...............................................        62,400       4,313,400

                    Insurance -- 2.4%
                    American International Group, Inc....................................        32,350       3,261,285
                    Conseco, Inc.........................................................        49,700       2,314,156
                                                                                                           -------------
                                                                                                             38,977,030
                                                                                                           -------------
                    HEALTHCARE -- 13.1%
                    Drugs -- 12.0%
                    Bristol-Myers Squibb Co..............................................        59,600       5,580,050
                    Cardinal Health, Inc.................................................        26,100       1,977,075
                    Lilly (Eli) & Co.....................................................        50,500       3,184,656
                    Merck & Co., Inc.....................................................        44,300       4,189,119
                    Pfizer, Inc..........................................................        72,300       5,259,825
                    Schering-Plough Corp.................................................        52,100       3,266,019
                    Warner-Lambert Co....................................................        33,100       4,629,862

                    Health Services -- 1.1%
                    HEALTHSOUTH Corp.+...................................................       100,100       2,627,625

                    Medical Products -- 0.0%
                    Guidant Corp.........................................................         1,700         109,225
                                                                                                           -------------
                                                                                                             30,823,456
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 10.1%
                    Business Services -- 1.1%
                    Quintiles Transnational Corp.+.......................................        13,300       1,039,063
                    USA Waste Services, Inc.+............................................        43,300       1,431,606

                    Electrical Equipment -- 5.0%
                    General Electric Co..................................................       116,000       8,555,000
                    Westinghouse Electric Corp...........................................       102,900       3,087,000

                    Machinery -- 0.9%
                    Ingersoll-Rand Co....................................................        54,400       2,223,600

                    Multi-Industry -- 3.1%
                    Textron, Inc.........................................................        49,600       2,932,600
                    Tyco International Ltd...............................................       110,200       4,325,350
                                                                                                           -------------
                                                                                                             23,594,219
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 5.1%
                    Broadcasting & Media -- 2.9%
                    Gannett Co., Inc.....................................................        89,600       5,202,400
                    Interpublic Group of Cos., Inc.......................................        35,600       1,706,575

                    Leisure & Tourism -- 2.2%
                    Carnival Corp., Class A..............................................        36,300       1,962,469
                    Marriott International, Inc..........................................        44,000       3,187,250
                                                                                                           -------------
                                                                                                             12,058,694
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 19.5%
                    Communication Equipment -- 1.7%
                    Ericsson (L.M.) Telephone Co. ADR Class B............................        46,900       1,896,519
                    Tellabs, Inc.+.......................................................        40,900       2,126,800

                    Computers & Business Equipment -- 3.8%
                    Compaq Computer Corp.+...............................................        41,100       2,566,181
                    Dell Computer Corp.+.................................................        25,500       2,146,781

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Computers & Business Equipment (continued)
                    EMC Corp.+...........................................................        93,200    $  2,825,125
                    Hewlett-Packard Co...................................................        18,200       1,111,338
                    Pitney Bowes, Inc....................................................         2,300         193,344

                    Electronics -- 2.4%
                    Applied Materials, Inc.+.............................................        34,600       1,141,800
                    Motorola, Inc........................................................        40,300       2,533,862
                    Texas Instruments, Inc...............................................        39,200       1,930,600

                    Software -- 10.3%
                    BMC Software, Inc.+..................................................        53,000       3,438,375
                    Computer Associates International, Inc...............................        70,650       3,678,216
                    Compuware Corp.+.....................................................        53,800       1,879,638
                    HBO & Co. ...........................................................        69,500       3,118,812
                    Microsoft Corp.+.....................................................        51,900       7,343,850
                    Parametric Technology Corp.+.........................................        37,400       1,891,038
                    PeopleSoft, Inc.+....................................................        43,400       2,839,987

                    Telecommunications -- 1.3%
                    Lucent Technologies, Inc.............................................        30,200       2,419,775
                    Tele-Communications TCI Ventures Group, Series A+....................        25,900         585,987
                                                                                                           -------------
                                                                                                             45,668,028
                                                                                                           -------------
                    UTILITIES -- 2.5%
                    Telephone -- 2.5%
                    SBC Communications, Inc..............................................        16,300       1,186,844
                    Sprint Corp..........................................................        77,900       4,562,018
                                                                                                           -------------
                                                                                                              5,748,862
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $176,927,574)......................                   222,541,578
                                                                                                           -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 5.2%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 5.2%
                    Agreement with SBC Warburg, bearing interest of 5.67% dated 11/28/97, to be repurchased 12/1/97 in the amount of $12,233,778 and collateralized by $8,233,000 U.S. Treasury Notes 10.625% due
                      08/15/15 approximate aggregate value $12,473,023 (cost
                      $12,228,000).......................................................   $12,228,000      12,228,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $189,155,574)                                  100.0%                           234,769,578
                    Liabilities in excess of other assets --                 0.0                                (43,364)
                                                                          ------                           -------------
                    NET ASSETS --                                          100.0%                          $234,726,214
                                                                          ======                           =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 98.6%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 8.1%
                    Housing -- 1.7%
                    Home Depot, Inc. .....................................................       65,000    $  3,635,937

                    Retail -- 6.4%
                    Borders Group, Inc.+..................................................       50,000       1,428,125
                    CVS Corp. ............................................................       60,000       3,982,500
                    Rite Aid Corp. .......................................................       62,400       4,102,800
                    Safeway, Inc.+........................................................       75,500       4,586,625
                                                                                                           ------------
                                                                                                             17,735,987
                                                                                                           ------------
                    CONSUMER STAPLES -- 6.7%
                    Food, Beverage & Tobacco -- 2.6%
                    Philip Morris Cos., Inc. .............................................      132,500       5,763,750

                    Household Products -- 4.1%
                    Colgate-Palmolive Co. ................................................       34,000       2,271,625
                    Gillette Co. .........................................................       48,600       4,486,388
                    Sunbeam Corp. ........................................................       47,700       2,101,781
                                                                                                           ------------
                                                                                                             14,623,544
                                                                                                           ------------
                    ENERGY -- 12.4%
                    Energy Services -- 8.4%
                    BJ Services Co.+......................................................       26,000       1,867,125
                    Cooper Cameron Corp.+.................................................       14,400         877,500
                    Diamond Offshore Drilling, Inc. ......................................       34,900       1,740,637
                    Halliburton Co. ......................................................       64,900       3,500,544
                    Nabors Industries, Inc.+..............................................       36,600       1,283,287
                    Noble Drilling Corp.+.................................................       30,600         919,913
                    Rowan Cos., Inc.+.....................................................       27,600         938,400
                    Santa Fe International Corp.+.........................................       30,100       1,262,319
                    Schlumberger Ltd. ....................................................       49,100       4,041,544
                    Transocean Offshore, Inc. ............................................       39,700       1,883,269

                    Energy Sources -- 4.0%
                    Elf Aquitaine SA ADR..................................................       52,800       3,022,800
                    Tosco Corp. ..........................................................      105,000       3,419,062
                    YPF Sociedad Anonima ADR..............................................       66,300       2,225,194
                                                                                                           ------------
                                                                                                             26,981,594
                                                                                                           ------------
                    FINANCE -- 15.8%
                    Banks -- 8.4%
                    AmSouth Bancorp. .....................................................       10,000         520,625
                    Banco Rio de La Plata SA ADR+.........................................       65,000         816,563
                    BankAmerica Corp. ....................................................       57,200       4,175,600
                    BankBoston Corp. .....................................................       36,900       3,288,712
                    Citicorp..............................................................       22,000       2,638,625
                    Fleet Financial Group, Inc. ..........................................        1,900         125,519
                    Mellon Bank Corp. ....................................................       65,000       3,684,687
                    NationsBank Corp. ....................................................       51,500       3,093,219

                    Financial Services -- 4.9%
                    American Express Co. .................................................       40,000       3,155,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Compass Bancshares, Inc. .............................................       14,200    $    568,000
                    Franklin Resources, Inc. .............................................        4,100         368,487
                    Merrill Lynch & Co., Inc. ............................................       30,000       2,105,625
                    Price (T. Rowe) Associates, Inc. .....................................       10,100         656,500
                    Travelers Group, Inc. ................................................       75,000       3,787,500

                    Insurance -- 2.5%
                    Allstate Corp. .......................................................       45,000       3,864,375
                    Hartford Financial Services, Inc. ....................................       18,400       1,541,000
                                                                                                           ------------
                                                                                                             34,390,037
                                                                                                           ------------
                    HEALTHCARE -- 18.1%
                    Drugs -- 13.6%
                    Bristol-Myers Squibb Co. .............................................       36,700       3,436,038
                    Cardinal Health, Inc. ................................................       44,500       3,370,875
                    Elan Corp. PLC ADR+...................................................       22,300       1,176,325
                    Lilly (Eli) & Co. ....................................................       49,700       3,134,206
                    Pfizer, Inc. .........................................................      106,200       7,726,050
                    SmithKline Beecham PLC ADR............................................       90,000       4,466,250
                    Warner-Lambert Co. ...................................................       31,900       4,462,012
                    Watson Pharmaceuticals, Inc.+.........................................       66,300       1,972,425

                    Health Services -- 1.0%
                    HEALTHSOUTH Corp.+....................................................       83,900       2,202,375

                    Medical Products -- 3.5%
                    Centocor, Inc.+.......................................................       37,800       1,644,300
                    Guidant Corp. ........................................................       56,400       3,623,700
                    Medtronic, Inc. ......................................................       49,400       2,358,850
                                                                                                           ------------
                                                                                                             39,573,406
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 6.1%
                    Electrical Equipment -- 2.1%
                    General Electric Co. .................................................       62,500       4,609,375

                    Machinery -- 1.0%
                    Deere & Co. ..........................................................       41,100       2,252,794

                    Multi-Industry -- 2.1%
                    Tyco International Ltd. ..............................................      115,000       4,513,750

                    Transportation -- 0.9%
                    Federal Express Corp.+................................................       30,000       2,011,875
                                                                                                           ------------
                                                                                                             13,387,794
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 4.6%
                    Broadcasting & Media -- 4.6%
                    AirTouch Communications, Inc.+........................................      139,700       5,483,225
                    Chancellor Media Corp.+...............................................       20,800       1,249,300
                    Liberty Media Group Corp., Class A+...................................       97,700       3,297,375
                                                                                                           ------------
                                                                                                             10,029,900
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 23.8%
                    Communication Equipment -- 1.4%
                    CIENA Corp.+..........................................................       57,000       3,078,000

                    Computers & Business Equipment -- 8.0%
                    EMC Corp.+............................................................      113,000       3,425,313
                    International Business Machines Corp. ................................      106,800      11,701,275
                    Staples, Inc.+........................................................       83,500       2,353,656

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 7.9%
                    Adaptec, Inc.+........................................................       66,400    $  3,286,800
                    Linear Technology Corp. ..............................................       16,400       1,055,750
                    National Semiconductor Corp.+.........................................       92,200       3,054,125
                    Philips Electronics NV ADR............................................      113,200       7,584,400
                    Texas Instruments, Inc. ..............................................       45,000       2,216,250

                    Software -- 5.4%
                    BMC Software, Inc.+...................................................       35,200       2,283,600
                    Cisco Systems, Inc.+..................................................       33,500       2,889,375
                    Compuware Corp.+......................................................       67,400       2,354,787
                    HBO & Co.+............................................................       75,100       3,370,112
                    J.D. Edwards & Co.+...................................................        6,000         205,500
                    Yahoo!, Inc.+.........................................................       12,100         618,613

                    Telecommunications -- 1.1%
                    Lucent Technologies, Inc. ............................................       31,700       2,539,963
                                                                                                           ------------
                                                                                                             52,017,519
                                                                                                           ------------
                    MATERIALS -- 0.5%
                    Chemicals -- 0.5%
                    Solutia, Inc. ........................................................       49,000       1,117,813
                                                                                                           ------------
                    UTILITIES -- 2.5%
                    Telephone -- 2.5%
                    AT&T Corp. ...........................................................       99,300       5,548,387
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $190,643,244).......................                  215,405,981
                                                                                                           ------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 1.0%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 1.0%
                    International Lease Finance Corp. 5.52% due 12/2/97...................   $1,615,000       1,614,752
                    Koch Industries 5.53% due 12/1/97.....................................      600,000         600,000
                                                                                                           ------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $2,214,752)....................                    2,214,752
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $2,214,752).........................                    2,214,752
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $192,857,996)                              99.6%                                217,620,733
                    Other assets less liabilities --                    0.4                                     875,085
                                                                     ------                                ------------
                    NET ASSETS --                                     100.0%                               $218,495,818
                                                                     ======                                ============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 95.7%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.7%
                    Automotive -- 0.7%
                    Ford Motor Co.........................................................      104,900    $  4,510,700

                    Housing -- 3.8%
                    Home Depot, Inc.......................................................      482,600      26,995,438

                    Retail -- 2.2%
                    Dayton Hudson Corp....................................................      138,900       9,228,169
                    Kohl's Corp.+.........................................................       90,300       6,535,462
                                                                                                           ------------
                                                                                                             47,269,769
                                                                                                           ------------
                    CONSUMER STAPLES -- 8.1%
                    Food, Beverage & Tobacco -- 6.9%
                    Campbell Soup Co......................................................      106,400       5,958,400
                    Coca-Cola Co..........................................................      157,600       9,850,000
                    Philip Morris Cos., Inc...............................................      758,400      32,990,400

                    Household Products -- 1.2%
                    Colgate-Palmolive Co..................................................       37,000       2,472,062
                    Gillette Co...........................................................       60,600       5,594,138
                                                                                                           ------------
                                                                                                             56,865,000
                                                                                                           ------------
                    ENERGY -- 1.7%
                    Energy Services -- 1.5%
                    Halliburton Co........................................................      193,100      10,415,331

                    Energy Sources -- 0.2%
                    Texaco, Inc...........................................................       21,700       1,226,050
                                                                                                           ------------
                                                                                                             11,641,381
                                                                                                           ------------
                    FINANCE -- 24.3%
                    Banks -- 7.8%
                    Chase Manhattan Corp..................................................       98,594      10,709,773
                    Citicorp..............................................................      168,700      20,233,456
                    NationsBank Corp......................................................      107,200       6,438,700
                    Norwest Corp..........................................................      262,040       9,810,122
                    U.S. Bancorp..........................................................       70,275       7,558,955

                    Financial Services -- 14.7%
                    Associates First Capital Corp., Class A...............................       70,300       4,516,775
                    Federal National Mortgage Association.................................      261,100      13,789,344
                    First Data Corp.......................................................      153,400       4,343,138
                    Household International, Inc..........................................       48,600       6,123,600
                    MBNA Corp.............................................................    1,126,500      29,922,656
                    Merrill Lynch & Co., Inc..............................................      238,900      16,767,794
                    Morgan Stanley, Dean Witter, Discover & Co............................      403,800      21,931,387
                    Washington Mutual, Inc................................................       88,000       6,083,000

                    Insurance -- 1.8%
                    American International Group, Inc.....................................       51,100       5,151,519
                    Progressive Corp......................................................       76,100       7,762,200
                                                                                                           ------------
                                                                                                            171,142,419
                                                                                                           ------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 11.5%
                    Drugs -- 8.5%
                    Merck & Co., Inc......................................................      259,200    $ 24,510,600
                    Pfizer, Inc...........................................................      193,000      14,040,750
                    Schering-Plough Corp..................................................      337,100      21,131,956

                    Health Services -- 2.9%
                    United Healthcare Corp................................................      392,800      20,450,150

                    Medical Products -- 0.1%
                    Medtronic, Inc........................................................       25,000       1,193,750
                                                                                                           ------------
                                                                                                             81,327,206
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 7.1%
                    Machinery -- 0.1%
                    Applied Materials, Inc.+..............................................       35,800       1,181,400

                    Multi-Industry -- 7.0%
                    Tyco International Ltd................................................      778,000      30,536,500
                    United Technologies Corp..............................................      249,100      18,666,931
                                                                                                           ------------
                                                                                                             50,384,831
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 9.7%
                    Broadcasting & Media -- 3.5%
                    AirTouch Communications, Inc.+........................................      497,500      19,526,875
                    Liberty Media Group Corp., Class A+...................................      144,600       4,880,250

                    Leisure & Tourism -- 6.2%
                    Disney (Walt) Co......................................................      112,400      10,670,975
                    KLM Royal Dutch Air Lines NV ADR......................................       53,100       1,911,600
                    Northwest Airlines Corp. Class A+.....................................      273,200      11,337,800
                    UAL Corp.+............................................................      235,200      19,992,000
                                                                                                           ------------
                                                                                                             68,319,500
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 24.3%
                    Communication Equipment -- 7.6%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR...................      387,500      15,669,531
                    Nokia Corp., Class A ADR..............................................      457,400      38,021,375

                    Computers & Business Equipment -- 8.2%
                    Compaq Computer Corp..................................................      486,800      30,394,575
                    Dell Computer Corp.+..................................................      322,100      27,116,794

                    Electronics -- 2.0%
                    Intel Corp............................................................       55,300       4,292,663
                    KLA-Tencor Corp.+.....................................................      100,900       3,909,875
                    Texas Instruments, Inc................................................      126,600       6,235,050

                    Software -- 5.5%
                    Cisco Systems, Inc.+..................................................      298,500      25,745,625
                    Microsoft Corp.+......................................................       72,600      10,272,900
                    Oracle Systems Corp.+.................................................       74,600       2,485,112

                    Telecommunications -- 1.0%
                    Lucent Technologies, Inc..............................................       86,500       6,930,813
                                                                                                           ------------
                                                                                                            171,074,313
                                                                                                           ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 2.3%
                    Telephone -- 2.3%
                    MCI Communications Corp...............................................      355,200    $ 15,606,600
                    WorldCom, Inc.+.......................................................       19,900         636,800
                                                                                                           ------------
                                                                                                             16,243,400
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $593,295,973)................................                  674,267,819
                                                                                                           ------------
                    WARRANTS -- 3.4%+
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 3.4%
                    Electronics -- 3.4%
                    Intel Corp. 3/14/98 (cost $3,321,125).................................      422,000      24,027,625
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $596,617,098).......................                  698,295,444
                                                                                                           ------------
                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES -- 1.3%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 1.2%
                    Cayman Island Time Deposit with State Street Bank & Trust Co. 5.25%
                      due 12/01/97 @......................................................   $8,674,000       8,674,000
                                                                                                           ------------
                    U.S. GOVERNMENT -- 0.1%
                    United States Treasury Bills 4.91% due 12/18/97 @.....................      300,000         299,304
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $8,973,304).........................                    8,973,304
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $605,590,402)                                            100.4%                 707,268,748
                    Liabilities in excess of other assets --                          (0.4)                  (2,735,481)
                                                                                    ------                 ------------
                    NET ASSETS --                                                    100.0%                $704,533,267
                                                                                    ======                 ============

              -----------------------------

              +  Non-income producing securities

              ADR -- American Depository Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ------------------------------------------------------------------------------------------------------------

                    NUMBER OF                                    EXPIRATION        VALUE AT         VALUE AS OF       UNREALIZED
                    CONTRACTS            DESCRIPTION                DATE          TRADE DATE     NOVEMBER 30, 1997   DEPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                                Standard & Poor's 500
                     24 Long    Index........................  December 1997      $  5,736,900      $ 5,729,400        $ (7,500)
                                                                                                                     ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 95.1%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.3%
                    Telecommunications Argentina ADR, Class B (Information Technology)...        30,000    $    920,625
                                                                                                           ------------
                    AUSTRALIA -- 0.6%
                    Goodman Fielder Wattie Ltd. (Consumer Staples).......................       900,328       1,352,536
                    Normandy Mining Ltd. (Materials).....................................       658,000         566,138
                                                                                                           ------------
                                                                                                              1,918,674
                                                                                                           ------------
                    BELGIUM -- 1.0%
                    Barco NV (Industrial & Commercial)...................................         8,989       1,679,979
                    Bekaert SA (Industrial & Commercial).................................         2,700       1,678,943
                                                                                                           ------------
                                                                                                              3,358,922
                                                                                                           ------------
                    BRAZIL -- 0.2%
                    Telecomunicacoes Brasileirassa SA ADR (Information Technology).......         6,000         626,250
                                                                                                           ------------
                    DENMARK -- 0.7%
                    Den Danske Bank (Finance)+...........................................         7,300         866,769
                    Sophus Berendsen A/S, Series AB (Industrial & Commercial)............         9,000       1,407,842
                                                                                                           ------------
                                                                                                              2,274,611
                                                                                                           ------------
                    FINLAND -- 1.8%
                    Enso Oy, Series R (Materials)........................................       203,000       1,781,987
                    Huhtamaki Oy (Industrial & Commercial)...............................        19,100         816,829
                    Nokia Corp. AB, Class A ADR (Information Technology).................        35,569       2,862,146
                    Orion-yhtyma OY Series B (Healthcare)................................        21,000         807,488
                                                                                                           ------------
                                                                                                              6,268,450
                                                                                                           ------------
                    FRANCE -- 5.3%
                    Banque Nationale de Paris (Finance)..................................        30,248       1,475,687
                    Compagnie de St. Gobain (Materials)..................................        16,786       2,280,483
                    Compagnie Francaise d'Etudes et de Construction Technip (Industrial &
                      Commercial)........................................................         6,500         673,860
                    Elf Aquitaine SA (Energy)............................................        15,070       1,748,675
                    L'Air Liquide SA (Materials).........................................        11,600       1,825,487
                    Pinault Printemps Redoute (Consumer Discretionary)...................         5,400       2,762,523
                    Schneider SA (Industrial & Commercial)+..............................        43,000       2,301,763
                    Societe Generale (Finance)+..........................................        16,554       2,176,055
                    Total SA, Series B (Energy)..........................................        28,030       2,943,879
                                                                                                           ------------
                                                                                                             18,188,412
                                                                                                           ------------
                    GERMANY -- 1.8%
                    Adidas AG (Consumer Discretionary)...................................        15,400       2,170,060
                    Continental AG (Consumer Discretionary)..............................        48,900       1,238,097
                    Merck KGAA (Healthcare)..............................................        40,200       1,463,476
                    Schmalbach-Lubeca AG (Materials).....................................         7,300       1,368,103
                                                                                                           ------------
                                                                                                              6,239,736
                                                                                                           ------------
                    HONG KONG -- 2.1%
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       274,000       1,931,749
                    CITIC Pacific Ltd. (Information & Entertainment).....................       368,000       1,466,230
                    Dickson Concept Industries Ltd. (Industrial & Commercial)............       223,000         418,289

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG (continued)
                    HSBC Holdings PLC (Finance)+.........................................        57,473    $  1,386,585
                    Sun Hung Kai Properties Ltd. (Real Estate)+..........................       244,000       1,862,282
                                                                                                           ------------
                                                                                                              7,065,135
                                                                                                           ------------
                    INDONESIA -- 0.4%
                    PT Indostat alien shares (Information Technology)+...................       350,000         794,037
                    PT Telekomunikasi Indonesia, Series B alien shares (Information
                      Technology)........................................................       559,000         409,959
                    PT Telekomunikasi Indonesia ADR (Information Technology).............         6,000          87,750
                    PT Tempo Scan Pacific (Healthcare)...................................       310,000         118,986
                                                                                                           ------------
                                                                                                              1,410,732
                                                                                                           ------------
                    ITALY -- 2.0%
                    Credito Italiano SpA (Finance).......................................     1,190,000       3,258,179
                    Istituto Mobiliare Italiano (Finance)................................        63,900         667,644
                    Telecom Italia Mobile SpA (Information Technology)...................       230,000         931,284
                    Telecom Italia SpA (Information Technology)..........................       344,111       2,145,266
                                                                                                           ------------
                                                                                                              7,002,373
                                                                                                           ------------
                    JAPAN -- 13.9%
                    Advantest Corp. (Information Technology).............................        28,900       1,999,506
                    Bank of Tokyo-Mitsubishi Ltd. (Finance)+.............................        91,300       1,323,448
                    Canon, Inc. (Information Technology).................................        60,000       1,447,992
                    Daito Trust Construction Co. (Industrial & Commercial)...............        95,130         614,199
                    Daiwa Securities Co., Ltd. (Finance).................................       375,000       1,307,542
                    Fujitec Co. (Information Technology).................................       102,000         505,105
                    Fujitsu Ltd. (Information Technology)................................       220,000       2,465,034
                    Hirose Electric Co., Ltd. (Industrial & Commercial)..................        12,000         721,175
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        69,000       2,497,787
                    Hoya Corp. (Healthcare)..............................................        28,000         855,632
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................        40,000         695,789
                    Kuraray Co., Ltd. (Materials)........................................        80,000         689,520
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................       680,000       1,145,544
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................        25,000       1,310,480
                    Makita Corp. (Industrial & Commercial)...............................       166,000       1,964,035
                    Nichiei Co., Ltd. (Materials)........................................        18,100       1,985,504
                    Nintendo Co., Ltd. (Information & Entertainment).....................        15,900       1,644,505
                    Olympus Optical Co. (Information & Entertainment)....................       130,000         951,381
                    Omron Corp. (Industrial & Commercial)................................       106,000       1,810,617
                    Rohm Co. (Information Technology)....................................        36,000       3,554,163
                    Santen Pharmaceutical Co. (Healthcare)+..............................        61,320         840,823
                    Shiseido Co., Ltd. (Consumer Staples)................................        66,000         894,652
                    Sony Corp. (Information Technology)..................................        43,000       3,672,478
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........       132,000       1,768,619
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        40,000       1,002,938
                    TDK Corp. (Information Technology)...................................        48,000       3,911,459
                    Terumo Corp. (Healthcare)............................................       123,000       1,927,522
                    Yamaha Motor Co. (Consumer Discretionary)............................       209,000       1,398,519
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................       112,000       2,720,470
                                                                                                           ------------
                                                                                                             47,626,438
                                                                                                           ------------
                    KOREA -- 0.0%
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        11,000         183,563
                                                                                                           ------------
                    MEXICO -- 0.6%
                    Fomento Economico Mexicano SA de CV, Class B (Consumer Staples)+.....       155,000       1,256,833
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)..........        26,000         890,500
                                                                                                           ------------
                                                                                                              2,147,333
                                                                                                           ------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    NETHERLANDS -- 4.2%
                    Akzo Nobel NV (Materials)+...........................................        19,810    $  3,484,917
                    ASM Lithography Holdings NV (Industrial & Commercial)................        38,000       2,395,914
                    ING Groep NV (Finance)...............................................        65,025       2,643,798
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)...........        35,000       1,259,246
                    Philips Electronics NV (Information Technology)......................        18,000       1,189,252
                    Stork NV (Industrial & Commercial)...................................        45,600       1,670,447
                    Wolters Kluwer NV (Information & Entertainment)+.....................        12,500       1,654,884
                                                                                                           ------------
                                                                                                             14,298,458
                                                                                                           ------------
                    NORWAY -- 0.7%
                    Bergesen d.y. ASA, Class A (Industrial & Commercial).................        67,000       1,718,928
                    Den Norske Bank ASA (Finance)........................................       152,000         646,773
                                                                                                           ------------
                                                                                                              2,365,701
                                                                                                           ------------
                    PHILIPPINES -- 0.0%
                    Manila Electric Co., Class B (Utilities).............................        12,771          44,214
                                                                                                           ------------
                    SPAIN -- 1.5%
                    Banco Bilbao Vizcaya SA (Finance)....................................        40,500       1,223,610
                    Banco de Santander SA (Finance)......................................        21,000         635,169
                    Tabacalera SA, Series A (Consumer Staples)...........................        27,878       2,131,374
                    Telefonica de Espana SA (Utilities)..................................        42,500       1,225,606
                                                                                                           ------------
                                                                                                              5,215,759
                                                                                                           ------------
                    SWEDEN -- 1.3%
                    Ericsson L.M. Telecommunications Co., Classs B ADR (Information
                      Technology)........................................................        46,000       1,876,578
                    Volvo AB, Class B (Consumer Discretionary)...........................        62,700       1,672,758
                    Volvo AB, Class A (Consumer Discretionary)...........................        36,000         946,448
                                                                                                           ------------
                                                                                                              4,495,784
                                                                                                           ------------
                    SWITZERLAND -- 3.2%
                    Ciba Specialty Chemicals AG (Materials)+.............................        19,400       2,064,771
                    Nestle SA (Consumer Staples)+........................................         2,540       3,737,495
                    Novartis AG (Healthcare).............................................         1,300       2,077,009
                    Schindler Holding AG registered (Industrial & Commercial)............           400         454,482
                    Schindler Holding AG (Industrial & Commercial).......................           960       1,097,489
                    Zurich Versicherungsgesellschaft (Finance)...........................         3,480       1,464,441
                                                                                                           ------------
                                                                                                             10,895,687
                                                                                                           ------------
                    UNITED KINGDOM -- 8.6%
                    Bass PLC (Consumer Staples)+.........................................       190,800       2,739,060
                    Beazer Group PLC (Consumer Discretionary)............................       435,000       1,208,535
                    BPB Industries PLC (Materials).......................................        74,700         426,424
                    British Aerospace PLC (Industrial & Commercial)......................        79,100       2,158,848
                    British Airways PLC (Information & Entertainment)....................       140,000       1,269,716
                    British Petroleum Co. PLC (Energy)...................................        73,852       1,010,303
                    Compass Group PLC (Information & Entertainment)......................       204,400       2,440,644
                    Holliday Chemical Holdings PLC (Materials)...........................       334,860         978,394
                    HSBC Holdings PLC (Finance)..........................................        25,000         637,138
                    Kingfisher PLC (Consumer Discretionary)..............................        65,993         909,478
                    Ladbroke Group PLC (Information & Entertainment).....................       507,352       2,304,973
                    Lloyds TSB Group Ltd. PLC (Finance)..................................       187,000       2,131,815
                    Royal & Sun Alliance Insurance Group PLC (Finance)...................       187,967       1,692,049
                    Rugby Group PLC (Industrial & Commercial)............................       593,060       1,252,025
                    SmithKline Beecham PLC ADR (Healthcare)..............................        30,800       1,528,450
                    TI Group PLC (Industrial & Commercial)...............................        15,016         121,350
                    Tomkins PLC (Multi-industry).........................................       500,700       2,545,355

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    United News & Media PLC (Information & Entertainment)................        83,426    $  1,052,510
                    Whitbread PLC (Consumer Staples).....................................       210,000       2,968,581
                                                                                                           ------------
                                                                                                             29,375,648
                                                                                                           ------------
                    UNITED STATES -- 44.9%
                    Abbott Laboratories, Inc. (Healthcare)...............................        35,100       2,281,500
                    ADC Telecommunications, Inc. (Information Technology)+...............        74,000       2,751,875
                    AlliedSignal, Inc. (Industrial & Commercial).........................        75,800       2,814,075
                    American Express Co. (Finance).......................................        19,000       1,498,625
                    American International Group, Inc. (Finance).........................        27,600       2,782,425
                    Applied Materials, Inc. (Industrial & Commercial)+...................        48,200       1,590,600
                    Baker Hughes, Inc. (Energy)..........................................        45,000       1,884,375
                    Brunswick Corp. (Information & Entertainment)........................        45,000       1,504,688
                    Campbell Soup Co. (Consumer Staples).................................        72,100       4,037,600
                    Carnival Corp., Class A (Information & Entertainment)................        52,100       2,816,656
                    Chase Manhattan Corp. (Finance)......................................        34,100       3,704,112
                    Cisco Systems, Inc. (Information Technology)+........................        41,000       3,536,250
                    COMPAQ Computer, Corp. (Information Technology)+.....................        75,250       4,698,422
                    CUC International, Inc. (Industrial & Commercial)+...................       110,000       3,162,500
                    Dayton Hudson Corp. (Consumer Discretionary).........................        51,200       3,401,600
                    Dell Computer Corp. (Information Technology)+........................        35,200       2,963,400
                    Disney (Walt) Co. (Information & Entertainment)......................        41,600       3,949,400
                    DSC Communications Corp. (Information Technology)+...................       117,000       2,639,813
                    Federal Express Corp. (Industrial & Commercial)+.....................        48,000       3,219,000
                    First Union Corp. (Finance)..........................................        70,400       3,432,000
                    Gannett Co., Inc. (Information & Entertainment)......................        80,000       4,645,000
                    Gillette Co. (Consumer Staples)......................................        16,200       1,495,463
                    Halliburton Co. (Energy).............................................        53,400       2,880,262
                    Harley-Davidson, Inc. (Consumer Discretionary).......................        80,000       2,115,000
                    Hartford Financial Services, Inc. (Finance)..........................        15,900       1,331,625
                    Household International, Inc. (Finance)..............................        21,800       2,746,800
                    Intel Corp. (Information Technology).................................        35,000       2,716,875
                    Kroger Co. (Consumer Discretionary)+.................................        80,200       2,761,887
                    Liberty Media Group Corp., Class A (Information & Entertainment).....        91,550       3,089,812
                    Liz Claiborne, Inc. (Consumer Discretionary).........................        50,000       2,512,500
                    Lucent Technologies, Inc. (Information Technology)...................        40,176       3,219,102
                    MBIA, Inc. (Finance).................................................        34,000       2,137,750
                    MBNA Corp. (Finance).................................................       121,125       3,217,383
                    Medtronic, Inc. (Healthcare).........................................        42,200       2,015,050
                    Merck & Co., Inc. (Healthcare).......................................        38,600       3,650,112
                    Microsoft Corp. (Information Technology)+............................        13,200       1,867,800
                    Morgan Stanley, Dean Witter, Discover & Co. (Finance)................        62,300       3,383,669
                    Nautica Enterprises, Inc. (Consumer Discretionary)+..................        79,000       2,216,938
                    New York Times Co., Class A (Information & Entertainment)............        59,900       3,556,562
                    Oracle Systems Corp. (Information Technology)+.......................        58,050       1,933,791
                    PepsiCo, Inc. (Consumer Staples).....................................        40,000       1,475,000
                    Philip Morris Cos., Inc. (Consumer Staples)..........................       110,200       4,793,700
                    Praxair, Inc. (Materials)............................................        40,000       1,757,500
                    Procter & Gamble Co. (Consumer Staples)..............................        30,400       2,319,900
                    Schering-Plough Corp. (Healthcare)...................................        49,800       3,121,837
                    Schlumberger Ltd. (Energy)...........................................        14,400       1,185,300
                    Solectron Corp. (Information Technology)+............................        43,000       1,566,813
                    Sun Microsystems, Inc. (Information Technology)+.....................        27,000         972,000
                    Sunbeam Corp. (Consumer Staples).....................................        75,100       3,309,094
                    Texaco, Inc. (Energy)................................................        45,000       2,542,500
                    TJX Cos., Inc. (Consumer Discretionary)..............................        82,000       2,829,000
                    Transocean Offshore, Inc. (Energy)...................................        23,300       1,105,294
                    Travelers Group, Inc. (Finance)......................................        76,599       3,868,249
                    Tyco International Ltd. (Industrial & Commercial)....................       120,400       4,725,700

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    United States Industries, Inc. (Consumer Staples)+...................        80,400    $  2,070,300
                    USA Waste Services, Inc. (Industrial & Commercial)+..................        41,200       1,362,175
                    WorldCom, Inc. (Utilities)...........................................        64,300       2,057,600
                                                                                                           -------------
                                                                                                            153,224,259
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $287,982,927)...............................                   325,146,764
                                                                                                           -------------

                                           PREFERRED STOCK -- 0.8%
                    ----------------------------------------------------------------------------------------------------
                    GERMANY -- 0.8%
                    Henkel KGaA (Consumer Staples).......................................        22,160       1,362,146
                    ProSieben Media AG (Information & Entertainment).....................        26,658       1,278,858
                                                                                                           -------------
                                                                                                              2,641,004
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $2,330,689)..............................                     2,641,004
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $290,313,616)......................                   327,787,768
                                                                                                           -------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 3.4%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 3.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.25% due 12/01/97 (cost $11,473,000)..............................   $11,473,000      11,473,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $301,786,616)                                            99.3%                   339,260,768
                    Other assets less liabilities --                                  0.7                      2,378,426
                                                                                   ------                  -------------
                    NET ASSETS --                                                   100.0%                  $341,639,194
                                                                                   ======                  =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                    --------------------------------------------------------------------------
                         CONTRACT                  IN            DELIVERY     GROSS UNREALIZED
                        TO DELIVER            EXCHANGE FOR         DATE         APPRECIATION
                    --------------------------------------------------------------------------
                    JPY   3,060,300,000     USD   25,710,325      02/04/98      $  1,468,715
                                                                                 -----------
                                                                              GROSS UNREALIZED
                                                                                DEPRECIATION
                    --------------------------------------------------------------------------
                    FRF      70,000,000     USD   11,485,201      12/05/97          (378,320)
                                                                                 -----------
                          Net Unrealized Appreciation.....................      $  1,090,395
                                                                                 ===========

              -----------------------------

                  FRF  --   French Franc                      USD  --   United States Dollar
                  JPY  --   Japanese Yen

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH
    AND INCOME PORTFOLIO               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 93.4%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.9%
                    YPF Sociedad Anonima ADR (Energy).....................................        11,058    $   371,134
                                                                                                            ------------
                    AUSTRALIA -- 1.0%
                    Westpac Banking Corp. (Finance).......................................        71,000        445,553
                                                                                                            ------------
                    BRAZIL -- 0.6%
                    Petroleo Brasileiro SA ADR (Energy)(1)................................        10,798        236,206
                                                                                                            ------------
                    CANADA -- 2.4%
                    Bank of Nova Scotia (Finance).........................................        14,251        618,807
                    National Bank of Canada (Finance).....................................        28,163        413,246
                                                                                                            ------------
                                                                                                              1,032,053
                                                                                                            ------------
                    FRANCE -- 10.4%
                    Compagnie Generale des Eaux (Multi-industry)..........................         6,895        911,033
                    Elf Aquitaine SA (Energy).............................................         6,112        709,217
                    Lafarge SA (Materials)................................................         6,717        443,757
                    Michelin SA, Class B (Consumer Discretionary).........................        12,750        686,819
                    Renault SA (Consumer Discretionary)...................................         1,080         30,241
                    Scor (Finance)........................................................         7,423        319,262
                    Societe Generale (Finance)+...........................................         3,595        472,570
                    Television Francais (Information & Entertainment).....................         3,024        266,885
                    Total SA, Class B (Energy)............................................         6,022        632,467
                                                                                                            ------------
                                                                                                              4,472,251
                                                                                                            ------------
                    GERMANY -- 12.0%
                    Altana AG (Healthcare)................................................         1,870        129,050
                    Bayer AG (Multi-industry).............................................        24,006        888,501
                    Bayerische Motoren Werke AG (Consumer Discretionary)..................           949        708,723
                    Deutsche Bank AG (Finance)............................................         7,271        466,317
                    Deutsche Lufthansa AG (Information & Entertainment)...................        24,051        456,880
                    Deutsche Telekom AG (Information Technology)..........................        42,324        858,000
                    Deutsche Telekom AG, ADR (Information Technology).....................         2,800         57,225
                    Siemens AG (Industrial & Commercial)..................................         9,579        562,464
                    Thyssen AG (Materials)................................................         1,965        467,990
                    VEBA AG (Utilities)...................................................         9,405        558,914
                                                                                                            ------------
                                                                                                              5,154,064
                                                                                                            ------------
                    HONG KONG -- 1.8%
                    Dao Heng Bank Group Ltd. (Finance)....................................       119,000        281,709
                    Guoco Group Ltd. (Finance)............................................       130,000        303,546
                    HSBC Holdings PLC (Finance)+..........................................         8,000        193,007
                                                                                                            ------------
                                                                                                                778,262
                                                                                                            ------------
                    IRELAND -- 3.4%
                    Allied Irish Banks (Finance)..........................................       104,336        913,955
                    CRH PLC (Industrial & Commercial).....................................        45,403        532,537
                                                                                                            ------------
                                                                                                              1,446,492
                                                                                                            ------------
                    ITALY -- 2.1%
                    ENI SpA (Energy)......................................................       151,441        884,069
                                                                                                            ------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN -- 11.7%
                    Canon, Inc. (Information Technology)..................................        24,000    $   579,197
                    Fuji Photo Film Co., Ltd. (Materials).................................        13,000        467,542
                    Ito-Yokado Co., Ltd. (Consumer Discretionary).........................        10,000        451,322
                    KAO Corp. (Consumer Staples)..........................................        45,000        599,412
                    Kawasaki Steel Corp. (Materials)......................................       140,000        230,362
                    Matsushita Electric Works Ltd. (Information Technology)...............         6,000         48,893
                    NEC Corp. (Information Technology)....................................        38,000        401,959
                    Nikko Securities Co., Ltd. (Finance)..................................         3,000          9,168
                    Promise Co (Finance)..................................................        12,860        710,386
                    Ricoh Co. Ltd. (Industrial & Commercial)..............................        32,000        386,131
                    Sankyo Co., Ltd. (Healthcare).........................................        13,000        414,574
                    Sony Corp. (Information Technology)...................................         8,200        700,333
                                                                                                            ------------
                                                                                                              4,999,279
                                                                                                            ------------
                    MEXICO -- 1.1%
                    Cemex SA de CV (Materials)............................................        80,739        345,035
                    Fomento Economico Mexicano SA de CV, Class B (Consumer Staples)+......        13,300        108,330
                                                                                                            ------------
                                                                                                                453,365
                                                                                                            ------------
                    NETHERLANDS -- 8.6%
                    ABN Amro Holdings NV (Finance)........................................        17,944        342,212
                    Akzo Nobel NV (Materials)+............................................         5,247        923,037
                    ING Groep NV (Finance)................................................        14,515        590,153
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)............         8,326        299,557
                    Koninlijke PTT Nederland NV (Information Technology)..................         9,485        380,870
                    Philips Electronics NV (Information Technology).......................         8,840        584,055
                    SGS Thomson Microelectronics NV (Information Technology)..............         8,266        582,917
                                                                                                            ------------
                                                                                                              3,702,801
                                                                                                            ------------
                    NEW ZEALAND -- 0.1%
                    Telecommunications Corp. of New Zealand Ltd. (Information
                      Technology).........................................................         4,000         20,532
                                                                                                            ------------
                    NORWAY -- 1.6%
                    Den Norske Bank ASA (Finance).........................................       160,641        683,541
                                                                                                            ------------
                    PORTUGAL -- 1.2%
                    Electricidad de Portugal SA (Utilities)...............................           900         16,267
                    Portugal Telecom SA (Information Technology)..........................        11,001        506,705
                                                                                                            ------------
                                                                                                                522,972
                                                                                                            ------------
                    SINGAPORE -- 0.9%
                    Development Bank of Singapore Ltd. alien shares (Finance).............        42,000        395,170
                                                                                                            ------------
                    SPAIN -- 1.1%
                    Iberdrola SA (Utilities)..............................................        37,899        484,190
                                                                                                            ------------
                    SWEDEN -- 4.8%
                    Pharmacia & Upjohn, Inc. ADR (Healthcare).............................        29,930      1,034,943
                    Sandvik AB, Class B (Industrial & Commercial).........................         8,711        261,166
                    SKF AB Series B (Materials)...........................................        18,200        426,627
                    Svenska Cellulosa AB, Class B (Materials).............................        15,105        331,580
                                                                                                            ------------
                                                                                                              2,054,316
                                                                                                            ------------
                    SWITZERLAND -- 6.3%
                    Ciba Specialty Chemicals AG (Materials)+..............................         6,924        736,932
                    Julius Baer Holdings AG (Finance).....................................            54         88,056
                    Nestle SA (Consumer Staples)+.........................................           584        859,329
                    Schweizerische Bankgesellschaft (Finance)+............................           383        487,547
                    Schweiz Bankverein (Finance)+.........................................         1,770        508,357
                                                                                                            ------------
                                                                                                              2,680,221
                                                                                                            ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM -- 21.4%
                    B.A.T. Industries PLC (Multi-industry)................................       120,669    $ 1,084,205
                    Bass PLC (Consumer Staples)+..........................................        40,687        584,089
                    British Petroleum Co. PLC (Energy)....................................        38,857        531,568
                    BTR Ltd. PLC (Industrial & Commercial)................................       174,400        605,289
                    Cookson Group PLC (Materials).........................................       113,440        392,757
                    General Electric Co. PLC (Multi-industry).............................       137,295        893,888
                    Glaxo Wellcome PLC (Healthcare).......................................        30,039        659,528
                    National Westminster Bank PLC (Finance)...............................        42,279        641,217
                    Norwich Union PLC (Finance)+..........................................        14,275         86,311
                    P & O PLC (Industrial & Commercial)...................................        35,094        379,923
                    Rio Tinto PLC (Materials).............................................        44,209        533,852
                    Rolls Royce PLC (Consumer Discretionary)..............................       211,492        846,538
                    Scottish Power PLC (Utilities)........................................        60,624        491,462
                    Shell Transport & Trading Co. PLC (Energy)............................        61,935        421,546
                    Tomkins PLC (Multi-industry)..........................................        94,969        482,784
                    Unilever NV PLC (Consumer Staples)....................................        69,710        549,520
                                                                                                            ------------
                                                                                                              9,184,477
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $40,269,929).................................                   40,000,948
                                                                                                            ------------

                    PREFERRED STOCK -- 0.6%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.6%
                    Banco Bradesco SA (Finance) (cost $260,300)...........................    36,400,000        265,790
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $40,530,229)........................                   40,266,738
                                                                                                            ------------
                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES -- 4.7%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 4.7%
                    Federal Home Loan Mortgage Discount Notes 5.50% due 12/17/97..........   $ 1,000,000        997,556
                    Federal National Mortgage Association Discount Note 5.49% due
                      12/23/97............................................................     1,000,000        996,645
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,994,201).........................                    1,994,201
                                                                                                            ------------

                    REPURCHASE AGREEMENT -- 2.1%
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 2.1%
                    Agreement with SBC Warburg, bearing interest of 5.67% dated 11/28/97, to be repurchased 12/1/97 in the amount of $917,433 and
                      collateralized by $618,000 U.S. Treasury Notes 10.625% due 8/15/15
                      approximate aggregate value $936,272 (cost $917,000)................       917,000        917,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $43,441,430)                          100.8%                                     43,177,939
                    Liabilities in excess of other assets --       (0.8)                                       (333,977)
                                                                  ------                                   -------------
                    NET ASSETS --                                 100.0%                                    $42,843,962
                                                                  ======                                   =============

              -----------------------------

               +  Non-income producing securities

              (1) Fair valued security; see Note 2

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------
                        CONTRACT               IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER         EXCHANGE FOR         DATE         APPRECIATION

                    ----------------------------------------------------------------------
                    FRF      115,220     USD      19,723      12/31/97       $      161
                                                                            -----------
                                                                          GROSS UNREALIZED
                                                                            DEPRECIATION
                    ----------------------------------------------------------------------
                    *USD   1,694,423     FRF   9,920,000      02/11/98       $   (6,245)
                    *USD     631,992     FRF   3,700,000      02/11/98           (2,329)
                    *USD     529,507     FRF   3,100,000      02/11/98           (1,952)
                    *FRF   9,920,000     USD   1,602,585      02/11/98          (85,593)
                    *FRF   3,700,000     USD     603,953      02/11/98          (25,710)
                    *FRF   3,100,000     USD     524,175      02/11/98           (3,380)
                                                                             ----------
                                                                               (125,209)
                                                                             ----------
                           Net Unrealized Depreciation................       $ (125,048)
                                                                             ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  FRF  --   French Franc                      USD  --   United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 81.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 1.3%
                    Amcor Holdings Ltd. (Materials)......................................        15,900    $     71,115
                    Australian Gas Light Co., Ltd. (Utilities)...........................         7,400          49,773
                    Australian National Industries Ltd. (Materials)......................        21,500          19,232
                    Boral Ltd. (Industrial & Commercial).................................        29,125          73,586
                    Brambles Industries Ltd. (Industrial & Commercial)...................         5,400         103,273
                    Broken Hill Proprietary Co., Ltd. (Materials)........................        45,622         418,385
                    Burns Philp & Co., Ltd. (Consumer Staples)...........................        11,879           2,433
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        18,862         140,417
                    Coles Myer Ltd. (Consumer Discretionary).............................        26,138         128,508
                    Crown Ltd. (Information & Entertainment).............................        13,534           8,040
                    CSR Ltd. (Industrial & Commercial)...................................        26,900          88,170
                    Fosters Brewing Group Ltd. (Consumer Staples)........................        45,700          84,569
                    General Property Trust (Real Estate).................................        29,800          53,314
                    Gio Australia Holdings Ltd. (Finance)................................        23,374          56,502
                    Goodman Fielder Wattie Ltd. (Consumer Staples).......................        29,602          44,470
                    ICI Australia Ltd. (Materials).......................................         7,000          47,871
                    Leighton Holdings Ltd. (Industrial & Commercial).....................         6,000          23,353
                    Lend Lease Corp., Ltd. (Finance).....................................         5,849         119,420
                    M.I.M. Holdings Ltd. (Materials).....................................        34,347          24,861
                    National Australia Bank Ltd. (Finance)...............................        29,241         386,765
                    Newcrest Mining Ltd. (Materials).....................................         6,331           6,312
                    News Corp., Ltd. (Information & Entertainment).......................        43,658         233,129
                    Normandy Mining Ltd. (Materials).....................................        38,131          32,808
                    North Ltd. (Materials)...............................................        16,332          41,877
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        21,700          44,454
                    Pioneer International Ltd. (Industrial & Commercial)+................        22,200          58,363
                    Plutonic Resources Ltd. (Materials)..................................         5,500           8,000
                    Renison Goldfields Consolidated Ltd. (Materials).....................         4,771           7,004
                    Rio Tintro Ltd. (Materials)..........................................         7,800          85,752
                    Santos Ltd. (Energy).................................................        14,613          60,370
                    Smith (Howard) Ltd. (Industrial & Commercial)........................         4,900          38,144
                    Sons of Gwalia Ltd. (Materials)......................................         3,000           7,006
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        15,165          46,703
                    TABCORP Holdings Ltd. (Information & Entertainment)..................         7,900          36,683
                    Telstra Corp. (Information Technology)+..............................        60,300         113,234
                    Western Mining Corp. Holdings Ltd. (Materials)+......................        23,822          76,210
                    Westfield Trust new shares (Real Estate).............................         1,677           3,058
                    Westfield Trust (Real Estate)........................................        30,054          59,022
                    Westpac Banking Corp., Ltd. (Finance)................................        41,300         259,174
                                                                                                           ------------
                                                                                                              3,161,360
                                                                                                           ------------
                    AUSTRIA -- 0.4%
                    Austria Mikro Systeme International AG (Industrial & Commercial).....           200          12,087
                    Austrian Airlines Osterreische Luftverkehrs AG (Information &
                      Entertainment)+....................................................           800          17,084
                    Bank Austria AG (Finance)............................................         2,600         121,520
                    Bank Austria AG (Finance)+...........................................         2,264         105,086
                    Bau Holdings AG (Consumer Discretionary).............................           200          11,443
                    Boehler-Uddeholm AG (Materials)......................................           600          40,517
                    BWT AG (Industrial & Commercial).....................................           100          15,593

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRIA (continued)
                    EA-Generali AG (Finance).............................................           300    $     70,833
                    Flughafen Wien AG (Industrial & Commercial)..........................         1,500          61,127
                    Lenzing AG (Materials)+..............................................           200          10,879
                    Mayr-Melnhof Karton AG (Materials)...................................           700          39,204
                    Oesterreichische Elektrizitaetswirtschafts AG, Class A (Utilities)...         1,800         144,180
                    Oesterreichische Brau-Beteiligungs AG (Consumer Staples).............           300          14,505
                    OMV AG (Energy)......................................................         1,300         169,174
                    Radex Heraklith Industriebeteiligungs AG (Materials).................           800          29,010
                    Steyr-Daimler-Puch AG (Industrial & Commercial)......................           600          17,092
                    VA Technologie AG (Industrial & Commercial)..........................           700         105,427
                    Wienerberger Baust (Materials).......................................           500          97,165
                                                                                                           ------------
                                                                                                              1,081,926
                                                                                                           ------------
                    FRANCE -- 8.3%
                    Accor SA (Information Technology)....................................         1,898         358,811
                    Alcatel Alsthom Compagnie General D'Electricite (Information
                      Technology)........................................................         7,193         901,669
                    AXA SA de CV (Finance)+..............................................        15,110       1,096,526
                    Banque Nationale de Paris (Finance)..................................        10,119         493,668
                    Bouygues SA (Consumer Discretionary).................................         1,351         136,627
                    Canal Plus (Information & Entertainment).............................         1,619         281,658
                    Carrefour SA (Consumer Discretionary)................................         1,850         989,980
                    Compagnie Financiere de Paribas SA (Finance)+........................         5,239         378,506
                    Compagnie Bancaire SA (Finance)......................................         1,370         204,689
                    Compagnie de St. Gobain (Materials)..................................         4,215         572,634
                    Compagnie Generale des Eaux (Multi-industry).........................         6,011         794,230
                    Elf Aquitaine SA (Energy)............................................        12,300       1,427,253
                    Eridania Beghin-Say SA (Consumer Staples)............................         1,450         225,484
                    Essilor International (Healthcare)...................................           545         151,961
                    Etablissements Economiques du Casino Guichard-Perrachon (Consumer
                      Discretionary).....................................................         4,225         234,178
                    France Telecom SA (Information Technology)+..........................        35,750       1,312,927
                    Groupe Danone (Consumer Staples).....................................         3,702         590,735
                    Havas SA (Industrial & Commercial)...................................         3,562         232,607
                    Imetal SA (Materials)................................................           775          91,898
                    L'Air Liquide SA (Materials).........................................         3,580         563,383
                    L' Oreal (Consumer Staples)..........................................         3,203       1,226,226
                    Lafarge SA (Materials)...............................................         4,629         305,814
                    Lagardere Group S.C.A. (Industrial & Commercial).....................         5,300         152,627
                    Legrand SA (Information Technology)..................................         1,490         283,951
                    Michelin SA, Class B (Consumer Discretionary)........................         5,836         314,375
                    Moet Henessy Louis Vuitton (Consumer Staples)........................         4,150         715,651
                    Pathe SA (Information & Entertainment)...............................           400          77,109
                    Pernod-Ricard (Consumer Staples).....................................         3,275         166,432
                    Peugeot SA (Consumer Discretionary)..................................         2,475         279,644
                    Pinault Printemps Redoute (Consumer Discretionary)...................         1,010         516,694
                    Promodes (Consumer Discretionary)....................................           910         334,508
                    Rhone-Poulenc Rorer SA, Class A (Healthcare).........................        16,113         724,407
                    Sagem SA (Industrial & Commercial)...................................           240         108,102
                    Sanofi SA (Healthcare)...............................................         5,167         517,286
                    Schneider SA (Industrial & Commercial)+..............................         6,272         335,736
                    Simco SA registered (Real Estate)....................................         1,221          86,870
                    Societe BIC SA (Industrial & Commercial).............................         3,200         222,086
                    Societe Eurafrance SA (Finance)......................................           190          76,601
                    Societe Generale (Finance)+..........................................         4,645         610,594
                    Sodexho SA (Information & Entertainment).............................           335         178,586
                    Suez Lyonnaise des Eaux (Multi-industry)+............................         5,875         631,956
                    Thomson CSF (Industrial & Commercial)................................         5,775         167,088
                    Total SA, Series B (Energy)..........................................        11,392       1,196,456

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Usinor Sacilor (Materials)...........................................        12,060    $    189,583
                    Valeo SA (Consumer Discretionary)....................................         3,150         208,317
                                                                                                           ------------
                                                                                                             20,666,123
                                                                                                           ------------
                    GERMANY -- 8.9%
                    Adidas AG (Consumer Discretionary)...................................         2,071         291,831
                    Agiv AG (Multi-industry)+............................................         1,486          30,504
                    Allianz Holdings AG (Finance)........................................         9,569       2,270,840
                    AMB Aachener Und Muenchner (Finance).................................           167         171,309
                    BASF AG (Materials)..................................................        25,017         885,206
                    Bayer AG (Multi-industry)............................................        30,578       1,131,741
                    Bayerische Hypotheken Und Bank AG (Finance)..........................         9,947         431,497
                    Bayerische Vereinsbank AG (Finance)..................................        10,524         625,114
                    Bilfinger & Berger Bau AG (Consumer Discretionary)...................         2,455          90,348
                    Brau Und Brunnen AG (Consumer Staples)...............................           334          27,841
                    CKAG Colonia Konzern AG (Finance)....................................         1,169          98,770
                    Continental AG (Consumer Discretionary)..............................         3,440          87,097
                    Daimler-Benz AG (Consumer Discretionary).............................        22,562       1,597,955
                    Degussa AG (Materials)...............................................         4,108         190,550
                    Deutsche Bank AG (Finance)...........................................        21,259       1,363,421
                    Deutsche Telekom AG (Information Technology).........................        92,569       1,876,576
                    Dresdner Bank AG (Finance)...........................................        19,105         741,016
                    Heidelberg Zement AG (Materials).....................................         2,278         178,261
                    Hochtief AG (Industrial & Commercial)................................         4,392         181,807
                    Karstadt AG (Consumer Discretionary).................................           418         145,299
                    Klockner Humboldt Deutz AG (Industrial & Commercial).................         2,171          14,773
                    Linde AG (Industrial & Commercial)...................................           484         301,625
                    Lufthansa AG (Information & Entertainment)...........................        15,247         289,637
                    Manitoba AG (Industrial & Commercial)................................           601         178,920
                    Mannesmann AG (Industrial & Commercial)..............................         1,570         730,916
                    Merck KGAA (Healthcare)..............................................         7,895         287,417
                    Metro AG (Consumer Discretionary)....................................         9,660         443,697
                    Munchener Ruckversicherungs (Finance)................................         3,399       1,062,007
                    Preussag AG (Materials)..............................................           785         224,572
                    RWE AG (Utilities)...................................................        14,880         729,445
                    SAP AG (Information Technology)......................................         2,713         789,208
                    Schering AG (Healthcare).............................................         3,390         332,560
                    Siemens AG (Industrial & Commercial).................................        23,236       1,364,382
                    STRABAG AG (Consumer Staples)........................................           167          11,004
                    Thyssen AG (Materials)...............................................         1,503         357,959
                    VEBA AG (Utilities)..................................................        21,827       1,297,119
                    Viag AG (Materials)..................................................         1,290         655,570
                    Volkswagen AG (Consumer Discretionary)...............................         1,219         691,239
                                                                                                           ------------
                                                                                                             22,179,033
                                                                                                           ------------
                    ITALY -- 6.0%
                    Acciaierie & Ferriere Lombarde (Materials)...........................         9,500          41,298
                    Assicurazione Generali SpA (Finance).................................        65,510       1,469,421
                    Banca Commerciale Italiana SpA (Finance)+............................       103,200         295,700
                    Banco Ambrosiano Veneto SpA (Finance)................................        40,900         134,001
                    Benetton Group SpA (Consumer Discretionary)..........................        13,678         207,439
                    Burgo (Cartiere) SpA (Materials).....................................        11,700          69,080
                    Credito Italiano SpA (Finance).......................................       178,500         488,727
                    Edison SpA (Utilities)...............................................        48,000         260,066
                    ENI SpA (Energy).....................................................       566,000       3,304,146
                    Fiat SpA (Consumer Discretionary)....................................       238,720         689,535
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        52,870          83,855
                    Impreglio SpA (Industrial & Commercial)+.............................        20,000          14,344

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    Istituto Bancario San Paolotorno (Finance)...........................        62,300    $    516,053
                    Istituto Mobiliare Italiano (Finance)................................        45,450         474,874
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       301,700         525,664
                    Italcementi Fabbriche SpA (Materials)................................        17,050         108,465
                    Italcementi Fabbriche SpA nonconvertible (Materials).................        11,650          29,807
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        47,900         184,800
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA (Consumer
                      Discretionary).....................................................        17,000         128,910
                    Magneti Marelli SpA (Industrial & Commercial)........................        35,000          57,031
                    Mediaset SpA (Information & Entertainment)...........................        85,500         422,165
                    Mediobanca SpA (Finance).............................................        35,700         249,426
                    Montedison SpA (Multi-industry)......................................       209,650         173,297
                    Montedison SpA nonconvertible (Multi-industry).......................        67,100          37,948
                    Olivetti Spa (Information Technology)+...............................       260,720         146,240
                    Parmalat Finanziar SpA (Finance)+....................................       112,920         163,083
                    Pirelli SpA (Consumer Discretionary).................................       119,000         295,509
                    Riunione Adriatica de Sicur (Finance)................................        21,225         197,499
                    S.A.I Societa Assicuratrice Industriale SpA (Finance)................         9,950         100,792
                    Saffa SpA (Materials)+...............................................         1,300           3,582
                    Sirti SpA (Consumer Discretionary)...................................        22,100         133,043
                    SNIA BPD SpA (Multi-industry)........................................        53,000          52,768
                    Telecom Italia Mobile SpA (Information Technology)...................       467,900       1,894,557
                    Telecom Italia Mobile SpA RNC (Information Technology)...............       112,500         246,156
                    Telecom Italia SpA (Information Technology)..........................       253,055       1,577,602
                    Telecom Italia SpA nonconvertible (Information Technology)...........        64,709         255,081
                                                                                                           ------------
                                                                                                             15,031,964
                                                                                                           ------------
                    JAPAN -- 15.1%
                    Advantest Corp. (Information Technology).............................            60           4,151
                    Ajinomoto Co., Inc. (Consumer Staples)...............................        35,000         318,120
                    Aoki Corp. (Industrial & Commercial).................................        36,400           8,556
                    Aoyama Trading Co., Ltd. (Consumer Discretionary)....................         3,100          78,942
                    Asahi Bank Ltd. (Finance)............................................           100             423
                    Asahi Breweries Ltd. (Consumer Staples)..............................        23,400         328,196
                    Asahi Chemical Industry Co., Inc. (Materials)........................        70,000         301,665
                    Asahi Glass Co., Ltd. (Materials)....................................        64,200         409,975
                    Bank of Tokyo-Mitsubishi Ltd. (Finance)+.............................       110,400       1,600,313
                    Bank of Yokohama Ltd. (Finance)......................................           100             310
                    Bridgestone Corp. (Industrial & Commercial)..........................        23,400         507,879
                    Canon, Inc. (Information Technology).................................        28,200         680,556
                    Casio Computer Co. (Information Technology)..........................        13,600         108,693
                    Chiba Bank Ltd. (Finance)............................................         8,000          31,216
                    Chugai Pharmaceutical Co., Ltd. (Healthcare).........................        23,400         145,763
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        27,400         543,169
                    Daiei, Inc. (Consumer Discretionary).................................        24,200         104,859
                    Daikin Industries Ltd. (Consumer Staples)............................        23,400         123,028
                    Daiwa House Industry Co., Ltd. (Consumer Discretionary)..............        23,400         188,850
                    Daiwa Securities Co., Ltd. (Finance).................................           600           2,092
                    East Japan Railway Co. (Industrial & Commercial).....................           137         622,605
                    Ebara Corp. (Industrial & Commercial)................................        14,600         162,445
                    Fanuc Ltd. (Information Technology)..................................         9,900         372,341
                    Fuji Bank Ltd. (Finance).............................................           800           4,294
                    Fuji Photo Film Co., Ltd. (Materials)................................        13,600         489,121
                    Fujitsu Ltd. (Information Technology)................................        54,400         609,536
                    Furukawa Electric Co., Ltd. (Industrial & Commercial)................        15,600          76,274
                    Hankyu Corp. (Industrial & Commercial)...............................        28,000         133,830
                    Hazama Corp. (Consumer Staples)......................................        21,300          12,684
                    Hitachi Ltd. (Information Technology)+...............................       116,800         828,239

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        27,000    $    977,395
                    Ito-Yokado Co., Ltd. (Consumer Discretionary)........................        14,600         658,931
                    Japan Airlines Co., Ltd. (Information & Entertainment)...............        72,100         224,280
                    Japan Energy Corp. (Energy)..........................................        52,400          78,420
                    Joyo Bank Ltd. (Finance).............................................           200             802
                    Jusco Co., Ltd. (Consumer Discretionary).............................        10,800         181,093
                    Kajima Corp. (Industrial & Commercial)...............................        43,800         144,141
                    Kansai Electric Power Co., Inc. (Utilities)..........................        31,100         528,791
                    KAO Corp. (Consumer Staples).........................................        28,800         383,624
                    Kawasaki Steel Corp. (Materials).....................................        36,000          59,236
                    Kinki Nippon Railway Co., Ltd. (Industrial & Commercial).............        50,500         279,753
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        45,800         352,763
                    Komatsu Ltd. (Industrial & Commercial)...............................        41,800         250,882
                    Kubota Ltd. (Industrial & Commercial)................................        63,000         217,693
                    Kumagai Gumi Co., Ltd. (Industrial & Commercial).....................        71,800          48,382
                    Kyocera Corp. (Information Technology)...............................         6,600         318,558
                    Kyowa Hakko Kogyo Co., Ltd. (Materials)..............................        20,400         102,300
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................        60,000         101,077
                    Marubeni Corp. (Consumer Discretionary)..............................        59,200         147,971
                    Marui Co., Ltd. (Consumer Discretionary).............................         3,800          59,549
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+...        63,000         982,331
                    Mitsubishi Chemical Corp. (Materials)................................        70,000         136,572
                    Mitsubishi Corp. (Consumer Discretionary)............................        61,000         476,051
                    Mitsubishi Electric Corp. (Information Technology)...................        81,800         226,252
                    Mitsubishi Estate Co., Ltd. (Real Estate)............................           600           6,958
                    Mitsubishi Heavy Industries Ltd. (Industrial & Commercial)...........       127,400         501,115
                    Mitsubishi Materials Corp. (Materials)...............................        41,600          93,875
                    Mitsubishi Trust & Banking Corp. (Finance)...........................        30,800         410,264
                    Mitsui & Co. (Materials).............................................        60,600         421,173
                    Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
                      Commercial)........................................................        44,800          39,666
                    Mitsui Trust & Banking Co., Ltd. (Finance)...........................           600           1,011
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        22,200          62,621
                    Murata Manufacturing Co. Ltd. (Information Technology)...............         7,800         234,076
                    Mycal Corp. (Consumer Discretionary).................................        14,600         120,118
                    NEC Corp. (Information Technology)...................................        39,800         420,999
                    New Oji Paper Co., Ltd. (Materials)+.................................        45,800         190,557
                    NGK Insulators Ltd. (Industrial & Commercial)........................        23,400         218,186
                    Nippon Denso Co., Ltd. (Industrial & Commercial).....................        25,200         460,067
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        16,400          85,839
                    Nippon Fire & Marine Insurance Co., Ltd. (Finance)...................        20,400          63,138
                    Nippon Light Metal Co., Ltd. (Materials).............................        19,400          36,634
                    Nippon Meat Packers, Inc. (Consumer Staples).........................        20,400         266,938
                    Nippon Oil Co., Ltd. (Energy)........................................        66,200         230,825
                    Nippon Steel Corp. (Materials).......................................       259,000         478,934
                    Nippon Telegraph & Telephone Corp. (Utilities).......................           350       2,879,530
                    Nippon Yusen Kabushiki Kaish (Industrial & Commercial)...............        63,000         193,011
                    Nissan Motor Co., Ltd. (Consumer Discretionary)......................        79,600         346,155
                    NKK Corp. (Materials)................................................       136,200         137,667
                    Nomura Securities Co., Ltd. (Finance)................................           400           4,952
                    Odakyu Electric Railway Co., Ltd. (Industrial & Commercial)..........        24,000         115,651
                    Osaka Gas Co., Ltd. (Utilities)......................................        98,200         219,291
                    Penta Ocean Construction Co., Ltd. (Consumer Staples)................        20,400          35,325
                    Pioneer Electronic Corp. (Industrial & Commercial)...................         5,600          97,410
                    Rohm Co. (Information Technology)....................................         1,800         177,708
                    Sakura Bank Ltd. (Finance)...........................................        80,400         280,967
                    Sankyo Co., Ltd. (Healthcare)........................................        17,600         561,269
                    Sanwa Bank Ltd. (Finance)............................................        80,000         877,571
                    Sanyo Electric Co., Ltd. (Information Technology)....................        63,000         177,708

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Secom Co. (Information Technology)...................................         5,000    $    313,418
                    Sega Enterprises Ltd. (Consumer Discretionary).......................         4,600         102,362
                    Sekisui House Ltd. (Consumer Discretionary)..........................        23,400         168,315
                    Sharp Corp. (Information Technology).................................        40,800         273,012
                    Shimano, Inc. (Industrial & Commercial)..............................         5,800         132,701
                    Shimizu Corp. (Consumer Discretionary)...............................        33,000         106,014
                    Shin-Etsu Chemical Co. Ltd. (Materials)..............................         9,000         213,673
                    Shiseido Co., Ltd. (Consumer Staples)................................         8,600         116,576
                    Shizuoka Bank Ltd. (Finance).........................................           200           1,849
                    Showa Denko KK (Materials)...........................................        41,800          61,902
                    Sony Corp. (Information Technology)..................................        10,800         922,390
                    Sumitomo Chemical Co., Ltd. (Materials)..............................        83,400         277,728
                    Sumitomo Corp. (Industrial & Commercial).............................        44,400         280,055
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        31,200         418,037
                    Sumitomo Forestry Co., Ltd. (Materials)..............................         8,800          59,299
                    Sumitomo Metal Industries Ltd. (Materials)...........................        83,800         170,719
                    Sumitomo Metal Mining Co., Ltd. (Materials)..........................        21,400          85,181
                    Sumitomo Osaka Cement Co., Ltd. (Materials)..........................        21,200          40,365
                    Sumitomo Trust & Banking Co., Ltd. (Finance).........................           200           2,539
                    Taisei Corp. (Consumer Discretionary)................................        45,800         105,865
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        13,600         340,999
                    Taiyo Yuden Co., Ltd. (Information Technology).......................        25,000         238,981
                    Takeda Chemical Industries Ltd. (Healthcare).........................        28,200         824,180
                    Teijin Ltd. (Consumer Discretionary).................................        45,800         120,219
                    Tobu Railway Co., Ltd. (Industrial & Commercial).....................        28,200          98,327
                    Tohoku Electric Power Co., Inc. (Utilities)..........................        16,200         244,983
                    Tokyo Corp. (Industrial & Commercial)................................        35,000         149,461
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        39,000         699,785
                    Tokyo Electron Ltd. (Information Technology).........................         3,100         118,778
                    Tokyo Gas Co. Ltd. (Utilities).......................................        93,400         223,209
                    Tokyo Marine & Fire Insurance Co., Ltd. (Finance)....................        70,000         663,663
                    Toppan Printing Co., Ltd. (Information & Entertainment)..............        28,200         382,261
                    Toray Industries, Inc. (Materials)...................................        70,100         318,574
                    Toto Ltd. (Materials)................................................        23,200         212,686
                    Toyobo Co., Ltd. (Consumer Discretionary)............................        45,800          69,978
                    Toyota Motor Corp. (Consumer Discretionary)..........................        91,200       2,629,704
                    Ube Industries Ltd. (Materials)......................................        41,800          75,330
                    Yamaichi Securities Co., Ltd. (Finance)..............................           900              14
                    Yasuda Trust & Banking Co., Ltd. (Finance)...........................           900             769
                    Yokogawa Electric Corp. (Information Technology).....................        23,000         151,021
                                                                                                           -------------
                                                                                                             37,597,103
                                                                                                           -------------
                    KOREA -- 0.0%
                    Samsung Electronic Co., Ltd. (Information Technology)................            27             967
                                                                                                           -------------
                    NETHERLANDS -- 2.6%
                    ABN Amro Holdings NV (Finance).......................................        28,172         537,271
                    Akzo Nobel NV (Materials)+...........................................         1,575         277,069
                    Elsevier NV (Consumer Discretionary).................................        14,500         245,157
                    Getronics NV (Information Technology)+...............................         1,810          62,207
                    Heineken NV (Consumer Staples).......................................         1,000         169,325
                    ING Groep NV (Finance)...............................................        15,958         648,823
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)...........         1,924          69,223
                    Koninklijke Ahold NV (Consumer Discretionary)........................        14,601         389,399
                    Koninklijke KNP BT (Materials).......................................         2,175          46,952
                    Koninklijke PTT Nederland NV (Information Technology)................         9,299         373,401
                    Nedlloyd Groep NV (Industrial & Commercial)..........................           550          12,648
                    Oce-Van Der Grinten NV (Information Technology)+.....................           405          46,159

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    NETHERLANDS (continued)
                    Philips Electronics NV (Information Technology)......................         7,050    $    465,790
                    Royal Dutch Petroleum Co. (Energy)...................................        42,300       2,203,014
                    Stork NV (Industrial & Commercial)...................................           744          27,255
                    Unilever NV PLC (Consumer Staples)...................................        12,800         744,568
                    Wolters Kluwer NV (Information & Entertainment)+.....................         1,368         181,111
                                                                                                           -------------
                                                                                                              6,499,372
                                                                                                           -------------
                    NORWAY -- 0.5%
                    Aker RGI ASA, Series A (Industrial & Commercial).....................         2,600          45,916
                    Bergesen d.y. ASA, Series A (Industrial & Commercial)................         2,300          59,008
                    Bergesen d.y. ASA, Series B (Industrial & Commercial)................           900          22,777
                    Christiania Bank Og Kreditkasse+ (Finance)...........................        22,400          80,674
                    Dyno Industrier ASA (Materials)......................................         1,300          25,127
                    Elkem ASA (Materials)................................................         2,100          29,786
                    Hafslund ASA, Series A (Utilities)...................................         4,100          24,515
                    Helikopter Services Group ASA (Industrial & Commercial)..............           900          10,262
                    Kvaerner ASA, Series A (Industrial & Commercial).....................         1,700          83,920
                    Leif Hoegh & Co. ASA (Industrial & Commercial).......................         1,300          25,489
                    NCL Holdings, ASA (Information & Entertainment)......................         5,600          20,947
                    Norsk Hydro ASA......................................................         9,600         494,591
                    Norske Skogindustrier ASA, Class A (Materials)+......................         1,100          33,651
                    Orkla ASA (Finance)..................................................         1,900         163,807
                    Petroleum Geo-Services (Energy)+.....................................         1,300          83,697
                    Unified Storebrand ASA (Finance).....................................        11,600          78,878
                    Unitor ASA (Industrial & Commercial).................................           800          10,346
                                                                                                           -------------
                                                                                                              1,293,391
                                                                                                           -------------
                    PORTUGAL -- 1.1%
                    Banco Commercial Portugues SA (Finance)..............................        13,000         274,140
                    Banco Espirito Santo e Comercial de Lisboa (Finance)+................         6,900         194,096
                    Banco Totta & Acores SA (Finance)....................................         5,000          94,340
                    BPI-SGPS SA (Finance)+...............................................         6,600         146,687
                    Cimpor-Cimentos de Portugal SA SGPS (Consumer Staples)...............         6,900         174,759
                    CIN-Corparacao Industrial de Norte SA (Materials)....................           300          18,629
                    Corticeira Amorim SA (Materials).....................................         1,300          14,789
                    Electricidad de Portugal SA (Utilities)..............................        30,500         551,268
                    INAPA-Investimentos Participacoes e Gestao SA (Materials)............           400          13,319
                    Jeronimo Martins SGPS SA (Consumer Staples)..........................         2,000          63,208
                    Portucel Industrial-Empresa Produtora de Celulose SA (Materials).....         7,400          47,554
                    Portugal Telecom SA (Information Technology).........................        19,100         879,745
                    Soares Da Costa (Consumer Discretionary).............................         1,000           7,769
                    Sonae Investimentos-Sociedade Gestora de Participacoes Sociais SA
                      (Industrial & Commercial)..........................................         3,400         127,075
                    UNICER-Uniao Cervejeira SA (Consumer Staples)........................           900          14,084
                                                                                                           -------------
                                                                                                              2,621,462
                                                                                                           -------------
                    SINGAPORE -- 0.9%
                    Asis Foods & Properties Ltd. (Consumer Staples)+.....................        22,666           5,440
                    City Developments Ltd. (Real Estate).................................        32,000         157,566
                    Creative Technolog Ltd. (Information Technology).....................         4,000         111,149
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................         9,000          38,106
                    DBS Land Ltd. (Real Estate)..........................................        38,000          64,595
                    Development Bank of Singapore Ltd. alien shares (Finance)............        19,000         178,767
                    First Capital Corp., Ltd. alien shares (Real Estate).................        12,000          13,549
                    Fraser & Neave Ltd. alien shares (Consumer Staples)..................        11,800          58,843
                    Hai Sun Hup Group Ltd. alien shares (Finance)........................        23,000          10,027
                    Hotel Properties Ltd. alien shares (Real Estate).....................        19,000          13,706
                    Inchcape Bhd alien shares (Multi-industry)...........................         8,000          21,377

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE (continued)
                    Keppel Corp., Ltd. (Industrial & Commercial).........................        29,000    $     98,228
                    Metro Holdings Ltd. (Consumer Discretionary).........................         4,000           7,502
                    NatSteel Ltd. (Materials)............................................        13,000          27,398
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................        35,000          20,856
                    Overseas Chinese Banking Corp., Ltd. alien shares (Finance)..........        33,534         200,878
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........         6,000          13,925
                    Parkway Holdings Ltd. alien shares (Real Estate).....................        13,000          30,823
                    Robinson & Co., Ltd. alien shares (Consumer Discretionary)...........         2,400           7,437
                    Shangri-La Hotel Ltd. alien shares (Information & Entertainment).....         6,400          12,284
                    Singapore Airlines Ltd. alien shares (Information & Entertainment)...        35,000         228,321
                    Singapore Press Holdings Ltd. alien shares (Information &
                      Entertainment).....................................................         7,800         106,658
                    Singapore Tech Industrial Corp. (Industrial & Commercial)............        29,000          29,468
                    Singapore Telecommunications Ltd. (Information Technology)...........       243,000         469,462
                    Straits Trading Co., Ltd. (Materials)................................        14,000          20,022
                    United Industrial Corp., Ltd. (Multi-industry).......................        58,000          27,286
                    United Overseas Bank Ltd. alien shares (Finance).....................        33,000         196,644
                    United Overseas Land (Real Estate)...................................        22,000          21,389
                                                                                                           -------------
                                                                                                              2,191,706
                                                                                                           -------------
                    SPAIN -- 4.4%
                    Acerinox SA (Materials)..............................................           787         122,977
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        15,186         202,670
                    Banco Bilbao Vizcaya SA (Finance)....................................        48,450       1,463,800
                    Banco Central Hispanoamericano SA (Finance)..........................        23,600         452,659
                    Banco de Santander SA (Finance)......................................        34,350       1,038,954
                    Corporacion Bancaria de Espana SA (Finance)..........................         9,050         561,414
                    Corporacion Financiera Alba SA (Multi-industry)......................         1,125         121,471
                    Corporacion Mapfre SA registered (Finance)...........................         1,968          96,084
                    Dragados & Construcciones SA (Consumer Discretionary)................         4,150          88,227
                    Ebro Agricolas, Compania de Alimentacion SA (Industrial &
                      Commercial)........................................................         3,450          59,694
                    Empresa Nacional Celulos SA (Materials)..............................         1,475          23,939
                    Endesa SA (Utilities)................................................        73,200       1,377,010
                    Ercros SA (Materials)................................................        12,200          12,436
                    Fomento de Construcciones y Contratas SA (Consumer Discretionary)....         4,300         170,720
                    Gas Natural SDG, SA (Utilities)......................................        10,800         534,532
                    Iberdrola SA (Utilities).............................................        66,700         852,146
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............         1,712          73,826
                    Mapfre Vida SA (Finance).............................................            13             802
                    Portland Valderrivas SA (Materials)..................................           475          38,705
                    Repsol SA (Energy)...................................................        21,600         934,344
                    Sociedad General de Aguas de Barcelona SA (Utilities)................         3,143         129,000
                    Tabacalera SA, Series A (Consumer Staples)...........................         2,600         198,779
                    Telefonica de Espana SA (Utilities)..................................        67,400       1,943,666
                    Union Electrica Fenosa SA (Utilities)................................        20,900         209,547
                    Uralita SA (Materials)...............................................         3,800          44,216
                    Vallehermoso SA (Real Estate)........................................         3,083          90,457
                    Viscofan Industria Navarra De Envolturas Celulosicas SA
                      (Materials)........................................................         1,700          41,956
                    Zardoya Otis SA (Industrial & Commercial)............................           625          72,723
                                                                                                           -------------
                                                                                                             10,956,754
                                                                                                           -------------
                    SWEDEN -- 2.7%
                    ABB AB, Class A (Utilities)..........................................        30,700         391,627
                    ABB AB, Class B (Utilities)..........................................         5,200          64,651
                    AGA AB, Series B (Materials).........................................         8,750         109,920
                    Astra AB, Class A (Healthcare).......................................        58,266       1,011,156
                    Astra AB, Class B (Healthcare).......................................        13,600         227,210
                    Atlas Copco AB, Series A (Industrial & Commercial)...................         6,850         210,251

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SWEDEN (continued)
                    Electrolux AB, Series B (Consumer Discretionary).....................         3,700    $    291,342
                    Ericsson L.M. Telecommunications Co., Class B (Information
                      Technology)........................................................        40,100       1,635,887
                    Esselte AB, Series B (Information Technology)........................         1,800          37,182
                    Granges AB (Materials)+..............................................         1,650          26,284
                    Hennes & Mauritz AB Class B (Consumer Discretionary).................         8,900         411,487
                    Scanem AB, Series A (Industrial & Commercial)........................           250           9,551
                    Securitas AB, Series B (Industrial & Commercial).....................         3,700         111,170
                    Skandinaviska Enskilda Banken., Series A (Finance)...................        24,200         285,204
                    Skandia Forsakrings AB (Finance).....................................         4,700         247,737
                    Skanska AB, Series B (Industrial & Commercial).......................         5,600         230,629
                    SKF AB, Series B (Materials).........................................         3,600          84,388
                    Stora Kopparbergs Bergslags Aktiebolag, Series A (Materials).........        14,550         193,146
                    Svenska Cellulosa AB, Class B (Materials)............................         8,200         180,004
                    Svenska Handelsbanken, Series A (Finance)+...........................         9,800         345,218
                    Swedish Match AB (Consumer Staples)..................................        25,000          84,504
                    Trelleborg AB, Series B (Materials)..................................         6,700          93,712
                    Volvo AB, Series B (Consumer Discretionary)..........................        16,400         437,531
                                                                                                           -------------
                                                                                                              6,719,791
                                                                                                           -------------
                    SWITZERLAND -- 5.4%
                    ABB AG (Utilities)+..................................................           310         412,449
                    Adecco SA (Industrial & Commercial)+.................................           585         172,324
                    Alusuisse-Lonza Holdings AG (Multi-industry).........................           180         165,255
                    CS Holding AG (Finance)+.............................................         6,750         987,077
                    Fischer (Georg) AG, Series B (Consumer Staples)......................            25          34,367
                    Gebrueder Sulzer AG (Consumer Staples)+..............................           130          85,889
                    Holderbank Financiere Glarus AG (Materials)..........................           215         187,435
                    Nestle SA (Consumer Staples)+........................................         1,245       1,831,961
                    Novartis AG (Healthcare).............................................         2,025       3,235,342
                    Roche Holdings AG (Healthcare).......................................            51         776,196
                    Roche Holdings AG Genusscheine NPV (Healthcare)......................           218       1,950,961
                    Schweizerische BankGesellschaft (Finance)+...........................           730         185,086
                    Schweizerische BankGesellschaft, Series B (Finance)+.................           660         840,160
                    Schweizerische Rueckversicherungs-Gesellschaft (Consumer
                      Discretionary).....................................................           455         743,228
                    SGS Societe Generale de Surveillance Holding SA, Series B (Industrial
                      & Commercial)......................................................            60         112,105
                    SMH AG (Consumer Discretionary)......................................           165          90,149
                    Swiss Bank Corp. (Finance)+..........................................         2,390         686,425
                    Swissair AG, Series B (Information & Entertainment)+.................           110         143,576
                    Valora Holding AG (Industrial & Commercial)..........................           205          43,134
                    Zurich Versicherungs-Gesellschaft (Finance)..........................         1,495         629,120
                                                                                                           -------------
                                                                                                             13,312,239
                                                                                                           -------------
                    THAILAND -- 0.0%
                    Advance Agro PCL alien shares (Materials)+...........................           660             590
                    CMIC Finance & Security PCL alien shares (Finance)...................         6,700               0
                    Finance One PCL alien shares (Finance)...............................        37,700               0
                    General Finance & Securities PCL alien shares (Finance)..............         7,650               0
                    Land & House PCL alien shares (Real Estate)+.........................        34,119          10,384
                    Phoenix Pulp & Paper PCL alien shares (Materials)....................         1,600             477
                    TPI Polene PCL alien shares (Materials)..............................        51,400           5,108
                    Univest Land PCL alien shares (Real Estate)..........................        22,500               0
                                                                                                           -------------
                                                                                                                 16,559
                                                                                                           -------------
                    UNITED KINGDOM -- 24.2%
                    Abbey National PLC (Finance).........................................        74,650       1,191,423
                    Arjo Wiggins Appleton PLC (Materials)................................        37,325         106,535
                    Associated British Foods PLC (Consumer Staples)......................        26,650         245,525

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    B.A.T. Industries PLC (Multi-industry)...............................       165,361    $  1,485,761
                    Barclays PLC (Finance)...............................................        90,645       2,186,131
                    Bass PLC (Consumer Staples)..........................................        58,700         842,677
                    BG PLC (Utilities)...................................................       278,735       1,336,947
                    BICC Group PLC (Industrial & Commercial).............................        37,343          97,126
                    Blue Circle Industries PLC (Materials)...............................        69,400         398,513
                    BOC Group PLC (Materials)............................................        37,395         596,828
                    Boots Co. PLC (Consumer Discretionary)...............................        58,700         862,505
                    BPB Industries PLC (Materials).......................................        37,325         213,069
                    British Aerospace PLC (Industrial & Commercial)......................        26,638         727,021
                    British Airways PLC (Information & Entertainment)....................        63,904         579,571
                    British Petroleum Co. PLC (Energy)...................................       301,728       4,127,669
                    British Sky Broadcasting Group PLC (Information & Entertainment).....        85,425         634,807
                    British Steel PLC (Materials)........................................       106,675         249,076
                    British Telecommunications PLC (Information Technology)..............       309,350       2,387,649
                    BTR Ltd. PLC (Industrial & Commercial)...............................       224,077         777,702
                    Burmah Castrol PLC (Energy)..........................................        16,029         269,902
                    Cable & Wireless PLC (Information Technology)........................       133,315       1,211,338
                    Cadbury Schweppes PLC (Consumer Discretionary).......................        58,696         609,660
                    Caradon PLC (Materials)..............................................        42,620         134,604
                    Centrica PLC (Utilities)+............................................       234,600         340,746
                    Coats Viyella PLC (Consumer Discretionary)...........................        48,095          83,664
                    Commercial Union PLC (Finance).......................................        37,348         514,078
                    Courtaulds PLC (Materials)...........................................        26,650         122,875
                    De La Rue PLC (Information & Entertainment)..........................         5,269          35,595
                    Emi Group PLC (Information & Entertainment)..........................        26,648         200,726
                    General Electric Co. PLC (Multi-industry)............................       154,675       1,007,045
                    GKN PLC (Industrial & Commercial)....................................        31,975         695,014
                    Glaxo Wellcome PLC (Healthcare)......................................       170,650       3,746,742
                    Granada Group PLC (Information & Entertainment)......................        37,331         534,020
                    Grand Metropolitan PLC (Information & Entertainment).................        73,942         673,107
                    Great Universal Stores PLC (Consumer Discretionary)..................        63,975         750,930
                    Guardian Royal Exchange PLC (Finance)................................        42,611         205,102
                    Guinness PLC (Consumer Staples)......................................        78,500         711,948
                    Hanson PLC (Industrial & Commercial).................................        32,072         163,312
                    Harrisons & Crossfield PLC (Multi-industry)..........................        69,250         138,593
                    HSBC Holdings PLC (Finance)..........................................       117,418       2,861,576
                    Imperial Chemical Industries PLC (Materials).........................        48,000         710,149
                    Ladbroke Group PLC (Information & Entertainment).....................        64,046         290,970
                    Land Securities PLC (Real Estate)....................................        42,600         692,851
                    LASMO PLC (Energy)...................................................        42,600         189,221
                    Legal & General Group Ltd PLC (Finance)+.............................        63,975         545,640
                    Lloyds TSB Group Ltd. (Finance)......................................       293,324       3,343,918
                    Lonrho PLC (Multi-industry)..........................................        42,604          66,198
                    Marks & Spencer PLC (Consumer Discretionary).........................       186,600       1,919,257
                    MEPC PLC (Real Estate)...............................................        31,925         287,923
                    National Power PLC (Utilities).......................................        74,650         712,962
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)+...........        42,673         461,972
                    Pilkington PLC (Materials)...........................................        80,014         174,325
                    Prudential Corp. PLC (Finance).......................................       106,710       1,149,820
                    Rank Group PLC (Information & Entertainment).........................        48,100         280,671
                    Redland PLC (Materials)..............................................        31,999         184,287
                    Reed International PLC (Information & Entertainment).................        74,650         794,912
                    Reuters Holdings PLC (Industrial & Commercial).......................        90,700       1,023,265
                    Rexam PLC (Materials)................................................        31,925         156,363
                    Rio Tinto PLC (Materials)............................................        63,998         772,817
                    RMC Group PLC (Materials)............................................        15,950         241,364
                    Royal & Sun Alliance Insurance Group PLC (Finance)...................        74,731         672,717

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Royal Bank of Scotland Group PLC (Finance)...........................        26,651    $    306,524
                    Safeway PLC (Consumer Discretionary)+................................        47,952         262,395
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        85,272         701,358
                    Schroders PLC (Finance)..............................................        10,675         307,575
                    Scottish Power PLC (Utilities).......................................        53,303         432,113
                    Sears PLC (Consumer Discretionary)...................................       106,675          88,280
                    Sedgwick Group PLC (Finance).........................................        32,071          67,706
                    Slough Estates PLC (Real Estate).....................................        26,650         155,507
                    Smithkline Beecham PLC (Healthcare)..................................       282,683       2,625,830
                    Southern Electric PLC (Utilities)....................................        26,571         201,492
                    Tarmac PLC (Consumer Discretionary)..................................        74,737         145,157
                    Taylor Woodrow PLC (Industrial & Commercial).........................        42,679         126,141
                    Tesco PLC (Consumer Staples).........................................       101,305         818,685
                    Thames Water PLC (Industrial & Commercial)...........................        37,261         561,337
                    Thorn PLC (Consumer Discretionary)+..................................        26,650          67,289
                    TI Group PLC (Industrial & Commercial)...............................        26,571         214,731
                    Unilever NV PLC (Consumer Staples)...................................       157,225       1,239,396
                    United Utilities PLC (Utilities).....................................        37,347         480,004
                    Vodafone Group PLC (Information Technology)..........................       176,057       1,177,478
                    Zeneca Group PLC (Real Estate).......................................        48,000       1,532,171
                                                                                                           -------------
                                                                                                             60,239,883
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $193,789,194)...............................                   203,569,633
                                                                                                           -------------
                    PREFERRED STOCK -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 0.1%
                    News Corp., Ltd. (Information & Entertainment).......................        31,965         155,454
                                                                                                           -------------
                    AUSTRIA -- 0.0%
                    Bank Austria AG (Finance)............................................         1,200          49,317
                    Bank Austria AG (Finance)............................................           900          37,351
                    Bau Holdings AG (Consumer Discretionary).............................           100           4,593
                                                                                                           -------------
                                                                                                                 91,261
                                                                                                           -------------
                    GERMANY -- 0.4%
                    RWE AG (Utilities)...................................................         9,920         399,669
                    SAP AG non voting (Information Technology)...........................         1,894         583,182
                                                                                                           -------------
                                                                                                                982,851
                                                                                                           -------------
                    ITALY -- 0.0%
                    Fiat SpA (Consumer Discretionary)....................................        80,850         124,020
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,091,560)..............................                     1,353,586
                                                                                                           -------------

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 0.0%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Establissements Economiques du Casino -- Perrachon 4.50% 2001
                      (Consumer Discretionary)...........................................    FRF 43,400          15,753
                    Simco SA 3.25% 2006 (Real Estate)....................................     FRF   479          41,463
                    Sodexho SA 6.00% 2004 (Industrial & Commercial)......................    FRF 30,000           5,162
                                                                                                           -------------
                                                                                                                 62,378
                                                                                                           -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY -- 0.0%
                    Mediobanca SpA 4.50% 2000 (Finance)..................................   ITL16,000,000  $      9,104
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $71,642)...................................                        71,482
                                                                                                           -------------
                    RIGHTS -- 0.1%+                                                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Sodexho SA 12/11/97 (Information & Entertainment)....................           335           4,188
                                                                                                           -------------
                    ITALY -- 0.1%
                    Banco Ambrosiano Veneto SpA 1/2/98 (Finance).........................        36,900         133,391
                                                                                                           -------------
                    NORWAY -- 0.0%
                    NCL Holding ASA 12/23/97 (Information & Entertainment)...............           622               0
                                                                                                           -------------
                    PORTUGAL -- 0.0%
                    Jeronimo Martins 12/31/97 (Consumer Staples).........................         2,000          94,811
                                                                                                           -------------
                    SPAIN -- 0.0%
                    Sociedad General de Aguas De Barcelona SA 12/15/97 (Utilities).......         3,143              14
                                                                                                           -------------
                    TOTAL RIGHTS (cost $0)...............................................                       232,404
                                                                                                           -------------

                                              WARRANTS -- 0.0%+                               SHARES
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Establissements Economiques du Casino -- Perrachon 12/31/99 (Consumer
                      Discretionary).....................................................           434           9,558
                    Compagnie Generale des Eaux 5/02/01 (Multi-industry).................         4,504           2,754
                    Sodexho SA 6/7/04 (Information & Entertainment)......................             6           1,320
                                                                                                           -------------
                                                                                                                 13,632
                                                                                                           -------------
                    HONG KONG -- 0.0%
                    Hongkong & Shanghai Hotels Ltd. 12/10/98 (Information &
                      Entertainment).....................................................         5,666             136
                    Hysan Development Co., Ltd. 4/30/98 (Real Estate)....................           975              13
                    Oriental Press Group 10/02/98 (Information & Entertainment)..........         5,600              40
                    Peregrine Investment Holdings Ltd. 5/15/98 (Finance).................         1,200              15
                    Stelux Holdings 2/28/98 (Consumer Discretionary).....................         5,800               7
                                                                                                           -------------
                                                                                                                    211
                                                                                                           -------------
                    ITALY -- 0.0%
                    La Rinascente 11/30/99 (Finance).....................................         2,650           3,259
                    Mediobanca SpA 12/31/99 (Finance)....................................         2,000             865
                    Riunione Adriatica de Sicurta SpA 12/16/97 (Finance).................           250             673
                    Riunione Adriatica de Sicurta SpA 12/16/97 RNC (Finance).............           150             374
                                                                                                           -------------
                                                                                                                  5,171
                                                                                                           -------------

---------------------

                                            WARRANTS (continued)                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 0.0%
                    Asia Foods & Properties Ltd. 7/12/02 (Consumer Staples)..............         1,700    $        238
                    Straits Steamship Land Ltd. 12/12/00 (Multi-industry)................         4,750           1,505
                                                                                                           -------------
                                                                                                                  1,743
                                                                                                           -------------
                    TOTAL WARRANTS (cost $11,963)........................................                        20,757
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $194,964,359)......................                   205,247,862
                                                                                                           -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 17.9%                                             AMOUNT
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 17.9%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.0% dated 11/28/97 to be repurchased 12/01/97 in the amount of
                      $44,568,563 and collateralized by $44,375,000 U.S. Treasury Notes
                      6.25% due 7/31/98
                      approximate aggregate value $45,445,788 (cost $44,550,000).........   $44,550,000      44,550,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $239,514,359)                        100.3%                                     249,797,862
                    Liabilities in excess of other assets --      (0.3)                                        (871,150)
                                                                 -----                                     -------------
                    NET ASSETS --                                100.0%                                    $248,926,712
                                                                 =====                                     =============

              -----------------------------

              + Non-income producing securities
              FRF -- French Franc
              ITL -- Italian Lira

                                                           ---------------------

                                        OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -------------------------------------------------------------------------------

                          CONTRACT                    IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER              EXCHANGE FOR           DATE         APPRECIATION
                    -------------------------------------------------------------------------------
                    *AUD       1,423,993     USD        1,022,000      12/18/97      $     49,003
                    *DEM         269,771     USD          157,099      01/16/98             3,666
                    *DEM       1,309,000     USD          748,556      01/16/98             4,058
                    *DEM       1,050,000     USD          600,446      01/16/98             3,255
                    *DEM       3,471,355     USD        1,985,106      01/16/98            10,762
                    *DEM       6,162,229     USD        3,523,892      01/16/98            19,103
                    *DEM       3,229,313     USD        1,875,000      02/12/98            35,674
                     DEM       4,089,516     USD        2,337,000      03/16/98             3,832
                    *ESP      86,733,100     USD          593,770      02/12/98            10,952
                    *ESP       3,831,540     USD           26,230      02/12/98               484
                    *FRF       5,910,284     USD        1,025,966      12/15/97            23,605
                    *FRF      12,083,773     USD        2,078,464      01/21/98            24,326
                    *FRF       1,176,727     USD          202,402      01/21/98             2,369
                     FRF      12,223,976     USD        2,087,000      03/16/98             3,169
                    *ITL   2,620,000,000     USD        1,533,150      01/21/98            17,011
                    *ITL   1,454,574,300     USD          851,176      01/21/98             9,444
                    *ITL   1,859,990,000     USD        1,088,414      01/21/98            12,076
                    *ITL   2,654,510,860     USD        1,553,345      01/21/98            17,235
                    *ITL   1,433,292,000     USD          840,000      02/19/98            10,649
                    *ITL     428,018,000     USD          252,269      02/19/98             4,604
                     JPY   1,047,959,750     USD        8,725,000      01/29/98           430,867
                     JPY     526,968,188     USD        4,362,500      01/29/98           191,782
                     JPY     199,916,000     USD        1,640,000      01/29/98            57,754
                     JPY   1,026,888,875     USD        8,725,000      02/05/98           589,527
                     JPY     526,335,625     USD        4,362,500      02/05/98           192,634
                    *JPY      45,479,716     USD          361,754      02/26/98               362
                    *JPY      19,827,084     USD          157,708      02/26/98               158
                    *NLG       1,295,840     USD          667,890      02/19/98            12,612
                    *NLG         630,778     USD          325,110      02/19/98             6,139
                    *USD       3,726,000     FRF       22,089,098      12/15/97            16,835
                    *USD         627,000     ESP       93,636,180      12/18/97             1,283
                    *USD       1,968,000     DEM        3,471,355      01/16/98             6,345
                    *USD       1,510,827     ITL    2,620,000,000      01/21/98             5,313
                    *USD         839,000     ITL    1,454,574,300      01/21/98             2,732
                                                                                       ----------
                                                                                        1,779,620
                                                                                       ----------

---------------------

                                  OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    -------------------------------------------------------------------------------

                          CONTRACT                    IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER              EXCHANGE FOR           DATE         DEPRECIATION
                    -------------------------------------------------------------------------------
                    *ESP      93,636,180     USD          626,664      12/18/97      $     (1,619)
                    *ESP      86,827,505     USD          581,097      12/18/97            (1,501)
                    *ESP     149,395,675     USD          999,837      12/18/97            (2,583)
                    *FRF       6,198,357     USD        1,040,377      12/15/97           (10,841)
                    *FRF      22,069,098     USD        3,704,236      12/15/97           (38,599)
                    *FRF       1,107,975     USD          186,387      01/21/98            (1,960)
                    *SGD       3,132,716     USD        1,939,162      03/05/98           (15,625)
                    *USD       1,028,681     FRF        5,910,284      12/15/97           (26,319)
                    *USD       1,078,819     FRF        6,198,357      12/15/97           (27,602)
                    *USD         597,500     ESP       86,827,505      12/18/97           (14,902)
                    *USD       1,025,999     ESP      149,395,675      12/18/97           (23,579)
                    *USD       1,027,838     AUD        1,423,993      12/19/97           (54,841)
                    *USD         157,282     DEM          269,771      01/16/98            (3,849)
                    *USD         749,842     DEM        1,309,000      01/16/98            (5,344)
                    *USD         602,983     DEM        1,050,000      10/16/98            (5,772)
                    *USD       3,592,718     DEM        6,162,229      01/16/98           (87,930)
                    *USD         192,748     FRF        1,107,975      01/21/98            (4,402)
                    *USD       2,107,500     FRF       12,083,773      01/21/98           (53,362)
                    *USD         204,709     FRF        1,176,727      01/21/98            (4,675)
                    *USD       1,100,000     ITL    1,859,990,000      01/21/98           (23,663)
                    *USD       1,565,603     ITL    2,654,510,860      01/21/98           (29,493)
                    *USD       1,883,530     DEM        3,229,313      02/12/98           (44,204)
                    *USD         597,500     ESP       86,733,100      02/12/98           (14,683)
                    *USD          26,341     ESP        3,831,540      02/12/98              (594)
                    *USD         847,049     ITL    1,433,292,000      02/19/98           (17,699)
                    *USD         252,951     ITL      428,018,000      02/19/98            (5,285)
                    *USD         672,500     NLG        1,295,840      02/19/98           (17,222)
                    *USD         326,524     NLG          630,778      02/19/98            (7,553)
                    *USD         364,801     JPY       45,479,716      02/26/98            (3,409)
                    *USD         157,972     JPY       19,827,084      02/26/98              (422)
                     USD         792,028     JPY       99,407,416      02/26/98            (2,114)
                    *USD       1,967,168     SGD        3,132,716      03/05/98           (12,382)
                     USD          47,523     JPY        5,937,000      03/16/98              (213)
                                                                                       ----------
                                                                                         (564,241)
                                                                                       ----------
                             Net Unrealized Appreciation.......................      $  1,215,379
                                                                                       ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                    AUD  --   Australian Dollar      FRF  --   French Franc      NLG  --   Netherlands Guilder
                    DEM  --   Deutsche Mark          ITL  --   Italian Lira      SGD  --   Singapore Dollar
                    ESP  --   Spanish Peseta         JPY  --   Japanese Yen      USD  --   United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO              INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                             COMMON STOCK -- 84.0%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    INFORMATION & ENTERTAINMENT -- 8.6%
                    Leisure & Tourism -- 8.6%
                    Bristol Hotel Co.+.....................................................        7,300    $   180,675
                    CapStar Hotel Co.+.....................................................       25,500        954,656
                    Host Marriott Corp.+...................................................        7,300        151,931
                    Premier Parks, Inc.+...................................................       12,400        483,600
                    Servico, Inc.+.........................................................       39,500        683,844
                    WHG Resorts & Casinos, Inc.+...........................................        3,800         84,550
                                                                                                            -------------
                                                                                                              2,539,256
                                                                                                            -------------
                    REAL ESTATE -- 75.4%
                    Real Estate Companies -- 7.0%
                    Boardwalk Equities, Inc.+..............................................       26,200        298,940
                    Catellus Development Corp.+............................................       50,800        939,800
                    Crescent Operating, Inc.+..............................................        1,780         29,815
                    Security Capital Group, Inc., Class B+.................................        7,800        250,575
                    The Rouse Co...........................................................        2,000         63,000
                    TrizecHahn Corp........................................................       21,700        501,812

                    Real Estate Investment Trusts -- 68.4%
                    Alexandria Real Estate Equities, Inc...................................       14,100        438,862
                    Ambassador Apartments, Inc. Class A....................................       18,400        366,850
                    Apartment Investment & Management Co...................................        4,900        173,338
                    Arden Reality, Inc.....................................................        3,200         97,400
                    Avalon Properties, Inc.................................................        5,700        175,275
                    Bay Apartment Communities, Inc.........................................       10,200        407,362
                    Beacon Properties Corp.................................................       14,100        634,500
                    Boston Properties, Inc.................................................       26,100        851,512
                    Boykin Lodging Co......................................................        7,000        181,563
                    California Reality Corp................................................       21,700        861,219
                    Camden Property Trust..................................................       10,000        326,875
                    CarrAmerica Realty Corp................................................        2,000         60,250
                    CCA Prison Reality Trust...............................................        5,100        181,687
                    CenterPoint Properties Corp............................................       12,100        400,812
                    Chelsea GCA Realty, Inc................................................        2,500         95,000
                    Crescent Real Estate Equities Co.......................................       25,300        974,050
                    Duke Realty Investments, Inc...........................................        6,200        142,600
                    Equity Office Properties Trust.........................................        5,700        184,894
                    Equity Residential Properties Trust....................................        1,100         55,000
                    Essex Property Trust, Inc..............................................       18,200        657,475
                    FelCor Suite Hotels, Inc...............................................       18,100        657,256
                    First Industrial Reality Trust, Inc....................................       18,000        635,625
                    First Union Real Estate Investments....................................        9,900        147,263
                    Gables Residential Trust...............................................        7,300        198,469
                    Glenborough Reality Trust, Inc.........................................       21,800        588,600
                    Golf Trust of America, Inc.............................................       14,300        386,100
                    Home Properties of New York, Inc.......................................        5,600        148,750
                    IRT Property Co........................................................       10,800        130,275
                    Irvine Apartment Communities, Inc......................................        8,800        273,350
                    JDN Realty Corp........................................................       17,000        528,062
                    Kilroy Reality Corp....................................................        6,400        168,000
                    Kimco Realty Corp......................................................        5,500        189,062
                    Liberty Property Trust.................................................       28,700        801,806
                    National Golf Properties, Inc..........................................        4,400        139,700

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE (continued)
                    Real Estate Investment Trusts (continued)
                    Oasis Residential, Inc.................................................        1,000    $    21,813
                    Pacific Gulf Properties, Inc...........................................        3,800         85,025
                    Parkway Properties, Inc................................................       21,900        721,331
                    Patriot American Hospitality, Inc......................................       25,312        791,000
                    Post Properties, Inc...................................................       12,200        471,225
                    Prentiss Properties Trust..............................................       10,300        266,512
                    Public Storage, Inc....................................................       24,800        685,100
                    Reckson Associates Realty Corp.........................................       21,100        560,469
                    Security Capital Pacific Trust.........................................        8,642        210,109
                    Simon DeBartolo Group, Inc.............................................       18,100        591,644
                    SL Green Reality Corp..................................................        9,700        252,200
                    Starwood Lodging Trust.................................................       16,600        890,175
                    Storage USA, Inc.......................................................        6,000        234,375
                    Sunstone Hotel Investors, Inc..........................................       29,900        525,119
                    The Macerich Co........................................................        6,600        179,025
                    Tower Reality Trust Inc.+..............................................        6,100        148,688
                    United States Restaurant Properties, Inc...............................        9,850        235,169
                    Urban Shopping Centers, Inc............................................        3,200        106,600
                    Vornado Realty Trust...................................................       20,300        909,694
                    Weingarten Realty Investors............................................        1,800         75,038
                                                                                                            -------------
                                                                                                             22,303,095
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $23,518,812)..................................                  24,842,351
                                                                                                            -------------
                                            PREFERRED STOCK -- 3.7%
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE -- 3.7%
                    Real Estate Companies -- 1.0%
                    Oasis Residential, Inc. convertible, Series A 2.25%....................          700         17,500
                    The Rouse Co. convertible, Series B 3.0%...............................        5,400        270,000

                    Real Estate Investment Trusts -- 2.7%
                    Equity Residential Properties Trust convertible, Series E 7.0%.........       24,200        674,575
                    Security Capital Pacific Trust convertible, Series A 1.75%.............          400         13,350
                    Vornado Realty Trust convertible, Series A 6.50%.......................        1,700        113,794
                                                                                                            -------------
                                                                                                              1,089,219
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $1,090,413)................................                   1,089,219
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $24,609,225).........................                  25,931,570
                                                                                                            -------------
                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 12.6%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 12.6%
                    Federal Home Loan Bank Consolidated Discount Note 5.35% due 12/1/97....   $  130,000        130,000
                    Federal Home Loan Mortgage Discount Notes 5.46% due 12/1/97............    3,600,000      3,600,000
                                                                                                            -------------
                    TOTAL SHORT-TERM SECURITIES (cost $3,730,000)..........................                   3,730,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $28,339,225)                                              100.3%                 29,661,570
                    Liabilities in excess of other assets --                           (0.3)                    (96,712)
                                                                                     ------                 -------------
                    NET ASSETS --                                                     100.0%                $29,564,858
                                                                                     ======                 =============

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 94.8%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------


                    CONSUMER DISCRETIONARY -- 6.6%
                    Apparel & Textiles -- 1.5%
                    Gap, Inc..............................................................       10,000    $    536,875
                    Liz Claiborne, Inc....................................................       10,000         502,500
                    Tefron Ltd.+..........................................................       26,200         550,200

                    Housing -- 0.6%
                    D.R. Horton, Inc......................................................       25,000         445,313
                    Toll Brothers, Inc.+..................................................       10,000         241,250

                    Retail -- 4.5%
                    The Neiman Marcus Group, Inc.+........................................       25,000         823,437
                    Amazon.com., Inc.+....................................................        7,000         346,500
                    Ames Department Stores, Inc.+.........................................       65,000       1,105,000
                    Costco Cos., Inc.+....................................................        5,000         221,563
                    CVS Corp..............................................................       13,000         862,875
                    Kohl's Corp.+.........................................................        5,000         361,875
                    Office Depot, Inc.+...................................................       15,500         366,187
                    Woolworth Corp.+......................................................       25,000         540,625
                                                                                                           ------------
                                                                                                              6,904,200
                                                                                                           ------------
                    CONSUMER STAPLES -- 4.7%
                    Food, Beverage & Tobacco -- 1.7%
                    800-JR Cigar, Inc.+...................................................       20,000         550,000
                    Beringer Wine Estates Holdings, Inc., Class B+........................        4,900         159,250
                    Chiquita Brands International, Inc....................................       25,000         423,438
                    Fresh Del Monte Produce, Inc.+........................................       15,000         221,250
                    Ryan's Family Steak Houses, Inc.+.....................................       45,000         399,375

                    Household Products -- 3.0%
                    A.C. Moore Arts & Crafts, Inc.+.......................................        2,000          30,000
                    Dial Corp. New........................................................       60,000       1,162,500
                    Furniture Brands International, Inc.+.................................       10,000         195,625
                    Scotts Co., Class A+..................................................        7,000         204,750
                    Silgan Holdings, Inc.+................................................       12,000         417,000
                    Steiner Leisure Ltd.+.................................................       15,000         431,250
                    Sunbeam Corp..........................................................       15,000         660,937
                                                                                                           ------------
                                                                                                              4,855,375
                                                                                                           ------------
                    ENERGY -- 15.8%
                    Energy Services -- 13.5%
                    Anadarko Petroleum Corp...............................................       10,000         650,000
                    Baker Hughes, Inc.....................................................       10,000         418,750
                    Cliffs Drilling Co.+..................................................       17,600         976,800
                    Cooper Cameron Corp.+.................................................       20,000       1,218,750
                    Core Laboratories NV+.................................................       30,000       1,087,500
                    Diamond Offshore Drilling, Inc........................................       15,400         768,075
                    Eagle Geophysical, Inc.+..............................................        3,000          48,750
                    EVI, Inc.+............................................................       10,000         514,375
                    Falcon Drilling Co., Inc.+............................................       40,000       1,290,000
                    Friede Goldman International, Inc.+...................................       50,000       1,487,500
                    Global Marine, Inc.+..................................................       10,000         263,125
                    Marine Drilling Co., Inc. +...........................................       20,000         455,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    ENERGY (continued)
                    Energy Services (continued)
                    Nabors Industries, Inc. +.............................................       20,000    $    701,250
                    Noble Drilling Corp.+.................................................       28,000         841,750
                    Patterson Energy, Inc.+...............................................       20,200         742,350
                    Rowan Cos., Inc.+.....................................................       10,000         340,000
                    Seagull Energy Corp.+.................................................       10,000         228,125
                    Tidewater, Inc........................................................        3,000         168,187
                    Trico Marine Services, Inc.+..........................................       36,400       1,012,375
                    UTI Energy Corp.+.....................................................       15,000         420,000
                    Varco International, Inc.+............................................        6,400         327,600

                    Energy Sources -- 2.3%
                    ENSCO International, Inc. +...........................................       26,000         929,500
                    Kerr-McGee Corp.......................................................       10,000         663,125
                    KN Energy, Inc........................................................       10,000         467,500
                    Smith International, Inc.+............................................        5,000         320,000
                                                                                                           ------------
                                                                                                             16,340,387
                                                                                                           ------------
                    FINANCE -- 19.7%
                    Banks -- 9.4%
                    Bankers Trust New York Corp...........................................       17,490       2,073,658
                    First American Corp...................................................       33,800       1,673,100
                    First Chicago Corp....................................................       10,000         782,500
                    First International Bancorp, Inc......................................       14,500         197,563
                    Hamilton Bancorp, Inc.+...............................................       20,000         562,500
                    Hibernia Corp. Class A................................................       15,000         271,875
                    ING Groep NV..........................................................       15,115         615,936
                    Long Island Bancorp, Inc..............................................        5,367         252,920
                    PNC Bank Corp.........................................................       26,400       1,420,650
                    Popular Inc...........................................................       16,000         852,000
                    Summit Bancorp........................................................       22,500       1,049,062

                    Financial Services -- 9.0%
                    Allmerica Financial Corp..............................................        5,000         242,500
                    American Capital Strategies Ltd.+.....................................       18,000         333,000
                    Associates First Capital Corp., Class A...............................        5,000         321,250
                    Countrywide Credit Industries, Inc....................................       17,600         720,500
                    Crestar Financial Corp................................................       10,000         513,750
                    Donaldson, Lufkin & Jenrette, Inc.....................................       10,000         728,750
                    Federal Agricultural Mortgage Corp.+..................................        4,100         271,625
                    Hambrecht & Quist Group, Inc.+........................................       10,000         383,750
                    Healthcare Financial Partners, Inc.+..................................       25,400         838,200
                    Interra Financial, Inc................................................        9,000         496,687
                    Jefferies Group, Inc..................................................          400          28,350
                    Legg Mason, Inc.......................................................        9,900         478,913
                    Lehman Brothers Holdings, Inc.........................................       18,000         910,125
                    Merrill Lynch & Co., Inc..............................................        5,000         350,938
                    Metris Cos., Inc.+....................................................        9,500         361,000
                    New Century Financial Corp.+..........................................       25,000         328,125
                    PaineWebber Group, Inc................................................       15,000         504,375
                    Reliance Group Holdings, Inc..........................................       50,000         637,500
                    Stirling Cooke Brown Holdings.........................................       24,000         582,000
                    T&W Financial Corp.+..................................................       15,000         241,875

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 1.3%
                    Conseco, Inc..........................................................       10,000    $    465,625
                    Hartford Life, Inc....................................................       15,000         575,625
                    Penn Treaty American Corp.+...........................................       10,000         325,000
                                                                                                           ------------
                                                                                                             20,391,227
                                                                                                           ------------
                    HEALTHCARE -- 9.8%
                    Drugs -- 2.3%
                    IDEC Pharmaceuticals Corp.+...........................................       20,000         698,750
                    LifeCell Corp.+.......................................................        9,000          43,875
                    Mylan Laboratories, Inc...............................................       49,000       1,087,188
                    Watson Pharmaceuticals, Inc.+.........................................       20,000         595,000

                    Health Services -- 4.9%
                    Access Health, Inc.+..................................................       10,000         297,500
                    Advance Paradigm, Inc.+...............................................       10,000         296,250
                    Arterial Vascular Engineering, Inc.+..................................       20,000       1,107,500
                    Assisted Living Concepts, Inc.+.......................................       30,000         513,750
                    CORR Therapeutics, Inc.+..............................................       20,000         455,000
                    HEALTHSOUTH Corp.+....................................................       20,000         525,000
                    Neurex Corp.+.........................................................       20,000         312,500
                    NovaCare, Inc.+.......................................................       50,000         618,750
                    PhyCor, Inc.+.........................................................       10,000         246,250
                    Vision Twenty One, Inc.+..............................................       70,000         669,375

                    Medical Products -- 2.6%
                    Guidant Corp..........................................................       12,500         803,125
                    Gulf South Medical Supply, Inc. +.....................................       15,000         489,375
                    Osteotech, Inc.+......................................................       10,000         302,500
                    Protein Design Labs, Inc.+............................................       20,000         840,000
                    Rexall Sundown, Inc.+.................................................       10,000         237,500
                                                                                                           ------------
                                                                                                             10,139,188
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 10.2%
                    Aerospace & Military Technology -- 0.4%
                    REMEC, Inc.+..........................................................       17,000         397,375

                    Business Services -- 6.2%
                    American Disposal Services, Inc.+.....................................       20,000         712,500
                    Budget Group, Inc., Class A+..........................................        5,000         177,500
                    Checkfree Corp.+......................................................       15,000         392,812
                    Corrections Corp. of America+.........................................        5,000         173,125
                    Culligan Water Technologies, Inc.+....................................       15,000         673,125
                    Hvide Marine, Inc., Class A+..........................................        3,000          84,938
                    Jackson Hewitt, Inc.+.................................................       25,000       1,676,562
                    JLK Direct Distribution, Inc.+........................................       12,600         358,312
                    NCO Group, Inc.+......................................................        5,000         189,375
                    Personnel Group Of America, Inc.+.....................................       10,000         365,625
                    Philip Services Corp.+................................................       10,000         158,125
                    Pre-Paid Legal Services, Inc.+........................................       10,000         283,125
                    Seitel, Inc.+.........................................................       15,000         577,500
                    Snyder Communications, Inc............................................        5,000         169,688
                    Transcrypt International, Inc.+.......................................        5,200         120,900
                    Vestcom International, Inc.+..........................................       15,000         303,750

                    Machinery -- 1.0%
                    IRI International Corp.+..............................................        2,000          32,250
                    Kennametal, Inc.......................................................       20,000       1,053,750

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Transportation -- 2.6%
                    Airborne Freight Corp.................................................       10,000    $    636,875
                    Caliber System, Inc...................................................       25,000       1,335,938
                    CNF Transportation, Inc...............................................       15,000         652,500
                    Consolidated Freightways Corp.+.......................................        4,000          62,500
                                                                                                           ------------
                                                                                                             10,588,150
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 4.9%
                    Broadcasting & Media -- 2.6%
                    Cinar Films, Inc., Class B+...........................................       22,000         907,500
                    Nextel Communications, Inc., Class A+.................................       20,000         505,000
                    Tele-Communications Liberty Media Group, Inc., Series A+..............       15,000         506,250
                    TV Azteca SA de CV ADR+...............................................        6,000         124,125
                    Univision Communications, Inc., Class A+..............................       10,000         665,625

                    Entertainment Products -- 0.4%
                    Mattel, Inc...........................................................       10,000         400,625

                    Leisure & Tourism -- 1.9%
                    CapStar Hotel Co.+....................................................       20,000         748,750
                    Carnival Corp., Class A...............................................       10,000         540,625
                    Four Seasons Hotels, Inc..............................................        7,000         224,875
                    Ryanair Holdings PLC ADR+.............................................       16,200         433,350
                                                                                                           ------------
                                                                                                              5,056,725
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 18.0%
                    Communication Equipment -- 2.1%
                    CIENA Corp.+..........................................................        5,000         270,000
                    Digital Microwave Corp.+..............................................       20,000         315,000
                    Tekelec, Inc.+........................................................       20,000         757,500
                    Tellabs, Inc.+........................................................        6,000         312,000
                    World Access, Inc.+...................................................       20,000         490,000

                    Computers & Business Equipment -- 0.2%
                    Ikon Office Solutions, Inc............................................        7,500         228,281

                    Electronics -- 4.9%
                    Aehr Test Systems+....................................................        4,000          36,500
                    Alpha Industries, Inc.+...............................................       10,000         186,250
                    DII Group, Inc.+......................................................       20,000         447,500
                    Jabil Circuit, Inc.+..................................................       15,000         721,875
                    Lernout & Hauspie Speech Products NV+.................................       10,000         479,375
                    Level One Communications, Inc.+.......................................       20,000         835,000
                    PMC-Sierra, Inc.+.....................................................       20,000         550,000
                    RF Micro Devices, Inc.+...............................................       10,000         141,250
                    Tandy Corp............................................................       20,000         860,000
                    Uniphase Corp.+.......................................................        5,000         200,625
                    Vitesse Semiconductor Corp.+..........................................        5,500         246,125
                    Yurie System, Inc.+...................................................       15,000         373,125

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software -- 8.4%
                    Applied Voice Technology, Inc.+.......................................       10,000    $    280,000
                    Baan Co. NV+..........................................................        5,000         357,500
                    Cambridge Technology Partners, Inc.+..................................       10,000         388,750
                    Check Point Software Technologies, Ltd.+..............................       10,000         451,250
                    Computer Task Group, Inc..............................................       19,300         607,950
                    Compuware Corp.+......................................................       30,000       1,048,125
                    Concord Communications, Inc.+.........................................        2,000          43,750
                    HBO & Co.+............................................................       20,000         897,500
                    Keane, Inc.+..........................................................       15,000         475,313
                    Legato Systems, Inc.+.................................................       10,000         381,250
                    Lycos Inc.+...........................................................       20,000         611,250
                    New Era of Networks, Inc.+............................................       10,000         127,500
                    Novell, Inc.+.........................................................       15,000         138,750
                    QuadraMed Corp.+......................................................       25,000         653,125
                    The Learning Company Inc.+............................................       20,000         362,500
                    Veritas DGC, Inc.+....................................................       15,000         600,000
                    Veritas Software Co...................................................       15,000         655,781
                    Yahoo!, Inc.+.........................................................       12,500         639,062

                    Telecommunications -- 2.4%
                    At Home Corp., Series A+..............................................       10,000         206,250
                    COLT Telecommunications Group PLC ADR+................................        5,000         217,500
                    Globalstar Telecommunications Ltd.+...................................       10,000         495,625
                    Lucent Technologies, Inc..............................................        5,000         400,625
                    Pacific Gateway Exchange, Inc.+.......................................       10,000         388,750
                    Teleport Communications Group+........................................       15,000         735,000
                                                                                                           -------------
                                                                                                             18,613,512
                                                                                                           -------------
                    REAL ESTATE -- 3.1%
                    Real Estate Companies -- 0.6%
                    Security Capital Group, Inc., Class B+................................       10,000         321,250
                    Westfield America, Inc................................................       20,000         333,750

                    Real Estate Investment Trusts -- 2.5%
                    CCA Prison Reality Trust..............................................        5,000         178,125
                    Equity Office Properties Trust........................................       10,000         324,375
                    Innkeepers USA Trust..................................................       20,000         321,250
                    Ocwen Asset Investment Corp...........................................       12,500         227,344
                    Starwood Lodging Trust................................................       15,000         804,375
                    Vornado Realty Trust..................................................       15,000         672,187
                                                                                                           -------------
                                                                                                              3,182,656
                                                                                                           -------------
                    UTILITIES -- 2.0%
                    Gas & Pipeline Utilities -- 1.7%
                    Aquila Gas Pipeline Corp..............................................       50,000         706,250
                    TransCoastal Marine Services, Inc.+...................................       12,000         234,000
                    Western Gas Resources, Inc............................................       35,000         800,626

                    Telephone -- 0.3%
                    McLeodUSA, Inc., Class A+.............................................       10,000         370,000
                                                                                                           -------------
                                                                                                              2,110,876
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $83,284,878).................................                   98,182,296
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                     U.S. GOVERNMENT AND AGENCIES -- 2.3%                      AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES -- 2.3%
                    United States Treasury Bonds 6.13% 2027...............................   $1,200,000    $  1,213,500
                    United States Treasury Notes 6.13% 2007...............................    1,200,000       1,223,064
                                                                                                           -------------
                                                                                                              2,436,564
                                                                                                           -------------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $2,424,112)..................                    2,436,564
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $85,708,990)........................                  100,618,860
                                                                                                           -------------
                    REPURCHASE AGREEMENT -- 5.8%
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 5.8%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $5,956,000)...................................................    5,956,000       5,956,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $91,664,990)                                            102.9%                  106,574,860
                              Liabilities in excess of other assets --               (2.9)                   (2,971,396)
                                                                                    ------                 -------------
                    NET ASSETS --                                                   100.0%                 $103,603,464
                                                                                    ======                 ==============


              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                            COMMON STOCK -- 82.2%                              SHARES          VALUE

                    ----------------------------------------------------------------------------------------------------


                    ARGENTINA -- 5.4%
                    Banco Frances del Rio de la Plata SA ADR (Finance)....................        17,500    $   157,558
                    Irsa Inversiones y Represenaciones SA GDR (Real Estate)...............         2,400         73,350
                    Perez Cos. SA (Multi-industry)........................................        31,000        222,041
                    Telefonica de Argentina SA ADR (Utilities) GDR........................        11,000        363,687
                    YPF Sociedad Anonima ADR (Energy).....................................         8,000        268,500
                                                                                                            ------------
                                                                                                              1,085,136
                                                                                                            ------------
                    BRAZIL -- 9.6%
                    Brazil Realty SA Empreendimentos & Participacoes GDR (Real
                      Estate)(1)*.........................................................         2,900         50,750
                    Centrais Electricas de Santa Brasileiras SA (Utilities)...............         1,900        198,678
                    Companhia Siderurgica Nacional (Materials)............................     2,100,000         56,793
                    Companhia Siderurgica Nacional ADR (Materials)........................         2,500         67,608
                    Companhia Vale do Rio Doce (Materials)................................        18,000        322,897
                    Compania Brasileira de Distribuidora GDR (Industrial & Commercial)....        15,700        233,660
                    Compania Energetica de Minas ADR non voting (Materials)...............        10,400        506,251
                    Petroleo Brasileiro SA ADR (Energy)...................................         9,100        198,516
                    Telecomunicacoes Brasileirassa SA ADR (Information Technology)........         2,750        287,031
                                                                                                            ------------
                                                                                                              1,922,184
                                                                                                            ------------
                    CANADA -- 2.1%
                    Bell Canada International, Inc. (Utilities)+..........................         5,000         72,734
                    Hurricane Hydrocarbons Ltd. (Energy)..................................        21,700        133,307
                    Super Sol Ltd. ADR (Materials)........................................        15,700        219,800
                                                                                                            ------------
                                                                                                                425,841
                                                                                                            ------------
                    CHILE -- 4.2%
                    Compania de Telecomunicaciones de Chile SA ADR (Utilities)............        10,000        270,625
                    Distribucion y Servicio D&S SA ADR (Consumer Discretionary)+..........        13,600        237,150
                    Linea Aerea Nacional Chile SA ADR (Information & Entertainment).......         9,700        122,462
                    Madeco SA ADR (Materials).............................................        11,800        199,125
                                                                                                            ------------
                                                                                                                829,362
                                                                                                            ------------
                    CHINA -- 1.3%
                    Beijing Datang Pow (Utilities)........................................       156,000         72,145
                    Guangdong Kelon Electric Holdings (Industrial & Commercial)...........       100,000        111,251
                    Qingling Motors Co., Ltd. (Consumer Discretionary)....................       139,000         74,172
                                                                                                            ------------
                                                                                                                257,568
                                                                                                            ------------
                    HONG KONG -- 2.7%
                    Asia Satellite Telecom Holdings Ltd. (Information Technology)+........        29,000         63,400
                    Cheung Kong Holdings Ltd. (Real Estate)...............................        40,000         93,140
                    China Foods Holdings (Consumer Staples)...............................       116,000         40,891
                    Guangnan Holdings (Consumer Staples)..................................        70,000         52,521
                    Hutchison Whampoa Ltd. (Multi-industry)...............................        18,000        119,918
                    New World Development Co. Ltd. (Real Estate)+.........................        53,900        106,331
                    Ng Fung Hong (Consumer Staples).......................................        56,000         54,694
                                                                                                            ------------
                                                                                                                530,895
                                                                                                            ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDIA -- 4.2%
                    BSES Ltd. GDR (Industrial & Commercial)...............................         5,600    $    75,600
                    Gujarat Ambuja Cements Ltd. GDR (Industrial & Commercial).............        14,000        112,000
                    Hindalco Industries Ltd. GDR (Materials)*.............................         4,200         94,500
                    Indian Hotel Co., Ltd. (Information & Entertainment)..................         2,400         45,600
                    Larsen & Torbo GDR (Industrial & Commercial)..........................         3,000         29,250
                    Ranbaxy Laboratories Ltd. (Healthcare)................................         4,100         95,325
                    Reliance Industries GDS (Materials)*..................................        14,000        108,850
                    State Bank of India GDR (Finance).....................................         8,200        108,650
                    Tata Engineering & Locomotive Co., Ltd. GDR (Consumer
                      Discretionary)......................................................        10,000         81,378
                    Videsh Sanchar Nigam Ltd. GDR (Information Technology)*...............         7,000         92,750
                                                                                                            ------------
                                                                                                                843,903
                                                                                                            ------------
                    INDONESIA -- 2.3%
                    Astra International, Inc. (Consumer Discretionary)....................        50,000         26,045
                    Gudang Garam Perus (Consumer Staples).................................        30,000         63,742
                    PT Astra Agro Niaga Lestari Tbk (Energy)(1)...........................        77,000         32,721
                    PT Indah Kiat Pulp & Paper Corp. (Materials)..........................       237,500         55,346
                    PT Indorama Synthetics (Consumer Discretionary).......................        70,000         35,984
                    PT Indostat alien (Information Technology)+...........................        31,000         70,329
                    PT Telekomunikasi Indonesia ADR alien (Information Technology)+.......         8,000        117,000
                    Ramayana Lestari Sentosa (Consumer Discretionary).....................        45,000         52,125
                                                                                                            ------------
                                                                                                                453,292
                                                                                                            ------------
                    KOREA -- 1.5%
                    Daewoo Heavy Industries (Industrial & Commercial).....................         7,000         31,962
                    Housing & Commercial Bank, Korea GDR (Finance)*.......................         7,100         41,712
                    Korea Mobile Telecommunications Corp. (Information & Entertainment)...           100         32,591
                    LG Electronics, Inc. (Consumer Goods).................................         3,000         33,604
                    Samsung Electronics Co. (Information Technology)......................         4,500        161,223
                                                                                                            ------------
                                                                                                                301,092
                                                                                                            ------------
                    MALAYSIA -- 2.6%
                    Berjaya Sports Toto Berhad (Information & Entertainment)..............        57,000        124,399
                    IJM Corp. Berhad (Industrial & Commercial)............................       102,000         37,829
                    KFC Holdings (Information & Entertainment)............................        58,000         86,042
                    Malakoff Berhad (Industrial & Commercial).............................        53,000         83,161
                    Malaysian Assurance (Finance)+........................................        44,000         51,466
                    PPB Oil Palms Berhad (Consumer Staples)...............................        65,000         56,002
                    Telekom Malaysia Berhad (Information Technology)......................        36,000         80,108
                                                                                                            ------------
                                                                                                                519,007
                                                                                                            ------------
                    MEXICO -- 17.8%
                    Alfa SA de CV, Class A (Multi-industry)+..............................        66,000        495,793
                    Cemex SA de CV Class B ADR (Materials)................................        71,100        349,722
                    Cifra SA de CV (Consumer Staples).....................................        87,000        182,188
                    Corporacion Moctezuma SA de CV (Materials)............................        66,700         79,259
                    Fomento Economico Mexicano SA de CV, Class B (Consumer Staples)+......        61,000        496,853
                    G Accion SA de CV ADR (Real Estate)(1)*...............................         7,400         69,375
                    Grupo Financiero Banamex-Accival SA de CV., Class B (Finance).........       100,000        219,151
                    Grupo Imsa SA de CV ADR (Multi-industry)..............................        12,300        319,031
                    Grupo Televisa SA de CV, ADR (Information & Entertainment)............        11,000        407,000
                    Kimberly-Clark de Mexico SA de CV ADR (Materials).....................        44,600        196,026
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)...........        13,500        462,375
                    Telefonos de Mexico SA ADR (Utilities)................................         5,800        287,100
                                                                                                            ------------
                                                                                                              3,563,873
                                                                                                            ------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    PHILIPPINES -- 2.9%
                    Ayala Land, Inc. Class B (Real Estate)................................       292,300    $   114,996
                    Belle Corp. (Real Estate).............................................       746,000         35,859
                    Benpres Holdings Corp. GDR (Industrial & Commercial)(1)...............         9,000         25,875
                    International Container Systems, Inc. (Materials)+....................       413,400         67,421
                    Ionics Circuit, Inc. (Information Technology).........................        60,200         34,880
                    Manila Electric Co. (Utilities).......................................        14,000         48,469
                    Philippine Long Distance Telephone Co. (Utilities)....................         2,200         52,876
                    Philippine Long Distance Telephone Co. ADR (Utilities)................         3,700         91,575
                    SM Prime Holdings (Real Estate).......................................       480,000         75,537
                    Solid Group, Inc. (Industrial & Commercial)...........................       650,000         34,220
                                                                                                            ------------
                                                                                                                581,708
                                                                                                            ------------
                    POLAND -- 1.5%
                    Bank Handlowy Warsza (Finance)........................................        12,200        143,144
                    KGHM Polska Miedz SA (Materials)......................................        19,000        156,750
                                                                                                            ------------
                                                                                                                299,894
                                                                                                            ------------
                    PORTUGAL -- 2.7%
                    Colep-Companhia Portuguesa de Embalagens (Materials)..................        17,100        284,683
                    Electricidad de Portugal SA (Utilities)...............................         5,200         93,987
                    Investec Consultoria International SA (Information & Entertainment)...         5,200        158,857
                                                                                                            ------------
                                                                                                                537,527
                                                                                                            ------------
                    RUSSIA -- 4.3%
                    Ao Mosenergo ADR (Energy)(1)*.........................................         4,400        132,000
                    Ao Tatneft ADR (Utilities)*...........................................         2,200        270,990
                    Oil Co Lukoil ADR (Utilities).........................................         2,300        184,288
                    Tatneft (Energy) ADR*.................................................           700         86,224
                    Unified Energy Systems Russia GDR (Utilities)(1)......................         8,000        182,000
                                                                                                            ------------
                                                                                                                855,502
                                                                                                            ------------
                    SINGAPORE -- 0.4%
                    Asia Pulp & Paper Ltd. ADR (Materials)+...............................         7,250         78,844
                                                                                                            ------------
                    SOUTH AFRICA -- 5.9%
                    Energy Africa Ltd GDR (Energy)*.......................................         3,600         81,000
                    Engen Botswana Ltd. (Energy)..........................................        39,600        222,106
                    First National Bank (Finance).........................................        30,700        259,072
                    Gencor (Materials)....................................................         7,000         10,878
                    Liberty Life Association of Africa Ltd. (Finance).....................        13,200        334,177
                    Sasol Ltd. (Multi-industry)...........................................        26,200        263,968
                                                                                                            ------------
                                                                                                              1,171,201
                                                                                                            ------------
                    TAIWAN, PROVINCE OF CHINA -- 3.7%
                    Acer, Inc. GDR (Information Technology)...............................         7,950         60,420
                    ASE Test Ltd. (Information Technology)+...............................         2,850        159,600
                    Asustek Computer, Inc. GDR (Information Technology)*..................        15,000        229,971
                    China Steel Corp. ADR (Materials)*....................................         4,700         68,710
                    China Steel Corp. GDS (Materials).....................................         4,800         68,520
                    Siliconware Precision Industries Co. GDR (Information Technology).....        11,605        159,278
                                                                                                            ------------
                                                                                                                746,499
                                                                                                            ------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 1.2%
                    Advanced Information Services PCL alien shares (Information &
                      Entertainment)......................................................         9,000    $    46,957
                    Electricity Generating PCL (Utilities)................................        35,000         67,391
                    Industrial Finance Corp. of Thailand alien shares (Finance)...........        56,000         32,348
                    PTT Exploration & Production PCL alien shares (Energy)................         8,000         88,646
                                                                                                            ------------
                                                                                                                235,342
                                                                                                            ------------
                    TURKEY -- 2.3%
                    Dogan Sirketler Grubu Holdings SA (Multi-industry)....................     2,180,000         82,434
                    Haci Omer Sabanci Holdings SA ADR (Finance)...........................        12,900        183,825
                    Yapi Ve Kredi Bankasi SA ADR (Finance)................................         3,700        117,938
                    Yapi Ve Kredi Bankasi SA GDR (Finance)................................         2,400         76,500
                                                                                                            ------------
                                                                                                                460,697
                                                                                                            ------------
                    UNITED KINGDOM -- 2.2%
                    Billiton PLC (Materials)..............................................        60,000        148,194
                    Lonrho PLC (Multi-industry)...........................................        95,800        143,942
                    Ramco Energy PLC-ADR (Energy).........................................        11,400        147,487
                                                                                                            ------------
                                                                                                                439,623
                                                                                                            ------------
                    UNITED STATES -- 0.3%
                    At Entertainment, Inc. (Information & Entertainment)..................         6,000         65,250
                                                                                                            ------------
                    VENEZUELA -- 1.1%
                    Compania Anon Nacional Tele de Venezuela ADR (Information &
                      Entertainment)......................................................         3,400        134,300
                    Siderurgica Venezolana "Sivensa" SA (Industrial & Commercial).........        18,000         81,000
                                                                                                            ------------
                                                                                                                215,300
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $19,682,170).................................                   16,419,540
                                                                                                            ------------
                                           PREFERRED STOCK -- 2.4%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 2.4%
                    Banco Bradesco SA (Finance)...........................................    26,000,000        189,850
                    Banco Itau SA (Finance) 8.00%.........................................       450,000        201,208
                    Multicanal Participacoes SA ADR (Information Technology)..............        17,600         83,600
                                                                                                            ------------
                                                                                                                474,658
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $683,083).................................                      474,658
                                                                                                            ------------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 2.0%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    INDIA -- 0.4%
                    Mahindra + Mahindra Ltd. 5.00% 2001+..................................   $    90,000         83,952
                                                                                                            ------------
                    TAIWAN, PROVINCE OF CHINA -- 1.6%
                    Delta Electronic, Inc. convertible, zero coupon 2004..................       100,000        127,030
                    Formosa Chemicals & Fibre Co. convertible, 1.75% 2001.................       110,000        117,150
                    Nan Ya Plastics Corp. convertible, 1.75% 2001.........................        60,000         67,464
                                                                                                            ------------
                                                                                                                311,644
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $492,234)...................................                      395,596
                                                                                                            ------------

                                                           ---------------------

                                                RIGHTS -- 0.0%                                 SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    KOREA -- 0.0%
                    Housing & Commercial Bank, Korea GDR (Finance)*(1)....................           423    $         0
                                                                                                            ------------

                                              WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    PHILIPPINES -- 0.0%
                    Belle Corp (Real Estate) 12/31/00(1)..................................       129,200              0
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $20,857,487)........................                   17,289,794
                                                                                                            ------------

                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 10.0%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 10.0%
                    Federal Home Loan Mortgage Discount Notes 5.50% due 12/11/97..........   $ 1,000,000        998,472
                    Federal Home Loan Mortgage Discount Notes 5.47% due 12/17/97..........     1,000,000        997,569
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,996,041).........................                    1,996,041
                                                                                                            ------------

                                         REPURCHASE AGREEMENT -- 3.9%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 3.9%
                    Agreement with SBC Warburg, bearing interest of 5.67% dated 11/28/97, to be repurchased 12/1/97 in the amount of $784,370 and
                      collateralized by $528,000 U.S. Treasury Notes 10.625% due 08/15/15
                      approximate aggregate value $799,918 (cost $784,000)................       784,000        784,000
                    TOTAL INVESTMENTS --
                      (cost $23,637,528)                                100.5%                                20,069,835
                    Liabilities in excess of other assets --             (0.5)                                   (90,742)
                                                                       -------                               ------------
                    NET ASSETS --                                       100.0%                               $19,979,093
                                                                       =======                               =============

              -----------------------------

               +  Non-income producing securities

               *  Resale restricted to qualified institutional buyers

              (1) Fair valued securities; see Note 2

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              GDS -- Global Depository Shares

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1997

                                                                   CASH                           CORPORATE       HIGH-YIELD
                                                                MANAGEMENT      GLOBAL BOND         BOND             BOND
     ------------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................  $         --     $ 80,131,563     $60,368,655     $186,227,046
     Short-term securities*..................................   141,966,188        3,047,000       1,287,574               --
     Repurchase agreements (cost equals market)..............    13,341,000               --              --       11,659,000
     Cash....................................................            98               73             237        1,449,115
     Foreign currency........................................            --               --              --               --
     Receivables for--
      Dividends and accrued interest.........................       765,335        2,126,992       1,280,323        3,412,574
      Fund shares sold.......................................       554,205           63,875         161,673          378,474
      Foreign currency contracts.............................            --        9,797,009              --               --
      Sales of investments...................................            --        6,486,159          59,512                5
     Prepaid expenses........................................         6,304           32,422           1,750            5,592
     Deferred organizational expenses........................         1,220              686             686              672
     Unrealized appreciation on forward foreign currency
      contracts..............................................            --        2,053,926              --               --
                                                               ------------     ------------     -----------     ------------
                                                                156,634,350      103,739,705      63,160,410      203,132,478
                                                               ------------     ------------     -----------     ------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................       378,564           25,974          15,392          102,928
      Management fees........................................        74,645           50,539          33,758          102,750
      Foreign currency contracts.............................            --        9,857,325              --               --
      Purchases of investments...............................            --        3,923,947         785,637        7,220,901
     Unrealized depreciation on forward foreign currency
      contracts..............................................            --          761,859              --               --
     Other accrued expenses..................................        61,687           77,538          54,005           66,893
                                                               ------------     ------------     -----------     ------------
                                                                    514,896       14,697,182         888,792        7,493,472
                                                               ------------     ------------     -----------     ------------
     NET ASSETS..............................................  $156,119,454     $ 89,042,523     $62,271,618     $195,639,006
                                                               ============     ============     ===========     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................    14,542,029        7,733,604       5,395,202       16,552,238
     Net asset value per share...............................  $      10.74     $      11.51     $     11.54     $      11.82
                                                               ============     ============     ===========     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $149,355,823     $ 80,711,428     $57,398,970     $178,477,367
     Accumulated undistributed net investment income.........     6,768,071        5,020,328       3,269,106       13,972,776
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....          (684)       1,605,904        (274,142)       1,523,707
     Unrealized appreciation (depreciation) on investments...        (3,756)         423,598       1,877,684        1,665,156
     Unrealized foreign exchange gain on other assets and
      liabilities............................................            --        1,281,265              --               --
                                                               ------------     ------------     -----------     ------------
                                                               $156,119,454     $ 89,042,523     $62,271,618     $195,639,006
                                                               ============     ============     ===========     ============
     ---------------
     * Cost
      Investment securities..................................  $         --     $ 79,707,965     $58,491,965     $184,561,890
                                                               ============     ============     ===========     ============
      Short-term securities..................................  $141,969,944     $  3,047,000     $ 1,286,580     $         --
                                                               ============     ============     ===========     ============

                                                                                                  BALANCED/
                                                                                                   PHOENIX
                                                                WORLDWIDE       SUNAMERICA       INVESTMENT
                                                               HIGH INCOME       BALANCED          COUNSEL
     ------------------------------------------------------------------------------------------------------------------------

     ASSETS:
     Investment securities, at value*........................  $119,757,721     $42,169,455     $ 85,111,395
     Short-term securities*..................................            --              --       15,319,522
     Repurchase agreements (cost equals market)..............     8,097,000       2,364,000               --
     Cash....................................................           232           1,595            3,977
     Foreign currency........................................            59              --               --
     Receivables for--
      Dividends and accrued interest.........................     2,303,684         246,894          321,617
      Fund shares sold.......................................       176,382         270,950          140,918
      Foreign currency contracts.............................            --              --               --
      Sales of investments...................................       851,147              --        1,451,011
     Prepaid expenses........................................         3,157             871            2,928
     Deferred organizational expenses........................            --              --               --
     Unrealized appreciation on forward foreign currency
      contracts..............................................            --              --               --
                                                               ------------     -----------     ------------
                                                                131,189,382      45,053,765      102,351,368
                                                               ------------     -----------     ------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................        58,525           8,251           25,768
      Management fees........................................        98,981          26,829           52,534
      Foreign currency contracts.............................            --              --               --
      Purchases of investments...............................     5,748,483         362,849        6,502,832
     Unrealized depreciation on forward foreign currency
      contracts..............................................            --              --               --
     Other accrued expenses..................................        59,072          34,680           49,198
                                                               ------------     -----------     ------------
                                                                  5,965,061         432,609        6,630,332
                                                               ------------     -----------     ------------
     NET ASSETS..............................................  $125,224,321     $44,621,156     $ 95,721,036
                                                               ============     ===========     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................     9,486,861       3,317,577        6,489,618
     Net asset value per share...............................  $      13.20     $     13.45     $      14.75
                                                               ============     ===========     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $113,325,866     $38,981,052     $ 79,442,975
     Accumulated undistributed net investment income.........     6,387,381         461,406        2,153,212
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....     7,631,219       1,613,564        9,547,417
     Unrealized appreciation (depreciation) on investments...    (2,120,145)      3,565,134        4,577,432
     Unrealized foreign exchange gain on other assets and
      liabilities............................................            --              --               --
                                                               ------------     -----------     ------------
                                                               $125,224,321     $44,621,156     $ 95,721,036
                                                               ============     ===========     ============
     ---------------
     * Cost
      Investment securities..................................  $121,877,866     $38,604,321     $ 80,533,932
                                                               ============     ===========     ============
      Short-term securities..................................  $         --     $        --     $ 15,319,553
                                                               ============     ===========     ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    NOVEMBER 30, 1997

                                                                  ASSET                           GROWTH-         FEDERATED
                                                                ALLOCATION        UTILITY          INCOME           VALUE
     -----------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................  $496,830,860     $21,645,823     $565,192,040     $56,166,372
     Short-term securities*..................................    10,631,862       2,801,000       61,326,116       3,130,000
     Repurchase agreements (cost equals market)..............    52,504,000              --               --              --
     Cash....................................................       945,534             882              459             823
     Foreign currency........................................            --             877               --              --
     Receivables for--
      Dividends and accrued interest.........................     2,742,334          55,313          568,010         103,415
      Fund shares sold.......................................       791,649          48,346          958,580         153,937
      Sales of investments...................................    12,276,079         110,198               --         273,156
      Variation margin on futures contracts..................            --              --               --              --
     Prepaid expenses........................................        37,340             209           15,996           1,099
     Deferred organizational expenses........................           686             211              672              --
     Due from Adviser........................................            --           1,169               --              --
                                                               -------------------------------------------------------------
                                                                576,760,344      24,664,028      628,061,873      59,828,802
                                                               -------------------------------------------------------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................       128,952           9,738          268,316          10,747
      Management fees........................................       255,970          13,108          288,149          34,009
      Purchases of investments...............................    49,666,164         241,720        5,342,717         720,993
      Variation margin on futures contracts..................         2,404              --            3,200              --
     Unrealized depreciation on currency swap agreement......         8,410              --               --              --
     Other accrued expenses..................................       113,049          33,335           96,995          39,109
                                                               -------------------------------------------------------------
                                                                 50,174,949         297,901        5,999,377         804,858
                                                               -------------------------------------------------------------
     NET ASSETS..............................................  $526,585,395     $24,366,127     $622,062,496     $59,023,944
                                                               =============================================================
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................    32,487,541       1,887,046       29,882,556       4,247,184
     Net asset value per share...............................  $      16.21     $     12.91     $      20.82     $     13.90
                                                               =============================================================
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $413,144,255     $21,043,201     $438,003,681     $50,587,529
     Accumulated undistributed net investment income.........    11,185,024         416,193        4,138,634         322,155
     Accumulated undistributed net realized gain on
      investments, future contracts and options contracts....    51,414,744         853,295       31,704,944       1,769,566
     Unrealized appreciation on investments..................    50,593,662       2,053,447      148,026,437       6,344,694
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................           627              (9)              --              --
     Unrealized appreciation on futures contracts and
      currency swap agreements...............................       247,083              --          188,800              --
                                                               -------------------------------------------------------------
                                                               $526,585,395     $24,366,127     $622,062,496     $59,023,944
                                                               =============================================================
     ---------------
     * Cost
      Investment securities..................................  $446,121,825     $19,592,376     $417,165,603     $49,821,678
                                                               =============================================================
      Short-term securities..................................  $ 10,747,235     $ 2,801,000     $ 61,326,116     $ 3,130,000
                                                               =============================================================

                                                                                                      GROWTH/
                                                                                                      PHOENIX
                                                                  VENTURE            PUTNAM         INVESTMENT
                                                                   VALUE             GROWTH           COUNSEL
     -----------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................  $1,012,053,997     $222,541,578     $215,405,981
     Short-term securities*..................................     126,103,921               --        2,214,752
     Repurchase agreements (cost equals market)..............              --       12,228,000               --
     Cash....................................................         736,601              221            2,557
     Foreign currency........................................              --               --               --
     Receivables for--
      Dividends and accrued interest.........................         804,672          164,008          127,576
      Fund shares sold.......................................       1,873,756          399,157           98,218
      Sales of investments...................................              --        5,462,669        3,842,655
      Variation margin on futures contracts..................              --               --               --
     Prepaid expenses........................................          35,473            6,843            7,371
     Deferred organizational expenses........................              --              672            1,248
     Due from Adviser........................................              --               --               --
                                                                -------------      -----------      -----------
                                                                1,141,608,420      240,803,148      221,700,358
                                                                -------------      -----------      -----------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................         249,291          194,394           49,264
      Management fees........................................         665,592          155,558          115,904
      Purchases of investments...............................         465,655        5,665,775        2,972,257
      Variation margin on futures contracts..................              --               --               --
     Unrealized depreciation on currency swap agreement......              --               --               --
     Other accrued expenses..................................         174,595           61,207           67,115
                                                               --------------     ------------     ------------
                                                                    1,555,133        6,076,934        3,204,540
                                                               --------------     ------------     ------------
     NET ASSETS..............................................  $1,140,053,287     $234,726,214     $218,495,818
                                                               ==============     ============     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................      53,109,248       12,258,209       13,988,236
     Net asset value per share...............................  $        21.47     $      19.15     $      15.62
                                                               ==============     ============     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $  849,021,743     $145,094,700     $155,204,329
     Accumulated undistributed net investment income.........       7,883,673          333,117        1,533,739
     Accumulated undistributed net realized gain on
      investments, future contracts and options contracts....      41,535,418       43,684,393       36,995,013
     Unrealized appreciation on investments..................     241,611,999       45,614,004       24,762,737
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................             454               --               --
     Unrealized appreciation on futures contracts and
      currency swap agreements...............................              --               --               --
                                                               --------------     ------------     ------------
                                                               $1,140,053,287     $234,726,214     $218,495,818
     ---------------                                           ==============     ============     ============
     * Cost
      Investment securities..................................  $  770,441,998     $176,927,574     $190,643,244
                                                               ==============     ============     ============
      Short-term securities..................................  $  126,103,921     $         --     $  2,214,752
                                                               ==============     ============     ============

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    NOVEMBER 30, 1997

                                                                                                INTERNATIONAL   INTERNATIONAL
                                                                ALLIANCE          GLOBAL        GROWTH AND      DIVERSIFIED
                                                                 GROWTH          EQUITIES         INCOME          EQUITIES
     -----------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*........................ $698,295,444     $327,787,768     $40,266,738     $205,247,862
     Short-term securities*..................................    8,973,304       11,473,000       1,994,201               --
     Repurchase agreements (cost equals market)..............           --               --         917,000       44,550,000
     Cash....................................................          813          385,923             392           16,023
     Foreign currency........................................           --          345,112              --          437,864
     Receivables for--
      Dividends and accrued interest.........................      325,867          557,501          58,554          671,626
      Fund shares sold.......................................    1,278,511          264,049         199,328          305,909
      Foreign currency contracts.............................           --               --         596,320        4,052,939
      Sales of investments...................................    1,924,478          362,414         208,346          787,282
     Prepaid expenses........................................       17,936           10,891             615            8,524
     Deferred organizational expenses........................          672              672           5,859               --
     Unrealized appreciation on forward foreign currency
      contracts..............................................           --        1,468,715             161        1,779,620
     Due from Adviser........................................           --               --          14,713               --
                                                              ------------     ------------     -----------     ------------
                                                               710,817,025      342,656,045      44,262,227      257,857,649
                                                              ------------     ------------     -----------     ------------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................      244,428          177,177          24,750           58,637
      Management fees........................................      323,021          210,552          32,596          202,250
      Foreign currency contracts.............................           --               --         594,996        4,045,331
      Purchases of investments...............................    5,598,029               --         542,281        3,724,039
      Variation margin on futures contract...................          600               --              --               --
     Unrealized depreciation on forward foreign currency
      contracts..............................................           --          378,320         125,209          564,241
     Other accrued expenses..................................      117,680          250,802          98,433          336,439
                                                              ------------     ------------     -----------     ------------
                                                                 6,283,758        1,016,851       1,418,265        8,930,937
                                                              ------------     ------------     -----------     ------------
     NET ASSETS.............................................. $704,533,267     $341,639,194     $42,843,962     $248,926,712
                                                              ============     ============     ===========     ============
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................   31,224,923       21,381,428       4,115,661       21,967,802
     Net asset value per share............................... $      22.56     $      15.98     $     10.41     $      11.33
                                                              ============     ============     ===========     ============
     COMPOSITION OF NET ASSETS:
     Capital paid in......................................... $519,726,389     $275,796,920     $42,824,015     $236,980,243
     Accumulated undistributed net investment income.........    1,954,191        1,870,601         188,142        7,621,922
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....   81,181,841       25,413,638         219,703       (7,167,648)
     Unrealized appreciation (depreciation) on investments...  101,678,346       37,474,152        (263,491)      10,283,503
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................           --        1,083,883        (124,407)       1,208,692
     Unrealized depreciation on futures contracts............       (7,500)              --              --               --
                                                              ------------     ------------     -----------     ------------
                                                              $704,533,267     $341,639,194     $42,843,962     $248,926,712
                                                              ============     ============     ===========     ============
     ---------------
     * Cost
      Investment securities.................................. $596,617,098     $290,313,616     $40,530,229     $194,964,359
                                                              ============     ============     ===========     ============
      Short-term securities.................................. $  8,973,304     $ 11,473,000     $ 1,994,201     $         --
                                                              ============     ============     ===========     ============


                                                                  REAL          AGGRESSIVE        EMERGING
                                                                 ESTATE           GROWTH          MARKETS
     -----------------------------------------------------------------------------------------------------------------------

     ASSETS:
     Investment securities, at value*........................  $25,931,570     $100,618,860     $17,289,794
     Short-term securities*..................................    3,730,000               --       1,996,041
     Repurchase agreements (cost equals market)..............           --        5,956,000         784,000
     Cash....................................................        3,137              300           5,153
     Foreign currency........................................           --               --              --
     Receivables for--
      Dividends and accrued interest.........................       13,233           38,215          16,583
      Fund shares sold.......................................      120,720          370,728          32,252
      Foreign currency contracts.............................           --               --         370,739
      Sales of investments...................................           --        1,548,048         267,432
     Prepaid expenses........................................          422            1,146             390
     Deferred organizational expenses........................        5,859            1,177           5,859
     Unrealized appreciation on forward foreign currency
      contracts..............................................           --               --              --
     Due from Adviser........................................           --               --          18,257
                                                               -----------     ------------     -----------
                                                                29,804,941      108,534,474      20,786,500
                                                               -----------     ------------     -----------
     LIABILITIES:
     Payables for--
      Fund shares redeemed...................................        6,381           86,408           2,709
      Management fees........................................       19,802           64,448          19,791
      Foreign currency contracts.............................           --               --         372,893
      Purchases of investments...............................      181,402        4,735,724         331,558
      Variation margin on futures contract...................           --               --              --
     Unrealized depreciation on forward foreign currency
      contracts..............................................           --               --              --
     Other accrued expenses..................................       32,498           44,430          80,456
                                                               -----------     ------------     -----------
                                                                   240,083        4,931,010         807,407
                                                               -----------     ------------     -----------
     NET ASSETS..............................................  $29,564,858     $103,603,464     $19,979,093
                                                               ===========     ============     ===========
     Shares of beneficial interest outstanding (unlimited
      shares authorized).....................................    2,565,065        8,810,027       2,488,005
     Net asset value per share...............................  $     11.53     $      11.76     $      8.03
                                                               ===========     ============     ===========
     COMPOSITION OF NET ASSETS:
     Capital paid in.........................................  $27,980,419     $ 92,229,280     $24,387,385
     Accumulated undistributed net investment income.........      239,716               --         170,105
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts....       22,378       (3,535,686)     (1,010,674)
     Unrealized appreciation (depreciation) on investments...    1,322,345       14,909,870      (3,567,693)
     Unrealized foreign exchange gain (loss) on other assets
      and liabilities........................................           --               --             (30)
     Unrealized depreciation on futures contracts............           --               --              --
                                                               -----------     ------------     -----------
                                                               $29,564,858     $103,603,464     $19,979,093
                                                               ===========     ============     ===========
     ---------------
     * Cost
      Investment securities..................................  $24,609,225     $ 85,708,990     $20,857,487
                                                               ===========     ============     ===========
      Short-term securities..................................  $ 3,730,000     $         --     $ 1,996,041
                                                               ===========     ============     ===========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                                                                      BALANCED/
                                                                                                                       PHOENIX
                                        CASH        GLOBAL     CORPORATE    HIGH-YIELD     WORLDWIDE    SUNAMERICA    INVESTMENT
                                     MANAGEMENT      BOND         BOND         BOND       HIGH INCOME    BALANCED      COUNSEL
    -----------------------------------------------------------------------------------------------------------------------------
    INCOME:
      Interest.....................  $7,617,078   $4,309,054   $3,644,019   $15,031,427   $ 7,808,222   $  508,106   $ 2,375,878
      Dividends....................          --           --       55,418        84,459       139,982      212,724       453,642
                                     --------------------------------------------------------------------------------------------
          Total income*............   7,617,078    4,309,054    3,699,437    15,115,886     7,948,204      720,830     2,829,520
                                     --------------------------------------------------------------------------------------------
    EXPENSES:
      Management fees..............     718,297      550,533      325,988     1,000,566       915,682      188,724       558,675
      Custodian fees...............      62,095       79,040       53,830        63,910        33,230       36,045        66,585
      Reports to investors.........      22,755       22,675       13,035        35,555        23,980        6,920        19,715
      Auditing fees................      21,825       30,285       25,845        24,815        31,065       21,430        20,370
      Amortization of
        organizational expenses....       7,172        3,953        3,953         3,822            --           --            --
      Legal fees...................       2,026        1,003          569         1,632         1,279          827         1,026
      Trustees' fees...............       1,350          586          356           928           964          331           740
      Interest expense.............          --           --           --           963            --           --            --
      Other expenses...............       5,670        2,590        1,654         3,881         2,025        1,215         2,476
                                     --------------------------------------------------------------------------------------------
        Total expenses.............     841,190      690,665      425,230     1,136,072     1,008,225      255,492       669,587
                                     --------------------------------------------------------------------------------------------
    Net investment income..........   6,775,888    3,618,389    3,274,207    13,979,814     6,939,979      465,338     2,159,933
                                     --------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain on
        investments#...............         925    2,772,480      505,509     9,993,528     8,159,728    1,624,801     9,676,697
      Net realized gain (loss) on
        futures contracts and
        options contracts..........          --      (11,209)          --            --            --           --        24,811
      Net realized foreign exchange
        gain (loss) on other assets
        and liabilities............          --      758,012           --            --      (120,494)          --            --
      Change in unrealized
        appreciation/ depreciation
        on investments.............       2,661   (1,617,087)     718,565    (3,228,125)   (5,021,473)   2,742,326    (1,288,697)
      Change in unrealized foreign
        exchange gain on other
        assets and liabilities.....          --      956,961           --            --         4,477           --            --
                                     --------------------------------------------------------------------------------------------
    Net realized and unrealized
      gain on investments and
      foreign currencies...........       3,586    2,859,157    1,224,074     6,765,403     3,022,238    4,367,127     8,412,811
                                     --------------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS....  $6,779,474   $6,477,546   $4,498,281   $20,745,217   $ 9,962,217   $4,832,465   $10,572,744
                                     ============================================================================================
    ---------------
    * Net of foreign withholding
      taxes on interest and
      dividends of.................  $       --   $   31,949   $    4,216   $     5,542   $     1,997   $    1,879   $     1,276
                                     ============================================================================================
    # Net of foreign withholding
      taxes on capital gains of....  $       --   $       --   $       --   $        --   $    12,564   $       --   $        --
                                     ============================================================================================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                                                                       GROWTH/
                                                                                                                       PHOENIX
                                    ASSET                     GROWTH-      FEDERATED      VENTURE        PUTNAM       INVESTMENT
                                 ALLOCATION     UTILITY        INCOME        VALUE         VALUE         GROWTH        COUNSEL
    -----------------------------------------------------------------------------------------------------------------------------
    INCOME:
      Interest.................. $10,731,204   $   46,740   $  2,045,423   $   82,192   $  4,033,128   $   435,543   $ 1,002,237
      Dividends.................   4,181,705      517,013      5,129,759      570,525     10,198,724     1,612,893     1,994,394
                                 ------------------------------------------------------------------------------------------------
          Total income*.........  14,912,909      563,753      7,175,182      652,717     14,231,852     2,048,436     2,996,631
                                 ------------------------------------------------------------------------------------------------
    EXPENSES:
      Management fees...........   2,556,963      100,647      2,784,063      254,016      5,952,702     1,565,910     1,299,894
      Custodian fees............     169,075       38,915        124,620       38,930        196,340        72,505        83,605
      Reports to investors......      71,425        4,171         82,450        8,880        131,790        44,240        45,415
      Auditing fees.............      19,265       20,820         20,180       21,500         30,240        19,305        18,545
      Amortization of
        organizational
        expenses................       3,953           88          3,821           --             --         3,822         3,821
      Legal fees................       4,222          620          4,278          725          8,410         2,637         1,761
      Trustees' fees............       3,925          164          4,460          397          7,623         1,578         1,605
      Other expenses............       9,701        1,018          9,484        1,251         14,155         5,322         6,063
                                 ------------------------------------------------------------------------------------------------
        Total expenses before
          reimbursement.........   2,838,529      166,443      3,033,356      325,699      6,341,260     1,715,319     1,460,709
        Expenses reimbursed by
          the investment
          adviser...............          --      (25,537)            --           --             --            --            --
                                 ------------------------------------------------------------------------------------------------
    Net investment income.......  12,074,380      422,847      4,141,826      327,018      7,890,592       333,117     1,535,922
                                 ------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain on
        investments.............  52,482,439      861,442     26,372,396    1,792,042     41,598,668    43,697,799    36,951,244
      Net realized gain on
        futures contracts and
        options contracts.......   1,244,312           --      6,303,783           --             --            --       194,755
      Net realized foreign
        exchange gain (loss) on
        other assets and
        liabilities.............     (21,372)      (3,129)            65           (1)         1,065            --            22
      Change in unrealized
        appreciation/
        depreciation on
        investments.............  14,589,518    1,765,756     80,954,336    5,148,585    150,492,499       278,511    (2,566,236)
      Change in unrealized
        foreign exchange gain
        (loss) on other assets
        and liabilities.........         627         (148)            --           --            113            --            --
      Change in unrealized
        appreciation/
        depreciation on futures
        contracts, written
        option contracts and
        currency swap
        agreements..............  (1,014,448)          --       (773,581)          --             --            --            --
                                 ------------------------------------------------------------------------------------------------
    Net realized and unrealized
      gain on investments and
      foreign currencies........  67,281,076    2,623,921    112,856,999    6,940,626    192,092,345    43,976,310    34,579,785
                                 ------------------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM
      OPERATIONS................ $79,355,456   $3,046,768   $116,998,825   $7,267,644   $199,982,937   $44,309,427   $36,115,707
                                 ================================================================================================

    ---------------
    * Net of foreign withholding
      taxes on interest and
      dividends of.............. $     4,004   $    5,251   $     22,784   $    4,090   $     76,913   $     6,691   $    50,798
                                 ================================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                               INTERNATIONAL INTERNATIONAL
                                   ALLIANCE       GLOBAL       GROWTH AND   DIVERSIFIED      REAL      AGGRESSIVE      EMERGING
                                    GROWTH       EQUITIES       INCOME+      EQUITIES      ESTATE+       GROWTH        MARKETS+
    -----------------------------------------------------------------------------------------------------------------------------
    INCOME:
      Interest.................. $    268,071   $   659,468    $ 100,461    $   903,536   $   59,009   $   219,165   $    74,404
      Dividends.................    5,137,345     4,033,068      176,163      3,711,005      272,067       296,137       182,454
                                 ------------------------------------------------------------------------------------------------
          Total income*.........    5,405,416     4,692,536      276,624      4,614,541      331,076       515,302       256,858
                                 ------------------------------------------------------------------------------------------------
    EXPENSES:
      Management fees...........    3,145,937     2,337,577      125,310      2,127,386       58,800       509,688        99,436
      Custodian fees............      154,780       452,185       94,075        640,475       18,225        51,540        74,350
      Reports to investors......       97,675        74,135        2,345         59,015        1,720        20,275         1,885
      Auditing fees.............       22,605        27,750       28,785         29,575       18,795        21,285        28,815
      Amortization of
        organizational
        expenses................        3,821         3,821          515             --          515            --           515
      Legal fees................        5,368         2,830          690          2,438          690         1,110           690
      Trustees' fees............        4,807         2,700          335          1,765           82           652           144
      Other expenses............       10,066         7,633          937          3,249          922         1,763           923
                                 ------------------------------------------------------------------------------------------------
        Total expenses before
          reimbursement.........    3,445,059     2,908,631      252,992      2,863,903       99,749       606,313       206,758
        Expenses reimbursed by
          the investment
          adviser...............           --            --      (52,507)            --       (7,874)           --       (55,614)
                                 ------------------------------------------------------------------------------------------------
    Net investment income
      (loss)....................    1,960,357     1,783,905       76,139      1,750,638      239,201       (91,011)      105,714
                                 ------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss)
        on investments#.........   81,524,855    26,101,178      219,703     (6,297,980)      22,378    (2,829,784)     (913,203)
      Net realized gain on
        futures contracts.......    1,379,640            --           --             --           --            --            --
      Net realized foreign
        exchange gain (loss) on
        other assets and
        liabilities.............           --        69,950      111,488      6,707,753           --            --       (33,595)
      Change in unrealized
        appreciation/
        depreciation on
        investments.............   34,851,529     7,084,155     (263,491)     3,910,822    1,322,345    11,818,657    (3,567,693)
      Change in unrealized
        foreign exchange gain
        (loss) on other assets
        and liabilities.........           --     1,082,247     (124,407)       211,844           --            --           (30)
      Change in unrealized
        appreciation/
        depreciation on futures
        contracts...............     (405,000)           --           --             --           --            --            --
                                 ------------------------------------------------------------------------------------------------
      Net realized and
        unrealized gain (loss)
        on investments and
        foreign currencies......  117,351,024    34,337,530      (56,707)     4,532,439    1,344,723     8,988,873    (4,514,521)
                                 ------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING FROM
      OPERATIONS................ $119,311,381   $36,121,435    $  19,432    $ 6,283,077   $1,583,924   $ 8,897,862   $(4,408,807)
                                 ================================================================================================

    ---------------
    * Net of foreign withholding
      taxes on interest and
      dividends of.............. $     24,621   $   419,620    $  15,908    $   546,208   $      261   $       780   $     6,795
                                 ================================================================================================
    # Net of foreign withholding
      taxes on capital gains
      of........................ $         --   $        --    $      --    $    33,058   $       --   $        --   $     1,462
                                 ================================================================================================
    +  Commenced operations June
     2, 1997

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                 CASH                            CORPORATE        HIGH-YIELD
                                                              MANAGEMENT       GLOBAL BOND          BOND             BOND
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income.................................. $   6,775,888     $  3,618,389     $  3,274,207     $ 13,979,814
     Net realized gain on investments.......................           925        2,772,480          505,509        9,993,528
     Net realized gain (loss) on futures contracts and
      options contracts.....................................            --          (11,209)              --               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................            --          758,012               --               --
     Change in unrealized appreciation/depreciation on
      investments...........................................         2,661       (1,617,087)         718,565       (3,228,125)
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................            --          956,961               --               --
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from operations...     6,779,474        6,477,546        4,498,281       20,745,217
                                                             ----------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (6,330,000)      (4,705,000)      (2,010,000)      (8,890,000)
      Distributions from net realized gain on investments...            --         (275,000)              --               --
                                                             ----------------------------------------------------------------
     Total dividends and distributions to shareholders......    (6,330,000)      (4,980,000)      (2,010,000)      (8,890,000)
                                                             ----------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   811,621,512       33,606,421       33,721,704      154,271,836
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     6,330,000        4,980,000        2,010,000        8,890,000
     Cost of shares repurchased.............................  (753,528,328)     (19,262,861)     (13,155,774)     (92,607,140)
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................    64,423,184       19,323,560       22,575,930       70,554,696
                                                             ----------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................    64,872,658       20,821,106       25,064,211       82,409,913
     NET ASSETS:
     Beginning of period....................................    91,246,796       68,221,417       37,207,407      113,229,093
                                                             ----------------------------------------------------------------
     End of period.......................................... $ 156,119,454     $ 89,042,523     $ 62,271,618     $195,639,006
                                                             =======================================================================

     ---------------
     Accumulated undistributed net investment income........ $   6,768,071     $  5,020,328     $  3,269,106     $ 13,972,776
                                                             =======================================================================
     Shares issued and repurchased:
     Sold...................................................    76,477,014        3,008,825        3,044,110       13,781,218
     Issued in reinvestment of dividends and
      distributions.........................................       611,004          466,729          190,883          837,889
     Repurchased............................................   (71,025,735)      (1,726,496)      (1,194,160)      (8,319,515)
                                                             ----------------------------------------------------------------
     Net increase...........................................     6,062,283        1,749,058        2,040,833        6,299,592
                                                             =======================================================================

                                                                                                 BALANCED/
                                                                                                  PHOENIX
                                                               WORLDWIDE       SUNAMERICA       INVESTMENT
                                                              HIGH INCOME       BALANCED          COUNSEL
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $  6,939,979     $   465,338     $  2,159,933
     Net realized gain on investments.......................     8,159,728       1,624,801        9,676,697
     Net realized gain (loss) on futures contracts and
      options contracts.....................................            --              --           24,811
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................      (120,494)             --               --
     Change in unrealized appreciation/depreciation on
      investments...........................................    (5,021,473)      2,742,326       (1,288,697)
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................         4,477              --               --
                                                              ------------      ----------      -----------
     Net increase in net assets resulting from operations...     9,962,217       4,832,465       10,572,744
                                                              ------------      ----------      -----------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (3,530,000)        (60,000)      (1,265,000)
      Distributions from net realized gain on investments...    (3,570,000)        (40,000)      (2,245,000)
                                                              ------------      ----------      -----------
     Total dividends and distributions to shareholders......    (7,100,000)       (100,000)      (3,510,000)
                                                              ------------      ----------      -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   122,351,745      35,534,375       34,361,684
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     7,100,000         100,000        3,510,000
     Cost of shares repurchased.............................   (56,294,138)     (5,969,478)     (19,233,950)
                                                              ------------      ----------      -----------
     Net increase in net assets resulting from capital share
      transactions..........................................    73,157,607      29,664,897       18,637,734
                                                              ------------      ----------      -----------
     TOTAL INCREASE IN NET ASSETS...........................    76,019,824      34,397,362       25,700,478
     NET ASSETS:
     Beginning of period....................................    49,204,497      10,223,794       70,020,558
                                                              ------------      ----------      -----------
     End of period..........................................  $125,224,321     $44,621,156     $ 95,721,036
                                                              ============      ==========      ===========
     ---------------
     Accumulated undistributed net investment income........  $  6,387,381     $   461,406     $  2,153,212
                                                              ============      ==========      ===========
     Shares issued and repurchased:
     Sold...................................................     9,588,842       2,875,391        2,475,607
     Issued in reinvestment of dividends and
      distributions.........................................       606,319           8,651          269,378
     Repurchased............................................    (4,394,496)       (485,362)      (1,391,401)
                                                              ------------      ----------      -----------
     Net increase...........................................     5,800,665       2,398,680        1,353,584
                                                              ============      ==========      ===========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                ASSET                            GROWTH-         FEDERATED
                                                              ALLOCATION        UTILITY          INCOME            VALUE
     -----------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income.................................. $ 12,074,380     $   422,847     $   4,141,826     $    327,018
     Net realized gain on investments.......................   52,482,439         861,442        26,372,396        1,792,042
     Net realized gain on futures contracts and options
      contracts.............................................    1,244,312              --         6,303,783               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................      (21,372)         (3,129)               65               (1)
     Change in unrealized appreciation/depreciation on
      investments...........................................   14,589,518       1,765,756        80,954,336        5,148,585
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................          627            (148)               --               --
     Change in unrealized appreciation/depreciation on
      futures contracts, written options contracts and
      currency swap agreements..............................   (1,014,448)             --          (773,581)              --
                                                             ---------------------------------------------------------------
     Net increase in net assets resulting from operations...   79,355,456       3,046,768       116,998,825        7,267,644
                                                             ---------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................   (9,550,000)        (85,000)       (2,770,000)         (45,000)
      Distributions from net realized gain on investments...  (21,740,000)        (21,000)      (15,835,000)              --
                                                             ---------------------------------------------------------------
     Total dividends and distributions to shareholders......  (31,290,000)       (106,000)      (18,605,000)         (45,000)
                                                             ---------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................  198,007,930      19,909,225       281,329,957       53,713,595
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................   31,290,000         106,000        18,605,000           45,000
     Cost of shares repurchased.............................  (67,166,417)     (4,888,513)     (101,729,611)     (14,416,823)
                                                             ---------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................  162,131,513      15,126,712       198,205,346       39,341,772
                                                             ---------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................  210,196,969      18,067,480       296,599,171       46,564,416
     NET ASSETS:
     Beginning of period....................................  316,388,426       6,298,647       325,463,325       12,459,528
                                                             ---------------------------------------------------------------
     End of period.......................................... $526,585,395     $24,366,127     $ 622,062,496     $ 59,023,944
                                                             ===============================================================

     ---------------
     Accumulated undistributed net investment income........ $ 11,185,024     $   416,193     $   4,138,634     $    322,155
                                                             ===============================================================
     Shares issued and repurchased:
     Sold...................................................   12,863,082       1,709,480        14,863,689        4,266,674
     Issued in reinvestment of dividends and
      distributions.........................................    2,220,724           9,628         1,105,466            3,896
     Repurchased............................................   (4,387,167)       (417,938)       (5,441,625)      (1,147,636)
                                                             ---------------------------------------------------------------
     Net increase...........................................   10,696,639       1,301,170        10,527,530        3,122,934
                                                             ===============================================================

                                                                                                    GROWTH/
                                                                                                    PHOENIX
                                                                 VENTURE            PUTNAM        INVESTMENT
                                                                  VALUE             GROWTH          COUNSEL
     -----------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $    7,890,592     $    333,117     $  1,535,922
     Net realized gain on investments.......................      41,598,668       43,697,799       36,951,244
     Net realized gain on futures contracts and options
      contracts.............................................              --               --          194,755
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           1,065               --               22
     Change in unrealized appreciation/depreciation on
      investments...........................................     150,492,499          278,511       (2,566,236)
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................             113               --               --
     Change in unrealized appreciation/depreciation on
      futures contracts, written options contracts and
      currency swap agreements..............................              --               --               --
                                                              --------------      -----------     ------------
     Net increase in net assets resulting from operations...     199,982,937       44,309,427       36,115,707
                                                              --------------      -----------     ------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................      (3,390,000)              --       (1,325,000)
      Distributions from net realized gain on investments...      (9,745,000)      (5,465,000)     (16,255,000)
                                                              --------------      -----------     ------------
     Total dividends and distributions to shareholders......     (13,135,000)      (5,465,000)     (17,580,000)
                                                              --------------      -----------     ------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................     607,026,485       84,068,227       36,491,255
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................      13,135,000        5,465,000       17,580,000
     Cost of shares repurchased.............................    (183,369,506)     (53,724,485)     (40,478,722)
                                                              --------------      -----------     ------------
     Net increase in net assets resulting from capital share
      transactions..........................................     436,791,979       35,808,742       13,592,533
                                                              --------------     ------------     ------------
     TOTAL INCREASE IN NET ASSETS...........................     623,639,916       74,653,169       32,128,240
     NET ASSETS:
     Beginning of period....................................     516,413,371      160,073,045      186,367,578
                                                              --------------      -----------     ------------
     End of period..........................................  $1,140,053,287     $234,726,214     $218,495,818
                                                              ==============      ===========     ============
     ---------------
     Accumulated undistributed net investment income........  $    7,883,673     $    333,117     $  1,533,739
                                                              ==============      ===========     ============
     Shares issued and repurchased:
     Sold...................................................      31,474,224        4,939,017        2,470,784
     Issued in reinvestment of dividends and
      distributions.........................................         755,319          357,190        1,337,900
     Repurchased............................................      (9,684,502)      (3,227,119)      (2,775,949)
                                                              --------------      -----------     ------------
     Net increase...........................................      22,545,041        2,069,088        1,032,735
                                                              ==============      ===========     ============

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                                             INTERNATIONAL INTERNATIONAL
                                                                ALLIANCE         GLOBAL      GROWTH AND    DIVERSIFIED
                                                                 GROWTH         EQUITIES       INCOME+       EQUITIES
     ------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)............................ $   1,960,357   $  1,783,905   $    76,139   $  1,750,638
     Net realized gain (loss) on investments.................    81,524,855     26,101,178       219,703     (6,297,980)
     Net realized gain on futures contracts and options
      contracts.............................................. 1,379,640....             --            --             --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities.................................            --         69,950       111,488      6,707,753
     Change in unrealized appreciation/depreciation on
      investments............................................    34,851,529      7,084,155      (263,491)     3,910,822
     Change in unrealized foreign exchange gain/loss on other
      assets and liabilities.................................            --      1,082,247      (124,407)       211,844
     Change in unrealized appreciation/depreciation on
      futures contracts, options contracts and currency swap
      agreements.............................................      (405,000)            --            --             --
                                                              ---------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      operations.............................................   119,311,381     36,121,435        19,432      6,283,077
                                                              ---------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS:
      Dividends from net investment income...................    (1,200,000)    (2,305,000)           --     (5,175,000)
      Distributions from net realized gain on investments....   (23,710,000)   (12,550,000)           --     (1,715,000)
                                                              ---------------------------------------------------------
     Total dividends and distributions to shareholders.......   (24,910,000)   (14,855,000)           --     (6,890,000)
                                                              ---------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold...............................   393,697,806    147,050,332    47,363,333    148,423,226
     Proceeds from shares issued for reinvestment of
      dividends and distributions............................    24,910,000     14,855,000            --      6,890,000
     Cost of shares repurchased..............................  (189,842,593)   (88,014,579)   (4,538,803)   (62,787,984)
                                                              ---------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions...........................................   228,765,213     73,890,753    42,824,530     92,525,242
                                                              ---------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS............................   323,166,594     95,157,188    42,843,962     91,918,319
     NET ASSETS:
     Beginning of period.....................................   381,366,673    246,482,006            --    157,008,393
                                                              ---------------------------------------------------------
     End of period........................................... $ 704,533,267   $341,639,194   $42,843,962   $248,926,712
                                                              =========================================================

     ---------------
     Accumulated undistributed net investment income......... $   1,954,191   $  1,870,601   $   188,142   $  7,621,922
                                                              =========================================================
     Shares issued and repurchased:
     Sold....................................................    18,866,011      9,425,673     4,546,734     12,963,775
     Issued in reinvestment of dividends and distributions...     1,397,084      1,045,391            --        646,315
     Repurchased.............................................    (9,403,821)    (5,605,026)     (431,073)    (5,452,782)
                                                              ---------------------------------------------------------
     Net increase............................................    10,859,274      4,866,038     4,115,661      8,157,308
                                                              =========================================================
     ---------------
     + Commenced operations June 2, 1997

                                                                  REAL        AGGRESSIVE     EMERGING
                                                                 ESTATE+        GROWTH       MARKETS+
     ------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)............................  $   239,201   $    (91,011)  $   105,714
     Net realized gain (loss) on investments.................       22,378     (2,829,784)     (913,203)
     Net realized gain on futures contracts and options
      contracts..............................................           --             --            --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities.................................           --             --       (33,595)
     Change in unrealized appreciation/depreciation on
      investments............................................    1,322,345     11,818,657    (3,567,693)
     Change in unrealized foreign exchange gain/loss on other
      assets and liabilities.................................           --             --           (30)
     Change in unrealized appreciation/depreciation on
      futures contracts, options contracts and currency swap
      agreements.............................................           --             --            --
                                                               -----------   ------------   -----------
     Net increase (decrease) in net assets resulting from
      operations.............................................    1,583,924      8,897,862    (4,408,807)
                                                               -----------   ------------   -----------
     DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS:
      Dividends from net investment income...................           --        (43,000)           --
      Distributions from net realized gain on investments....           --             --            --
                                                               -----------   ------------   -----------
     Total dividends and distributions to shareholders.......           --        (43,000)           --
                                                               -----------   ------------   -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold...............................   32,073,915     93,642,244    26,523,263
     Proceeds from shares issued for reinvestment of
      dividends and distributions............................           --         43,000            --
     Cost of shares repurchased..............................   (4,092,981)   (34,060,944)   (2,135,363)
                                                               -----------   ------------   -----------
     Net increase in net assets resulting from capital share
      transactions...........................................   27,980,934     59,624,300    24,387,900
                                                               -----------   ------------   -----------
     TOTAL INCREASE IN NET ASSETS............................   29,564,858     68,479,162    19,979,093
     NET ASSETS:
     Beginning of period.....................................           --     35,124,302            --
                                                               -----------   ------------   -----------
     End of period...........................................  $29,564,858   $103,603,464   $19,979,093
                                                               ===========   ============   ===========
     Accumulated undistributed net investment income.........  $   239,716   $         --   $   170,105
                                                               ===========   ============   ===========
     Shares issued and repurchased:
     Sold....................................................    2,929,568      8,405,394     2,715,811
     Issued in reinvestment of dividends and distributions...           --          4,470            --
     Repurchased.............................................     (364,503)    (2,989,260)     (227,806)
                                                               -----------   ------------   -----------
     Net increase............................................    2,565,065      5,420,604     2,488,005
                                                               ===========   ============   ===========

     ---------------
     + Commenced operations June 2, 1997

     See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                 CASH             GLOBAL         CORPORATE        HIGH-YIELD
                                                              MANAGEMENT           BOND             BOND             BOND
     ------------------------------------------------------------------------------------------------------------------------

     OPERATIONS:
     Net investment income.................................. $   6,327,403     $  3,420,685     $  2,009,395     $  8,892,022
     Net realized gain (loss) on investments................        (1,609)         845,133         (242,797)         567,983
     Net realized gain (loss) on futures and options
      contracts.............................................            --           59,164         (180,880)              --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................            --        1,545,047               --               --
     Change in unrealized appreciation/depreciation on
      investments...........................................        (9,491)       1,124,599          647,548        4,227,884
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................            --         (253,318)              --               --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --               --          (39,889)              --
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from operations...     6,316,303        6,741,310        2,193,377       13,687,889
                                                             ----------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (4,240,000)      (4,060,000)      (1,225,000)      (7,420,000)
      Distributions from net realized gain on investments...        (4,750)              --               --               --
                                                             ----------------------------------------------------------------
     Total dividends and distributions to shareholders......    (4,244,750)      (4,060,000)      (1,225,000)      (7,420,000)
                                                             ----------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   615,571,205       26,461,284       20,121,281       89,355,894
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     4,244,750        4,060,000        1,225,000        7,420,000
     Cost of shares repurchased.............................  (621,371,905)     (24,740,221)     (14,581,771)     (71,988,357)
                                                             ----------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      capital share transactions............................    (1,555,950)       5,781,063        6,764,510       24,787,537
                                                             ----------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................       515,603        8,462,373        7,732,887       31,055,426

     NET ASSETS:
     Beginning of period....................................    90,731,193       59,759,044       29,474,520       82,173,667
                                                             ----------------------------------------------------------------
     End of period.......................................... $  91,246,796     $ 68,221,417     $ 37,207,407     $113,229,093
                                                             ================================================================
     ---------------
     Accumulated undistributed net investment income........ $   6,322,183     $  4,377,089     $  2,004,899     $  8,882,962
                                                             ================================================================
     Shares issued and repurchased:
     Sold...................................................    57,928,895        2,437,840        1,891,179        8,529,658
     Issued in reinvestment of dividends and
      distributions.........................................       408,149          391,137          118,015          744,233
     Repurchased............................................   (58,340,347)      (2,268,851)      (1,379,014)      (6,827,580)
                                                             ----------------------------------------------------------------
     Net increase (decrease)................................        (3,303)         560,126          630,180        2,446,311
                                                             ================================================================

                                                               WORLDWIDE
                                                                  HIGH         SUNAMERICA
                                                                 INCOME         BALANCED#
     ----------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $  3,853,929     $    56,068
     Net realized gain (loss) on investments................     2,824,669          28,763
     Net realized gain (loss) on futures and options
      contracts.............................................            --              --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................      (245,282)             --
     Change in unrealized appreciation/depreciation on
      investments...........................................     2,512,138         822,808
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................        (4,477)             --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --              --
                                                              ------------     -----------
     Net increase in net assets resulting from operations...     8,940,977         907,639
                                                              ------------     -----------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (1,700,000)             --
      Distributions from net realized gain on investments...      (100,000)             --
                                                              ------------     -----------
     Total dividends and distributions to shareholders......    (1,800,000)             --
                                                              ------------     -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................    48,071,872      11,344,623
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     1,800,000              --
     Cost of shares repurchased.............................   (29,323,432)     (2,028,468)
                                                              ------------     -----------
     Net increase (decrease) in net assets resulting from
      capital share transactions............................    20,548,440       9,316,155
                                                              ------------     -----------
     TOTAL INCREASE IN NET ASSETS...........................    27,689,417      10,223,794
     NET ASSETS:
     Beginning of period....................................    21,515,080              --
                                                              ------------     -----------
     End of period..........................................  $ 49,204,497     $10,223,794
                                                              ============     ===========
     ---------------
     Accumulated undistributed net investment income........  $  3,097,896     $    56,068
                                                              ============     ===========
     Shares issued and repurchased:
     Sold...................................................     4,060,525       1,113,491
     Issued in reinvestment of dividends and
      distributions.........................................       166,821              --
     Repurchased............................................    (2,425,678)       (194,594)
                                                              ------------     -----------
     Net increase (decrease)................................     1,801,668         918,897
                                                              ============     ===========

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                               BALANCED/
                                                                PHOENIX
                                                               INVESTMENT         ASSET                          GROWTH-
                                                                COUNSEL         ALLOCATION       UTILITY#         INCOME
                                                              -------------------------------------------------------------


     OPERATIONS:
     Net investment income..................................  $  1,397,620     $  9,136,961     $   81,705     $  2,773,321
     Net realized gain (loss) on investments................     2,107,376       19,730,122         12,853       13,516,427
     Net realized gain on futures and options contracts.....            --          391,668             --        1,426,165
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................            --               89           (230)              29
     Change in unrealized appreciation/depreciation on
      investments...........................................     3,902,857       18,681,439        287,691       42,693,932
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................            --               --            139               --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --        1,166,581             --          962,381
                                                              -------------------------------------------------------------
     Net increase in net assets resulting from operations...     7,407,853       49,106,860        382,158       61,372,255
                                                              -------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................      (540,000)      (5,505,000)            --       (1,680,000)
      Distributions from net realized gain on investments...      (890,000)      (6,805,000)            --       (5,975,000)
                                                              -------------------------------------------------------------
     Total dividends and distributions to shareholders......    (1,430,000)     (12,310,000)            --       (7,655,000)
                                                              -------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................    44,916,086      108,836,939      6,090,461      145,602,473
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     1,430,000       12,310,000             --        7,655,000
     Cost of shares repurchased.............................   (14,731,916)     (41,391,763)      (173,972)     (52,792,476)
                                                              -------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................    31,614,170       79,755,176      5,916,489      100,464,997
                                                              -------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................    37,592,023      116,552,036      6,298,647      154,182,252

     NET ASSETS:
     Beginning of period....................................    32,428,535      199,836,390             --      171,281,073
                                                              -------------------------------------------------------------
     End of period..........................................  $ 70,020,558     $316,388,426     $6,298,647     $325,463,325
                                                              =============================================================
     ---------------
     Accumulated undistributed net investment income........  $  1,258,279     $  8,660,644     $   81,475     $  2,766,743
                                                              =============================================================
     Shares issued and repurchased:
     Sold...................................................     3,604,718        8,296,399        602,909        9,953,598
     Issued in reinvestment of dividends and
      distributions.........................................       117,502          970,055             --          541,755
     Repurchased............................................    (1,184,892)      (3,164,619)       (17,033)      (3,630,349)
                                                              -------------------------------------------------------------
     Net increase...........................................     2,537,328        6,101,835        585,876        6,865,004
                                                              =============================================================

                                                               FEDERATED         VENTURE
                                                                VALUE#            VALUE
                                                              --------------------------------------------------------
     OPERATIONS:
     Net investment income..................................  $    40,137     $  3,640,938
     Net realized gain (loss) on investments................      (22,475)       9,692,354
     Net realized gain on futures and options contracts.....           --               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           --            2,021
     Change in unrealized appreciation/depreciation on
      investments...........................................    1,196,109       75,918,377
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................           --              341
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................           --               --
                                                              -----------     ------------
     Net increase in net assets resulting from operations...    1,213,771       89,254,031
                                                              -----------     ------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................           --       (1,150,000)
      Distributions from net realized gain on investments...           --       (1,631,000)
                                                              -----------     ------------
     Total dividends and distributions to shareholders......           --       (2,781,000)
                                                              -----------     ------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   11,583,467      358,199,882
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................           --        2,781,000
     Cost of shares repurchased.............................     (337,710)     (85,948,539)
                                                              -----------     ------------
     Net increase in net assets resulting from capital share
      transactions..........................................   11,245,757      275,032,343
                                                              -----------     ------------
     TOTAL INCREASE IN NET ASSETS...........................   12,459,528      361,505,374
     NET ASSETS:
     Beginning of period....................................           --      154,907,997
                                                              -----------     ------------
     End of period..........................................  $12,459,528     $516,413,371
                                                              ===========     ============
     Accumulated undistributed net investment income........  $    40,137     $  3,382,016
                                                              ===========     ============
     Shares issued and repurchased:
     Sold...................................................    1,158,140       24,918,067
     Issued in reinvestment of dividends and
      distributions.........................................           --          208,003
     Repurchased............................................      (33,890)      (6,065,330)
                                                              -----------     ------------
     Net increase...........................................    1,124,250       19,060,740
                                                              ===========     ============

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                                GROWTH/
                                                                                PHOENIX
                                                                PUTNAM         INVESTMENT        ALLIANCE           GLOBAL
                                                                GROWTH          COUNSEL           GROWTH           EQUITIES
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)........................... $    (23,455)    $  1,327,266     $   1,199,438     $  2,128,761
     Net realized gain (loss) on investments................    8,612,831       16,211,794        21,793,902       12,300,321
     Net realized gain on futures and options contracts.....           --               --           433,180               --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................           --             (510)               --          496,594
     Change in unrealized appreciation/depreciation on
      investments...........................................   17,288,052       10,855,474        46,485,737       19,341,166
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................           --               21                --          (27,011)
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................           --               --           300,750               --
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from operations...   25,877,428       28,394,045        70,213,007       34,239,831
                                                             ----------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................           --       (1,265,000)         (483,000)      (1,885,000)
      Distributions from net realized gain on investments...           --      (10,645,000)      (13,185,000)      (4,480,000)
                                                             ----------------------------------------------------------------
     Total dividends and distributions to shareholders......           --      (11,910,000)      (13,668,000)      (6,365,000)
                                                             ----------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   55,935,417       46,376,696       247,316,545       99,072,900
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................           --       11,910,000        13,668,000        6,365,000
     Cost of shares repurchased.............................  (37,015,839)     (38,313,646)     (104,032,606)     (52,582,422)
                                                             ----------------------------------------------------------------
     Net increase in net assets resulting from capital share
      transactions..........................................   18,919,578       19,973,050       156,951,939       52,855,478
                                                             ----------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS...........................   44,797,006       36,457,095       213,496,946       80,730,309

     NET ASSETS:
     Beginning of period....................................  115,276,039      149,910,483       167,869,727      165,751,697
                                                             ----------------------------------------------------------------
     End of period.......................................... $160,073,045     $186,367,578     $ 381,366,673     $246,482,006
                                                             ================================================================
     ---------------
     Accumulated undistributed net investment income........ $         --     $  1,322,795     $   1,193,834     $  2,209,001
                                                             ================================================================
     Shares issued and repurchased:
     Sold...................................................    4,113,284        3,516,917        15,394,232        7,165,202
     Issued in reinvestment of dividends and
      distributions.........................................           --          949,004           893,333          472,181
     Repurchased............................................   (2,724,390)      (2,922,221)       (6,661,296)      (3,815,033)
                                                             ----------------------------------------------------------------
     Net increase...........................................    1,388,894        1,543,700         9,626,269        3,822,350
                                                             ================================================================

                                                              INTERNATIONAL
                                                              DIVERSIFIED       AGGRESSIVE
                                                                EQUITIES         GROWTH#
     ------------------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)...........................  $    481,375     $    39,730
     Net realized gain (loss) on investments................     1,688,079        (705,902)
     Net realized gain on futures and options contracts.....            --              --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities................................     5,292,994              --
     Change in unrealized appreciation/depreciation on
      investments...........................................     5,555,457       3,091,213
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities..........................      (813,250)             --
     Change in unrealized appreciation/depreciation on
      futures contracts.....................................            --              --
                                                              ------------     -----------
     Net increase in net assets resulting from operations...    12,204,655       2,425,041
                                                              ------------     -----------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income..................    (1,350,000)             --
      Distributions from net realized gain on investments...            --              --
                                                              ------------     -----------
     Total dividends and distributions to shareholders......    (1,350,000)             --
                                                              ------------     -----------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold..............................   133,585,152      39,091,029
     Proceeds from shares issued for reinvestment of
      dividends and distributions...........................     1,350,000              --
     Cost of shares repurchased.............................   (37,742,073)     (6,391,768)
                                                              ------------     -----------
     Net increase in net assets resulting from capital share
      transactions..........................................    97,193,079      32,699,261
                                                              ------------     -----------
     TOTAL INCREASE IN NET ASSETS...........................   108,047,734      35,124,302
     NET ASSETS:
     Beginning of period....................................    48,960,659              --
                                                              ------------     -----------
     End of period..........................................  $157,008,393     $35,124,302
                                                              ============     ===========
     Accumulated undistributed net investment income........  $  4,077,453     $    39,730
                                                              ============     ===========
     Shares issued and repurchased:
     Sold...................................................    12,354,619       4,051,127
     Issued in reinvestment of dividends and
      distributions.........................................       130,941              --
     Repurchased............................................    (3,499,995)       (661,704)
                                                              ------------     -----------
     Net increase...........................................     8,985,565       3,389,423
                                                              ============     ===========

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona; and by FS Variable Separate Account (the "FS Account"), a separate account of First SunAmerica Life Insurance Company ("FS Life Company"), organized under the laws of the state of New York.

  The Trust issues 21 separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The Global Bond Portfolio seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.

The High-Yield Bond Portfolio seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The Balanced/Phoenix Investment Counsel Portfolio seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The Utility Portfolio seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The Federated Value Portfolio seeks growth of capital and income by investing primarily in the securities of high quality companies.

The Venture Value Portfolio seeks to achieve growth of capital by investing primarily in common stocks.

The Putnam Growth (formerly, the Provident Growth Portfolio), Growth/Phoenix Investment Counsel and Alliance Growth Portfolios each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

The Global Equities Portfolio seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

                                                           ---------------------

The International Growth and Income Portfolio seeks growth of capital and current income through investment primarily in common stocks and securities principally traded on markets outside the United States that offer potential for capital growth and current income.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The Real Estate Portfolio seeks total return through a combination of growth and income by investment primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate instruments.

The Aggressive Growth Portfolio seeks long-term growth of capital through investment primarily in equity securities of small capitalization growth companies.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing in common stocks that have above-average growth prospects primarily in emerging markets outside the United States.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1997, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange

---------------------
rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.
  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  CURRENCY SWAPS: Currency swaps involve the exchange by a Portfolio with another party of its respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party will default on its contractual delivery obligations. Currency swaps involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. Changes in the value of the swap are reported as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. A realized gain or loss is recorded upon early termination of such agreement.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND
DISTRIBUTIONS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                           ---------------------

  For the year ended November 30, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                    ACCUMULATED              ACCUMULATED
                                                                 UNDISTRIBUTED NET        UNDISTRIBUTED NET     PAID-IN
                                                              INVESTMENT INCOME/(LOSS)   REALIZED GAIN/(LOSS)   CAPITAL
                                                                 ----------------------------------------------------
    Global Bond*............................................         $1,729,850              $ (1,729,850)      $     --
    Worldwide High Income*..................................           (120,494)                  120,494             --
    Utility*................................................             (3,129)                    3,129             --
    Growth-Income*..........................................                 65                       (65)            --
    Venture Value...........................................              1,065                    (1,065)            --
    Growth/Phoenix Investment Counsel*......................                 22                       (22)            --
    Global Equities.........................................            182,695                  (182,696)             1
    International Growth and Income*........................            112,003                  (111,488)          (515)
    International Diversified Equities*.....................          6,968,831                (6,964,267)        (4,564)
    Real Estate.............................................                515                        --           (515)
    Aggressive Growth.......................................             94,281                        --        (94,281)
    Emerging Markets........................................             64,391                   (63,876)          (515)

  * Reclassification is primarily due to differing book/tax treatments for foreign currency transactions.

3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1997, the Cash Management, High-Yield Bond, SunAmerica Balanced, and Aggressive Growth Portfolios had a 9.1%, 8.0%, 1.6% and 4.1%, undivided interest, respectively, which represented $13,341,000, $11,659,000, $2,364,000 and $5,956,000, respectively, in principal amount in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  Paine Webber Securities, Inc. Repurchase Agreement, 5.625% dated 11/28/97, in the principal amount of $146,239,000 repurchase price $146,307,550 due 12/1/97 collateralized by $50,000,000 U.S. Treasury Note 4.75% due 10/31/98, $1,230,000
U.S. Treasury Note 6.00% due 5/01/98, $45,440,000 U.S. Treasury Note 6.125% due 3/31/98, and $50,000,000 U.S. Treasury Note 7.125% due 2/29/00; approximate aggregate value $149,265,739.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements at November 30, 1997, were as follows:

                                         AGGREGATE      AGGREGATE                                    CAPITAL       CAPITAL
                                         UNREALIZED    UNREALIZED    GAIN/(LOSS)      COST OF          LOSS          LOSS
                                            GAIN          LOSS           NET        INVESTMENTS    CARRYOVER*+     UTILIZED
                                         ----------------------------------------------------------------------------------
Cash Management.......................  $      7,172   $    10,928   $     (3,756)  $155,310,944   $        684   $       --
Global Bond...........................     1,338,086       967,034        371,052     82,807,511             --           --
Corporate Bond**......................     2,067,215       189,531      1,877,684     59,778,545        273,407      496,303
High-Yield Bond.......................     4,764,218     3,212,750      1,551,468    196,334,578             --    8,449,586
Worldwide High Income.................     2,518,941     4,641,796     (2,122,855)   129,977,576             --           --
SunAmerica Balanced...................     4,149,254       590,567      3,558,687     40,974,768             --           --
Balanced/Phoenix Investment Counsel...     5,661,780     1,178,789      4,482,991     95,947,926             --           --
Asset Allocation......................    59,367,949     8,856,636     50,511,313    509,455,409             --           --
Utility***............................     2,176,864       131,767      2,045,097     22,401,726             --           --
Growth-Income**.......................   154,097,849     6,071,412    148,026,437    478,491,719             --           --
Federated Value.......................     7,547,700     1,210,799      6,336,901     52,959,471             --       16,874
Venture Value.........................   253,113,615    11,549,359    241,564,256    896,593,662             --           --
Putnam Growth.........................    46,989,293     1,414,609     45,574,684    189,194,894             --           --
Growth/Phoenix Investment Counsel.....    28,315,376     3,626,289     24,689,087    192,931,646             --           --
Alliance Growth.......................   114,823,260    13,918,508    100,904,752    606,363,996             --           --
Global Equities**.....................    53,292,719    15,961,693     37,331,026    301,929,742             --           --
International Growth and Income.......     1,333,688     1,700,124       (366,436)    43,544,375             --           --
International Diversified
  Equities**..........................    21,025,270    13,968,835      7,056,435    242,741,427             --           --
Real Estate...........................     1,567,814       245,597      1,322,217     28,339,353             --           --
Aggressive Growth**...................    17,160,892     2,375,151     14,785,741     91,789,119      2,868,661           --
Emerging Markets......................       519,396     4,170,438     (3,651,042)    23,720,877        927,325           --

  * Expire 2004-2005

 ** Post 10/31/97 Capital Loss Deferrals: Corporate Bond $735; Growth-Income
    $159,504; Global Equities $4,392,999; International Diversified Equities $7,883,251 and Aggressive Growth $542,896.

*** Post 10/31/97 Currency Loss Deferrals: Utility $379.

  + Net capital loss carryovers reported as of November 30, 1997, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

---------------------

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management              $0--$100 million     0.55%
                              >  $100 million     0.50%
                              >  $300 million     0.45%
Corporate Bond               $0--$ 50 million     0.70%
                              >  $ 50 million     0.60%
                              >  $150 million     0.55%
                              >  $250 million     0.50%
Global Bond-                 $0--$ 50 million     0.75%
  Asset Allocation            >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
High-Yield Bond              $0--$ 50 million     0.70%
                              >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
Worldwide High                        >  $  0     1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-         $0--$ 50 million     0.70%
  Balanced/Phoenix            >  $ 50 million     0.65%
  Investment Counsel-         >  $150 million     0.60%
  Growth-Income-              >  $300 million     0.55%
  Alliance Growth-            >  $500 million     0.50%
  Growth/Phoenix
  Investment Counsel
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Utility-Federated Value      $0--$150 million     0.75%
                              >  $150 million     0.60%
                              >  $500 million     0.50%
Venture Value-Real Estate    $0--$100 million     0.80%
                              >  $100 million     0.75%
                              >  $500 million     0.70%
Putnam Growth                $0--$150 million     0.85%
                              >  $150 million     0.80%
                              >  $300 million     0.70%
International Growth and     $0--$150 million     1.00%
  Income                      >  $150 million     0.90%
                              >  $300 million     0.80%
Global Equities              $0--$ 50 million     0.90%
                              >  $ 50 million     0.80%
                              >  $150 million     0.70%
                              >  $300 million     0.65%
Aggressive Growth            $0--$100 million     0.75%
                              >  $100 million    0.675%
                              >  $250 million    0.625%
                              >  $500 million     0.60%
Emerging Markets                      >  $  0     1.25%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Goldman Sachs Asset Management International, an affiliate of Goldman Sachs & Co., serves as subadviser for the Global Bond Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Federated Investment Counseling serves as a subadviser for the Corporate Bond, Utility and Federated Value Portfolios; Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter Discover & Co., serves as subadviser for the Worldwide High Income and International Diversified Equities Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios; Alliance Capital Management L.P. serves as a subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios; Davis Selected Advisers, L.P. serves as subadviser for the Venture Value and Real Estate Portfolios; and Putnam Investment Management, Inc. serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios. Effective April 16, 1997 Putnam Investment Management, Inc. assumed the role as subadviser from Provident Investment Counsel, Inc. for the Putnam Growth Portfolio (formerly the Provident Growth Portfolio).

                                                           ---------------------

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Corporate Bond               $0--$ 25 million     0.30%
                              >  $ 25 million     0.25%
                              >  $ 50 million     0.20%
                              >  $150 million     0.15%
Global Bond-                 $0--$ 50 million     0.40%
  Asset Allocation            >  $ 50 million     0.30%
                              >  $150 million     0.25%
                              >  $250 million     0.20%
Worldwide High Income-       $0--$350 million     0.65%
  International Diversified   >  $350 million     0.60%
  Equities
Balanced/Phoenix             $0--$ 50 million     0.35%
  Investment Counsel-         >  $ 50 million     0.30%
  Growth-Income-              >  $150 million     0.25%
  Alliance Growth-            >  $300 million     0.20%
  Growth/Phoenix              >  $500 million     0.15%
  Investment Counsel
Utility-Federated Value      $0--$ 20 million     0.55%
                              >  $ 20 million     0.35%
                              >  $ 50 million     0.25%
                              >  $150 million     0.20%
                              >  $500 million     0.15%
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Venture Value-Real Estate    $0--$100 million     0.45%
                              >  $100 million     0.40%
                              >  $500 million     0.35%
Putnam Growth                $0--$150 million     0.50%
                              >  $150 million     0.45%
                              >  $300 million     0.35%
Global Equities              $0--$ 50 million     0.50%
                              >  $ 50 million     0.40%
                              >  $150 million     0.30%
                              >  $300 million     0.25%
International Growth         $0--$150 million     0.65%
  and Income                  >  $150 million     0.55%
                              >  $300 million     0.45%
Emerging Markets             $0--$150 million     1.00%
                              >  $150 million     0.95%
                              >  $300 million     0.85%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets:
SunAmerica Balanced Portfolio -- 1.00%, Utility Portfolio -- 1.05%, Federated Value Portfolio -- 1.05%, International Growth and Income Portfolio -- 1.60%, Real Estate Portfolio -- 1.25%, Aggressive Growth Portfolio -- 1.05% and Emerging Markets Portfolio -- 1.90%. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, effective June 3, 1996, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

  At November 30, 1997, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                                               BALANCE
                                                                                  AMOUNT      SUBJECT TO
                                                                                 RECOUPED     RECOUPMENT
                                                                                 --------     ----------
            SunAmerica Balanced Portfolio....................................    $ 9,879       $  2,613
            Utility Portfolio................................................         --         41,753
            Federated Value Portfolio........................................     16,677             --
            International Growth and Income Portfolio........................         --         52,507
            Real Estate Portfolio............................................         --          7,874
            Aggressive Growth Portfolio......................................      3,185             --
            Emerging Markets Portfolio.......................................         --         55,614

6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $223,826. During the year ended November 30, 1997, an additional $19,122 was incurred as part of the organization and registration of International Growth and Income Portfolio, Real Estate Portfolio and Emerging Markets Portfolio. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

---------------------

7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1997, was as follows:

                                  CASH            GLOBAL         CORPORATE       HIGH-YIELD       WORLDWIDE       SUNAMERICA
                               MANAGEMENT          BOND            BOND             BOND         HIGH INCOME       BALANCED
                               ---------------------------------------------------------------------------------------------
Purchases of portfolio
  securities (excluding
  U.S. government
  securities)..............    $        --     $226,029,858     $40,815,699     $408,262,796     $194,084,987     $48,399,099
Sales of portfolio
  securities (excluding
  U.S. government
  securities)..............             --      192,808,617      19,086,248      344,823,245      120,395,277      26,738,310
Purchases of U.S.
  government securities....             --       41,002,858       5,180,703        2,907,188               --      14,242,858
Sales of U.S. government
  securities...............             --       46,845,461       3,319,617        2,898,750               --       6,484,046

                                       BALANCED/PHOENIX
                                          INVESTMENT            ASSET                                                FEDERATED
                                           COUNSEL            ALLOCATION          UTILITY        GROWTH-INCOME         VALUE
                                             -----------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).......................     $110,377,548        $  365,429,006     $ 22,656,282      $ 330,671,857     $  51,917,160
Sales of portfolio securities
  (excluding U.S. government
  securities).......................      100,829,574           243,861,209        9,881,504        182,382,955        13,400,918
Purchases of U.S. government
  securities........................      100,506,017           497,120,181               --          9,846,665           218,901
Sales of U.S. government
  securities........................       97,873,551           472,455,217               --          5,699,550           580,945

                                                                               GROWTH/PHOENIX
                                           VENTURE              PUTNAM           INVESTMENT         ALLIANCE           GLOBAL
                                            VALUE               GROWTH            COUNSEL            GROWTH           EQUITIES
                                             -----------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).......................     $507,736,131        $  250,004,586     $408,396,428      $ 775,660,350     $ 389,226,183
Sales of portfolio securities
  (excluding U.S. government
  securities).......................      158,915,378           217,634,080      389,098,707        565,919,094       334,058,797
Purchases of U.S. government
  securities........................          667,651               868,261        6,089,651          8,594,670                --
Sales of U.S. government
  securities........................          376,658             9,311,633        8,038,393         15,660,791                --

                                        INTERNATIONAL       INTERNATIONAL
                                          GROWTH AND         DIVERSIFIED                           AGGRESSIVE         EMERGING
                                            INCOME             EQUITIES         REAL ESTATE          GROWTH           MARKETS
                                             -----------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).......................     $ 45,154,469        $  166,708,332     $ 25,575,741      $ 198,662,040     $  28,502,038
Sales of portfolio securities
  (excluding U.S. government
  securities).......................        4,855,692           107,056,502        1,008,403        141,546,246         6,848,213
Purchases of U.S. government
  securities........................               --                    --               --          2,424,188                --
Sales of U.S. government
  securities........................               --                    --               --                 --                --

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                               GOLDMAN        SHELBY         SUNAMERICA       ROYAL ALLIANCE
                                                             SACHS & CO.   CULLOM DAVIS   SECURITIES, INC.   ASSOCIATES, INC.
                                                             -----------   ------------   ----------------   ----------------
      Asset Allocation Portfolio...........................    $77,151       $     --         $     --            $   --
      Venture Value Portfolio..............................         --         43,704           43,992                --
      Putnam Growth Portfolio..............................         --             --              400               520
      Growth/Phoenix Investment Counsel Portfolio..........         --             --               --             1,220

9. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at the Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the year ended November 30, 1997, the High-Yield Bond Portfolio had borrowings outstanding for 5 days under the line of credit and incurred $963 in interest charges related to these borrowings. The High-Yield Bond Portfolio did not have any outstanding borrowing at November 30, 1997.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                 NET                                                         DIVIDENDS        DIVIDENDS       NET
                ASSET                    NET REALIZED &       TOTAL        DECLARED FROM      FROM NET       ASSET
                VALUE         NET          UNREALIZED          FROM             NET           REALIZED       VALUE
  PERIOD      BEGINNING    INVESTMENT    GAIN (LOSS) ON     INVESTMENT      INVESTMENT         GAIN ON       END OF      TOTAL
  ENDED       OF PERIOD     INCOME**      INVESTMENTS       OPERATIONS        INCOME         INVESTMENTS     PERIOD     RETURN***
--------------------------------------------------------------------------------------------------------------------------------

                                                    Cash Management Portfolio
2/9/93-
11/30/93       $ 10.00       $ 0.19          $ 0.01           $ 0.20          $    --          $    --       $10.20        2.00%
11/30/94         10.20         0.38           (0.02)            0.36            (0.09)              --        10.47        3.51
11/30/95         10.47         0.56            0.01             0.57            (0.34)              --        10.70        5.59
11/30/96         10.70         0.53           (0.02)            0.51            (0.45)              --        10.76        4.92
11/30/97         10.76         0.53            0.01             0.54            (0.56)              --        10.74        5.22
                                                      Global Bond Portfolio
7/1/93-
11/30/93         10.00         0.13            0.17             0.30               --               --        10.30        3.00
11/30/94         10.30         0.53           (0.86)           (0.33)           (0.09)           (0.05)        9.83       (3.18)
11/30/95          9.83         0.60            0.97             1.57            (0.38)              --        11.02       16.40
11/30/96         11.02         0.59            0.54             1.13            (0.75)              --        11.40       10.94
11/30/97         11.40         0.52            0.38             0.90            (0.75)           (0.04)       11.51        8.43
                                                    Corporate Bond Portfolio
7/1/93-
11/30/93         10.00         0.14            0.05             0.19               --               --        10.19        1.90
11/30/94         10.19         0.52           (0.87)           (0.35)           (0.05)           (0.04)        9.75       (3.41)
11/30/95          9.75         0.60            1.00             1.60            (0.53)              --        10.82       17.01
11/30/96         10.82         0.65            0.03             0.68            (0.41)              --        11.09        6.51
11/30/97         11.09         0.77            0.21             0.98            (0.53)              --        11.54        9.26
                                                   High-Yield Bond Portfolio
2/9/93-
11/30/93         10.00         0.76            0.36             1.12               --               --        11.12       11.20
11/30/94         11.12         1.20           (1.65)           (0.45)           (0.29)           (0.06)       10.32       (4.26)
11/30/95         10.32         1.11            0.12             1.23            (1.02)              --        10.53       12.64
11/30/96         10.53         0.98            0.48             1.46            (0.95)              --        11.04       14.86
11/30/97         11.04         1.04            0.48             1.52            (0.74)              --        11.82       14.53
                                                Worldwide High Income Portfolio
10/28/94-
11/30/94         10.00         0.04           (0.09)           (0.05)              --               --         9.95       (0.50)
11/30/95          9.95         1.10            0.47             1.57            (0.10)              --        11.42       16.02
11/30/96         11.42         1.25            1.60             2.85            (0.87)           (0.05)       13.35       26.87
11/30/97         13.35         0.98            0.68             1.66            (0.90)           (0.91)       13.20       14.17
                                                 SunAmerica Balanced Portfolio
6/3/96-
11/30/96         10.00         0.10            1.03             1.13               --               --        11.13       11.30
11/30/97         11.13         0.23            2.15             2.38            (0.04)           (0.02)       13.45       21.48
                                        Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94         10.00         0.04           (0.08)           (0.04)              --               --         9.96       (0.40)
11/30/95          9.96         0.34            2.23             2.57            (0.05)              --        12.48       25.89
11/30/96         12.48         0.34            1.31             1.65            (0.19)           (0.31)       13.63       13.75
11/30/97         13.63         0.37            1.39             1.76            (0.23)           (0.41)       14.75       13.52

              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO      INCOME TO                     AVERAGE
  PERIOD     PERIOD      AVERAGE NET     AVERAGE NET      PORTFOLIO    COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS        TURNOVER     PER SHARE
--------------------------------------------------------------------------------------------------------------------------------

                             Cash Management Portfolio
2/9/93-
11/30/93    $ 24,603         0.71%+++         2.53%+++        --%        $   NA
11/30/94      89,098         0.70++           3.73++          --             NA
11/30/95      90,731         0.67             5.32            --             NA
11/30/96      91,247         0.62             4.90            --             NA
11/30/97     156,119         0.63             5.06            --             NA
                               Global Bond Portfolio
7/1/93-
11/30/93      25,010         1.35+++          3.56+++         84             NA
11/30/94      44,543         1.06             5.29           347             NA
11/30/95      59,759         0.95             5.89           339             NA
11/30/96      68,221         0.89             5.44           223             NA
11/30/97      89,043         0.90             4.70           360             NA
                             Corporate Bond Portfolio
7/1/93-
11/30/93      11,667         0.94+++          3.92+++        208             NA
11/30/94      15,869         0.94++           5.21++         419             NA
11/30/95      29,475         0.96++           5.93++         412             NA
11/30/96      37,207         0.97             6.11           338             NA
11/30/97      62,272         0.91             6.99            49             NA
                            High-Yield Bond Portfolio
2/9/93-
11/30/93      41,851         0.94+++          9.43+++        229             NA
11/30/94      55,803         0.92++          11.07++         225             NA
11/30/95      82,174         0.80            10.80           174             NA
11/30/96     113,229         0.77             9.41           107             NA
11/30/97     195,639         0.75             9.26           243             NA
                         Worldwide High Income Portfolio
10/28/94-
11/30/94      10,478         1.60+++          4.48+++          2             NA
11/30/95      21,515         1.30            10.46           176             NA
11/30/96      49,204         1.18            10.45           177             NA
11/30/97     125,224         1.10             7.58           146             NA
                          SunAmerica Balanced Portfolio
6/3/96-
11/30/96      10,224         1.00+++          1.92+++         40          .0600
11/30/97      44,621         1.00             1.82           143          .0600
                       Balanced/Phoenix Investment Portfolio
10/28/94-
11/30/94       1,516         1.00+++          4.25+++         10             NA
11/30/95      32,429         0.98++           3.08++         153             NA
11/30/96      70,021         0.84             2.74           194          .0589
11/30/97      95,721         0.82             2.63           271          .0526

   *    Calculated based upon average shares outstanding

   **   After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   +    Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                       EXPENSES                                 NET INVESTMENT INCOME
                                       -----------------------------------------     --------------------------------------------
                                       1993     1994     1995     1996     1997      1993     1994      1995      1996      1997
                                       -----------------------------------------     --------------------------------------------
Cash Management Portfolio..........    1.10%    0.78%    0.67%    0.62%    0.63%     2.14%     3.65%     5.32%     4.90%    5.06%
Global Bond Portfolio..............    1.81     1.06     0.95     0.89     0.90      3.10      5.29      5.89      5.44     4.70
Corporate Bond Portfolio...........    1.81     1.09     0.97     0.97     0.91      3.05      5.06      5.92      6.11     6.99
High-Yield Bond Portfolio..........    1.29     0.93     0.80     0.77     0.75      9.08     11.06     10.80      9.41     9.26
Worldwide High Income Portfolio....      --     2.26     1.30     1.18     1.10        --      3.82     10.46     10.45     7.58
SunAmerica Balanced Portfolio......      --       --       --     1.43     1.00        --        --        --      1.49     1.82
Balanced/Phoenix Investment Counsel
  Portfolio........................      --     6.82     1.11     0.84     0.82        --     (1.57)     2.95      2.74     2.63

See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                 NET                                          TOTAL          DIVIDENDS        DIVIDENDS       NET
                ASSET         NET        NET REALIZED &        FROM        DECLARED FROM      FROM NET       ASSET
                VALUE       INVEST-        UNREALIZED        INVEST-            NET           REALIZED       VALUE
  PERIOD      BEGINNING       MENT       GAIN (LOSS) ON        MENT         INVESTMENT         GAIN ON       END OF      TOTAL
  ENDED       OF PERIOD     INCOME**      INVESTMENTS       OPERATIONS        INCOME         INVESTMENTS     PERIOD     RETURN***
--------------------------------------------------------------------------------------------------------------------------------

                                                     Asset Allocation Portfolio
7/1/93-
11/30/93       $ 10.00       $ 0.08          $ 0.28           $ 0.36          $    --          $    --       $10.36        3.60%
11/30/94         10.36         0.29           (0.25)            0.04            (0.05)           (0.03)       10.32        0.30
11/30/95         10.32         0.42            2.24             2.66            (0.20)           (0.04)       12.74       26.10
11/30/96         12.74         0.48            2.00             2.48            (0.31)           (0.39)       14.52       20.27
11/30/97         14.52         0.44            2.55             2.99            (0.40)           (0.90)       16.21       21.97
                                                         Utility Portfolio
6/3/96-
11/30/96         10.00         0.24            0.51             0.75               --               --        10.75        7.50
11/30/97         10.75         0.36            1.91             2.27            (0.09)           (0.02)       12.91       21.26
                                                      Growth-Income Portfolio
2/9/93-
11/30/93         10.00         0.12            0.49             0.61               --               --        10.61        6.10
11/30/94         10.61         0.13           (0.36)           (0.23)           (0.04)           (0.01)       10.33       (2.20)
11/30/95         10.33         0.17            3.31             3.48            (0.10)              --        13.71       33.89
11/30/96         13.71         0.18            3.48             3.66            (0.12)           (0.43)       16.82       27.41
11/30/97         16.82         0.17            4.69             4.86            (0.13)           (0.73)       20.82       30.11
                                                     Federated Value Portfolio
6/3/96-
11/30/96         10.00         0.07            1.01             1.08               --               --        11.08       10.80
11/30/97         11.08         0.13            2.72             2.85            (0.03)              --        13.90       25.75
                                                      Venture Value Portfolio
10/28/94-
11/30/94         10.00         0.03           (0.25)           (0.22)              --               --         9.78       (2.20)
11/30/95          9.78         0.17            3.55             3.72            (0.03)              --        13.47       38.17
11/30/96         13.47         0.18            3.46             3.64            (0.09)           (0.12)       16.90       27.44
11/30/97         16.90         0.19            4.73             4.92            (0.09)           (0.26)       21.47       29.62
                                                      Putnam Growth Portfolio
2/9/93-
11/30/93         10.00         0.02            0.02             0.04               --               --        10.04        0.40
11/30/94         10.04         0.03           (0.01)            0.02            (0.01)              --        10.05        0.19
11/30/95         10.05        (0.01)           3.09             3.08            (0.03)              --        13.10       30.66
11/30/96         13.10           --            2.61             2.61               --               --        15.71       19.92
11/30/97         15.71         0.03            3.93             3.96               --            (0.52)       19.15       26.01
                                            Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93         10.00         0.17            0.61             0.78               --               --        10.78        7.80
11/30/94         10.78         0.16           (0.87)           (0.71)           (0.06)              --        10.01       (6.64)
11/30/95         10.01         0.12            3.14             3.26            (0.13)              --        13.14       32.92
11/30/96         13.14         0.11            2.16             2.27            (0.11)           (0.91)       14.39       18.40
11/30/97         14.39         0.11            2.48             2.59            (0.10)           (1.26)       15.62       19.78


               NET                         RATIO OF NET
              ASSETS        RATIO OF        INVESTMENT
              END OF       EXPENSES TO      INCOME TO                     AVERAGE
  PERIOD      PERIOD       AVERAGE NET     AVERAGE NET      PORTFOLIO    COMMISSION
  ENDED      (000'S)         ASSETS           ASSETS        TURNOVER     PER SHARE
--------------------------------------------------------------------------------------------------------------------------------

                               Asset Allocation Portfolio
7/1/93-
11/30/93    $   35,590         0.99%+++         2.33%+++        71%        $   NA
11/30/94       106,856         0.94++           2.71++         152             NA
11/30/95       199,836         0.81             3.62           207             NA
11/30/96       316,388         0.74             3.66           200          .0587
11/30/97       526,585         0.68             2.88           176          .0591
                                    Utility Portfolio
6/3/96-
11/30/96         6,299         1.05+++          4.41+++         24          .0439
11/30/97        24,366         1.05++           3.15++          77          .0365
                                  Growth-Income Portfolio
2/9/93-
11/30/93        45,080         0.82+++          1.59+++         27             NA
11/30/94        84,899         0.81++           1.26++          59             NA
11/30/95       171,281         0.77             1.42            59             NA
11/30/96       325,463         0.72             1.21            82          .0597
11/30/97       622,062         0.65             0.89            44          .0555
                                 Federated Value Portfolio
6/3/96-
11/30/96        12,460         1.05+++          1.26+++         30          .0520
11/30/97        59,024         1.03             1.03            46          .0494
                                  Venture Value Portfolio
10/28/94-
11/30/94         4,449         1.10+++          3.93+++         --             NA
11/30/95       154,908         1.00++           1.43++          18             NA
11/30/96       516,413         0.85             1.21            22          .0598
11/30/97     1,140,053         0.79             0.98            22          .0599
                                  Putnam Growth Portfolio
2/9/93-
11/30/93        42,911         0.97+++          0.32+++         40             NA
11/30/94        75,342         0.96++           0.31++          54             NA
11/30/95       115,276         0.93            (0.05)           52             NA
11/30/96       160,073         0.90            (0.02)           63          .0443
11/30/97       234,726         0.91             0.18           125          .0324
                       Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93        65,032         0.82+++          2.20+++        165             NA
11/30/94       104,194         0.81++           1.52++         211             NA
11/30/95       149,910         0.76             1.01           229             NA
11/30/96       186,368         0.74             0.82           164          .0534
11/30/97       218,496         0.73             0.77           217          .0530

   *    Calculated based upon average shares outstanding

   **   After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   +    Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                      EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                      -----------------------------------------     ---------------------------------------------
                                      1993     1994     1995     1996     1997      1993      1994      1995      1996      1997
                                      -----------------------------------------     ---------------------------------------------
Asset Allocation Portfolio........    1.67%    0.94%    0.81%    0.74%    0.68%      1.65%     2.71%     3.62%     3.66%    2.88%
Utility Portfolio.................      --       --       --     1.93     1.24         --        --        --      3.53     2.96
Growth-Income Portfolio...........    1.40     0.89     0.77     0.72     0.65       1.01      1.18      1.42      1.21     0.89
Federated Value Portfolio.........      --       --       --     1.57     1.03         --        --        --      0.74     1.03
Venture Value Portfolio...........      --     3.89     1.02     0.85     0.79         --      1.14      1.41      1.21     0.98
Putnam Growth Portfolio...........    1.46     1.05     0.93     0.90     0.91      (0.17)     0.22     (0.05)    (0.02)    0.18
Growth/Phoenix Investment Counsel
  Portfolio.......................    1.28     0.87     0.76     0.74     0.73       1.74      1.46      1.01      0.82     0.77

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                 NET          NET                             TOTAL          DIVIDENDS        DIVIDENDS       NET
                ASSET       INVEST-      NET REALIZED &        FROM        DECLARED FROM      FROM NET       ASSET
                VALUE         MENT         UNREALIZED        INVEST-            NET           REALIZED       VALUE
  PERIOD      BEGINNING      INCOME      GAIN (LOSS) ON        MENT         INVESTMENT         GAIN ON       END OF      TOTAL
  ENDED       OF PERIOD     (LOSS)**      INVESTMENTS       OPERATIONS        INCOME         INVESTMENTS     PERIOD     RETURN***
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93       $ 10.00       $ 0.05          $ 0.87           $ 0.92          $    --          $    --       $10.92        9.20%
11/30/94         10.92         0.04           (0.14)           (0.10)           (0.01)           (0.17)       10.64       (0.93)
11/30/95         10.64         0.07            5.08             5.15            (0.03)           (0.13)       15.63       48.91
11/30/96         15.63         0.08            4.07             4.15            (0.04)           (1.01)       18.73       28.05
11/30/97         18.73         0.16            4.76             4.92            (0.05)           (1.04)       22.56       27.80
Global Equities Portfolio
2/9/93-
11/30/93         10.00         0.03            0.96             0.99               --               --        10.99        9.90
11/30/94         10.99         0.05            0.71             0.76            (0.01)           (0.07)       11.67        6.87
11/30/95         11.67         0.12            1.64             1.76            (0.08)           (0.29)       13.06       15.58
11/30/96         13.06         0.14            2.19             2.33            (0.14)           (0.33)       14.92       18.21
11/30/97         14.92         0.09            1.79             1.88            (0.13)           (0.69)       15.98       13.30
International Growth and Income Portfolio
6/2/97-
11/30/97         10.00         0.03            0.38             0.41               --               --        10.41        4.10
International Diversified Equities Portfolio
10/28/94-
11/30/94         10.00         0.01           (0.23)           (0.22)              --               --         9.78       (2.20)
11/30/95          9.78         0.07            0.38             0.45            (0.08)              --        10.15        4.63
11/30/96         10.15         0.05            1.43             1.48            (0.26)              --        11.37       14.85
11/30/97         11.37         0.09            0.28             0.37            (0.31)           (0.10)       11.33        3.52
Real Estate Portfolio
6/2/97-
11/30/97         10.00         0.16            1.37             1.53               --               --        11.53       15.30
Aggressive Growth Portfolio
6/3/96-
11/30/96         10.00         0.02            0.34             0.36               --               --        10.36        3.60
11/30/97         10.36         0.01            1.40             1.41            (0.01)              --        11.76       13.62
Emerging Markets Portfolio
6/2/97-
11/30/97         10.00         0.06           (2.03)           (1.97)              --               --         8.03      (19.70)

              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO      INCOME TO                     AVERAGE
  PERIOD     PERIOD      AVERAGE NET     AVERAGE NET      PORTFOLIO    COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS        TURNOVER     PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93    $ 23,256         0.82%+++         0.61%+++        73%        $   NA
11/30/94      53,213         0.82++           0.37++         146             NA
11/30/95     167,870         0.79             0.51           138             NA
11/30/96     381,367         0.71             0.51           121          .0649
11/30/97     704,533         0.65             0.37           110          .0617
Global Equities Portfolio
2/9/93-
11/30/93      43,737         1.50+++          0.38+++         58             NA
11/30/94     136,758         1.28             0.42            67             NA
11/30/95     165,752         1.14             1.02           106             NA
11/30/96     246,482         1.03             1.04            70          .0256
11/30/97     341,639         0.95             0.58           115          .0284
International Growth and Income Portfolio
6/2/97-
11/30/97      42,844         1.60+++          0.61+++         19          .0030
International Diversified Equities Portfolio
10/28/94-
11/30/94      12,438         1.70+++          1.60+++         --             NA
11/30/95      48,961         1.70++           0.76++          52             NA
11/30/96     157,008         1.59             0.47            53          .0023
11/30/97     248,927         1.35             0.82            56          .0008
Real Estate Portfolio
6/2/97-
11/30/97      29,565         1.25+++          3.25+++          7          .0600
Aggressive Growth Portfolio
6/3/96-
11/30/96      35,124         1.05+++          0.46+++         47          .0600
11/30/97     103,603         0.90            (0.13)          221          .0600
Emerging Markets Portfolio
6/2/97-
11/30/97      19,979         1.90+++          1.33+++         49          .0011

     * Calculated based upon average shares outstanding

    ** After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor
       National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

     + Annualized

    ++ During the periods ended November 30, 1993, 1994, 1995, 1996 and 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                      EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                      -----------------------------------------     ---------------------------------------------
                                      1993     1994     1995     1996     1997      1993      1994      1995      1996      1997
                                      -----------------------------------------     ---------------------------------------------
Alliance Growth Portfolio.........    1.56%    0.96%    0.79%    0.71%    0.65%     (0.13)%    0.23%     0.51%     0.51%     0.37%
Global Equities Portfolio.........    2.52     1.28     1.14     1.03     0.95      (0.64)     0.42      1.02      1.04      0.58
International Growth and Income
  Portfolio+......................      --       --       --       --     2.02         --        --        --        --      0.19
International Diversified Equities
  Portfolio.......................      --     3.50     2.09     1.59     1.35         --     (0.20)     0.37      0.47      0.82
Real Estate Portfolio+............      --       --       --       --     1.36         --        --        --        --      3.14
Aggressive Growth Portfolio.......      --       --       --     1.09     0.90         --        --        --      0.42     (0.13)
Emerging Markets Portfolio+.......      --       --       --       --     2.60         --        --        --        --      0.63

See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Global Bond Portfolio, Corporate Bond Portfolio (formerly Fixed Income Portfolio), High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio (formerly Provident Growth Portfolio), Global Equities Portfolio, International Growth and Income Portfolio, International Diversified Equities Portfolio, Real Estate Portfolio, Aggressive Growth Portfolio and Emerging Markets Portfolio (constituting the twenty-one portfolios of SunAmerica Series Trust, hereafter referred to as the "Fund") at November 30, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 14, 1998

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended November 30, 1997.

  During the year ended November 30, 1997 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                                QUALIFYING % FOR
                                                               NET              NET               NET                 THE
                                                TOTAL       INVESTMENT      SHORT-TERM         LONG-TERM         70% DIVIDENDS
                                              DIVIDENDS       INCOME       CAPITAL GAINS     CAPITAL GAINS     RECEIVED DEDUCTION
                                              ---------     ----------     -------------     -------------     ------------------
Cash Management Portfolio.................      $0.56         $ 0.56           $  --             $  --                   --%
Global Bond Portfolio.....................       0.79           0.74            0.03              0.02                   --
Corporate Bond Portfolio..................       0.53           0.53              --                --                 1.67
High-Yield Bond Portfolio.................       0.74           0.74              --                --                10.52
Worldwide High Income Portfolio...........       1.81           0.90            0.84              0.07                 0.35
SunAmerica Balanced Portfolio.............       0.06           0.04            0.02                --                10.12
Balanced/Phoenix Investment Counsel
  Portfolio...............................       0.64           0.23            0.29              0.12                11.37
Asset Allocation Portfolio................       1.30           0.40            0.45              0.45                19.12
Utility Portfolio.........................       0.11           0.09            0.02                --                42.08
Growth-Income Portfolio...................       0.86           0.13            0.27              0.46                42.64
Federated Value Portfolio.................       0.03           0.03              --                --                33.24
Venture Value Portfolio...................       0.35           0.09            0.01              0.25                99.86
Putnam Growth Portfolio...................       0.52             --              --              0.52                   --
Growth/Phoenix Investment Counsel
  Portfolio...............................       1.36           0.10            0.95              0.31                 9.30
Alliance Growth Portfolio.................       1.09           0.05            0.60              0.44                17.04
Global Equities Portfolio.................       0.82           0.13            0.29              0.40                17.03
International Growth and Income
  Portfolio...............................         --             --              --                --                   --
International Diversified Equities
  Portfolio...............................       0.42           0.31            0.04              0.07                   --
Real Estate Portfolio.....................         --             --              --                --                   --
Aggressive Growth Portfolio...............       0.01           0.01              --                --                   --
Emerging Markets Portfolio................         --             --              --                --                   --

  The Global Equities and International Diversified Equities Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended November 30, 1997 were $378,404 and $488,607 respectively. The gross foreign source income for information reporting is $3,020,961 and $4,258,469 respectively.

---------------------

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)  Financial Statements.



                 Set forth in Part B of Registrant's Statement of Additional Information are the audited financial statements of SunAmerica Series Trust with respect to Registrant's fiscal year ended November 30, 1997. The Financial Highlights are set forth in Part A of the Prospectus under the caption "Financial Highlights." No financial statements are included in Part C.


                 All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

(b)  Exhibits.

         (1) Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (2) By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (3)     Voting Trust Agreement.  Inapplicable.

         (4)     Share of Beneficial Interest.  Inapplicable.

         (5)(a) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on May 7, 1997.

         (5)(b) Subadvisory Agreements. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996 and also Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on May 7, 1997.

         (6)     Distribution Agreement.  Inapplicable.

         (7)     Bonus, Profit Sharing, Pension or Similar Contracts.
                 Inapplicable.

         (8) Custodian Contract. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 28, 1997.

         (9) Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (9)(a) Transfer Agency and Service Agreement filed between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on May 7, 1997.


         (10)    Opinion and Consent of Counsel. Inapplicable


         (11)    Consent of Independent Accountants.


         (12)    Financial Statements Omitted from Item 23.  Inapplicable.

         (13)    Initial Capitalization Agreement.  Inapplicable.

         (14)    Model Plan.  Inapplicable.

         (15)    Rule 12b-1 Plan.  Inapplicable.


         (16)    Performance Computations.



         (17)    Financial Data Schedules.





         (18) Power of Attorney Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.


Item 25. Persons Controlled by or Under Common Control with Registrant.

         Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on November 3, 1992.

Item 26. Number of Holders of Securities.

         As of November 30, 1997, the number of record holders of SunAmerica Series Trust was as follows:

             Title of Class                             Number of Record Holders

             Shares of Beneficial Interest                          4*

         * Held by Variable Separate Account and Variable Annuity Account Four of Anchor National Life Insurance Company, FS Variable Separate Account of First SunAmerica Life Insurance Company and SunAmerica Inc.

Item 27. Indemnification.

         Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                INDEMNIFICATION

                 The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

         (a) the Trust shall indemnify any director or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith an in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

         (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

         (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

         (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or
         (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

         (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

         Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

         (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

         (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                          * * * * * * * * * * * * * *

                 The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

                 SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser.

         SunAmerica Asset Management Corp. ("SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information.

         Alliance Capital Management L.P., Federated Investment Counseling, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Putnam Investment Management, Inc., Davis Selected Advisers, L.P., Morgan Stanley Asset Management Inc. and Federated Investment Counseling, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Putnam Investment Management, Inc., Davis Selected Advisers, L.P. Morgan Stanley Asset Management Inc. and Federated Investment Counseling, and other required information:

                                                   File No.
         Alliance Capital Management L.P.          801-32361
         Federated Investment Counseling           801-34611
         Goldman Sachs Asset Management            801-16048
         Goldman Sachs Asset Management Int'l.     801-38157
         Phoenix Investment Counsel, Inc.          801-5995
         Putnam Investment Management, Inc.        801-7974
         Davis Selected Advisers, L.P.             801-31648
         Morgan Stanley Asset Management Inc.      801-15757




Item 29. Principal Underwriters.

         There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.
         SunAmerica Asset Management Corp., is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York 10105. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are located at 85 Broad Street, 12th Floor, New York, New York 10005. Morgan Stanley Asset Management Inc., is located at 1221 Avenue of the Americas, 22nd Floor, New York, New York 10020. Phoenix Investment Counsel, Inc. is located at One American Row, Hartford, Connecticut 06115. Putnam Investment Management, Inc., is located at One Post Office Square, Boston, Massachusetts 02109. Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Sante Fe, New Mexico 87501. Federated Investment Counseling is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Each of the Investment Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services.

         None.


Item 32. Undertakings.

         Registrant hereby undertakes to:
         (b) file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's registration statement, with respect to the "Dogs" of Wall Street Portfolio.
         (c) furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 15 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused the Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of March, 1998.
                                                   SUNAMERICA SERIES TRUST



                                                   By: /s/ Peter C. Sutton
                                                       ------------------------
                                                           Peter C. Sutton
                                                           Vice President

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 15 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



                *                 Trustee, Chairman and
------------------------------    President
James K. Hunt                     (Principal Executive Officer)     March 26, 1998

                *                 Senior Vice President,
------------------------------    Treasurer and Controller
Scott L. Robinson                 (Principal Financial
                                  and Accounting Officer)           March 26, 1998

                *                 Trustee                           March 26, 1998
------------------------------
Richards D. Barger


                *                 Trustee                           March 26, 1998
------------------------------
Norman J. Metcalfe

                *                 Trustee                           March 26, 1998
------------------------------
Allan L. Sher

                *                 Trustee                           March 26, 1998
------------------------------
William M. Wardlaw

*By: /s/ Robert M. Zakem                                            March 26, 1998
     -------------------------
         Robert M. Zakem
         Attorney-in-Fact

                            SUNAMERICA SERIES TRUST

                                 EXHIBIT INDEX


Exhibit No.    Name
-----------    ----
11             Consent of Independent Accountants
16             Performance Computations
17             Financial Data Schedules